As filed with the Securities and Exchange Commission on April 18, 2005	Registration No. 33-75980* Registration No. 811-2513

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

Post-Effective Amendment No. 20 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485

X	on April 29, 2005 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-75984.

PART A PROSPECTUS

ING Life Insurance and Annuity Company and its Variable Annuity Accounts B and C and ING Insurance Company of America and its Variable Annuity Account I
Supplement dated April 29, 2005

This supplement amends certain information contained in the most recent variable annuity contract prospectus and contract prospectus summary, as applicable. Please read it carefully and keep it with your variable annuity contract prospectus and contract prospectus summary, as applicable, for future reference.

______________________________________________________________________

The "Regulatory Matters" sub-section of the prospectus and prospectus summary, as applicable, is hereby deleted and replaced with the following:
Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

Other regulators, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

X.REGBCI-05 C05-0411-018R (04/2005)	Page 1 of 2	April 2005

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

X.REGBCI-05 C05-0411-018R (04/2005)	Page 2 of 2	April 2005
&ltR&gtContract Prospectus - April 29, 2005&lt/R&gt

The Contracts. The contracts described in this prospectus are group installment variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us). They are intended to be used as funding vehicles for certain types of retirement plans that may qualify for beneficial tax treatment under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents . . . page 3

The Funds

&ltR&gtING UBS U.S. Large Cap Equity Portfolio (Initial Class)

ING VP Balanced Portfolio, Inc. (Class I)

ING VP Growth and Income Portfolio (Class I)

ING VP Intermediate Bond Portfolio (formerly ING VP Bond Portfolio) (Class I) &lt/R&gt

ING VP Money Market Portfolio (Class I)

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account the contract holder, or you if permitted by the plan, instructs us to direct account dollars into any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Options
Guaranteed Accumulation Account
Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Options" section in this prospectus at page 10, Appendix III - Description of Underlying Funds and in each fund prospectus. Read this prospectus carefully in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain the April 29, 2005 Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under "Contract Overview Questions: Contacting the Company" section of the prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 41 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the contracts offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by the Guaranteed Accumulation Account prospectus, if applicable. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these contracts in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

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TABLE OF CONTENTS

Contract Overview	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who's Who
The Contract and Your Retirement Plan
Contract Rights	5
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase	6
Fee Table	7
Condensed Financial Information	10
Investment Options	10
Transfers Among Investment Options	12
Contract Purchase and Participation	14
Contract Ownership and Rights	16
Right to Cancel	16
Fees	17
Your Account Value	21
Withdrawals	23
Systematic Distribution Options	24
Death Benefit	25
The Income Phase	26
Taxation	29
&ltR&gtContract Distribution	35
Other Topics	37

The Company - Variable Annuity Account C - Performance Reporting - Voting Rights - Contract Modification - Regulatory Matters -Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Intent to Confirm Quarterly

Contents of the Statement of Additional Information	41
Appendix I - Guaranteed Accumulation Account	42
Appendix II - Fixed Account	44
Appendix III - Description of Underlying Funds&lt/R&gt	45
Appendix IV - Condensed Financial Information	CFI-1

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Contract Overview

Questions: Contacting the

Company. To answer your

questions, contact your local

representative or write or call

our Home Office:

ING

USFS Customer Service

Defined Contribution Administration, TS21

151 Farmington Avenue

Hartford, CT 06156

1-800-262-3862

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is a summary. Please read each section of this prospectus for additional information.
Who's Who
You (the participant): The individual participating in a retirement plan, where the plan uses the contract as a funding option.
Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.
Contract Holder: The person or entity to whom we issue the contract. Generally, the plan sponsor or plan trustees.
We (the Company): ING Life Insurance and Annuity Company. We issue the contract.
The Contract and Your Retirement Plan

Retirement plan (plan). A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. This prospectus describes the following types of retirement plans: (1) a "401 plan," which qualifies for tax treatment under Internal Revenue Code section 401, (2) an HR 10 plan, which is a plan under Code section 401 for self-employed individuals, (3) a Simplified Employee Pension (SEP), which is a plan under Code section 408(k), and (4) a group individual retirement annuity contract or certificate (group IRA), which is a plan under Code section 408(b). The Company does not issue new SEP or new group IRA contracts or accept new IRA participants under the contracts. To learn which type of plan you have, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account

(such as a 401 retirement plan, a SEP or an IRA), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

4	PRO.75980-05

Contract Rights

Under 401, HR 10 and SEP plans, the contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan. For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right.

Under group IRA contracts and IRA certificates, the contract holder has no right, title or interest in the amounts held under the contract. Each IRA participant owns all amounts held in his or her account, and may make any choices allowed under the contract for his or her account. The Company will maintain an individual account for each IRA participant.

For greater detail, see "Contract Ownership and Rights."

Contract Facts

Free Look/Right to Cancel. Contract holders, including contract holders under group IRA contracts, may cancel the contract within ten days after they receive the contract or as otherwise allowed by state law. IRA participants may cancel their participation under the group IRA contract within ten days of receiving their certificate of coverage. See "Right To Cancel."

Death Benefit. A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals. During the accumulation phase the contract holder or IRA participant may withdraw all or a part of the plan or individual account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation."

Systematic Distribution Options. The contract holder on your behalf may elect for you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

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Contract Phases

I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: The contract holder provides ING Life Insurance and Annuity Company with a completed application. Under some contracts, the contract holder directs us to set up individual accounts for participants. Under other contracts, we maintain only one plan account under the contract.

Payments to Your Account
Step 1 â
ING Life Insurance and Annuity Company
(a) â	Step 2	(b) â

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest account dollars in any of the following investment options:

a) Fixed Interest Options

b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its assigned fund.

Fixed Interest Options	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
â Step 3 â
	Mutual Fund A	Mutual Fund B
II. The Income Phase (receiving income phase payments from your contract). The contracts offer several income phase payment options. See "The Income Phase." In general, you may:
  Receive income phase payments over a lifetime or for a specified period;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase option that provides a death benefit to beneficiaries; and
  Select fixed income phase payment or variable income phase payments that vary based upon the performance of the variable investment options you select.

6	PRO.75980-05

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be deducted. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Holder Transaction Expenses

Early Withdrawal Charge[1]

(as a percentage of amount withdrawn) 5%

Allocation and Transfer Fees $0.00 - $10.00[2]

1 This is a deferred sales charge. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. No early withdrawal charge applies to amounts held in the Fixed Account or the subaccounts under group IRA contracts. See the "Fees" section.

2 We currently allow an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a transfer fee of $10.00 for each transfer or allocation charge in excess of 12 during each calendar year. See "Fees - Allocation and Transfer Fee."

In This Section:

  Maximum Contract Holder Transaction Expenses
  Annual Maintenance Fee
  Separate Account Annual Expenses
  Total Annual Fund Operating Expenses
  Fees Deducted by the Funds
  Hypothetical Examples

See "Fees" section for:

  How, When and Why Fees are Deducted
  Premium and Other Taxes
  &ltR&gtRedemption Fees&lt/R&gt

See "The Income Phase" for:

  Fees During the Income Phase

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Maintenance Fee $30.00[3]

Separate Account Annual Expenses

(as a percentage of average account value)

	HR 10 and SEP Contracts	Corporate 401 Contracts	Group IRA Contracts

Mortality and Expense Risk Charge	1.25%	1.19%	1.25%[4]
Administrative Expense Charge	0.00%-0.25%[5]	0.00%-0.25%[5]	0.00%-0.25%[5]
Total Separate Account Annual Expenses	1.25%-1.50%	1.19%-1.44%	1.25%-1.50%

3 This fee is deducted from each individual or plan account. It may be reduced or waived for certain plans. The maintenance fee does not apply to amounts held under group IRA contracts. See "Fees-Maintenance Fee."

4 This is the maximum mortality and expense risk charge permitted under the contract. The current mortality and expense risk charge is 1.19%.

5 Effective December 1, 2000 under HR 10 contracts issued after May 1, 1984, we make a daily deduction of 0.25% on an annual basis of the account value invested in the subaccounts. We currently do not impose this fee under SEP contracts, corporate 401 contracts or group IRA contracts; however, under group IRA contracts and some corporate 401 and SEP contracts we reserve the right to impose this fee in the future.

PRO.75980-05	7

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds' most recent fiscal year ends. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

		Minimum		Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees and other expenses)		&ltR&gt0.34%		0.85%&lt/R&gt

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.

&ltR&gtHow Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. The column labeled "Fees and Expenses Waived or Reimbursed" shows only contractual waivers or reimbursements that continue through at least May 1, 2006. The following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2004. There is no guarantee that actual expenses will be the same as those shown in the table. &lt/R&gt

&ltR&gtFund Expense Table(1)(2)
Fund Name	Management (Advisory) Fees	Other Expenses	Total Fund Annual Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Fund Annual Operating Expenses
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	0.15%	0.85%	--	0.85%
ING VP Balanced Portfolio, Inc. (Class I)(3)	0.50%	0.09%	0.59%	--	0.59%
ING VP Growth and Income Portfolio (Class I)(3)	0.50%	0.08%	0.58%	--	0.58%
ING VP Intermediate Bond Portfolio (Class I) (3)	0.40%	0.08%	0.48%	--	0.48%
ING VP Money Market Portfolio (Class I) (3)	0.25%	0.09%	0.34%	--	0.34%
Footnotes to "Fund Expense Table"

(1)

The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds'' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. These additional payments may also be used by the Company to finance distribution. See "Fees - Fund Fees and Expenses" for additional information.

(2)

In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no payments are made to the Company or the affiliated investment adviser by the subadvisers. However, the investment management fee shown in the fee table is apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Fees and Expenses" for additional information

(3)

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter. &lt/R&gt

8	PRO.75980-05

Hypothetical Examples

&ltR&gtThe following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract these costs include contract holder transaction expenses, contract fees including an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.062%), maximum separate account annual expenses for each type of contract, and fund fees and expenses applicable to that type of contract. &lt/R&gt

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
&ltR&gt	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
HR 10 and SEP Contracts	$ 757	$1,292	$1,741	$2,748	$ 244	$ 752	$1,287	$2,748

Corporate 401 Contracts	$ 752	$1,275	$1,712	$2,688	$ 238	$ 734	$1,256	$2,688

Group IRA Contracts	$ 238	$ 733	$1,255	$2,686	$ 238	$ 733	$1,255	$2,686&lt/R&gt

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:					(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
&ltR&gt	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
HR 10 and SEP Contracts	$ 709	$1,146	$1,493	$2,224	$ 193	$ 598	$1,028	$2,224

Corporate 401 Contracts	$ 703	$1,128	$1,464	$2,161	$ 187	$ 579	$ 997	$2,161

Group IRA Contracts	$ 187	$ 579	$ 996	$2,159	$ 187	$ 579	$ 996	$2,159&lt/R&gt

* Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within three years after payments start. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. Refer to Example A.

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Condensed Financial Information

Understanding Condensed Financial Information. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For the subaccounts that were not available 10 years ago, we give a history from the date of first availability.

Investment Options

The contract offers variable investment options and fixed interest options. When we establish your account, the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the fund.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.
Selecting Investment Options
Choose options appropriate for you. Your local representative can help evaluate which funds or fixed interest options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some funds are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices, and the Guaranteed Accumulation Account prospectus. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed in "Contract Overview-Questions: Contacting the Company," by accessing the SEC's website, or by contacting the SEC Public Reference Room.

  Limits on Option Availability.   Some funds and fixed interest options may not be available through certain contracts and plans, or in some states. We may add, withdraw or substitute funds, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

  &ltR&gtLimits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason. &lt/R&gt

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Additional Risks of Investing in the Funds. (Mixed and Shared Funding)
"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.
"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.
Mixed - bought for annuities and life insurance. Shared - bought by more than one company.

  It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflict which might arise and to determine what action, if any, should be taken to address such conflicts.

  ERISA Status. The Employee Retirement Income Security Act of 1974 (ERISA) imposes a "prudent man" rule regarding the selection and monitoring of investments for 401 plans. Those responsible for selecting and monitoring the investments (fiduciaries or plan trustees) can be held liable for plan investment losses if they fail to provide for prudent investment of plan assets. However, Section 404(c) of ERISA limits fiduciary liability in plans that allow participants to select their own investments, provided the available investments meet certain criteria. Subject to the employer's compliance with applicable regulations, the subaccounts available under the contract can provide plan fiduciaries some protection under Section 404(c).

  The five subaccounts available under the contract qualify as "core funds" under ERISA Section 404(c). The underlying funds are broadly diversified, have different risk/return characteristics, are supported by pre- and post-enrollment disclosure material, are valued and accessible daily, and are look-through investment vehicles. The Fixed and Guaranteed Accumulation Accounts are not Section 404(c) core funds, but are intended as additional investment options. Thus, the contract provides a well-rounded portfolio, the potential for 404(c) protection and eliminates the need for an external investment manager. However, the Company is not a designated fiduciary or investment manager for any pension plan. Our responsibility is to execute investment instructions received from the trustee and/or employees as required under state and federal law. The employer and plan fiduciaries have overall fiduciary responsibility for your plan, are responsible for taking affirmative actions and providing additional disclosure to participants (including notice of the employer's intent to rely on 404(c) protection) in order to retain Section 404(c) protection, and should review applicable Department of Labor regulations (20 C.F.R. Section 2550.404c-1) with legal counsel.

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Transfers Among Investment Options

  Transfers Among Investment Options.   During the accumulation phase the contract holder, or you if permitted by the plan, may transfer among the investment options. Subject to the contract holder's approval, requests may be made in writing, by telephone or, where applicable, electronically. Transfers from fixed interest options may be restricted as outlined in Appendices I and II. You may not make transfers once you enter the income phase. See "The Income Phase."

  Charges for Transfers. We currently do not charge for transfers or allocation changes. We do however, reserve the right to charge a fee of $10.00 for each transfer and/or allocation change in excess of 12 made in any calendar year.

  Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount values next determined after we receive your request in good order at our Home Office.

  Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

  &ltR&gtLimits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract holders and participants. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the contract.

12	PRO.75980-05

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:
exceeds our then-current monitoring standard for frequent trading;
is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or;
if we determine in our sole discretion that such transfer activity may not in the best interests of other contract owners or participants,

  we will take the following actions to deter such transfer activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

  Additionally, if such transfer activity is initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants, we will also take the following actions, without prior notice: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

  Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders, participants and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract holders and participants or, as applicable, to all contract holders and participants investing in the underlying fund.

  In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

  The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected as noted above. &lt/R&gt

  Limits Imposed by Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection of the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

PRO.75980-05	13

Contract Purchase and Participation

  Contracts Available for Purchase. The contracts are designed for plans sponsored by self-employed individuals eligible to establish an HR 10 plan for their employees, and for other corporate plans designed to qualify for treatment under Section 401 of the Internal Revenue Code of 1986, as amended (the Tax Code).

  The corporate 401 contracts covered by this prospectus were available only for conversions through the Company's rewrite program. Those eligible for these contracts were contract holders of Individual Pension Trust contracts issued prior to May 1, 1975 who elected to stop payments to their existing contract and direct future payments to the new contracts. These contracts are no longer available for new sales.

This prospectus also describes SEP and group IRA contracts which are no longer offered for sale.
Purchasing the Contract.
(1)	The contract holder submits the required forms and application to the Company.
(2)	We approve the forms and issue a contract to the contract holder.
Participating in the Contract. If the contract provides for the establishment of individual accounts for employees under the plan:
(1)	We provide you with enrollment materials for completion and return to us. You then complete an enrollment form and submit it to us.
(2)	If your enrollment materials are complete and in good order, we establish an account for you.

  &ltR&gtAcceptance or Rejection of Applications or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment form, we will return the forms and any payments. &lt/R&gt

14	PRO.75980-05

Types of Contracts. Generally, a single master group contract is issued to cover present and future participants. The following types of contracts are available:

Allocated, where individual accounts are established and individual purchase payments are directed to each corresponding account. Contracts issued for SEPs may be issued only as an allocated contract.
Unallocated, where no individual accounts are established. All purchase payments go to a single plan account.

If state law does not permit a group contract, individual contracts will be issued for each participant.

  Allocation of Purchase Payments. Under 401, HR 10 and SEP contracts, the contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Under group IRA contracts each IRA participant may make any choices allowed under the contract for his or her account. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages. The Guaranteed Accumulation Account is not available as an investment option under the group IRA contracts or IRA certificates.

  Under 401, HR 10 and SEP plans, payments must be large enough to fulfill the terms of the plan. For HR 10 and SEP plans, payments must be at least $25 per participant and total payments for the plan must be at least $6,000 annually (or average $2,000 per participant if there are fewer than three participants in the plan).

The following purchase payment methods are allowed under the group IRA contract:

    Annual contributions and installment payments, subject to limits set forth in the Tax Code. The group IRA contracts and certificates do not account for pre-tax and post-tax contributions separately.
    Rollovers or transfers from one or more of the following sources:

    A traditional IRA under Tax Code section 408(b);
    An individual retirement account under Tax Code section 408(a) or 403(a);
    A tax-deferred annuity or custodial account under Tax Code section 403(b);
    A qualified pension or profit sharing plan under Tax Code section 401(a) or 401(k); or
    A governmental plan that qualifies under Tax Code section 457(b).

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation."

  Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1)

  Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 591/2.

PRO.75980-05	15

(2)

  Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)

  Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)

  Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

  &ltR&gtOther Products. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan. &lt/R&gt

Contract Ownership and Rights

  Who owns the Contract? The contract holder. This is the person or entity to whom we issue the contract. The contract holder is usually your employer, unless the plan has a trustee, in which case the trustee is usually the contract holder.

  What Rights Do I Have under the Contract? Except for group IRA contracts, the contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.

  Under group IRA contracts and IRA certificates, the contract holder has no right, title or interest in the amounts held under the contract. Each IRA participant owns all amounts held in his or her account, and may make any choices allowed under the contract for his or her account.

Right to Cancel

  When and How to Cancel. The contract holder, including contract holders under group IRA contracts, may cancel the contract within ten days of receiving it (or as otherwise allowed by state law) by returning it to the Company along with a written notice of cancellation. Group IRA participants may cancel their participation under the group IRA contract within ten days of receiving their certificate of coverage.

  &ltR&gtRefunds to Contract Holders. We will produce a refund to the contract holder not later than seven calendar days after we receive the contract and the written notice of cancellation at our Home Office. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to those contributions allocated to the variable investment options, unless otherwise required by law. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. Group IRA participants will receive a refund of their purchase payments. &lt/R&gt

16	PRO.75980-05
Fees

  The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

  Transaction Fees

  Early Withdrawal Charge

  Withdrawal of all or a portion of the individual or plan account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. No early withdrawal charge applies to amounts held in the Fixed Account or the subaccounts under the IRA certificates.

  Amount:   The charge is a percentage of the amount withdrawn from the contract as shown in the Early Withdrawal Charge Schedule below.

  Purpose:   This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk change, to make up any difference.

  Early Withdrawal Charge Schedule

  Types of Fees

  There are three types of fees your account may incur:

  > Transaction Fees

    Early Withdrawal Charge
    Maintenance Fee
    Allocation and Transfer Fee
    &ltR&gtRedemption Fees&lt/R&gt

  > Fees Deducted from Investments in the Subaccounts
    Mortality and Expense Risk Charge
    Administrative Expense Charge

  > &ltR&gtFund Fees and Expenses&lt/R&gt

  Terms to understand in the Schedules

  Contract Year - For HR 10 contracts issued before June 1, 1992 and for all corporate 401 and SEP contracts, the period of 12 months is measured from the contract's effective date

Completed Contract Years	Early Withdrawal Charge

  or from any anniversary of such effective date. For HR 10 contracts issued on and after June 1, 1992, or in some states at a later date following regulatory approval, the period of 12 months is measured from

Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 More than 10	5% 4% 3% 2% 0%
Waiver. The early withdrawal charge is waived for portions of a withdrawal when the withdrawal is:		the date the first purchase payment is applied to the contract or from any anniversary of such date.
    Used to provide income phase payments;
    Paid due to your death before income phase payments begin;
    Taken after the completion of ten contract years;
    Taken because of the election of a systematic distribution option. See "Systematic Distribution Options";
    Used as a rollover to purchase another of the Company's pension or IRA contracts; or
    Paid when the individual account value is below $2,500 and no other withdrawals have been made from that individual account within the past 12 months. We will add together all individual account values held on your behalf to determine eligibility for this exemption. This provision is not available where we do not maintain individual accounts or where all individual accounts are withdrawn under the contract.

PRO.75980-05	17

Maintenance Fee

  Maximum Amount. $30 for each individual account in an allocated contract. For a plan account in an allocated contract, the maintenance fee is $30 for each participant for whom payments are made. For unallocated contracts, the maximum annual maintenance fee is $240. No maintenance fee applies to amounts held under group IRA certificates.

  When/How. During the accumulation phase we deduct this fee from each individual or plan account. We deduct it on your account anniversary and, if permitted by state law, at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of the account.

  Optional Payment Method. The contract holder may elect to pay the annual maintenance fee directly to the Company for all participants in the plan. In this case the maintenance fee will not be deducted from the account value.

Reduction/Waiver. For both HR 10 contracts and Corporate 401 contracts, the contract holder may become eligible for a maintenance fee reduction.

  For HR 10 contracts issued on or after June 1, 1992, (or in some states at a later date following regulatory approval), if at installation the contract has 25 or more active participants and the contract holder meets and adheres to the terms of an agreement to remit automated payments and enrollments, the maintenance fee will be reduced by $10. For HR 10 contracts issued prior to June 1, 1992 and SEPs that met these conditions at installation, or for any contracts that meet these conditions subsequent to the installation, the maintenance fee will be reduced by $5.

  For corporate 401 contracts, the maintenance fee will be reduced by $5 if the contract has 25 or more active participants and the contract holder meets and adheres to the terms of an agreement to remit automated payments.

For all contracts, the maintenance fee is waived when:
&ltR&gtA participant has account values totaling less than $100;*
A participant enrolls within 90 days of the maintenance fee deduction; or
An individual account or plan account is terminated less than 90 days after the last deduction.

  *We reserve the right to deduct the maintenance fee on account values of less than $100 if the participant in the qualified plan has terminated his or her service with the sponsoring employer. &lt/R&gt

Allocation and Transfer Fee

  Amount: We currently do not impose a fee for allocation changes or transfers among investment options. We reserve the right, however, to charge $10 for each allocation change or transfer in excess of 12 that occurs in a calendar year.

Purpose: This fee reimburses us for administrative expenses associated with transferring or reallocating your dollars among investment options.

18	PRO.75980-05

&ltR&gtRedemption Fees

  If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. &lt/R&gt

Fees Deducted From Investments in the Subaccounts
Mortality and Expense Risk Charge

  Amount: During the accumulation phase, for HR 10 plans, SEP plans and group IRA contracts, a maximum of 1.25% annually; and for corporate 401 plans, 1.19% annually of the account value invested in the subaccounts. The current mortality and expense risk charge for group IRA contracts is 1.19% annually. See "The Income Phase - Charges Deducted" for charges deducted during the income phase.

When/How: This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

Purpose: This fee compensates us for the mortality and expense risks we assume under the contracts.
    The mortality risks are those associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

The expense risk is that actual expenses we incur under the contract will exceed the maximum costs that we can charge.

  If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts. This fee may be assessed during the accumulation phase and during the income phase.

  &ltR&gtWhen/How. Under HR 10 contracts issued after May 1, 1984, during the accumulation phase only we make a daily deduction of 0.25% on an annual basis of the account value invested in the subaccounts. We currently do not impose this fee under SEP plans, Corporate 401 contracts, or group IRA contracts; however, under some Corporate 401 and SEP contracts and group IRA contracts we reserve the right to impose this fee. &lt/R&gt

Purpose. This fee is intended to recoup some of the day-to-day administrative and technology expenses incurred in maintaining and servicing the contracts.

PRO.75980-05	19

&ltR&gtFund Fees and Expenses

  As shown in the Fund Expense Table which begins on page 8 of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner or participant services provided on behalf of the fund. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

  The Company or its U.S. affiliates receive varying levels of revenue from each of the funds available through the contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by the Company or other Company affiliates (including but not limited to ING Investments, LLC and Directed Services, Inc.), which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by the Company or a Company affiliate but subadvised by unaffiliated third parties generate the next greatest amount of revenue. All funds available through the contracts are affiliated funds.

  Types of Revenue Received from Affiliated Funds

  Affiliated funds are (a) funds managed by the Company, ING Investments, LLC, Directed Services, Inc. or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by the Company or a Company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:
    For those funds which the Company serves as investment adviser, a share of the management fee deducted from fund assets and included within the "Management (Advisory) Fees" column of the Fund Expense Table that begins on page 8 of this prospectus; and
    Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table.

  Additionally, the Company receives other revenues from affiliated funds which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. &lt/R&gt

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.

  When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to your account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

20	PRO-75980-05

Your Account Value

During the accumulation phase, your account value at any given time equals:
Account dollars directed to the fixed interest options, including interest earnings to date;
Less any deductions from the fixed interest options (e.g. withdrawals, fees);
Plus the current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

  Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

  Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

  Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
The net assets of the fund held by the subaccount as of the current valuation; minus
The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
The total value of the subaccount units at the preceding valuation; minus
A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See "Fees."

The net investment rate may be either positive or negative.

PRO.75980-05	21

  Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 of payments in Fund A and $2,000 of payments in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution
Step 1: You contribute $5,000.	Step 1 â
Step 2:
ING Life Insurance and Annuity Company

  A. You direct us to invest $3,000 in Fund A. Your dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

  B. You direct us to invest $2,000 in Fund B. Your dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

  Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

Step 2 â
Variable Annuity Account C
	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units		Etc.
	â	Step 3	â
	Mutual Fund A		Mutual Fund B

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

  &ltR&gtPurchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day (normally at 4:00 p.m. Eastern Time). The value of subaccounts may vary day to day. &lt/R&gt

22	PRO.75980-05

Withdrawals

  Making a Withdrawal. The contract holder or IRA participant may withdraw all or a portion of the individual or plan account value at any time during the accumulation phase.

  Steps for Making A Withdrawal. The contract holder or IRA participant must:
  > Select the Withdrawal Amount.

  (1) Full Withdrawal: The contract holder or IRA participant will receive, reduced by any required withholding tax, the account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge.

  (2) Partial Withdrawal (Percentage or Specified Dollar Amount): The contract holder or IRA participant will receive, reduced by any required withholding tax, the amount specified, subject to the value available in the account. However, the amount actually withdrawn from the account will be adjusted by any applicable early withdrawal charge, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account.

  > Select Investment Options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

  > Properly complete a disbursement form and submit it to our Home Office.

  Taxes, Fees and Deductions

  Amounts withdrawn may be
  subject to one or more of the
  following:

  > Early Withdrawal Charge

  > Market Value Adjustment. See Appendix
  I

  > &ltR&gtRedemption Fees. See
  "Fees-Redemption Fees." &lt/R&gt

  > Tax Penalty. See "Taxation."

  > Tax Withholding. See
  "Taxation."

  To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative, or call the Company at the number listed in "Contract Overview-Questions: Contacting the Company."

  Calculation of Your Withdrawal. We determine the account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). All withdrawal amounts paid will be based on account value as of either:

(1)	The next valuation after receiving a request for withdrawal at our Home Office; or
(2)	On such later date as specified on the disbursement form.

  Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order.

  Reinvestment Privilege. The contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, the contract holder or IRA participant may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of the request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and for early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

PRO.75980-05	23

Systematic Distribution Options

  Features of a Systematic
  Distribution Option

  A systematic distribution option allows the contract holder or IRA participant to elect for you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and accumulation phase fees continued to apply.

  Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account must meet any minimum dollar amount and you must meet any age criteria applicable to that option. Check with the contract holder to determine which systematic distribution options are available under your plan.

  The systematic distribution options currently available under the contract include the following:

    SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who would like a periodic income while retaining investment flexibility for amounts accumulated under the contract.
    ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law at age 701/2, and pay that amount once a year.
    Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or from our Home Office.

  Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

  Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder or IRA participant may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount yet to be paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.

  Charges and Taxation. When the contract holder or IRA participant elects a systematic distribution option for your account, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a tax adviser before a systematic distribution option is elected.

24	PRO.75980-05

Death Benefit

  The contract provides a death benefit in the event of your death. Under 401 plans, HR 10 plans and SEP contracts, the death benefit is payable to the contract holder (usually the plan trustee). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary). Under group IRA contracts, each participant must name a beneficiary who shall be entitled to receive any death benefit due under the contract.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."
During the Accumulation Phase
Payment Process
(1) Following your death, the contract holder (on behalf of your plan beneficiary) or the IRA participant must provide the Company with proof of death acceptable to us and a payment request in good order.
(2) The payment request should include selection of a benefit payment option.
(3) &ltR&gtWithin seven calendar days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested. &lt/R&gt

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contracts.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract holder and the Tax Code:
Lump-sum payment;
Payment in accordance with any of the available income phase payment options. See "The Income Phase-Payment Options"; or
If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution Option. See "Systematic Distribution Options."
The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:
Leaving your account value invested in the contract; or
    Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase-Payment Options."

  &ltR&gtThe Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and selection of a payment option in good order. Interest on fixed interest options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments

PRO.75980-05	25

  calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and the Guaranteed Accumulation Account prospectus. &lt/R&gt

  Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

The Income Phase

  We may have used the following terms in prior prospectuses:

  Annuity Phase   - Income Phase

  Annuity Option - Payment Option

  Annuity Payment - Income Phase Payment

  Annuitization - Initiating Income Phase Payments

  During the income phase you stop contributing dollars to the account and start receiving payments from the accumulated account value.

  Initiating Income Phase Payments.   At least 30 days prior to the date you want to start receiving income phase payments, the contract holder or IRA participant must notify us in writing of the following:

    Payment Start date;
    Payment option, see the income phase payment options table in this section;
    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
    Choice of fixed or variable payments; and
    Selection of an assumed net investment rate (only if variable payments are elected).

  The account will continue in the accumulation phase until the contract holder or IRA participant properly initiates income phase payments. Once a payment option is selected, it may not be changed; however, certain options allow the withdrawal of a lump sum.

  What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include: your age ("adjusted" age for some contracts), your account value, the payment option selected, number of guaranteed income phase payments (if any) selected, and whether variable or fixed payments are selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed income phase payment amounts do not vary over time.

  &ltR&gtVariable Payments. Amounts funding variable income phase payments will be held in the subaccount(s) selected or a combination of subaccounts and the general account. The only subaccounts currently permitted during the income phase are the ING VP Balanced Portfolio, Inc. (Class I), ING VP Intermediate Bond Portfolio (Class I), and ING VP Growth and Income Portfolio (Class I). Transfers are not permitted once the income phase begins. For variable income phase payments, an assumed net investment rate must be selected. &lt/R&gt

26	PRO.75980-05

  Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 31/2%. If a 5% rate is selected, the first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Income phase payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

  If a 31/2% rate is selected, the first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the SAI by calling the Company. See "Contract Overview-Questions: Contacting the Company."

Minimum Income Phase Payment Amounts. The income phase payment option selected must result in one or both of the following:
A first payment of at least $20; or
Total yearly payments of at least $100.
If your account value is too low to meet these minimum payment amounts, the contract holder or IRA participant must elect a lump-sum payment.

  &ltR&gtCharges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.40% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. &lt/R&gt

  Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at our Home Office.

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contracts.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

PRO.75980-05	27

Income Phase Payment Options

  The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional payment options under the contract from time to time.

  Terms used in the Tables:

  Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

  Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

  Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.

  Death Benefit-None: All payments end upon the annuitant's death.

Life Income- Guaranteed Payments*

  Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of 5 to 20 years or otherwise as specified in the contract.

  Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.

  Continuing Payments:

  (a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

  (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

  Death Benefit-None: All payments end after the deaths of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

  Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.
  Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first death.
  Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Payment Options
Nonlifetime- Guaranteed Payments*

  Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years. In certain cases a lump sum payment may be requested at any time (see below).

  Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

  Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, the contract holder may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees-Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Home Office.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.
	28	PRO.75980-05

Taxation

I. Introduction

  In This Section

  I. Introduction
    Taxation of Gains Prior to Distribution
    &ltR&gtInvestor Control&lt/R&gt
    Plan Types
    The Contract and Retirement Plans

  II. Withdrawals and Other Distributions
    Taxation of Distributions
    Taxation of Death Benefit Proceeds
    10% Penalty Tax on 401 or 403 Plans
    10% Penalty Tax on 408 IRAs and SEPs
    Withholding for Federal Income Tax Liability

  III. Required Minimum Distributions

  IV. Rules Specific To Certain Plans
    Code Section 401(a), 401(k) and 403(a) Plans
    Code Section 408(b) IRAs and 408(k) SEP Plans

  &ltR&gtV. Possible Changes in Taxation&lt/R&gt

  VII. Taxation Of The Company

  When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

  This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  > Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

  > Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

  > This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

  > We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

  &ltR&gtWe do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS). No attempt is made to provide more than general information about the use of the contract with tax-qualified retirement arrangements. &lt/R&gt

  Taxation of Gains Prior to Distribution.   You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 408(b), or 408(k) also generally defer payment of taxes on earnings until they are withdrawn. See "Taxation of Distributions" later in this section for a discussion of how distributions under the various types of plans are taxed. When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

  &ltR&gtInvestor Control. Although earnings under the SEP contracts and group IRA contracts and certificates are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account. &lt/R&gt

PRO.75980-05	29

  Plan Types. The contracts described in this prospectus are used for retirement plans that qualify under Tax Code section 401(a), 401(k), 403(a), 408(b) or 408(k). One contract is designed for use with qualified retirement plans established by self-employed individuals (HR 10 Plans). Another contract is designed for use with qualified retirement plans established by corporations. The SEP contracts and group IRA contracts and IRA certificates are designed for use with certain retirement arrangements that qualify under Tax Code sections 408(b) or 408(k). Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish SEP plans under Tax Code section 408(k) and contribute to a traditional IRA owned by the employee.

  The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.
II. Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers and death benefit proceeds.
We report the taxable portion of all distributions to the IRS.
Taxation of Distributions
401(a), 401(k) or 403(a) Plans, 408(b) IRAs and 408(k) SEP Plans. All distributions from these plans are taxed as received unless:
The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.
Taxation of Death Benefit Proceeds. In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

  &ltR&gt10% Penalty Tax on 401 or 403 Plans. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k) or 403(a) plan, unless one or more of the following apply:

You have attained age 591/2;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary; &lt/R&gt
You have separated from service with the plan sponsor at or after age 55;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;

30	PRO.75980-05

The withdrawal amount is made to an alternate payee under a Qualified Domestic Relations Order (QDRO);
The distribution is due to an IRS levy upon the individual's account; or
  The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary, and you have separated from service with the plan sponsor.

  &ltR&gtIn addition, the penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances. &lt/R&gt

  10% Penalty Tax on 408 IRAs and SEPs. Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a 408(b) arrangement or a SEP. The 10% penalty tax applies to the taxable portion of a distribution unless certain exceptions apply, including one or more of the following:

You have attained age 591/2;
You have become disabled, as defined in the Tax Code;
&ltR&gtYou have died and the distribution is to your beneficiary; &lt/R&gt
The distribution is rolled over in accordance with the Tax Code;
  The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

The distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Tax Code;
The distribution is used to pay for health insurance premiums for certain unemployed individuals;
The amount withdrawn is for a qualified first-time home purchase; or
The amount withdrawn is for qualified higher education expenses.

Withholding for Federal Income Tax Liability
Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

  &ltR&gt401(a), 401(k) or 403(a) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in case of certain distributions described in the Tax Code.

  408(b) IRA and 408(k) SEP Plans. Taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally your or your designated beneficiary may elect not to have tax withhold from distributions.

  Non-resident Aliens. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status.

III. Required Minimum Distributions
To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following: &lt/R&gt
Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

PRO.75980-05	31

  &ltR&gtStart Date. Generally, you must begin receiving distributions from 401(a), 401(k) and 403(b) plans by April 1 of the calendar year following the calendar year in which you attain age 701/2 or retire, whichever occurs later, unless you are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 701/2.&lt/R&gt

Generally, you must begin receiving distributions from a traditional IRA or SEP by April 1 of the calendar year following the calendar year in which you attain age 701/2.

  &ltR&gtTime Period. We must pay out the entire interest by the start date or begin paying our distributions from the contract over a period not extending beyond one of the following time periods: &lt/R&gt

Over your life or the joint lives of you and your designated beneficiary, or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.
&ltR&gtDistribution Amounts. The amount of each periodic distribution must be calculated in accordance with Tax Code Section 401(a)(9). &lt/R&gt
50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.
Minimum Distribution of Death Benefit Proceeds. Different distribution requirements apply if your death occurs:
&ltR&gtOn or after you begin receiving minimum distributions under the contract, or
Before you begin receiving such distributions.

  If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code Section 401(a)(9) and the regulations thereunder provide specific rules for calculating the required minimum distributions at your death.

  Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames: &lt/R&gt

Over the life of the beneficiary, or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, the distribution must begin by the later of the following:
December 31 of the calendar year following the calendar year of your death, or
December 31 of the calendar year in which you would have attained age 701/2.

32	PRO.75980-05

IV. Rules Specific to Certain Plans
Code Section 401(a), 401(k) and 403(a) Plans

  Code Sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

  Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Code Section 414(p); or to the Company as collateral for a loan.

  &ltR&gtExclusion from Gross Income. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $42,000. Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. &lt/R&gt

  &ltR&gtThis limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) plan to generally no more than $14,000 in 2005. This limit is scheduled to increase to $15,000 in 2006.

After 2006, contribution limits are subject to annual adjustments for cost-of-living expenses.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements. &lt/R&gt

  &ltR&gtCatch-up Contributions. Notwithstanding the contribution limit provided for above and if allowed by the plan (where applicable), a participant in a 401(k) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) the amount provided for in Tax Code Section 414(v)(2)(B) and (C) as follows:
$4,000 in 2005
$5,000 in 2006 and thereafter; or&lt/R&gt
(b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

Depending upon the type of plan, other catch-up provisions may be available. For advice on using the contribution catch-up provisions, please consult with your tax adviser.

PRO.75980-05	33

  Restrictions on Distributions. Code Section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

  &ltR&gtSubject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 591/2, disability, severance from employment, financial hardship or termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code. &lt/R&gt

Code Section 408(b) IRAs and 408(k) SEP Plans

  &ltR&gtSpecial Rule for Spousal Beneficiaries under Group IRA Contracts and Certificates. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her own Start Date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

  Assignment or Transfer of IRA and SEP Contracts. If your contract is an IRA or SEP, adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce or separate maintenance decree. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

V. Possible Changes in Taxation

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

VI. Taxation of the Company&lt/R&gt

  We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

  We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

34	PRO.75980-05

&ltR&gtContract Distribution

General

  The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

  Banknorth Investment Group, Inc.

  Baring Investment Services, Inc.
  Compulife Investor Services, Inc.

  Directed Services, Inc.
  Financial Network Investment Corporation
  Granite Investment Services, Inc.
  Guaranty Brokerage Services, Inc.
  ING America Equities, Inc.

  ING Barings Corp.
  ING Direct Funds Limited
  ING DIRECT Securities, Inc.
  ING Financial Partners, Inc.
  ING Funds Distributor, Inc.
  Multi-Financial Securities Corporation
  Prime Vest Financial Services, Inc.
  Systematized Benefits Administrators, Inc.

  Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments

  Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 1% to 3%. After the first year of the participant account, renewal commissions up to 3% may be paid on recurring payments. In addition, the Company may pay an asset-based commission ranging up to 0.10%. In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm's practices. Commissions and annual payments, when combined, could exceed 3% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

PRO.75980-05	35

  Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

  In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

    Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;
    Marketing allowances;
    Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;
    Sponsorship payments to support attendance at meetings by registered representatives who sell our products;
    Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

    Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

  We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

  The following is a list of the top 25 selling firms that, during 2004, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

Name of Firm
(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13)

  Lincoln Investment Planning Inc.

  Symetra Investment Services, Inc.

  SunAmerica Securities, Inc.

  Securities America, Inc.

  ING Financial Partners, Inc.

  Financial Network Investment Corp.

  Investacorp Inc.

  Huckin Financial Group

  National Planning Corporation

  Walnut Street Securities, Inc.

  NIA Securities, L.L.C.

  MML Investors Services, Inc.

  Cadaret Grant & Co., Inc.

(14) (15) (16) (17) (18) (19) (20) (21) (22) (23) (24) (25)

  Proequities, Inc.

  Investment Professionals, Inc.

  Jefferson Pilot Securities Corporation

  McGinn, Smith & Co., Inc.

  Linsco/Private Ledger Corp.

  Queens Road Securities

  A.G. Edwards & Sons

  Horan Securities, Inc.

  Lincoln Financial Advisors Corporation

  Securities Service Network, Inc.

  Woodbury Financial Services, Inc.

  M Holdings Securities, Inc.

36	PRO.75980-05

If the amounts paid to ING Financial Advisers, LLC, were included, the amounts paid to ING Financial Advisers, LLC would be at the top of the list.

  This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements

Occasionally:
Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or
  The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

  In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements. &lt/R&gt

Other Topics

The Company

ING Life Insurance and Annuity Company (the Company, we) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at: 151 Farmington Avenue Hartford, Connecticut 06156

PRO.75980-05	37

Variable Annuity Account C

  We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

  Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
Standardized average annual total returns, and
Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

  Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

  We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

  Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

38	PRO.75980-05

Voting Rights

  Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the 401, 403 and SEP contracts described in this prospectus, the contract holder, not the plan participants, has all voting rights. Under group IRA contracts, the IRA participants have all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

  The number of votes (including fractional votes) the contract holder or IRA participant is entitled to direct will be determined as of the record date set by any fund the contract holder or IRA participant invests in through the subaccounts.

During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

  We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

&ltR&gtRegulatory Matters

  As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation. &lt/R&gt

PRO.75980-05	39

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contracts.

  ING Financial Advisers, LLC, the principal underwriter and distributor of the contracts (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contracts.

Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
On any valuation date when the New York Stock Exchange (Exchange) is closed (except customary weekend and holidays) or when trading on the Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; or

During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

  An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly
We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

40	PRO.75980-05

Contents of the Statement of Additional Information

  The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
&ltR&gtIndependent Registered Public Accounting Firm
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company &lt/R&gt

You may request an SAI by calling the Company at the number listed in "Contract Overview-Questions: Contacting the Company."

PRO.75980-05	41

Appendix I Guaranteed Accumulation Account

  The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option.

  In General. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your representative or the Company to learn:
    The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

  The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

  Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

  Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Accumulation Account prospectus;
Tax Penalties and/or Tax withholding, see "Taxation;"
Early Withdrawal Charge, see "Fees;" or
Maintenance Fee, see "Fees."

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

42	PRO.75980-05

  Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

    If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive

  Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
Short-term - three years or less, or
Long-term - ten years or less, but more than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:
Transfer dollars to a new guaranteed term;
Transfer dollars to other available investment options; or
Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

  Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

  Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

  Reinvesting Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

PRO.75980-05	43

Appendix II Fixed Account

  The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

  General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

  Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

  Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

  Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when the Fixed Account withdrawal, when added to the total of all Fixed Account withdrawals from the contract within the past 12 calendar months, exceeds $250,000 for HR 10 contracts, or $500,000 for corporate 401 contracts, SEP contracts and HR 10 contracts issued prior to August, 1988.

  Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If the contract holder makes a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees-Early Withdrawal Charge."

  Transfers. During the accumulation phase, the contract holder or you, if permitted, may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

  By notifying our Home Office at least 30 days before income phase payments begin, the contract holder or you, if permitted, may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

44	PRO.75980-05
Appendix III Description of Underlying Funds

  The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectus for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in "Contract Overview - Questions," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

  Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

&ltR&gtFund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.

  Seeks long-term growth of capital and future income. Under normal circumstances, invests at least 80% of net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. Investments in equity securities may include dividend-paying securities, common stock and preferred stock.

ING VP Balanced Portfolio, Inc. (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects. Typically maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments). The Portfolio may invest a portion of its total assets in high-yield instruments. May also invest in convertible securities, foreign debt securities and derivatives.

ING Variable Funds - ING VP Growth and Income Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. Under normal market conditions, invests at least 65% of total assets in common stocks that the subadviser believes have significant potential for capital appreciation or income growth or both. May invest up to 25% of its total assets in stocks of foreign issuers. May invest in derivatives.

PRO.75980-05	45

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING VP Intermediate Bond Portfolio (formerly ING VP Bond Portfolio) (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. Under normal market conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. May also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities rated below investment grade, it seeks to maintain a minimum average portfolio quality of at least investment grade.

ING VP Money Market Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. May invest in certain obligations of foreign banks. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return. &lt/R&gt

46	PRO.75980-05

APPENDIX IV CONDENSED FINANCIAL INFORMATION

  Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2004 the "Value at beginning of period" shown is the value at first date of investment.  For those subaccounts that ended operations during the period ended December 31, 2004 the "Value at end of period" shown is the value at the last date of investment.

TABLE I CORPORATE 401 CONTRACTS AND GROUP IRA CONTRACTS (Selected data for accumulation units outstanding throughout each period)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.11	$7.38	$9.939	$12.713	$13.469	$10.989	$9.041	$9.218
Value at end of period	$9.28	$9.11	$7.38	$9.939	$12.713	$13.469	$10.989	$9.041
Number of accumulation units outstanding at end of period	0	603	603	603	2,584	603	603	603
ING VP BALANCED PORTFOLIO, INC.
(Funds have been in this option for more than ten years)
Value at beginning of period	$31.18	$26.55	$29.954	$31.647	$32.205	$28.687	$24.826	$20.511	$18.024	$14.336
Value at end of period	$33.72	$31.18	$26.55	$29.954	$31.647	$32.205	$28.687	$24.826	$20.511	$18.024
Number of accumulation units outstanding at end of period	29,769	30,265	28,567	30,860	41,042	46,578	73,629	84,065	280,547	393,613
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$245.51	$197.07	$265.883	$329.769	$374.804	$323.019	$285.511	$222.444	$180.879	$138.406
Value at end of period	$262.97	$245.51	$197.07	$265.883	$329.769	$374.804	$323.019	$285.511	$222.444	$180.879
Number of accumulation units outstanding at end of period	49,405	57,849	68,579	86,477	100,475	124,050	140,708	158,078	340,229	549,056
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$71.26	$67.84	$63.372	$58.977	$54.432	$55.494	$51.930	$48.524	$47.405	$40.570
Value at end of period	$73.85	$71.26	$67.84	$63.372	$58.977	$54.432	$55.494	$51.930	$48.524	$47.405
Number of accumulation units outstanding at end of period	8,905	8,429	11,413	11,659	11,571	13,088	26,694	20,288	43,327	72,902
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$48.85	$49.00	$48.793	$47.509	$45.192	$43.523	$41.763	$40.069	$38.485	$36.723
Value at end of period	$48.79	$48.85	$49.00	$48.793	$47.509	$45.192	$43.523	$41.763	$40.069	$38.485
Number of accumulation units outstanding at end of period	4,406	7,983	10,125	22,886	28,488	35,830	31,408	34,420	93,727	150,480
CFI - 1
CONDENSED FINANCIAL INFORMATION

TABLE II CORPORATE 401 CONTRACTS FOR CONTRACTS CONTAINING LIMITS ON FEES (Selected data for accumulation units outstanding throughout each period)

	2004	2003	2002	2001	2000	1999	1998	1997
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.11	$7.38	$9.939	$12.713	$13.469	$10.989	$9.041	$9.218
Value at end of period	$10.33	$9.11	$7.38	$9.939	$12.713	$13.469	$10.989	$9.041
Number of accumulation units outstanding at end of period	3,809	3,647	806	8,062	7,855	14,802	30,747	40,144
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period	$31.70	$26.92	$30.298	$31.930	$32.412	$28.800	$24.861	$22.085
Value at end of period	$34.36	$31.70	$26.92	$30.298	$31.930	$32.412	$28.800	$24.861
Number of accumulation units outstanding at end of period	13,512	12,931	14,400	22,073	38,739	59,325	122,358	157,309
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$249.58	$199.83	$268.938	$332.719	$377.218	$324.288	$285.918	$253.000
Value at end of period	$267.99	$249.58	$199.83	$268.938	$332.719	$377.218	$324.288	$285.918
Number of accumulation units outstanding at end of period	21,776	21,164	18,698	47,243	54,076	81,135	98,422	118,511
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$71.97	$68.41	$63.808	$59.293	$54.642	$55.625	$51.975	$49.527
Value at end of period	$74.70	$71.97	$68.41	$63.808	$59.293	$54.642	$55.625	$51.975
Number of accumulation units outstanding at end of period	2,028	1,966	2,461	8,586	7,879	14,745	18,271	23,539
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$48.85	$49.00	$48.793	$47.509	$45.192	$43.523	$41.763	$40.781
Value at end of period	$48.79	$48.85	$49.00	$48.793	$47.509	$45.192	$43.523	$41.763
Number of accumulation units outstanding at end of period	1,745	1,652	2,491	12,745	18,453	15,405	29,827	19,720

CFI - 2
CONDENSED FINANCIAL INFORMATION

TABLE III HR 10 CONTRACTS AND SEP CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.01	$9.73	$13.116	$16.788	$17.796	$14.528	$11.960	$12.195
Value at end of period	$13.61	$12.01	$9.73	$13.116	$16.788	$17.796	$14.528	$11.960
Number of accumulation units outstanding at end of period	1,222	1,222	3,320	3,275	3,736	194,296	1,379,653	232,418
ING VP BALANCED PORTFOLIO, INC.
(Funds have been in this option for more than ten years)
Value at beginning of period	$30.91	$26.33	$29.730	$31.429	$32.002	$28.524	$24.700	$20.419	$17.954	$14.270
Value at end of period	$33.41	$30.91	$26.33	$29.730	$31.429	$32.002	$28.524	$24.700	$20.419	$17.954
Number of accumulation units outstanding at end of period	776	777	1,327	10,381	30,114	2,155,445	2,294,877	2,160,305	2,716,641	9,193,181
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$186.23	$149.58	$201.929	$250.600	$284.994	$245.765	$217.359	$169.448	$137.869	$105.558
Value at end of period	$199.36	$186.23	$149.58	$201.929	$250.600	$284.994	$245.765	$217.359	$169.448	$137.869
Number of accumulation units outstanding at end of period	1,702	1,712	1,966	2,841	6,172	1,555,542	1,747,097	1,826,355	2,071,139	6,364,000
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$70.19	$66.86	$62.489	$58.190	$53.738	$54.819	$51.330	$47.992	$46.913	$40.173
Value at end of period	$72.69	$70.19	$66.86	$62.489	$58.190	$53.738	$54.819	$51.330	$47.992	$46.913
Number of accumulation units outstanding at end of period	1,322	2,324	2,300	1,960	2,085	867,416	994,987	959,336	835,724	2,377,622
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$47.99	$48.16	$47.989	$46.754	$44.501	$42.883	$41.174	$39.528	$37.988	$36.271
Value at end of period	$47.90	$47.99	$48.16	$47.989	$46.754	$44.501	$42.883	$41.174	$39.528	$37.988
Number of accumulation units outstanding at end of period	1,060	1,060	2,238	2,219	2,553	845,679	564,537	455,502	597,656	1,836,260

CFI - 3
CONDENSED FINANCIAL INFORMATION

TABLE IV HR 10 CONTRACTS AND SEP CONTRACTS FOR CONTRACTS CONTAINING LIMITS ON FEES (Selected data for accumulation units outstanding throughout each period)

	2004	2003	2002	2001	2000	1999	1998	1997
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.01	$9.73	$13.116	$16.788	$17.796	$14.528	$11.960	$12.195
Value at end of period	$13.61	$12.01	$9.73	$13.116	$16.788	$17.796	$14.528	$11.960
Number of accumulation units outstanding at end of period	4,785	4,690	4,693	9,964	13,713	24,518	23,437	31,573
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period	$31.43	$26.70	$30.072	$31.710	$32.208	$28.636	$24.735	$21.980
Value at end of period	$34.04	$31.43	$26.70	$30.072	$31.710	$32.208	$28.636	$24.735
Number of accumulation units outstanding at end of period	50,975	50,033	55,399	84,038	93,990	129,106	149,576	178,943
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$189.32	$151.68	$204.249	$252.842	$286.829	$246.731	$217.668	$192.674
Value at end of period	$203.16	$189.32	$151.68	$204.249	$252.842	$286.829	$246.731	$217.668
Number of accumulation units outstanding at end of period	64,850	70,610	76,799	102,141	119,702	158,086	195,339	225,862
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$70.88	$67.42	$62.918	$58.502	$53.945	$54.949	$51.374	$48.971
Value at end of period	$73.52	$70.88	$67.42	$62.918	$58.502	$53.945	$54.949	$51.374
Number of accumulation units outstanding at end of period	9,414	10,961	14,923	15,084	18,880	22,964	24,551	39,709
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$47.99	$48.16	$47.989	$46.754	$44.501	$42.883	$41.174	$40.220
Value at end of period	$47.90	$47.99	$48.16	$47.989	$46.754	$44.501	$42.883	$41.174
Number of accumulation units outstanding at end of period	17,747	23,605	60,017	68,117	75,481	82,224	120,539	98,560

CFI - 4
CONDENSED FINANCIAL INFORMATION

TABLE V HR 10 CONTRACTS AND SEP CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (Selected data for accumulation units outstanding throughout each period)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$11.91	$9.68	$13.081	$16.785	$17.796	$14.528	$11.960	$12.195
Value at end of period	$13.47	$11.91	$9.68	$13.081	$16.785	$17.796	$14.528	$11.960
Number of accumulation units outstanding at end of period	49,597	60,055	57,861	70,260	88,380	194,296	1,379,653	232,418
ING VP BALANCED PORTFOLIO, INC.
(Funds have been in this option for more than ten years)
Value at beginning of period	$30.68	$26.20	$29.650	$31.429	$32.002	$28.524	$24.700	$20.419	$17.954	$14.270
Value at end of period	$33.07	$30.68	$26.20	$29.650	$31.429	$32.002	$28.524	$24.700	$20.419	$17.954
Number of accumulation units outstanding at end of period	90,351	90,891	99,851	120,115	37,552	2,155,445	2,294,877	2,160,305	2,716,641	9,193,181
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$184.80	$148.80	$201.386	$250.558	$284.994	$245.765	$217.359	$169.448	$137.869	$105.558
Value at end of period	$197.33	$184.80	$148.80	$201.386	$250.558	$284.994	$245.765	$217.359	$169.448	$137.869
Number of accumulation units outstanding at end of period	37,889	47,536	51,200	65,868	81,402	1,555,542	1,747,097	1,826,355	2,071,139	6,364,000
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$69.65	$66.51	$62.321	$58.180	$53.738	$54.819	$51.330	$47.992	$46.913	$40.173
Value at end of period	$71.96	$69.65	$66.51	$62.321	$58.180	$53.738	$54.819	$51.330	$47.992	$46.913
Number of accumulation units outstanding at end of period	18,456	23,368	29,182	25,219	29,617	867,416	994,987	959,336	835,724	2,377,622
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$47.62	$47.91	$47.860	$46.746	$44.501	$42.883	$41.174	$39.528	$37.988	$36.271
Value at end of period	$47.41	$47.62	$47.91	$47.860	$46.746	$44.501	$42.883	$41.174	$39.528	$37.988
Number of accumulation units outstanding at end of period	5,703	8,422	19,885	36,697	32,033	845,679	564,537	455,502	597,656	1,836,260

CFI - 5

PRO.75980-05
PART B STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY

&ltR&gtStatement of Additional Information dated April 29, 2005&lt/R&gt

  &ltR&gtThis Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 29, 2005. The contracts offered in connection with the prospectus are group deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").&lt/R&gt

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING Life Insurance and Annuity Company
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, Connecticut 06156
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

1

GENERAL INFORMATION AND HISTORY

  ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

  &ltR&gtAs of December 31, 2004, the Company and its subsidiary life company had $53 billion invested through their products, including $34 billion in their separate accounts (of which the Company or its affiliate ING Investments, LLC manages or oversees the management of $19 billion). The Company is ranked based on assets among the top 5% of all life and health insurance companies rated by A.M. Best Company as of July 16, 2004. &lt/R&gt

  &ltR&gtThe Company is an indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. &lt/R&gt

  In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

  Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

  The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

  Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

&ltR&gtING UBS U.S. Large Cap Equity Portfolio (Initial Class)
ING VP Balanced Portfolio Inc. (Class I Shares)
ING VP Intermediate Bond Portfolio (Class I Shares)
ING VP Growth and Income Portfolio (Class I Shares)
ING VP Money Market Portfolio (Class I Shares) &lt/R&gt

2

  A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

  The Company's subsidiary, ING Financial Advisers LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract Ownership and Rights" and "Your Account Value."

  &ltR&gtCompensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2004, 2003 and 2002 amounted to $33,938,738.36, $32,306,093 and $28,823,475, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company. &lt/R&gt

INCOME PHASE PAYMENTS

  When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

  The Annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

  When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

  Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

  Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

3

  Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

  Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.4059289 for the valuation occurring when the second income phase payment is due.

  The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces an income phase payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

  We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

  We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

  We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

  We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

&ltR&gtINDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements. &lt/R&gt

4

  Form No. SAI.75980-05 ILIAC Ed. April 2005

  Financial Statements
  ING Life Insurance and Annuity Company
  Variable Annuity Account C
  Year ended December 31, 2004
  with Report of Independent Registered Public Accounting Firm

  S-1

  This page intentionally left blank.

  ING life insurance and annuity company
  variable annuity account c
  Financial Statements
  Year ended December 31, 2004

  This page intentionally left blank.

  Report of Independent Registered Public Accounting Firm

  The Board of Directors and Participants

  ING Life Insurance and Annuity Company

  We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

  AIM Growth Series:

  AIM Health Sciences Fund - Investor Class

  AIM Mid Cap Core Equity Fund - Class A

  AIM Small Cap Growth Fund - Class A

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund - Series I

  AIM V.I. Core Equity Fund - Series I

  AIM V.I. Growth Fund - Series I

  AIM V.I. Premier Equity Fund - Series I

  Alliance Bernstein Variable Products Series Fund, Inc.:

  Alliance Bernstein Growth and Income Fund - Class A

  Alliance Bernstein Growth and Income Portfolio

  American Balanced Fund® - Class R-3**

  American Century® Income & Growth Fund-Advisor Class

  Ariel Investment Trust:

  Ariel Appreciation Fund

  Ariel Fund

  Baron Asset Fund

  Baron Growth Fund

  Calvert Variable Series, Inc.:

  Calvert Social Balanced Portfolio

  EuroPacific Growth Fund® - Class R-3

  EuroPacific Growth Fund® - Class R-4

  Evergreen Special Values Fund - Class A

  Fidelity® Advisor Mid Cap Fund - Class T

  Fidelity® Variable Insurance Products:

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio-Initial Class

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio-Initial Class

  Fidelity® Variable Insurance Products (continued):

  Fidelity® VIP Overseas Portfolio-Initial Class

  Franklin Strategic Series:

  Franklin Small-Mid Cap Growth Fund - Class A

  Franklin Templeton Variable Insurance Products Trust:

  Franklin Small Cap Value Securities Fund-Class 2

  The Growth Fund of America® - Class R-3

  The Growth Fund of America® - Class R-4

  The Income Fund of America® - Class R-3

  ING GET Fund:

  ING GET Fund - Series D

  ING GET Fund - Series E

  ING GET Fund - Series G

  ING GET Fund - Series H

  ING GET Fund - Series I

  ING GET Fund - Series J

  ING GET Fund - Series K

  ING GET Fund - Series L

  ING GET Fund - Series Q

  ING GET Fund - Series S

  ING VP Balanced Portfolio, Inc. - Class I

  ING VP Emerging Markets Fund

  ING VP Intermediate Bond Portfolio - Class I

  ING VP Money Market Portfolio - Class I

  ING VP Natural Resources Trust

  ING Investors Trust:

  ING Julius Baer Foreign Portfolio - Service Class

  ING MFS Total Return Portfolio - Service Class

  ING T. Rowe Price Equity Income Portfolio - Service Class

  ING Partners, Inc.:

  ING Aeltus Enhanced Index Portfolio - Service Class

  ING American Century Select Portfolio - Service Class

  ING Partners, Inc. (continued):

  ING American Century Small Cap Value Portfolio - Service Class

  ING Baron Small Cap Growth Portfolio - Service Class

  ING Goldman Sachs® Capital Growth Portfolio - Service Class

  ING JPMorgan International Portfolio - Initial Class

  ING JPMorgan Mid Cap Value Portfolio - Service Class

  ING MFS Capital Opportunities Portfolio - Initial Class

  ING OpCap Balanced Value Portfolio - Service Class

  ING Oppenheimer Global Portfolio - Service Class

  ING PIMCO Total Return Portfolio - Service Class

  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

  ING Salomon Brothers Aggressive Growth Portfolio - Service Class

  ING Salomon Brothers Fundamental Value Portfolio - Service Class

  ING Salomon Brothers Investors Value Portfolio - Service Class

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING T. Rowe Price Growth Equity Portfolio - Service Class

  ING UBS U.S. Large Cap Equity Portfolio - Initial Class

  ING Van Kampen Comstock Portfolio - Service Class

  ING Van Kampen Equity and Income Portfolio - Service Class

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class I

  ING VP Strategic Allocation Growth Portfolio - Class I

  ING VP Strategic Allocation Income Portfolio - Class I

  ING Financial Services Fund - Class A

  ING Variable Funds:

  ING VP Growth and Income Portfolio - Class I

  ING Variable Insurance Trust:

  ING GET US Core Portfolio - Series 1

  ING GET US Core Portfolio - Series 2

  ING GET US Core Portfolio - Series 3

  ING GET US Core Portfolio - Series 5

  ING GET US Core Portfolio - Series 6

  ING GET US Core Portfolio - Series 7

  ING GNMA Income Fund - Class A

  ING Intermediate Bond Fund - Class A

  ING Variable Portfolios, Inc.:

  ING VP Global Science and Technology Portfolio - Class I

  ING VP Growth Portfolio - Class I

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING VP International Equity Portfolio - Class I

  ING VP Small Company Portfolio - Class I

  ING VP Value Opportunity Portfolio - Class I

  ING Variable Products Trust:

  ING VP Financial Services Portfolio - Class I

  ING VP Growth Opportunities Portfolio - Class I

  ING VP International Value Portfolio - Class I

  ING VP MagnaCap Portfolio - Class I

  ING VP MidCap Opportunities Portfolio-Class I

  ING VP Real Estate Portfolio - Class I

  ING VP SmallCap Opportunities Portfolio-Class I

  ING Real Estate Fund - Class A

  Janus Advisor Series Balanced Fund - Class I

  Janus Aspen Series:

  Janus Aspen Balanced Portfolio-Institutional Shares

  Janus Aspen Capital Appreciation Portfolio-Service Shares

  Janus Aspen Flexible Income Portfolio-Institutional Shares

  Janus Aspen Growth Portfolio-Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

  Janus Aspen Worldwide Growth Portfolio-Institutional Shares

  Janus Twenty Fund

  Lord Abbett Affiliated Fund - Class A

  Lord Abbett Series Fund, Inc.:

  Lord Abbett Growth and Income Portfolio - Class VC

  Lord Abbett Mid-Cap Value Portfolio-Class VC

  Lord Abbett Mid Cap Value Fund - Class A

  Lord Abbett Small-Cap Value Fund - Class A

  Massachusetts Investors Growth Stock Fund - Class A

  MFS® Variable Insurance TrustSM:

  MFS® Total Return Series-Initial Class

  Moderate Allocation Portfolio

  Mutual Discovery Fund - Class R

  New Perspective Fund® - Class R-3

  New Perspective Fund® - Class R-4

  Oppenheimer Capital Appreciation Fund - Class A

  Oppenheimer Developing Markets Fund - Class A

  Oppenheimer Global Fund - Class A

  Oppenheimer Main Street Fund® - Class A

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Global Securities Fund/VA

  Oppenheimer Main Street® Fund/VA

  Oppenheimer Main Street® Small Cap Fund/VA

  Oppenheimer Strategic Bond Fund/VA

  Pax World Balanced Fund, Inc.

  PIMCO NFJ Small-Cap Value Fund - Class A

  PIMCO VIT Real Return Portfolio - Admin Class

  Pioneer High Yield Fund - Class A

  Pioneer Variable Contracts Trust:

  Pioneer Equity Income VCT Portfolio-Class I

  Pioneer Fund - Class A

  Pioneer Fund VCT Portfolio-Class I

  Pioneer High Yield VCT Portfolio - Class I

  Pioneer Mid Cap Value VCT Portfolio-Class I

  Scudder Equity 500 Index Fund

  T. Rowe Price Mid-Cap Value Fund - R Class

  Templeton Foreign Fund - Class A

  Templeton Growth Fund, Inc. - Class A

  Templeton Income Trust:

  Templeton Global Bond Fund - Class A

  UBS U.S. Small Cap Growth Fund - Class A

  Vanguard® 500 Index Fund - Investor Shares

  Vanguard® Variable Insurance Fund - Equity Income Portfolio

  Wangers Advisors Trust:

  Wanger Select

  Wanger U.S. Smaller Companies

  Washington Mutual Investors FundSM - Class R-3

  Washington Mutual Investors FundSM - Class R-4

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

  /s/ Ernst & Young LLP

  Atlanta, Georgia

  March 15, 2005

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	AIM	AIM		AIM V.I.
	Health	Mid Cap	AIM Small	Capital	AIM V.I.	AIM V.I.
	Sciences	Core Equity	Cap Growth	Appreciation	Core Equity	Growth
Assets
Investments in mutual funds
at fair value	$ 21	$ 196	$ -	$ 20,524	$ 38,313	$ 17,595
Total assets	21	196	-	20,524	38,313	17,595
Net assets	$ 21	$ 196	$ -	$ 20,524	$ 38,313	$ 17,595

Net assets
Accumulation units	$ 21	$ 196	$ -	$ 20,524	$ 38,301	$ 17,595
Contracts in payout (annuitization)
period	-	-	-	-	12	-
Total net assets	$ 21	$ 196	$ -	$ 20,524	$ 38,313	$ 17,595

Total number of shares	414	6,857	2	904,542	1,695,267	1,096,276

Cost of shares	$ 19	$ 194	$ -	$ 20,726	$ 41,023	$ 17,571

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

		Alliance-	Alliance-		American
	AIM V.I.	Bernstein	Bernstein	American	Century®
	Premier	Growth and	Growth and	Balanced	Income
	Equity	Income Fund	Income Portfolio	Fund®	& Growth
Assets
Investments in mutual funds
at fair value	$ 19,636	$ 22	$ 50	$ 1,269	$ 4,389
Total assets	19,636	22	50	1,269	4,389
Net assets	$ 19,636	$ 22	$ 50	$ 1,269	$ 4,389

Net assets
Accumulation units	$ 19,632	$ 22	$ 50	$ 1,269	$ 4,389
Contracts in payout (annuitization)
period	4	-	-	-	-
Total net assets	$ 19,636	$ 22	$ 50	$ 1,269	$ 4,389

Total number of shares	921,877	5,877	2,064	70,681	143,195

Cost of shares	$ 20,241	$ 20	$ 48	$ 1,240	$ 3,840

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

Calvert
	Ariel		Baron	Baron	Social
	Appreciation	Ariel	Asset	Growth	Balanced
Assets
Investments in mutual funds
at fair value	$ 192	$ 154	$ 135	$ 392	$ 66,170
Total assets	192	154	135	392	66,170
Net assets	$ 192	$ 154	$ 135	$ 392	$ 66,170

Net assets
Accumulation units	$ 192	$ 154	$ 135	$ 392	$ 66,170
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 192	$ 154	$ 135	$ 392	$ 66,170

Total number of shares	4,037	2,898	2,564	8,870	35,347,158

Cost of shares	$ 181	$ 147	$ 129	$ 344	$ 68,763

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	EuroPacific	EuroPacific
	Growth	Growth	Evergreen	Fidelity®
	Fund® -	Fund® -	Special	Advisor	Fidelity® VIP
	Class R-3	Class R-4	Values	Mid Cap	Contrafund®
Assets
Investments in mutual funds
at fair value	$ 553	$ 16,360	$ 47,554	$ 423	$ 743,262
Total assets	553	16,360	47,554	423	743,262
Net assets	$ 553	$ 16,360	$ 47,554	$ 423	$ 743,262

Net assets
Accumulation units	$ 553	$ 16,360	$ 47,554	$ 423	$ 741,643
Contracts in payout (annuitization)
period	-	-	-	-	1,619
Total net assets	$ 553	$ 16,360	$ 47,554	$ 423	$ 743,262

Total number of shares	15,680	463,995	1,730,508	16,763	27,921,192

Cost of shares	$ 500	$ 14,989	$ 40,703	$ 380	$ 603,027

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	Fidelity®			Fidelity®
	VIP Equity-	Fidelity® VIP	Fidelity® VIP	VIP Asset	Fidelity® VIP
	Income	Growth	High Income	ManagerSM	Index 500
Assets
Investments in mutual funds
at fair value	$ 405,088	$ 377,338	$ 5,210	$ 20,327	$ 116,763
Total assets	405,088	377,338	5,210	20,327	116,763
Net assets	$ 405,088	$ 377,338	$ 5,210	$ 20,327	$ 116,763

Net assets
Accumulation units	$ 404,293	$ 376,917	$ 5,117	$ 20,327	$ 116,763
Contracts in payout (annuitization)
period	795	421	93	-	-
Total net assets	$ 405,088	$ 377,338	$ 5,210	$ 20,327	$ 116,763

Total number of shares	15,967,213	11,788,138	744,340	1,368,853	847,641

Cost of shares	$ 360,265	$ 473,572	$ 4,992	$ 20,453	$ 114,106

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

			Franklin	The	The
		Franklin	Small Cap	Growth Fund	Growth Fund
	Fidelity® VIP	Small-Mid	Value	of America® -	of America® -
	Overseas	Cap Growth	Securities	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 41,057	$ 70	$ 50,132	$ 1,320	$ 51,341
Total assets	41,057	70	50,132	1,320	51,341
Net assets	$ 41,057	$ 70	$ 50,132	$ 1,320	$ 51,341

Net assets
Accumulation units	$ 41,057	$ 70	$ 49,829	$ 1,320	$ 51,341
Contracts in payout (annuitization)
period	-	-	303	-	-
Total net assets	$ 41,057	$ 70	$ 50,132	$ 1,320	$ 51,341

Total number of shares	2,343,408	2,041	3,203,324	48,724	1,885,457

Cost of shares	$ 36,421	$ 62	$ 42,958	$ 1,235	$ 47,803

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

The
	Income Fund	ING GET	ING GET	ING GET	ING GET
	of America® -	Fund -	Fund -	Fund -	Fund -
	Class R-3	Series H	Series I	Series J	Series K
Assets
Investments in mutual funds
at fair value	$ 110	$ 13,499	$ 770	$ 351	$ 1,349
Total assets	110	13,499	770	351	1,349
Net assets	$ 110	$ 13,499	$ 770	$ 351	$ 1,349

Net assets
Accumulation units	$ 110	$ 13,499	$ 770	$ 351	$ 1,349
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 110	$ 13,499	$ 770	$ 351	$ 1,349

Total number of shares	5,936	1,388,751	78,920	36,466	136,680

Cost of shares	$ 105	$ 13,999	$ 795	$ 366	$ 1,382

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	ING GET	ING GET	ING GET		ING VP
	Fund -	Fund -	Fund -	ING VP	Emerging
	Series L	Series Q	Series S	Balanced	Markets
Assets
Investments in mutual funds
at fair value	$ 696	$ 3,849	$ 23,958	$ 692,148	$ 10,509
Total assets	696	3,849	23,958	692,148	10,509
Net assets	$ 696	$ 3,849	$ 23,958	$ 692,148	$ 10,509

Net assets
Accumulation units	$ 696	$ 3,849	$ 23,958	$ 664,329	$ 10,509
Contracts in payout (annuitization)
period	-	-	-	27,819	-
Total net assets	$ 696	$ 3,849	$ 23,958	$ 692,148	$ 10,509

Total number of shares	71,450	371,157	2,288,298	51,652,804	1,323,603

Cost of shares	$ 719	$ 3,718	$ 22,968	$ 743,884	$ 9,273

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	ING VP	ING VP	ING VP		ING MFS
	Intermediate	Money	Natural	ING Julius	Total
	Bond	Market	Resources	Baer Foreign	Return
Assets
Investments in mutual funds
at fair value	$ 407,745	$ 216,952	$ 20,790	$ 1,428	$ 29,119
Total assets	407,745	216,952	20,790	1,428	29,119
Net assets	$ 407,745	$ 216,952	$ 20,790	$ 1,428	$ 29,119

Net assets
Accumulation units	$ 402,003	$ 216,363	$ 20,790	$ 1,428	$ 29,119
Contracts in payout (annuitization)
period	5,742	589	-	-	-
Total net assets	$ 407,745	$ 216,952	$ 20,790	$ 1,428	$ 29,119

Total number of shares	31,030,784	16,768,617	1,177,878	116,857	1,550,554

Cost of shares	$ 416,294	$ 216,127	$ 17,180	$ 1,328	$ 27,098

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	ING		ING	ING American
	T. Rowe	ING Aeltus	American	Century	ING Baron
	Price	Enhanced	Century	Small Cap	Small Cap
	Equity Income	Index	Select	Value	Growth
Assets
Investments in mutual funds
at fair value	$ 30,123	$ 1,536	$ 2,070	$ 25,577	$ 58,317
Total assets	30,123	1,536	2,070	25,577	58,317
Net assets	$ 30,123	$ 1,536	$ 2,070	$ 25,577	$ 58,317

Net assets
Accumulation units	$ 30,123	$ 1,536	$ 2,070	$ 25,536	$ 58,205
Contracts in payout (annuitization)
period	-	-	-	41	112
Total net assets	$ 30,123	$ 1,536	$ 2,070	$ 25,577	$ 58,317

Total number of shares	2,192,350	176,556	223,317	2,093,007	3,898,183

Cost of shares	$ 27,506	$ 1,405	$ 1,975	$ 23,715	$ 48,529

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	ING Goldman		ING		ING
	Sachs®	ING	JPMorgan	ING MFS	OpCap
	Capital	JPMorgan	Mid Cap	Capital	Balanced
	Growth	International	Value	Opportunities	Value
Assets
Investments in mutual funds
at fair value	$ 1,490	$ 138,552	$ 14,426	$ 143,585	$ 20,474
Total assets	1,490	138,552	14,426	143,585	20,474
Net assets	$ 1,490	$ 138,552	$ 14,426	$ 143,585	$ 20,474

Net assets
Accumulation units	$ 1,490	$ 138,383	$ 14,377	$ 143,334	$ 20,256
Contracts in payout (annuitization)
period	-	169	49	251	218
Total net assets	$ 1,490	$ 138,552	$ 14,426	$ 143,585	$ 20,474

Total number of shares	132,330	11,264,363	1,038,617	5,278,849	1,524,496

Cost of shares	$ 1,317	$ 105,794	$ 13,017	$ 208,378	$ 18,666

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

			ING Salomon	ING Salomon
		ING	Brothers	Brothers	ING Salomon
	ING	PIMCO	Aggressive	Aggressive	Brothers
	Oppenheimer	Total	Growth -	Growth -	Fundamental
	Global	Return	Initial Class	Service Class	Value
Assets
Investments in mutual funds
at fair value	$ 2,264	$ 43,692	$ 228,353	$ 16	$ 10,359
Total assets	2,264	43,692	228,353	16	10,359
Net assets	$ 2,264	$ 43,692	$ 228,353	$ 16	$ 10,359

Net assets
Accumulation units	$ 2,244	$ 43,536	$ 228,277	$ 16	$ 10,304
Contracts in payout (annuitization)
period	20	156	76	-	55
Total net assets	$ 2,264	$ 43,692	$ 228,353	$ 16	$ 10,359

Total number of shares	179,994	3,986,466	5,715,964	414	575,803

Cost of shares	$ 2,057	$ 42,897	$ 282,700	$ 16	$ 9,194

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	ING Salomon	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Brothers	Price Diversified	Price Growth	Price Growth	ING UBS
	Investors	Mid Cap Growth -	Equity -	Equity -	U.S. Large
	Value	Service Class	Initial Class	Service Class	Cap Equity
Assets
Investments in mutual funds
at fair value	$ 5,760	$ 9,594	$ 291,385	$ 219	$ 135,468
Total assets	5,760	9,594	291,385	219	135,468
Net assets	$ 5,760	$ 9,594	$ 291,385	$ 219	$ 135,468

Net assets
Accumulation units	$ 5,760	$ 9,585	$ 290,763	$ 219	$ 134,912
Contracts in payout (annuitization)
period	-	9	622	-	556
Total net assets	$ 5,760	$ 9,594	$ 291,385	$ 219	$ 135,468

Total number of shares	406,498	1,200,745	5,849,933	4,429	15,788,780

Cost of shares	$ 5,190	$ 8,948	$ 279,505	$ 199	$ 159,100

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

		ING	ING VP	ING VP	ING VP
	ING Van	Van Kampen	Strategic	Strategic	Strategic
	Kampen	Equity and	Allocation	Allocation	Allocation
	Comstock	Income	Balanced	Growth	Income
Assets
Investments in mutual funds
at fair value	$ 71,730	$ 2,372	$ 70,666	$ 81,653	$ 36,460
Total assets	71,730	2,372	70,666	81,653	36,460
Net assets	$ 71,730	$ 2,372	$ 70,666	$ 81,653	$ 36,460

Net assets
Accumulation units	$ 70,654	$ 2,372	$ 70,261	$ 81,369	$ 36,313
Contracts in payout (annuitization)
period	1,076	-	405	284	147
Total net assets	$ 71,730	$ 2,372	$ 70,666	$ 81,653	$ 36,460

Total number of shares	5,836,492	71,072	5,080,208	5,532,074	2,795,991

Cost of shares	$ 60,848	$ 2,196	$ 66,138	$ 76,959	$ 34,093

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	ING	ING VP	ING GET	ING GET	ING GET
	Financial	Growth and	US Core -	US Core -	US Core -
	Services	Income	Series 1	Series 2	Series 3
Assets
Investments in mutual funds
at fair value	$ 9	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924
Total assets	9	2,182,323	2,224	18,726	52,924
Net assets	$ 9	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924

Net assets
Accumulation units	$ 9	$ 2,021,342	$ 2,224	$ 18,726	$ 52,924
Contracts in payout (annuitization)
period	-	160,981	-	-	-
Total net assets	$ 9	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924

Total number of shares	410	112,781,554	209,453	1,793,647	5,224,462

Cost of shares	$ 9	$ 3,237,586	$ 2,096	$ 17,947	$ 52,281

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	ING GET	ING GET	ING GET		ING
	US Core -	US Core -	US Core -	ING GNMA	Intermediate
	Series 5	Series 6	Series 7	Income	Bond
Assets
Investments in mutual funds
at fair value	$ 696	$ 5,605	$ 4,017	$ 404	$ 535
Total assets	696	5,605	4,017	404	535
Net assets	$ 696	$ 5,605	$ 4,017	$ 404	$ 535

Net assets
Accumulation units	$ 696	$ 5,605	$ 4,017	$ 404	$ 535
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 696	$ 5,605	$ 4,017	$ 404	$ 535

Total number of shares	65,822	553,811	401,309	46,714	51,245

Cost of shares	$ 659	$ 5,538	$ 4,014	$ 405	$ 536

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

ING VP
	Global		ING VP	ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap
Assets
Investments in mutual funds
at fair value	$ 40,737	$ 89,883	$ 562,520	$ 361,470	$ 158,486
Total assets	40,737	89,883	562,520	361,470	158,486
Net assets	$ 40,737	$ 89,883	$ 562,520	$ 361,470	$ 158,486

Net assets
Accumulation units	$ 40,737	$ 89,673	$ 558,199	$ 360,442	$ 157,892
Contracts in payout (annuitization)
period	-	210	4,321	1,028	594
Total net assets	$ 40,737	$ 89,883	$ 562,520	$ 361,470	$ 158,486

Total number of shares	10,664,217	9,401,996	37,956,839	19,904,753	9,669,699

Cost of shares	$ 37,951	$ 123,090	$ 604,721	$ 284,666	$ 121,084

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	International	Small	Value	Financial	International
	Equity	Company	Opportunity	Services	Value
Assets
Investments in mutual funds
at fair value	$ 14,340	$ 175,779	$ 110,369	$ 194	$ 58,379
Total assets	14,340	175,779	110,369	194	58,379
Net assets	$ 14,340	$ 175,779	$ 110,369	$ 194	$ 58,379

Net assets
Accumulation units	$ 14,317	$ 175,294	$ 110,369	$ 194	$ 58,092
Contracts in payout (annuitization)
period	23	485	-	-	287
Total net assets	$ 14,340	$ 175,779	$ 110,369	$ 194	$ 58,379

Total number of shares	1,640,756	8,815,382	8,367,596	17,586	4,575,178

Cost of shares	$ 12,583	$ 126,771	$ 103,976	$ 181	$ 47,718

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap	ING VP	SmallCap	ING
	MagnaCap	Opportunities	Real Estate	Opportunities	Real Estate
Assets
Investments in mutual funds
at fair value	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282
Total assets	1,748	5,546	27,225	8,178	282
Net assets	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282

Net assets
Accumulation units	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282

Total number of shares	184,189	808,417	1,998,895	502,950	18,764

Cost of shares	$ 1,486	$ 5,022	$ 23,927	$ 7,210	$ 263

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

Janus
	Advisor		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Capital	Flexible	Janus Aspen
	Balanced	Balanced	Appreciation	Income	Growth
Assets
Investments in mutual funds
at fair value	$ -	$ 356,943	$ 3,238	$ 78,169	$ 199,501
Total assets	-	356,943	3,238	78,169	199,501
Net assets	$ -	$ 356,943	$ 3,238	$ 78,169	$ 199,501

Net assets
Accumulation units	$ -	$ 356,685	$ 3,238	$ 78,169	$ 199,142
Contracts in payout (annuitization)
period	-	258	-	-	359
Total net assets	$ -	$ 356,943	$ 3,238	$ 78,169	$ 199,501

Total number of shares	4	14,634,819	132,772	6,438,970	9,940,264

Cost of shares	$ -	$ 349,136	$ 2,497	$ 79,222	$ 283,015

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	Janus Aspen	Janus Aspen			Lord Abbett
	Mid Cap	Worldwide	Janus	Lord Abbett	Growth and
	Growth	Growth	Twenty	Affiliated	Income
Assets
Investments in mutual funds
at fair value	$ 458,336	$ 425,591	$ 730	$ 221	$ 109,667
Total assets	458,336	425,591	730	221	109,667
Net assets	$ 458,336	$ 425,591	$ 730	$ 221	$ 109,667

Net assets
Accumulation units	$ 458,336	$ 425,071	$ 730	$ 221	$ 108,984
Contracts in payout (annuitization)
period	-	520	-	-	683
Total net assets	$ 458,336	$ 425,591	$ 730	$ 221	$ 109,667

Total number of shares	17,737,450	15,892,122	16,304	15,399	4,034,847

Cost of shares	$ 766,800	$ 601,444	$ 574	$ 205	$ 93,329

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

	Lord Abbett	Lord Abbett		Massachusetts
	Mid-Cap	Mid Cap	Lord Abbett	Investors	MFS®
	Value -	Value -	Small-Cap	Growth	Total
	Class VC	Class A	Value	Stock	Return
Assets
Investments in mutual funds
at fair value	$ 96,241	$ 290	$ 530	$ 180	$ 74,758
Total assets	96,241	290	530	180	74,758
Net assets	$ 96,241	$ 290	$ 530	$ 180	$ 74,758

Net assets
Accumulation units	$ 96,041	$ 290	$ 530	$ 180	$ 74,758
Contracts in payout (annuitization)
period	200	-	-	-	-
Total net assets	$ 96,241	$ 290	$ 530	$ 180	$ 74,758

Total number of shares	4,629,186	12,793	19,235	14,557	3,488,463

Cost of shares	$ 80,164	$ 269	$ 517	$ 164	$ 64,007

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

			New	New
			Perspective	Perspective -	Oppenheimer
	Moderate	Mutual	Fund® -	Fund® -	Capital
	Allocation	Discovery	Class R-3	Class R-4	Appreciation
Assets
Investments in mutual funds
at fair value	$ 63	$ 186	$ 204	$ 8,638	$ 217
Total assets	63	186	204	8,638	217
Net assets	$ 63	$ 186	$ 204	$ 8,638	$ 217

Net assets
Accumulation units	$ 63	$ 186	$ 204	$ 8,638	$ 217
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 63	$ 186	$ 204	$ 8,638	$ 217

Total number of shares	4,397	7,756	7,438	313,181	5,271

Cost of shares	$ 55	$ 167	$ 188	$ 7,854	$ 202

  The accompanying notes are an integral part of these financial statements.

  ING life insurance and annuity company
  variable annuity account c
  Statements of Assets and Liabilities
  December 31, 2004
  (Dollars in thousands)

Oppenheimer
	Oppenheimer		Main Street	Oppenheimer	Oppenheimer
	Developing	Oppenheimer	Fund® -	Aggressive	Global
	Markets	Global	Class A	Growth	Securities
Assets
Investments in mutual funds
at fair value	$ 37,377	$ 4	$ 13	$ 3	$ 410,368
Total assets	37,377	4	13	3	410,368
Net assets	$ 37,377	$ 4	$ 13	$ 3	$ 410,368

Net assets
Accumulation units	$ 37,377	$ 4	$ 13	$ -	$ 409,412
Contracts in payout (annuitization)
period	-	-	-	3	956
Total net assets	$ 37,377	$ 4	$ 13	$ 3	$ 410,368

Total number of shares	1,390,528	69	364	77	13,906,064

Cost of shares	$ 31,976	$ 4	$ 12	$ 3	$ 316,956
The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Oppenheimer
	Oppenheimer	Main Street®	Oppenheimer		PIMCO NFJ
	Main Street®	Small	Strategic	Pax World	Small-Cap
	Fund/VA	Cap	Bond	Balanced	Value
Assets
Investments in mutual funds
at fair value	$ 43	$ 5	$ 47,078	$ 16,523	$ 53
Total assets	43	5	47,078	16,523	53
Net assets	$ 43	$ 5	$ 47,078	$ 16,523	$ 53

Net assets
Accumulation units	$ -	$ 5	$ 46,992	$ 16,523	$ 53
Contracts in payout (annuitization)
period	43	-	86	-	-
Total net assets	$ 43	$ 5	$ 47,078	$ 16,523	$ 53

Total number of shares	2,073	283	9,036,108	711,594	1,821

Cost of shares	$ 38	$ 4	$ 43,768	$ 15,263	$ 48

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Pioneer
	PIMCO VIT	Pioneer	Equity	Pioneer	Pioneer
	Real Return	High Yield	Income VCT	Fund	Fund VCT
Assets
Investments in mutual funds
at fair value	$ 9,519	$ 437	$ 28,279	$ 1	$ 2,601
Total assets	9,519	437	28,279	1	2,601
Net assets	$ 9,519	$ 437	$ 28,279	$ 1	$ 2,601

Net assets
Accumulation units	$ 9,519	$ 437	$ 28,130	$ 1	$ 2,601
Contracts in payout (annuitization)
period	-	-	149	-	-
Total net assets	$ 9,519	$ 437	$ 28,279	$ 1	$ 2,601

Total number of shares	736,747	37,661	1,374,112	33	126,437

Cost of shares	$ 9,577	$ 438	$ 25,017	$ 1	$ 2,262

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	Pioneer	Pioneer	Scudder	T. Rowe Price
	High Yield	Mid Cap	Equity 500	Mid-Cap	Templeton
	VCT	Value VCT	Index	Value	Foreign
Assets
Investments in mutual funds
at fair value	$ 4,468	$ 49,664	$ 2	$ 619	$ 450
Total assets	4,468	49,664	2	619	450
Net assets	$ 4,468	$ 49,664	$ 2	$ 619	$ 450

Net assets
Accumulation units	$ 4,468	$ 49,397	$ 2	$ 619	$ 450
Contracts in payout (annuitization)
period	-	267	-	-	-
Total net assets	$ 4,468	$ 49,664	$ 2	$ 619	$ 450

Total number of shares	382,894	2,013,128	13	27,179	36,589

Cost of shares	$ 4,403	$ 42,268	$ 2	$ 592	$ 403

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			UBS U.S.		Vanguard®
	Templeton	Templeton	Small Cap	Vanguard®	Variable
	Growth	Global Bond	Growth	500 Index	Insurance
Assets
Investments in mutual funds
at fair value	$ 61	$ 6,775	$ 48	$ 13	$ 208
Total assets	61	6,775	48	13	208
Net assets	$ 61	$ 6,775	$ 48	$ 13	$ 208

Net assets
Accumulation units	$ 61	$ 6,775	$ 48	$ 13	$ 208
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 61	$ 6,775	$ 48	$ 13	$ 208

Total number of shares	2,677	608,714	3,543	170	10,671

Cost of shares	$ 58	$ 6,407	$ 43	$ 12	$ 191

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			Washington	Washington
		Wanger U.S.	Mutual	Mutual
	Wanger	Smaller	InvestorsSM -	InvestorsSM -
	Select	Companies	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 2,227	$ 2,155	$ 1,232	$ 35,859
Total assets	2,227	2,155	1,232	35,859
Net assets	$ 2,227	$ 2,155	$ 1,232	$ 35,859

Net assets
Accumulation units	$ 2,227	$ 2,155	$ 1,232	$ 35,859
Contracts in payout (annuitization)
period	-	-	-	-
Total net assets	$ 2,227	$ 2,155	$ 1,232	$ 35,859

Total number of shares	100,725	68,696	40,175	1,167,672

Cost of shares	$ 2,137	$ 1,919	$ 1,178	$ 34,397

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	AIM	AIM Mid		AIM V.I.
	Health	Cap Core	AIM Small	Capital	AIM V.I.	AIM V.I.
	Sciences	Equity	Cap Growth	Appreciation	Core Equity	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 367	$ -
Total investment income	-	-	-	-	367	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	213	432	186
Total expenses	-	-	-	213	432	186
Net investment income (loss)	-	-	-	(213)	(65)	(186)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(2,335)	(4,988)	(3,438)
Capital gains distributions	-	13	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	13	-	(2,335)	(4,988)	(3,438)
Net unrealized appreciation
(depreciation) of investments	2	2	-	3,580	7,928	4,751
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 15	$ -	$ 1,032	$ 2,875	$ 1,127

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		Alliance-	Alliance-		American
	AIM V.I.	Bernstein	Bernstein	American	Century®
	Premier	Growth and	Growth and	Balanced	Income
	Equity	Income Fund	Income Portfolio	Fund®	& Growth
Net investment income (loss)
Income:
Dividends	$ 90	$ -	$ -	$ 7	$ 63
Total investment income	90	-	-	7	63
Expenses:
Mortality and expense risk and
other charges	204	-	-	3	32
Total expenses	204	-	-	3	32
Net investment income (loss)	(114)	-	-	4	31

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,219)	-	-	-	156
Capital gains distributions	-	-	-	29	-
Total realized gain (loss) on investments
and capital gains distributions	(2,219)	-	-	29	156
Net unrealized appreciation
(depreciation) of investments	3,175	2	2	29	212
Net increase (decrease) in net assets
resulting from operations	$ 842	$ 2	$ 2	$ 62	$ 399

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

					Calvert
	Ariel		Baron	Baron	Social
	Appreciation	Ariel	Asset	Growth	Balanced
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 1,082
Total investment income	-	-	-	-	1,082
Expenses:
Mortality and expense risk and
other charges	1	-	-	1	647
Total expenses	1	-	-	1	647
Net investment income (loss)	(1)	-	-	(1)	435

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	(115)
Capital gains distributions	4	5	3	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	5	3	-	(115)
Net unrealized appreciation
(depreciation) of investments	11	7	6	42	4,096
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 12	$ 9	$ 41	$ 4,416

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	EuroPacific	EuroPacific
	Growth	Growth	Evergreen	Fidelity®
	Fund® -	Fund® -	Special	Advisor	Fidelity® VIP
	Class R-3	Class R-4	Values	Mid Cap	Contrafund®
Net investment income (loss)
Income:
Dividends	$ 7	$ 227	$ 309	$ -	$ 2,008
Total investment income	7	227	309	-	2,008
Expenses:
Mortality and expense risk and
other charges	1	43	285	1	6,532
Total expenses	1	43	285	1	6,532
Net investment income (loss)	6	184	24	(1)	(4,524)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(5)	368	-	6,291
Capital gains distributions	-	-	1,784	11	-
Total realized gain (loss) on investments
and capital gains distributions	1	(5)	2,152	11	6,291
Net unrealized appreciation
(depreciation) of investments	53	1,371	3,909	43	87,085
Net increase (decrease) in net assets
resulting from operations	$ 60	$ 1,550	$ 6,085	$ 53	$ 88,852

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

				Fidelity®
	Fidelity®			VIP
	VIP Equity-	Fidelity®	Fidelity® VIP	Asset	Fidelity® VIP
	Income	VIP Growth	High Income	ManagerSM	Index 500
Net investment income (loss)
Income:
Dividends	$ 5,241	$ 997	$ 569	$ 588	$ 1,349
Total investment income	5,241	997	569	588	1,349
Expenses:
Mortality and expense risk and
other charges	3,760	4,026	60	217	1,087
Total expenses	3,760	4,026	60	217	1,087
Net investment income (loss)	1,481	(3,029)	509	371	262

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(52)	(5,418)	(63)	(1,138)	(1,689)
Capital gains distributions	1,252	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,200	(5,418)	(63)	(1,138)	(1,689)
Net unrealized appreciation
(depreciation) of investments	34,754	15,744	(18)	1,644	11,434
Net increase (decrease) in net assets
resulting from operations	$ 37,435	$ 7,297	$ 428	$ 877	$ 10,007

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Franklin	The	The
	Fidelity®	Franklin	Small Cap	Growth Fund	Growth Fund
	VIP	Small-Mid	Value	of America® -	of America® -
	Overseas	Cap Growth	Securities	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 394	$ -	$ 42	$ 3	$ 234
Total investment income	394	-	42	3	234
Expenses:
Mortality and expense risk and
other charges	393	-	292	3	133
Total expenses	393	-	292	3	133
Net investment income (loss)	1	-	(250)	-	101

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,313	-	1,628	-	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,313	-	1,628	-	1
Net unrealized appreciation
(depreciation) of investments	1,946	8	5,351	85	3,538
Net increase (decrease) in net assets
resulting from operations	$ 4,260	$ 8	$ 6,729	$ 85	$ 3,640

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	The
	Income Fund	ING GET	ING GET	ING GET	ING GET
	of America® -	Fund -	Fund -	Fund -	Fund -
	Class R-3	Series D	Series E	Series G	Series H
Net investment income (loss)
Income:
Dividends	$ 1	$ 5,799	$ 5,062	$ 1,644	$ 746
Total investment income	1	5,799	5,062	1,644	746
Expenses:
Mortality and expense risk and
other charges	-	192	681	271	221
Total expenses	-	192	681	271	221
Net investment income (loss)	1	5,607	4,381	1,373	525

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(18,597)	(7,517)	(1,944)	(141)
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(18,597)	(7,517)	(1,944)	(141)
Net unrealized appreciation
(depreciation) of investments	5	12,860	2,594	530	(368)
Net increase (decrease) in net assets
resulting from operations	$ 7	$ (130)	$ (542)	$ (41)	$ 16

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series J	Series K	Series L	Series Q
Net investment income (loss)
Income:
Dividends	$ 36	$ 17	$ 56	$ 37	$ 150
Total investment income	36	17	56	37	150
Expenses:
Mortality and expense risk and
other charges	15	6	20	11	52
Total expenses	15	6	20	11	52
Net investment income (loss)	21	11	36	26	98

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(1)	(2)	(4)	26
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(1)	(2)	(4)	26
Net unrealized appreciation
(depreciation) of investments	(22)	(12)	(45)	(26)	(98)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ (2)	$ (11)	$ (4)	$ 26

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING GET		ING VP	ING VP	ING VP
	Fund -	ING VP	Emerging	Intermediate	Money
	Series S	Balanced	Markets	Bond	Market
Net investment income (loss)
Income:
Dividends	$ 749	$ 13,461	$ 78	$ 32,360	$ 2,594
Total investment income	749	13,461	78	32,360	2,594
Expenses:
Mortality and expense risk and
other charges	362	7,315	99	4,382	2,242
Total expenses	362	7,315	99	4,382	2,242
Net investment income (loss)	387	6,146	(21)	27,978	352

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	467	(10,010)	869	6,351	(180)
Capital gains distributions	432	-	-	16,340	-
Total realized gain (loss) on investments
and capital gains distributions	899	(10,010)	869	22,691	(180)
Net unrealized appreciation
(depreciation) of investments	(940)	57,025	674	(36,125)	27
Net increase (decrease) in net assets
resulting from operations	$ 346	$ 53,161	$ 1,522	$ 14,544	$ 199

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP		ING MFS	ING T. Rowe	ING Aeltus
	Natural	ING Julius	Total	Price	Enhanced
	Resources	Baer Foreign	Return	Equity Income	Index
Net investment income (loss)
Income:
Dividends	$ 143	$ 1	$ 513	$ 239	$ 8
Total investment income	143	1	513	239	8
Expenses:
Mortality and expense risk and
other charges	157	4	187	167	14
Total expenses	157	4	187	167	14
Net investment income (loss)	(14)	(3)	326	72	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,406	41	74	111	81
Capital gains distributions	-	7	-	142	-
Total realized gain (loss) on investments
and capital gains distributions	1,406	48	74	253	81
Net unrealized appreciation
(depreciation) of investments	421	100	1,618	2,450	48
Net increase (decrease) in net assets
resulting from operations	$ 1,813	$ 145	$ 2,018	$ 2,775	$ 123

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING American		ING Goldman
	ING American	Century	ING Baron	Sachs®	ING
	Century	Small Cap	Small Cap	Capital	JPMorgan
	Select	Value	Growth	Growth	International
Net investment income (loss)
Income:
Dividends	$ -	$ 7	$ -	$ 1	$ 1,453
Total investment income	-	7	-	1	1,453
Expenses:
Mortality and expense risk and
other charges	27	171	350	12	1,322
Total expenses	27	171	350	12	1,322
Net investment income (loss)	(27)	(164)	(350)	(11)	131

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	209	863	1,811	32	7,586
Capital gains distributions	-	1,573	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	209	2,436	1,811	32	7,586
Net unrealized appreciation
(depreciation) of investments	(140)	931	7,495	74	13,567
Net increase (decrease) in net assets
resulting from operations	$ 42	$ 3,203	$ 8,956	$ 95	$ 21,284

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING		ING		ING
	JPMorgan	ING MFS	OpCap	ING	PIMCO
	Mid Cap	Capital	Balanced	Oppenheimer	Total
	Value	Opportunities	Value	Global	Return
Net investment income (loss)
Income:
Dividends	$ 20	$ 643	$ 161	$ -	$ -
Total investment income	20	643	161	-	-
Expenses:
Mortality and expense risk and
other charges	93	1,501	176	18	397
Total expenses	93	1,501	176	18	397
Net investment income (loss)	(73)	(858)	(15)	(18)	(397)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	504	(26,049)	339	140	(143)
Capital gains distributions	420	-	-	18	368
Total realized gain (loss) on investments
and capital gains distributions	924	(26,049)	339	158	225
Net unrealized appreciation
(depreciation) of investments	898	42,459	1,098	96	1,349
Net increase (decrease) in net assets
resulting from operations	$ 1,749	$ 15,552	$ 1,422	$ 236	$ 1,177

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING Salomon	ING Salomon			ING T. Rowe
	Brothers	Brothers	ING Salomon	ING Salomon	Price Diversified
	Aggressive	Aggressive	Brothers	Brothers	Mid Cap
	Growth -	Growth -	Fundamental	Investors	Growth -
	Initial Class	Service Class	Value	Value	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 45	$ -
Total investment income	-	-	-	45	-
Expenses:
Mortality and expense risk and
other charges	2,437	-	123	63	-
Total expenses	2,437	-	123	63	-
Net investment income (loss)	(2,437)	-	(123)	(18)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,887)	1	485	392	4
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(6,887)	1	485	392	4
Net unrealized appreciation
(depreciation) of investments	27,553	-	269	13	(3)
Net increase (decrease) in net assets
resulting from operations	$ 18,229	$ 1	$ 631	$ 387	$ 1

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Growth	Price Growth	ING UBS	ING Van
	Mid Cap Growth -	Equity -	Equity -	U.S. Large	Kampen
	Service Class	Initial Class	Service Class	Cap Equity	Comstock
Net investment income (loss)
Income:
Dividends	$ -	$ 432	$ -	$ 1,029	$ -
Total investment income	-	432	-	1,029	-
Expenses:
Mortality and expense risk and
other charges	118	2,811	-	1,392	525
Total expenses	118	2,811	-	1,392	525
Net investment income (loss)	(118)	(2,379)	-	(363)	(525)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	726	1,108	-	(4,373)	1,016
Capital gains distributions	-	-	-	-	249
Total realized gain (loss) on investments
and capital gains distributions	726	1,108	-	(4,373)	1,265
Net unrealized appreciation
(depreciation) of investments	(158)	24,701	20	21,134	7,283
Net increase (decrease) in net assets
resulting from operations	$ 450	$ 23,430	$ 20	$ 16,398	$ 8,023

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING	ING VP	ING VP	ING VP
	Van Kampen	Strategic	Strategic	Strategic	ING
	Equity and	Allocation	Allocation	Allocation	Financial
	Income	Balanced	Growth	Income	Services
Net investment income (loss)
Income:
Dividends	$ 6	$ 804	$ 794	$ 635	$ -
Total investment income	6	804	794	635	-
Expenses:
Mortality and expense risk and
other charges	18	682	795	361	-
Total expenses	18	682	795	361	-
Net investment income (loss)	(12)	122	(1)	274	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	99	(563)	(482)	52	-
Capital gains distributions	-	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	99	(563)	(482)	52	1
Net unrealized appreciation
(depreciation) of investments	64	6,282	8,330	2,011	-
Net increase (decrease) in net assets
resulting from operations	$ 151	$ 5,841	$ 7,847	$ 2,337	$ 1

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP	ING GET	ING GET	ING GET	ING GET
	Growth and	US Core -	US Core -	US Core -	US Core -
	Income	Series 1	Series 2	Series 3	Series 5
Net investment income (loss)
Income:
Dividends	$ 52,069	$ 16	$ 21	$ 1	$ -
Total investment income	52,069	16	21	1	-
Expenses:
Mortality and expense risk and
other charges	24,646	28	251	746	4
Total expenses	24,646	28	251	746	4
Net investment income (loss)	27,423	(12)	(230)	(745)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(285,303)	9	67	(168)	-
Capital gains distributions	-	2	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(285,303)	11	67	(168)	-
Net unrealized appreciation
(depreciation) of investments	406,325	49	625	643	37
Net increase (decrease) in net assets
resulting from operations	$ 148,445	$ 48	$ 462	$ (270)	$ 33

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

					ING VP
	ING GET	ING GET		ING	Global
	US Core -	US Core -	ING GNMA	Intermediate	Science and
	Series 6	Series 7	Income	Bond	Technology
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 5	$ 4	$ -
Total investment income	-	-	5	4	-
Expenses:
Mortality and expense risk and
other charges	23	2	1	1	439
Total expenses	23	2	1	1	439
Net investment income (loss)	(23)	(2)	4	3	(439)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	-	-	3,927
Capital gains distributions	-	-	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	-	2	3,927
Net unrealized appreciation
(depreciation) of investments	67	3	(1)	(1)	(5,231)
Net increase (decrease) in net assets
resulting from operations	$ 46	$ 1	$ 3	$ 4	$ (1,743)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING VP	ING VP	ING VP	ING VP
	ING VP	Index Plus	Index Plus	Index Plus	International
	Growth	LargeCap	MidCap	SmallCap	Equity
Net investment income (loss)
Income:
Dividends	$ 116	$ 5,298	$ 1,204	$ 187	$ 158
Total investment income	116	5,298	1,204	187	158
Expenses:
Mortality and expense risk and
other charges	934	5,474	2,918	1,211	131
Total expenses	934	5,474	2,918	1,211	131
Net investment income (loss)	(818)	(176)	(1,714)	(1,024)	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12,208)	(14,980)	649	1,259	1,606
Capital gains distributions	-	-	-	647	-
Total realized gain (loss) on investments
and capital gains distributions	(12,208)	(14,980)	649	1,906	1,606
Net unrealized appreciation
(depreciation) of investments	18,062	63,400	46,443	24,020	371
Net increase (decrease) in net assets
resulting from operations	$ 5,036	$ 48,244	$ 45,378	$ 24,902	$ 2,004

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Small	Value	Financial	Growth	International
	Company	Opportunity	Services	Opportunities	Value
Net investment income (loss)
Income:
Dividends	$ 484	$ 972	$ 1	$ -	$ 561
Total investment income	484	972	1	-	561
Expenses:
Mortality and expense risk and
other charges	1,706	1,190	1	5	433
Total expenses	1,706	1,190	1	5	433
Net investment income (loss)	(1,222)	(218)	-	(5)	128

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,232	(9,363)	-	162	1,986
Capital gains distributions	-	-	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,232	(9,363)	2	162	1,986
Net unrealized appreciation
(depreciation) of investments	16,525	19,282	13	(100)	5,361
Net increase (decrease) in net assets
resulting from operations	$ 20,535	$ 9,701	$ 15	$ 57	$ 7,475

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap	ING VP	SmallCap	ING
	MagnaCap	Opportunities	Real Estate	Opportunities	Real Estate
Net investment income (loss)
Income:
Dividends	$ 27	$ -	$ 334	$ -	$ 4
Total investment income	27	-	334	-	4
Expenses:
Mortality and expense risk and
other charges	19	57	74	66	1
Total expenses	19	57	74	66	1
Net investment income (loss)	8	(57)	260	(66)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	111	403	21	571	-
Capital gains distributions	-	-	285	-	15
Total realized gain (loss) on investments
and capital gains distributions	111	403	306	571	15
Net unrealized appreciation
(depreciation) of investments	5	53	3,298	177	19
Net increase (decrease) in net assets
resulting from operations	$ 124	$ 399	$ 3,864	$ 682	$ 37

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Janus
	Advisor		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Capital	Flexible	Janus Aspen
	Balanced	Balanced	Appreciation	Income	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ 8,054	$ 1	$ 4,666	$ 292
Total investment income	-	8,054	1	4,666	292
Expenses:
Mortality and expense risk and
other charges	-	3,832	33	833	2,254
Total expenses	-	3,832	33	833	2,254
Net investment income (loss)	-	4,222	(32)	3,833	(1,962)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(2,816)	181	1,064	(24,092)
Capital gains distributions	-	-	-	656	-
Total realized gain (loss) on investments
and capital gains distributions	-	(2,816)	181	1,720	(24,092)
Net unrealized appreciation
(depreciation) of investments	-	24,167	326	(3,208)	31,387
Net increase (decrease) in net assets
resulting from operations	$ -	$ 25,573	$ 475	$ 2,345	$ 5,333

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Janus Aspen	Janus Aspen			Lord Abbett
	Mid Cap	Worldwide	Janus	Lord Abbett	Growth and
	Growth	Growth	Twenty	Affiliated	Income
Net investment income (loss)
Income:
Dividends	$ -	$ 4,550	$ -	$ 1	$ 857
Total investment income	-	4,550	-	1	857
Expenses:
Mortality and expense risk and
other charges	4,706	4,958	6	1	857
Total expenses	4,706	4,958	6	1	857
Net investment income (loss)	(4,706)	(408)	(6)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(86,576)	(19,474)	(13)	-	40
Capital gains distributions	-	-	-	3	871
Total realized gain (loss) on investments
and capital gains distributions	(86,576)	(19,474)	(13)	3	911
Net unrealized appreciation
(depreciation) of investments	170,273	32,506	152	10	9,290
Net increase (decrease) in net assets
resulting from operations	$ 78,991	$ 12,624	$ 133	$ 13	$ 10,201

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Lord Abbett	Lord Abbett		Massachusetts
	Mid-Cap	Mid Cap	Lord Abbett	Investors
	Value -	Value -	Small-Cap	Growth	MFS®
	Class VC	Class A	Value	Stock	Total Return
Net investment income (loss)
Income:
Dividends	$ 251	$ 1	$ -	$ 1	$ 1,034
Total investment income	251	1	-	1	1,034
Expenses:
Mortality and expense risk and
other charges	594	1	1	1	676
Total expenses	594	1	1	1	676
Net investment income (loss)	(343)	-	(1)	-	358

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	628	-	1	-	257
Capital gains distributions	1,278	8	43	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,906	8	44	-	257
Net unrealized appreciation
(depreciation) of investments	12,041	21	13	16	5,989
Net increase (decrease) in net assets
resulting from operations	$ 13,604	$ 29	$ 56	$ 16	$ 6,604

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			New	New
			Perspective	Perspective	Oppenheimer
	Moderate	Mutual	Fund® -	Fund® -	Capital
	Allocation	Discovery	Class R-3	Class R-4	Appreciation
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ 1	$ 83	$ -
Total investment income	-	3	1	83	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	24	1
Total expenses	-	-	-	24	1
Net investment income (loss)	-	3	1	59	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	1	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	1	-
Net unrealized appreciation
(depreciation) of investments	63	19	16	784	15
Net increase (decrease) in net assets
resulting from operations	$ 63	$ 22	$ 17	$ 844	$ 14

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Oppenheimer
	Oppenheimer		Main Street	Oppenheimer	Oppenheimer
	Developing	Oppenheimer	Fund® -	Aggressive	Global
	Markets	Global	Class A	Growth	Securities
Net investment income (loss)
Income:
Dividends	$ 458	$ -	$ -	$ -	$ 3,624
Total investment income	458	-	-	-	3,624
Expenses:
Mortality and expense risk and
other charges	134	-	-	-	3,222
Total expenses	134	-	-	-	3,222
Net investment income (loss)	324	-	-	-	402

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	640	-	-	-	218
Capital gains distributions	159	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	799	-	-	-	218
Net unrealized appreciation
(depreciation) of investments	4,988	-	1	-	58,591
Net increase (decrease) in net assets
resulting from operations	$ 6,111	$ -	$ 1	$ -	$ 59,211

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer		PIMCO NFJ
	Main Street®	Main Street®	Strategic	Pax World	Small-Cap
	Fund/VA	Small Cap	Bond	Balanced	Value
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1,770	$ 97	$ 1
Total investment income	-	-	1,770	97	1
Expenses:
Mortality and expense risk and
other charges	-	-	389	72	-
Total expenses	-	-	389	72	-
Net investment income (loss)	-	-	1,381	25	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	788	189	-
Capital gains distributions	-	-	-	-	3
Total realized gain (loss) on investments
and capital gains distributions	-	-	788	189	3
Net unrealized appreciation
(depreciation) of investments	3	1	899	1,039	5
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 1	$ 3,068	$ 1,253	$ 9

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Pioneer
	PIMCO VIT	Pioneer	Equity	Pioneer	Pioneer Fund
	Real Return	High Yield	Income VCT	Fund	VCT
Net investment income (loss)
Income:
Dividends	$ 33	$ 6	$ 423	$ -	$ 24
Total investment income	33	6	423	-	24
Expenses:
Mortality and expense risk and
other charges	26	1	164	-	21
Total expenses	26	1	164	-	21
Net investment income (loss)	7	5	259	-	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	-	551	-	85
Capital gains distributions	272	10	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	312	10	551	-	85
Net unrealized appreciation
(depreciation) of investments	(58)	(1)	1,984	-	136
Net increase (decrease) in net assets
resulting from operations	$ 261	$ 14	$ 2,794	$ -	$ 224

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Pioneer	Pioneer	Scudder	T. Rowe Price
	High Yield	Mid Cap	Equity 500	Mid-Cap	Templeton
	VCT	Value VCT	Index	Value	Foreign
Net investment income (loss)
Income:
Dividends	$ 61	$ 83	$ -	$ 1	$ 7
Total investment income	61	83	-	1	7
Expenses:
Mortality and expense risk and
other charges	13	284	-	1	1
Total expenses	13	284	-	1	1
Net investment income (loss)	48	(201)	-	-	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	405	-	-	-
Capital gains distributions	-	218	-	34	1
Total realized gain (loss) on investments
and capital gains distributions	59	623	-	34	1
Net unrealized appreciation
(depreciation) of investments	65	5,908	-	27	47
Net increase (decrease) in net assets
resulting from operations	$ 172	$ 6,330	$ -	$ 61	$ 54

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			UBS U.S.		Vanguard®
	Templeton	Templeton	Small Cap	Vanguard®	Variable
	Growth	Global Bond	Growth	500 Index	Insurance
Net investment income (loss)
Income:
Dividends	$ 1	$ 71	$ -	$ -	$ -
Total investment income	1	71	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	14	-	-	1
Total expenses	-	14	-	-	1
Net investment income (loss)	1	57	-	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	8	-	-	-
Capital gains distributions	2	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	8	1	-	-
Net unrealized appreciation
(depreciation) of investments	3	368	5	(5)	17
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 433	$ 6	$ (5)	$ 16

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Washington	Washington
		Wanger U.S.	Mutual	Mutual
	Wanger	Smaller	InvestorsSM -	InvestorsSM -
	Select	Companies	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 8	$ 218
Total investment income	-	-	8	218
Expenses:
Mortality and expense risk and
other charges	8	7	3	94
Total expenses	8	7	3	94
Net investment income (loss)	(8)	(7)	5	124

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	205	(9)	-	-
Capital gains distributions	-	-	10	299
Total realized gain (loss) on investments
and capital gains distributions	205	(9)	10	299
Net unrealized appreciation
(depreciation) of investments	90	236	54	1,462
Net increase (decrease) in net assets
resulting from operations	$ 287	$ 220	$ 69	$ 1,885

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	AIM	AIM Mid		AIM V.I.
	Health	Cap Core	AIM Small	Capital	AIM V.I.
	Sciences	Equity	Cap Growth	Appreciation	Core Equity
Net assets at January 1, 2003	$ -	$ -	$ -	$ 15,302	$ 34,728

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(186)	(19)
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	(3,465)	(2,551)
Net unrealized appreciation (depreciation)
during the year	-	-	-	8,085	10,595
Net increase (decrease) in net assets from operations	-	-	-	4,434	8,025
Changes from principal transactions:
Total unit transactions	-	-	-	826	(231)
Net increase (decrease) in assets derived from
principal transactions	-	-	-	826	(231)
Total increase (decrease) in net assets	-	-	-	5,260	7,794
Net assets at December 31, 2003	-	-	-	20,562	42,522

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(213)	(65)
Net realized gain (loss) on investments
and capital gains distributions	-	13	-	(2,335)	(4,988)
Net unrealized appreciation (depreciation)
during the year	2	2	-	3,580	7,928
Net increase (decrease) in net assets from operations	2	15	-	1,032	2,875
Changes from contract transactions:
Total unit transactions	19	181	-	(1,070)	(7,084)
Net increase (decrease) in assets derived from
principal transactions	19	181	-	(1,070)	(7,084)
Total increase (decrease) in net assets	21	196	-	(38)	(4,209)
Net assets at December 31, 2004	$ 21	$ 196	$ -	$ 20,524	$ 38,313
The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Alliance-	Alliance-
		AIM V.I.	Bernstein	Bernstein
	AIM V.I.	Premier	Growth and	Growth and
	Growth	Equity	Income Fund	Income Portfolio
Net assets at January 1, 2003	$ 11,403	$ 15,977	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(152)	(129)	-	-
Net realized gain (loss) on investments and capital gains
distributions	(2,355)	(1,545)	-	-
Net unrealized appreciation (depreciation) during the year	6,249	5,662	-	-
Net increase (decrease) in net assets from operations	3,742	3,988	-	-
Changes from principal transactions:
Total unit transactions	1,910	1,076	-	-
Net increase (decrease) in assets derived from
principal transactions	1,910	1,076	-	-
Total increase (decrease) in net assets	5,652	5,064	-	-
Net assets at December 31, 2003	17,055	21,041	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(186)	(114)	-	-
Net realized gain (loss) on investments and capital gains
distributions	(3,438)	(2,219)	-	-
Net unrealized appreciation (depreciation) during the year	4,751	3,175	2	2
Net increase (decrease) in net assets from operations	1,127	842	2	2
Changes from contract transactions:
Total unit transactions	(587)	(2,247)	20	48
Net increase (decrease) in assets derived from
principal transactions	(587)	(2,247)	20	48
Total increase (decrease) in net assets	540	(1,405)	22	50
Net assets at December 31, 2004	$ 17,595	$ 19,636	$ 22	$ 50

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		American
	American	Century®
	Balanced	Income	Ariel
	Fund®	& Growth	Appreciation	Ariel
Net assets at January 1, 2003	$ -	$ 1,152	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	10	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	(1)	-	-
Net unrealized appreciation (depreciation) during the year	-	440	-	-
Net increase (decrease) in net assets from operations	-	449	-	-
Changes from principal transactions:
Total unit transactions	-	890	-	-
Net increase (decrease) in assets derived from
principal transactions	-	890	-	-
Total increase (decrease) in net assets	-	1,339	-	-
Net assets at December 31, 2003	-	2,491	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	31	(1)	-
Net realized gain (loss) on investments and capital gains
distributions	29	156	4	5
Net unrealized appreciation (depreciation) during the year	29	212	11	7
Net increase (decrease) in net assets from operations	62	399	14	12
Changes from contract transactions:
Total unit transactions	1,207	1,499	178	142
Net increase (decrease) in assets derived from
principal transactions	1,207	1,499	178	142
Total increase (decrease) in net assets	1,269	1,898	192	154
Net assets at December 31, 2004	$ 1,269	$ 4,389	$ 192	$ 154

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				EuroPacific
			Calvert	Growth
	Baron	Baron	Social	Fund® -
	Asset	Growth	Balanced	Class R-3
Net assets at January 1, 2003	$ -	$ -	$ 49,766	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	520	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	(538)	-
Net unrealized appreciation (depreciation) during the year	-	-	9,048	-
Net increase (decrease) in net assets from operations	-	-	9,030	-
Changes from principal transactions:
Total unit transactions	-	-	1,780	-
Net increase (decrease) in assets derived from
principal transactions	-	-	1,780	-
Total increase (decrease) in net assets	-	-	10,810	-
Net assets at December 31, 2003	-	-	60,576	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	435	6
Net realized gain (loss) on investments and capital gains
distributions	3	-	(115)	1
Net unrealized appreciation (depreciation) during the year	6	42	4,096	53
Net increase (decrease) in net assets from operations	9	41	4,416	60
Changes from contract transactions:
Total unit transactions	126	351	1,178	493
Net increase (decrease) in assets derived from
principal transactions	126	351	1,178	493
Total increase (decrease) in net assets	135	392	5,594	553
Net assets at December 31, 2004	$ 135	$ 392	$ 66,170	$ 553

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	EuroPacific
	Growth	Evergreen	Fidelity®
	Fund® -	Special	Advisor	Fidelity® VIP
	Class R-4	Values	Mid Cap	Contrafund®
Net assets at January 1, 2003	$ -	$ 9,367	$ -	$ 382,356

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(118)	-	(2,805)
Net realized gain (loss) on investments and capital gains
distributions	-	(267)	-	2,957
Net unrealized appreciation (depreciation) during the year	-	4,137	-	112,756
Net increase (decrease) in net assets from operations	-	3,752	-	112,908
Changes from principal transactions:
Total unit transactions	-	4,019	-	69,108
Net increase (decrease) in assets derived from
principal transactions	-	4,019	-	69,108
Total increase (decrease) in net assets	-	7,771	-	182,016
Net assets at December 31, 2003	-	17,138	-	564,372

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	184	24	(1)	(4,524)
Net realized gain (loss) on investments and capital gains
distributions	(5)	2,152	11	6,291
Net unrealized appreciation (depreciation) during the year	1,371	3,909	43	87,085
Net increase (decrease) in net assets from operations	1,550	6,085	53	88,852
Changes from contract transactions:
Total unit transactions	14,810	24,331	370	90,038
Net increase (decrease) in assets derived from
principal transactions	14,810	24,331	370	90,038
Total increase (decrease) in net assets	16,360	30,416	423	178,890
Net assets at December 31, 2004	$ 16,360	$ 47,554	$ 423	$ 743,262

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Fidelity®
	Fidelity®			VIP
	VIP Equity-	Fidelity®	Fidelity® VIP	Asset
	Income	VIP Growth	High Income	ManagerSM
Net assets at January 1, 2003	$ 226,895	$ 277,744	$ 3,569	$ 18,235

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,598	(2,540)	229	495
Net realized gain (loss) on investments and capital gains
distributions	(2,223)	(8,623)	942	(405)
Net unrealized appreciation (depreciation) during the year	70,405	98,646	154	3,010
Net increase (decrease) in net assets from operations	69,780	87,483	1,325	3,100
Changes from principal transactions:
Total unit transactions	31,145	14,969	2,398	392
Net increase (decrease) in assets derived from
principal transactions	31,145	14,969	2,398	392
Total increase (decrease) in net assets	100,925	102,452	3,723	3,492
Net assets at December 31, 2003	327,820	380,196	7,292	21,727

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,481	(3,029)	509	371
Net realized gain (loss) on investments and capital gains
distributions	1,200	(5,418)	(63)	(1,138)
Net unrealized appreciation (depreciation) during the year	34,754	15,744	(18)	1,644
Net increase (decrease) in net assets from operations	37,435	7,297	428	877
Changes from contract transactions:
Total unit transactions	39,833	(10,155)	(2,510)	(2,277)
Net increase (decrease) in assets derived from
principal transactions	39,833	(10,155)	(2,510)	(2,277)
Total increase (decrease) in net assets	77,268	(2,858)	(2,082)	(1,400)
Net assets at December 31, 2004	$ 405,088	$ 377,338	$ 5,210	$ 20,327

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Franklin
			Franklin	Small Cap
	Fidelity® VIP	Fidelity® VIP	Small-Mid	Value
	Index 500	Overseas	Cap Growth	Securities
Net assets at January 1, 2003	$ 72,668	$ 14,076	$ -	$ 7,951

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	319	(91)	-	(93)
Net realized gain (loss) on investments and capital gains
distributions	(4,305)	6,761	-	452
Net unrealized appreciation (depreciation) during the year	24,674	2,791	-	2,979
Net increase (decrease) in net assets from operations	20,688	9,461	-	3,338
Changes from principal transactions:
Total unit transactions	7,690	6,804	-	4,594
Net increase (decrease) in assets derived from
principal transactions	7,690	6,804	-	4,594
Total increase (decrease) in net assets	28,378	16,265	-	7,932
Net assets at December 31, 2003	101,046	30,341	-	15,883

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	262	1	-	(250)
Net realized gain (loss) on investments and capital gains
distributions	(1,689)	2,313	-	1,628
Net unrealized appreciation (depreciation) during the year	11,434	1,946	8	5,351
Net increase (decrease) in net assets from operations	10,007	4,260	8	6,729
Changes from contract transactions:
Total unit transactions	5,710	6,456	62	27,520
Net increase (decrease) in assets derived from
principal transactions	5,710	6,456	62	27,520
Total increase (decrease) in net assets	15,717	10,716	70	34,249
Net assets at December 31, 2004	$ 116,763	$ 41,057	$ 70	$ 50,132

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	ING GET
	America® -	America® -	America® -	Fund -
	Class R-3	Class R-4	Class R-3	Series D
Net assets at January 1, 2003	$ -	$ -	$ -	$ 234,066

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	5,189
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	(7,603)
Net unrealized appreciation (depreciation) during the year	-	-	-	2,750
Net increase (decrease) in net assets from operations	-	-	-	336
Changes from principal transactions:
Total unit transactions	-	-	-	(81,633)
Net increase (decrease) in assets derived from
principal transactions	-	-	-	(81,633)
Total increase (decrease) in net assets	-	-	-	(81,297)
Net assets at December 31, 2003	-	-	-	152,769

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	101	1	5,607
Net realized gain (loss) on investments and capital gains
distributions	-	1	1	(18,597)
Net unrealized appreciation (depreciation) during the year	85	3,538	5	12,860
Net increase (decrease) in net assets from operations	85	3,640	7	(130)
Changes from contract transactions:
Total unit transactions	1,235	47,701	103	(152,639)
Net increase (decrease) in assets derived from
principal transactions	1,235	47,701	103	(152,639)
Total increase (decrease) in net assets	1,320	51,341	110	(152,769)
Net assets at December 31, 2004	$ 1,320	$ 51,341	$ 110	$ -

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series E	Series G	Series H	Series I
Net assets at January 1, 2003	$ 104,443	$ 29,756	$ 23,282	$ 1,190

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,544	724	563	19
Net realized gain (loss) on investments and capital gains
distributions	(905)	(150)	(25)	-
Net unrealized appreciation (depreciation) during the year	(405)	(350)	(191)	(4)
Net increase (decrease) in net assets from operations	1,234	224	347	15
Changes from principal transactions:
Total unit transactions	(26,021)	(6,149)	(5,094)	(113)
Net increase (decrease) in assets derived from
principal transactions	(26,021)	(6,149)	(5,094)	(113)
Total increase (decrease) in net assets	(24,787)	(5,925)	(4,747)	(98)
Net assets at December 31, 2003	79,656	23,831	18,535	1,092

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,381	1,373	525	21
Net realized gain (loss) on investments and capital gains
distributions	(7,517)	(1,944)	(141)	(4)
Net unrealized appreciation (depreciation) during the year	2,594	530	(368)	(22)
Net increase (decrease) in net assets from operations	(542)	(41)	16	(5)
Changes from contract transactions:
Total unit transactions	(79,114)	(23,790)	(5,052)	(317)
Net increase (decrease) in assets derived from
principal transactions	(79,114)	(23,790)	(5,052)	(317)
Total increase (decrease) in net assets	(79,656)	(23,831)	(5,036)	(322)
Net assets at December 31, 2004	$ -	$ -	$ 13,499	$ 770

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series J	Series K	Series L	Series Q
Net assets at January 1, 2003	$ 394	$ 2,048	$ 1,187	$ 5,031

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	34	27	(61)
Net realized gain (loss) on investments and capital gains
distributions	(1)	7	-	30
Net unrealized appreciation (depreciation) during the year	(2)	(23)	(3)	213
Net increase (decrease) in net assets from operations	4	18	24	182
Changes from principal transactions:
Total unit transactions	(12)	(330)	(162)	(828)
Net increase (decrease) in assets derived from
principal transactions	(12)	(330)	(162)	(828)
Total increase (decrease) in net assets	(8)	(312)	(138)	(646)
Net assets at December 31, 2003	386	1,736	1,049	4,385

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11	36	26	98
Net realized gain (loss) on investments and capital gains
distributions	(1)	(2)	(4)	26
Net unrealized appreciation (depreciation) during the year	(12)	(45)	(26)	(98)
Net increase (decrease) in net assets from operations	(2)	(11)	(4)	26
Changes from contract transactions:
Total unit transactions	(33)	(376)	(349)	(562)
Net increase (decrease) in assets derived from
principal transactions	(33)	(376)	(349)	(562)
Total increase (decrease) in net assets	(35)	(387)	(353)	(536)
Net assets at December 31, 2004	$ 351	$ 1,349	$ 696	$ 3,849

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET		ING VP	ING VP
	Fund -	ING VP	Emerging	Intermediate
	Series S	Balanced	Markets	Bond
Net assets at January 1, 2003	$ 46,558	$ 597,925	$ 5,020	$ 458,178

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(465)	5,590	(61)	2,655
Net realized gain (loss) on investments and capital gains
distributions	381	(20,852)	1,993	6,513
Net unrealized appreciation (depreciation) during the year	1,679	114,905	669	12,637
Net increase (decrease) in net assets from operations	1,595	99,643	2,601	21,805
Changes from principal transactions:
Total unit transactions	(15,492)	(38,198)	551	(71,798)
Net increase (decrease) in assets derived from
principal transactions	(15,492)	(38,198)	551	(71,798)
Total increase (decrease) in net assets	(13,897)	61,445	3,152	(49,993)
Net assets at December 31, 2003	32,661	659,370	8,172	408,185

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	387	6,146	(21)	27,978
Net realized gain (loss) on investments and capital gains
distributions	899	(10,010)	869	22,691
Net unrealized appreciation (depreciation) during the year	(940)	57,025	674	(36,125)
Net increase (decrease) in net assets from operations	346	53,161	1,522	14,544
Changes from contract transactions:
Total unit transactions	(9,049)	(20,383)	815	(14,984)
Net increase (decrease) in assets derived from
principal transactions	(9,049)	(20,383)	815	(14,984)
Total increase (decrease) in net assets	(8,703)	32,778	2,337	(440)
Net assets at December 31, 2004	$ 23,958	$ 692,148	$ 10,509	$ 407,745

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP		ING MFS
	Money	Natural	ING Julius	Total
	Market	Resources	Baer Foreign	Return
Net assets at January 1, 2003	$ 368,846	$ 11,897	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,594	(123)	-	16
Net realized gain (loss) on investments and capital gains
distributions	(2,912)	(744)	-	(1)
Net unrealized appreciation (depreciation) during the year	151	4,001	-	403
Net increase (decrease) in net assets from operations	(167)	3,134	-	418
Changes from principal transactions:
Total unit transactions	(111,202)	(1,060)	-	7,871
Net increase (decrease) in assets derived from
principal transactions	(111,202)	(1,060)	-	7,871
Total increase (decrease) in net assets	(111,369)	2,074	-	8,289
Net assets at December 31, 2003	257,477	13,971	-	8,289

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	352	(14)	(3)	326
Net realized gain (loss) on investments and capital gains
distributions	(180)	1,406	48	74
Net unrealized appreciation (depreciation) during the year	27	421	100	1,618
Net increase (decrease) in net assets from operations	199	1,813	145	2,018
Changes from contract transactions:
Total unit transactions	(40,724)	5,006	1,283	18,812
Net increase (decrease) in assets derived from
principal transactions	(40,724)	5,006	1,283	18,812
Total increase (decrease) in net assets	(40,525)	6,819	1,428	20,830
Net assets at December 31, 2004	$ 216,952	$ 20,790	$ 1,428	$ 29,119

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING T. Rowe			ING American
	Price	ING Aeltus	ING American	Century
	Equity	Enhanced	Century	Small Cap
	Income	Index	Select	Value
Net assets at January 1, 2003	$ -	$ 126	$ 255	$ 1,834

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(1)	(11)	(33)
Net realized gain (loss) on investments and capital gains
distributions	25	16	47	201
Net unrealized appreciation (depreciation) during the year	167	85	249	960
Net increase (decrease) in net assets from operations	190	100	285	1,128
Changes from principal transactions:
Total unit transactions	1,953	574	1,654	3,345
Net increase (decrease) in assets derived from
principal transactions	1,953	574	1,654	3,345
Total increase (decrease) in net assets	2,143	674	1,939	4,473
Net assets at December 31, 2003	2,143	800	2,194	6,307

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	72	(6)	(27)	(164)
Net realized gain (loss) on investments and capital gains
distributions	253	81	209	2,436
Net unrealized appreciation (depreciation) during the year	2,450	48	(140)	931
Net increase (decrease) in net assets from operations	2,775	123	42	3,203
Changes from contract transactions:
Total unit transactions	25,205	613	(166)	16,067
Net increase (decrease) in assets derived from
principal transactions	25,205	613	(166)	16,067
Total increase (decrease) in net assets	27,980	736	(124)	19,270
Net assets at December 31, 2004	$ 30,123	$ 1,536	$ 2,070	$ 25,577

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING	ING Goldman		ING
	Baron	Sachs®	ING	JPMorgan
	Small Cap	Capital	JPMorgan	Mid Cap
	Growth	Growth	International	Value
Net assets at January 1, 2003	$ 3,239	$ 347	$ 107,839	$ 1,038

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(87)	(6)	5	(12)
Net realized gain (loss) on investments and capital gains
distributions	175	10	13,443	93
Net unrealized appreciation (depreciation) during the year	2,280	112	19,848	486
Net increase (decrease) in net assets from operations	2,368	116	33,296	567
Changes from principal transactions:
Total unit transactions	9,650	364	(14,631)	2,394
Net increase (decrease) in assets derived from
principal transactions	9,650	364	(14,631)	2,394
Total increase (decrease) in net assets	12,018	480	18,665	2,961
Net assets at December 31, 2003	15,257	827	126,504	3,999

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(350)	(11)	131	(73)
Net realized gain (loss) on investments and capital gains
distributions	1,811	32	7,586	924
Net unrealized appreciation (depreciation) during the year	7,495	74	13,567	898
Net increase (decrease) in net assets from operations	8,956	95	21,284	1,749
Changes from contract transactions:
Total unit transactions	34,104	568	(9,236)	8,678
Net increase (decrease) in assets derived from
principal transactions	34,104	568	(9,236)	8,678
Total increase (decrease) in net assets	43,060	663	12,048	10,427
Net assets at December 31, 2004	$ 58,317	$ 1,490	$ 138,552	$ 14,426

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING MFS	ING OpCap	ING
	Capital	Balanced	Oppenheimer	ING PIMCO
	Opportunities	Value	Global	Total Return
Net assets at January 1, 2003	$ 129,150	$ 515	$ 202	$ 16,279

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,132)	43	(7)	563
Net realized gain (loss) on investments and capital gains
distributions	(9,998)	69	99	834
Net unrealized appreciation (depreciation) during the year	43,736	692	116	(744)
Net increase (decrease) in net assets from operations	32,606	804	208	653
Changes from principal transactions:
Total unit transactions	(10,259)	7,864	884	14,295
Net increase (decrease) in assets derived from
principal transactions	(10,259)	7,864	884	14,295
Total increase (decrease) in net assets	22,347	8,668	1,092	14,948
Net assets at December 31, 2003	151,497	9,183	1,294	31,227

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(858)	(15)	(18)	(397)
Net realized gain (loss) on investments and capital gains
distributions	(26,049)	339	158	225
Net unrealized appreciation (depreciation) during the year	42,459	1,098	96	1,349
Net increase (decrease) in net assets from operations	15,552	1,422	236	1,177
Changes from contract transactions:
Total unit transactions	(23,464)	9,869	734	11,288
Net increase (decrease) in assets derived from
principal transactions	(23,464)	9,869	734	11,288
Total increase (decrease) in net assets	(7,912)	11,291	970	12,465
Net assets at December 31, 2004	$ 143,585	$ 20,474	$ 2,264	$ 43,692

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING Salomon	ING Salomon
	Brothers	Brothers	ING Salomon	ING Salomon
	Aggressive	Aggressive	Brothers	Brothers
	Growth -	Growth -	Fundamental	Investors
	Initial Class	Service Class	Value	Value
Net assets at January 1, 2003	$ 175,927	$ -	$ 244	$ 635

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,138)	-	26	(8)
Net realized gain (loss) on investments and capital gains
distributions	(11,102)	-	209	25
Net unrealized appreciation (depreciation) during the year	76,768	-	900	574
Net increase (decrease) in net assets from operations	63,528	-	1,135	591
Changes from principal transactions:
Total unit transactions	329	-	8,035	2,793
Net increase (decrease) in assets derived from
principal transactions	329	-	8,035	2,793
Total increase (decrease) in net assets	63,857	-	9,170	3,384
Net assets at December 31, 2003	239,784	-	9,414	4,019

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,437)	-	(123)	(18)
Net realized gain (loss) on investments and capital gains
distributions	(6,887)	1	485	392
Net unrealized appreciation (depreciation) during the year	27,553	-	269	13
Net increase (decrease) in net assets from operations	18,229	1	631	387
Changes from contract transactions:
Total unit transactions	(29,660)	15	314	1,354
Net increase (decrease) in assets derived from
principal transactions	(29,660)	15	314	1,354
Total increase (decrease) in net assets	(11,431)	16	945	1,741
Net assets at December 31, 2004	$ 228,353	$ 16	$ 10,359	$ 5,760

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Diversified	ING T. Rowe	ING T. Rowe
	Mid Cap	Mid Cap	Price Growth	Price Growth
	Growth -	Growth -	Equity -	Equity -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2003	$ -	$ 902	$ 169,889	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(41)	(1,770)	-
Net realized gain (loss) on investments and capital gains
distributions	3	306	(1,850)	-
Net unrealized appreciation (depreciation) during the year	3	848	55,811	-
Net increase (decrease) in net assets from operations	6	1,113	52,191	-
Changes from principal transactions:
Total unit transactions	10	7,405	24,523	-
Net increase (decrease) in assets derived from
principal transactions	10	7,405	24,523	-
Total increase (decrease) in net assets	16	8,518	76,714	-
Net assets at December 31, 2003	16	9,420	246,603	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(118)	(2,379)	-
Net realized gain (loss) on investments and capital gains
distributions	4	726	1,108	-
Net unrealized appreciation (depreciation) during the year	(3)	(158)	24,701	20
Net increase (decrease) in net assets from operations	1	450	23,430	20
Changes from contract transactions:
Total unit transactions	(17)	(276)	21,352	199
Net increase (decrease) in assets derived from
principal transactions	(17)	(276)	21,352	199
Total increase (decrease) in net assets	(16)	174	44,782	219
Net assets at December 31, 2004	$ -	$ 9,594	$ 291,385	$ 219

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			ING	ING VP
	ING UBS	ING Van	Van Kampen	Strategic
	U.S. Large	Kampen	Equity and	Allocation
	Cap Equity	Comstock	Income	Balanced
Net assets at January 1, 2003	$ 114,492	$ 8,175	$ 474	$ 47,846

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(573)	12	(6)	226
Net realized gain (loss) on investments and capital gains
distributions	(8,730)	454	42	(840)
Net unrealized appreciation (depreciation) during the year	34,528	3,979	116	9,405
Net increase (decrease) in net assets from operations	25,225	4,445	152	8,791
Changes from principal transactions:
Total unit transactions	(11,642)	19,398	285	1,809
Net increase (decrease) in assets derived from
principal transactions	(11,642)	19,398	285	1,809
Total increase (decrease) in net assets	13,583	23,843	437	10,600
Net assets at December 31, 2003	128,075	32,018	911	58,446

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(363)	(525)	(12)	122
Net realized gain (loss) on investments and capital gains
distributions	(4,373)	1,265	99	(563)
Net unrealized appreciation (depreciation) during the year	21,134	7,283	64	6,282
Net increase (decrease) in net assets from operations	16,398	8,023	151	5,841
Changes from contract transactions:
Total unit transactions	(9,005)	31,689	1,310	6,379
Net increase (decrease) in assets derived from
principal transactions	(9,005)	31,689	1,310	6,379
Total increase (decrease) in net assets	7,393	39,712	1,461	12,220
Net assets at December 31, 2004	$ 135,468	$ 71,730	$ 2,372	$ 70,666

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING	ING VP
	Allocation	Allocation	Financial	Growth and
	Growth	Income	Services	Income
Net assets at January 1, 2003	$ 56,046	$ 31,610	$ -	$ 2,141,418

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(107)	411	-	(23,918)
Net realized gain (loss) on investments and capital gains
distributions	(1,375)	(527)	-	(425,719)
Net unrealized appreciation (depreciation) during the year	14,356	3,834	-	928,479
Net increase (decrease) in net assets from operations	12,874	3,718	-	478,842
Changes from principal transactions:
Total unit transactions	913	(1,491)	-	(309,293)
Net increase (decrease) in assets derived from
principal transactions	913	(1,491)	-	(309,293)
Total increase (decrease) in net assets	13,787	2,227	-	169,549
Net assets at December 31, 2003	69,833	33,837	-	2,310,967

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	274	-	27,423
Net realized gain (loss) on investments and capital gains
distributions	(482)	52	1	(285,303)
Net unrealized appreciation (depreciation) during the year	8,330	2,011	-	406,325
Net increase (decrease) in net assets from operations	7,847	2,337	1	148,445
Changes from contract transactions:
Total unit transactions	3,973	286	8	(277,089)
Net increase (decrease) in assets derived from
principal transactions	3,973	286	8	(277,089)
Total increase (decrease) in net assets	11,820	2,623	9	(128,644)
Net assets at December 31, 2004	$ 81,653	$ 36,460	$ 9	$ 2,182,323

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	US Core -	US Core -	US Core -	US Core -
	Series 1	Series 2	Series 3	Series 5
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(11)	(24)	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	79	154	-	-
Net increase (decrease) in net assets from operations	68	130	-	-
Changes from principal transactions:
Total unit transactions	2,310	20,509	207	-
Net increase (decrease) in assets derived from
principal transactions	2,310	20,509	207	-
Total increase (decrease) in net assets	2,378	20,639	207	-
Net assets at December 31, 2003	2,378	20,639	207	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(230)	(745)	(4)
Net realized gain (loss) on investments and capital gains
distributions	11	67	(168)	-
Net unrealized appreciation (depreciation) during the year	49	625	643	37
Net increase (decrease) in net assets from operations	48	462	(270)	33
Changes from contract transactions:
Total unit transactions	(202)	(2,375)	52,987	663
Net increase (decrease) in assets derived from
principal transactions	(202)	(2,375)	52,987	663
Total increase (decrease) in net assets	(154)	(1,913)	52,717	696
Net assets at December 31, 2004	$ 2,224	$ 18,726	$ 52,924	$ 696

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET		ING
	US Core -	US Core -	ING GNMA	Intermediate
	Series 6	Series 7	Income	Bond
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(23)	(2)	4	3
Net realized gain (loss) on investments and capital gains
distributions	2	-	-	2
Net unrealized appreciation (depreciation) during the year	67	3	(1)	(1)
Net increase (decrease) in net assets from operations	46	1	3	4
Changes from contract transactions:
Total unit transactions	5,559	4,016	401	531
Net increase (decrease) in assets derived from
principal transactions	5,559	4,016	401	531
Total increase (decrease) in net assets	5,605	4,017	404	535
Net assets at December 31, 2004	$ 5,605	$ 4,017	$ 404	$ 535

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP
	Global		ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap
Net assets at January 1, 2003	$ 23,001	$ 76,539	$ 378,460	$ 144,261

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(329)	(881)	144	(1,031)
Net realized gain (loss) on investments and capital gains
distributions	(1,973)	(11,268)	(12,981)	(2,145)
Net unrealized appreciation (depreciation) during the year	13,749	34,025	110,816	52,581
Net increase (decrease) in net assets from operations	11,447	21,876	97,979	49,405
Changes from principal transactions:
Total unit transactions	12,847	(2,443)	26,982	40,095
Net increase (decrease) in assets derived from
principal transactions	12,847	(2,443)	26,982	40,095
Total increase (decrease) in net assets	24,294	19,433	124,961	89,500
Net assets at December 31, 2003	47,295	95,972	503,421	233,761

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(439)	(818)	(176)	(1,714)
Net realized gain (loss) on investments and capital gains
distributions	3,927	(12,208)	(14,980)	649
Net unrealized appreciation (depreciation) during the year	(5,231)	18,062	63,400	46,443
Net increase (decrease) in net assets from operations	(1,743)	5,036	48,244	45,378
Changes from contract transactions:
Total unit transactions	(4,815)	(11,125)	10,855	82,331
Net increase (decrease) in assets derived from
principal transactions	(4,815)	(11,125)	10,855	82,331
Total increase (decrease) in net assets	(6,558)	(6,089)	59,099	127,709
Net assets at December 31, 2004	$ 40,737	$ 89,883	$ 562,520	$ 361,470

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	International	Small	Value
	SmallCap	Equity	Company	Opportunity
Net assets at January 1, 2003	$ 54,579	$ 8,248	$ 115,085	$ 115,345

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(559)	3	(998)	(277)
Net realized gain (loss) on investments and capital gains
distributions	(56)	1,452	(9,972)	(8,337)
Net unrealized appreciation (depreciation) during the year	21,801	1,316	52,820	34,754
Net increase (decrease) in net assets from operations	21,186	2,771	41,850	26,140
Changes from principal transactions:
Total unit transactions	18,166	914	10,497	(8,309)
Net increase (decrease) in assets derived from
principal transactions	18,166	914	10,497	(8,309)
Total increase (decrease) in net assets	39,352	3,685	52,347	17,831
Net assets at December 31, 2003	93,931	11,933	167,432	133,176

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,024)	27	(1,222)	(218)
Net realized gain (loss) on investments and capital gains
distributions	1,906	1,606	5,232	(9,363)
Net unrealized appreciation (depreciation) during the year	24,020	371	16,525	19,282
Net increase (decrease) in net assets from operations	24,902	2,004	20,535	9,701
Changes from contract transactions:
Total unit transactions	39,653	403	(12,188)	(32,508)
Net increase (decrease) in assets derived from
principal transactions	39,653	403	(12,188)	(32,508)
Total increase (decrease) in net assets	64,555	2,407	8,347	(22,807)
Net assets at December 31, 2004	$ 158,486	$ 14,340	$ 175,779	$ 110,369

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Financial	Growth	International	ING VP
	Services	Opportunities	Value	MagnaCap
Net assets at January 1, 2003	$ -	$ 158	$ 12,825	$ 544

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(6)	70	1
Net realized gain (loss) on investments and capital gains
distributions	-	38	(610)	(41)
Net unrealized appreciation (depreciation) during the year	-	123	6,551	315
Net increase (decrease) in net assets from operations	-	155	6,011	275
Changes from principal transactions:
Total unit transactions	-	984	13,755	752
Net increase (decrease) in assets derived from
principal transactions	-	984	13,755	752
Total increase (decrease) in net assets	-	1,139	19,766	1,027
Net assets at December 31, 2003	-	1,297	32,591	1,571

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	128	8
Net realized gain (loss) on investments and capital gains
distributions	2	162	1,986	111
Net unrealized appreciation (depreciation) during the year	13	(100)	5,361	5
Net increase (decrease) in net assets from operations	15	57	7,475	124
Changes from contract transactions:
Total unit transactions	179	(1,354)	18,313	53
Net increase (decrease) in assets derived from
principal transactions	179	(1,354)	18,313	53
Total increase (decrease) in net assets	194	(1,297)	25,788	177
Net assets at December 31, 2004	$ 194	$ -	$ 58,379	$ 1,748

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP		ING VP
	MidCap	ING VP	SmallCap	ING
	Opportunities	Real Estate	Opportunities	Real Estate
Net assets at January 1, 2003	$ 457	$ -	$ 2,239	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(23)	-	(30)	-
Net realized gain (loss) on investments and capital gains
distributions	155	-	(356)	-
Net unrealized appreciation (depreciation) during the year	495	-	1,518	-
Net increase (decrease) in net assets from operations	627	-	1,132	-
Changes from principal transactions:
Total unit transactions	3,107	-	4,674	-
Net increase (decrease) in assets derived from
principal transactions	3,107	-	4,674	-
Total increase (decrease) in net assets	3,734	-	5,806	-
Net assets at December 31, 2003	4,191	-	8,045	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(57)	260	(66)	3
Net realized gain (loss) on investments and capital gains
distributions	403	306	571	15
Net unrealized appreciation (depreciation) during the year	53	3,298	177	19
Net increase (decrease) in net assets from operations	399	3,864	682	37
Changes from contract transactions:
Total unit transactions	956	23,361	(549)	245
Net increase (decrease) in assets derived from
principal transactions	956	23,361	(549)	245
Total increase (decrease) in net assets	1,355	27,225	133	282
Net assets at December 31, 2004	$ 5,546	$ 27,225	$ 8,178	$ 282

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Janus
	Advisor		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Capital	Flexible
	Balanced	Balanced	Appreciation	Income
Net assets at January 1, 2003	$ -	$ 353,540	$ 2,019	$ 92,271

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4,325	(22)	3,431
Net realized gain (loss) on investments and capital gains
distributions	-	4,890	(25)	2,292
Net unrealized appreciation (depreciation) during the year	-	36,186	573	(960)
Net increase (decrease) in net assets from operations	-	45,401	526	4,763
Changes from principal transactions:
Total unit transactions	-	(13,847)	632	(7,040)
Net increase (decrease) in assets derived from
principal transactions	-	(13,847)	632	(7,040)
Total increase (decrease) in net assets	-	31,554	1,158	(2,277)
Net assets at December 31, 2003	-	385,094	3,177	89,994

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4,222	(32)	3,833
Net realized gain (loss) on investments and capital gains
distributions	-	(2,816)	181	1,720
Net unrealized appreciation (depreciation) during the year	-	24,167	326	(3,208)
Net increase (decrease) in net assets from operations	-	25,573	475	2,345
Changes from contract transactions:
Total unit transactions	-	(53,724)	(414)	(14,170)
Net increase (decrease) in assets derived from
principal transactions	-	(53,724)	(414)	(14,170)
Total increase (decrease) in net assets	-	(28,151)	61	(11,825)
Net assets at December 31, 2004	$ -	$ 356,943	$ 3,238	$ 78,169

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Janus Aspen	Janus Aspen
	Janus Aspen	Mid Cap	Worldwide	Janus
	Growth	Growth	Growth	Twenty
Net assets at January 1, 2003	$ 199,166	$ 369,184	$ 513,443	$ 383

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,049)	(4,273)	277	(2)
Net realized gain (loss) on investments and capital gains
distributions	(15,905)	(55,409)	(17,365)	(39)
Net unrealized appreciation (depreciation) during the year	76,212	179,054	123,499	143
Net increase (decrease) in net assets from operations	58,258	119,372	106,411	102
Changes from principal transactions:
Total unit transactions	(17,436)	(29,315)	(83,666)	78
Net increase (decrease) in assets derived from
principal transactions	(17,436)	(29,315)	(83,666)	78
Total increase (decrease) in net assets	40,822	90,057	22,745	180
Net assets at December 31, 2003	239,988	459,241	536,188	563

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,962)	(4,706)	(408)	(6)
Net realized gain (loss) on investments and capital gains
distributions	(24,092)	(86,576)	(19,474)	(13)
Net unrealized appreciation (depreciation) during the year	31,387	170,273	32,506	152
Net increase (decrease) in net assets from operations	5,333	78,991	12,624	133
Changes from contract transactions:
Total unit transactions	(45,820)	(79,896)	(123,221)	34
Net increase (decrease) in assets derived from
principal transactions	(45,820)	(79,896)	(123,221)	34
Total increase (decrease) in net assets	(40,487)	(905)	(110,597)	167
Net assets at December 31, 2004	$ 199,501	$ 458,336	$ 425,591	$ 730

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Lord Abbett	Lord Abbett
		Lord Abbett	Mid-Cap	Mid Cap
	Lord Abbett	Growth and	Value -	Value -
	Affiliated	Income	Class VC	Class A
Net assets at January 1, 2003	$ -	$ 12,172	$ 10,124	$ 21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	16	(52)	-
Net realized gain (loss) on investments and capital gains
distributions	-	(40)	33	(2)
Net unrealized appreciation (depreciation) during the year	-	7,960	4,466	-
Net increase (decrease) in net assets from operations	-	7,936	4,447	(2)
Changes from principal transactions:
Total unit transactions	-	30,424	13,938	(19)
Net increase (decrease) in assets derived from
principal transactions	-	30,424	13,938	(19)
Total increase (decrease) in net assets	-	38,360	18,385	(21)
Net assets at December 31, 2003	-	50,532	28,509	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(343)	-
Net realized gain (loss) on investments and capital gains
distributions	3	911	1,906	8
Net unrealized appreciation (depreciation) during the year	10	9,290	12,041	21
Net increase (decrease) in net assets from operations	13	10,201	13,604	29
Changes from contract transactions:
Total unit transactions	208	48,934	54,128	261
Net increase (decrease) in assets derived from
principal transactions	208	48,934	54,128	261
Total increase (decrease) in net assets	221	59,135	67,732	290
Net assets at December 31, 2004	$ 221	$ 109,667	$ 96,241	$ 290

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Massachusetts
	Lord Abbett	Investors	MFS®
	Small-Cap	Growth	Total	Moderate
	Value	Stock	Return	Allocation
Net assets at January 1, 2003	$ -	$ -	$ 39,338	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	294	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	(263)	-
Net unrealized appreciation (depreciation) during the year	-	-	7,216	-
Net increase (decrease) in net assets from operations	-	-	7,247	-
Changes from principal transactions:
Total unit transactions	-	-	11,448	-
Net increase (decrease) in assets derived from
principal transactions	-	-	11,448	-
Total increase (decrease) in net assets	-	-	18,695	-
Net assets at December 31, 2003	-	-	58,033	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	358	-
Net realized gain (loss) on investments and capital gains
distributions	44	-	257	-
Net unrealized appreciation (depreciation) during the year	13	16	5,989	63
Net increase (decrease) in net assets from operations	56	16	6,604	63
Changes from contract transactions:
Total unit transactions	474	164	10,121	-
Net increase (decrease) in assets derived from
principal transactions	474	164	10,121	-
Total increase (decrease) in net assets	530	180	16,725	63
Net assets at December 31, 2004	$ 530	$ 180	$ 74,758	$ 63

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		New	New
		Perspective	Perspective	Oppenheimer
	Mutual	Fund® -	Fund® -	Capital
	Discovery	Class R-3	Class R-4	Appreciation
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	1	59	(1)
Net realized gain (loss) on investments and capital gains
distributions	-	-	1	-
Net unrealized appreciation (depreciation) during the year	19	16	784	15
Net increase (decrease) in net assets from operations	22	17	844	14
Changes from contract transactions:
Total unit transactions	164	187	7,794	203
Net increase (decrease) in assets derived from
principal transactions	164	187	7,794	203
Total increase (decrease) in net assets	186	204	8,638	217
Net assets at December 31, 2004	$ 186	$ 204	$ 8,638	$ 217

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Oppenheimer
	Oppenheimer		Main Street	Oppenheimer
	Developing	Oppenheimer	Fund® -	Aggressive
	Markets	Global	Class A	Growth
Net assets at January 1, 2003	$ 1,294	$ -	$ -	$ 3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	146	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	1,051	-	-	-
Net unrealized appreciation (depreciation) during the year	383	-	-	1
Net increase (decrease) in net assets from operations	1,580	-	-	1
Changes from principal transactions:
Total unit transactions	3,374	-	-	-
Net increase (decrease) in assets derived from
principal transactions	3,374	-	-	-
Total increase (decrease) in net assets	4,954	-	-	1
Net assets at December 31, 2003	6,248	-	-	4

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	324	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	799	-	-	-
Net unrealized appreciation (depreciation) during the year	4,988	-	1	-
Net increase (decrease) in net assets from operations	6,111	-	1	-
Changes from contract transactions:
Total unit transactions	25,018	4	12	(1)
Net increase (decrease) in assets derived from
principal transactions	25,018	4	12	(1)
Total increase (decrease) in net assets	31,129	4	13	(1)
Net assets at December 31, 2004	$ 37,377	$ 4	$ 13	$ 3
The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Global	Main Street®	Main Street®	Strategic
	Securities	Fund/VA	Small Cap	Bond
Net assets at January 1, 2003	$ 117,400	$ 28	$ -	$ 16,662

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(560)	-	-	1,110
Net realized gain (loss) on investments and capital gains
distributions	(6,014)	-	-	969
Net unrealized appreciation (depreciation) during the year	67,124	7	-	1,931
Net increase (decrease) in net assets from operations	60,550	7	-	4,010
Changes from principal transactions:
Total unit transactions	73,093	(3)	-	11,935
Net increase (decrease) in assets derived from
principal transactions	73,093	(3)	-	11,935
Total increase (decrease) in net assets	133,643	4	-	15,945
Net assets at December 31, 2003	251,043	32	-	32,607

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	402	-	-	1,381
Net realized gain (loss) on investments and capital gains
distributions	218	-	-	788
Net unrealized appreciation (depreciation) during the year	58,591	3	1	899
Net increase (decrease) in net assets from operations	59,211	3	1	3,068
Changes from contract transactions:
Total unit transactions	100,114	8	4	11,403
Net increase (decrease) in assets derived from
principal transactions	100,114	8	4	11,403
Total increase (decrease) in net assets	159,325	11	5	14,471
Net assets at December 31, 2004	$ 410,368	$ 43	$ 5	$ 47,078

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		PIMCO NFJ
	Pax World	Small-Cap	PIMCO VIT	Pioneer
	Balanced	Value	Real Return	High Yield
Net assets at January 1, 2003	$ 1,605	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	(35)	-	-	-
Net unrealized appreciation (depreciation) during the year	385	-	-	-
Net increase (decrease) in net assets from operations	356	-	-	-
Changes from principal transactions:
Total unit transactions	1,644	-	-	-
Net increase (decrease) in assets derived from
principal transactions	1,644	-	-	-
Total increase (decrease) in net assets	2,000	-	-	-
Net assets at December 31, 2003	3,605	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	25	1	7	5
Net realized gain (loss) on investments and capital gains
distributions	189	3	312	10
Net unrealized appreciation (depreciation) during the year	1,039	5	(58)	(1)
Net increase (decrease) in net assets from operations	1,253	9	261	14
Changes from contract transactions:
Total unit transactions	11,665	44	9,258	423
Net increase (decrease) in assets derived from
principal transactions	11,665	44	9,258	423
Total increase (decrease) in net assets	12,918	53	9,519	437
Net assets at December 31, 2004	$ 16,523	$ 53	$ 9,519	$ 437

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Pioneer			Pioneer
	Equity	Pioneer	Pioneer Fund	High Yield
	Income VCT	Fund	VCT	VCT
Net assets at January 1, 2003	$ 3,782	$ -	$ 432	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	105	-	2	-
Net realized gain (loss) on investments and capital gains
distributions	(9)	-	(3)	-
Net unrealized appreciation (depreciation) during the year	1,446	-	219	-
Net increase (decrease) in net assets from operations	1,542	-	218	-
Changes from principal transactions:
Total unit transactions	5,367	-	872	-
Net increase (decrease) in assets derived from
principal transactions	5,367	-	872	-
Total increase (decrease) in net assets	6,909	-	1,090	-
Net assets at December 31, 2003	10,691	-	1,522	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	259	-	3	48
Net realized gain (loss) on investments and capital gains
distributions	551	-	85	59
Net unrealized appreciation (depreciation) during the year	1,984	-	136	65
Net increase (decrease) in net assets from operations	2,794	-	224	172
Changes from contract transactions:
Total unit transactions	14,794	1	855	4,296
Net increase (decrease) in assets derived from
principal transactions	14,794	1	855	4,296
Total increase (decrease) in net assets	17,588	1	1,079	4,468
Net assets at December 31, 2004	$ 28,279	$ 1	$ 2,601	$ 4,468

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Pioneer	Scudder	T. Rowe Price
	Mid Cap	Equity 500	Mid-Cap	Templeton
	Value VCT	Index	Value	Foreign
Net assets at January 1, 2003	$ 2,143	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(38)	-	-	(6)
Net realized gain (loss) on investments and capital gains
distributions	85	-	-	-
Net unrealized appreciation (depreciation) during the year	1,583	-	-	-
Net increase (decrease) in net assets from operations	1,630	-	-	(6)
Changes from principal transactions:
Total unit transactions	7,962	-	-	6
Net increase (decrease) in assets derived from
principal transactions	7,962	-	-	6
Total increase (decrease) in net assets	9,592	-	-	-
Net assets at December 31, 2003	11,735	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(201)	-	-	6
Net realized gain (loss) on investments and capital gains
distributions	623	-	34	1
Net unrealized appreciation (depreciation) during the year	5,908	-	27	47
Net increase (decrease) in net assets from operations	6,330	-	61	54
Changes from contract transactions:
Total unit transactions	31,599	2	558	396
Net increase (decrease) in assets derived from
principal transactions	31,599	2	558	396
Total increase (decrease) in net assets	37,929	2	619	450
Net assets at December 31, 2004	$ 49,664	$ 2	$ 619	$ 450

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			UBS U.S.
	Templeton	Templeton	Small Cap	Vanguard®
	Growth	Global Bond	Growth	500 Index
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	57	-	-
Net realized gain (loss) on investments and capital gains
distributions	2	8	1	-
Net unrealized appreciation (depreciation) during the year	3	368	5	(5)
Net increase (decrease) in net assets from operations	6	433	6	(5)
Changes from contract transactions:
Total unit transactions	55	6,342	42	18
Net increase (decrease) in assets derived from
principal transactions	55	6,342	42	18
Total increase (decrease) in net assets	61	6,775	48	13
Net assets at December 31, 2004	$ 61	$ 6,775	$ 48	$ 13

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Washington
	Vanguard®		Wanger U.S.	Mutual
	Variable	Wanger	Smaller	InvestorsSM -
	Insurance	Select	Companies	Class R-3
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(8)	(7)	5
Net realized gain (loss) on investments and capital gains
distributions	-	205	(9)	10
Net unrealized appreciation (depreciation) during the year	17	90	236	54
Net increase (decrease) in net assets from operations	16	287	220	69
Changes from contract transactions:
Total unit transactions	192	1,940	1,935	1,163
Net increase (decrease) in assets derived from
principal transactions	192	1,940	1,935	1,163
Total increase (decrease) in net assets	208	2,227	2,155	1,232
Net assets at December 31, 2004	$ 208	$ 2,227	$ 2,155	$ 1,232

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

Washington
Mutual
InvestorsSM -
Class R-4
Net assets at January 1, 2003	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-
Net realized gain (loss) on investments and capital gains
distributions	-
Net unrealized appreciation (depreciation) during the year	-
Net increase (decrease) in net assets from operations	-
Changes from principal transactions:
Total unit transactions	-
Net increase (decrease) in assets derived from
principal transactions	-
Total increase (decrease) in net assets	-
Net assets at December 31, 2003	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	124
Net realized gain (loss) on investments and capital gains
distributions	299
Net unrealized appreciation (depreciation) during the year	1,462
Net increase (decrease) in net assets from operations	1,885
Changes from contract transactions:
Total unit transactions	33,974
Net increase (decrease) in assets derived from
principal transactions	33,974
Total increase (decrease) in net assets	35,859
Net assets at December 31, 2004	$ 35,859

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements
  Organization

  ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

  At December 31, 2004, the Account had 145 investment divisions (the "Divisions"), 81 of which invest in independently managed mutual funds and 64 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

  AIM Growth Series:

  AIM Health Sciences Fund - Investor Class**

  AIM Mid Cap Core Equity Fund - Class A**

  AIM Small Cap Growth Fund - Class A**

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund - Series I

  AIM V.I. Core Equity Fund - Series I

  AIM V.I. Growth Fund - Series I

  AIM V.I. Premier Equity Fund - Series I

  Alliance Bernstein Variable Products Series Fund, Inc.:

  Alliance Bernstein Growth and Income Fund - Class A**

  Alliance Bernstein Growth and Income Portfolio**

  American Balanced Fund® - Class R-3**

  American Century® Income & Growth Fund-Advisor Class

  Ariel Investment Trust:

  Ariel Appreciation Fund**

  Ariel Fund**

  Baron Asset Fund**

  Baron Growth Fund*

  Calvert Variable Series, Inc.:

  Calvert Social Balanced Portfolio

  EuroPacific Growth Fund® - Class R-3**

  EuroPacific Growth Fund® - Class R-4**

  Evergreen Special Values Fund - Class A

  Fidelity® Advisor Mid Cap Fund - Class T**

  Fidelity® Variable Insurance Products:

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio-Initial Class

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio-Initial Class

  Fidelity® VIP Overseas Portfolio-Initial Class

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Franklin Strategic Series:

  Franklin Small-Mid Cap Growth Fund - Class A**

  Franklin Templeton Variable Insurance Products Trust:

  Franklin Small Cap Value Securities Fund-Class 2

  The Growth Fund of America® - Class R-3**

  The Growth Fund of America® - Class R-4**

  The Income Fund of America® - Class R-3**

  ING GET Fund:

  ING GET Fund - Series H

  ING GET Fund - Series I

  ING GET Fund - Series J

  ING GET Fund - Series K

  ING GET Fund - Series L

  ING GET Fund - Series Q

  ING GET Fund - Series S

  ING VP Balanced Portfolio, Inc. - Class I

  ING VP Emerging Markets Fund

  ING VP Intermediate Bond Portfolio - Class I

  ING VP Money Market Portfolio - Class I

  ING VP Natural Resources Trust

  ING Investors Trust:

  ING Julius Baer Foreign Portfolio - Service Class**

  ING MFS Total Return Portfolio - Service Class*

  ING T. Rowe Price Equity Income Portfolio - Service Class*

  ING Partners, Inc.:

  ING Aeltus Enhanced Index Portfolio - Service Class*

  ING American Century Select Portfolio - Service Class**

  ING American Century Small Cap Value Portfolio - Service Class

  ING Baron Small Cap Growth Portfolio - Service Class

  ING Goldman Sachs® Capital Growth Portfolio - Service Class

  ING JPMorgan International Portfolio - Initial Class

  ING JPMorgan Mid Cap Value Portfolio - Service Class

  ING MFS Capital Opportunities Portfolio - Initial Class

  ING OpCap Balanced Value Portfolio - Service Class

  ING Oppenheimer Global Portfolio - Service Class**

  ING PIMCO Total Return Portfolio - Service Class

  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

  ING Partners, Inc. (continued):

  ING Salomon Brothers Aggressive Growth Portfolio - Service Class**

  ING Salomon Brothers Fundamental Value Portfolio - Service Class

  ING Salomon Brothers Investors Value Portfolio - Service Class

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING T. Rowe Price Growth Equity Portfolio - Service Class**

  ING UBS U.S. Large Cap Equity Portfolio - Initial Class

  ING Van Kampen Comstock Portfolio - Service Class

  ING Van Kampen Equity and Income Portfolio - Service Class

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class I

  ING VP Strategic Allocation Growth Portfolio - Class I

  ING VP Strategic Allocation Income Portfolio - Class I

  ING Financial Services Fund - Class A**

  ING Variable Funds:

  ING VP Growth and Income Portfolio - Class I

  ING Variable Insurance Trust:

  ING GET US Core Portfolio - Series 1*

  ING GET US Core Portfolio - Series 2*

  ING GET US Core Portfolio - Series 3*

  ING GET US Core Portfolio - Series 5**

  ING GET US Core Portfolio - Series 6**

  ING GET US Core Portfolio - Series 7**

  ING GNMA Income Fund - Class A**

  ING Intermediate Bond Fund - Class A**

  ING Variable Portfolios, Inc.:

  ING VP Global Science and Technology Portfolio - Class I

  ING VP Growth Portfolio - Class I

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING VP International Equity Portfolio - Class I

  ING VP Small Company Portfolio - Class I

  ING VP Value Opportunity Portfolio - Class I

  ING Variable Products Trust:

  ING VP Financial Services Portfolio - Class I**

  ING VP International Value Portfolio - Class I

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  ING Variable Products Trust (continued):

  ING VP MagnaCap Portfolio - Class I

  ING VP MidCap Opportunities Portfolio-Class I

  ING VP Real Estate Portfolio - Class I**

  ING VP SmallCap Opportunities Portfolio-Class I

  ING Real Estate Fund - Class A**

  Janus Advisor Series Balanced Fund - Class I**

  Janus Aspen Series:

  Janus Aspen Balanced Portfolio-Institutional Shares

  Janus Aspen Capital Appreciation Portfolio-Service Shares

  Janus Aspen Flexible Income Portfolio-Institutional Shares

  Janus Aspen Growth Portfolio-Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

  Janus Aspen Worldwide Growth Portfolio-Institutional Shares

  Janus Twenty Fund

  Lord Abbett Affiliated Fund - Class A**

  Lord Abbett Series Fund, Inc.:

  Lord Abbett Growth and Income Portfolio - Class VC

  Lord Abbett Mid-Cap Value Portfolio-Class VC

  Lord Abbett Mid Cap Value Fund - Class A**

  Lord Abbett Small-Cap Value Fund - Class A**

  Massachusetts Investors Growth Stock Fund - Class A**

  MFS® Variable Insurance TrustSM:

  MFS® Total Return Series-Initial Class

  Moderate Allocation Portfolio**

  Mutual Discovery Fund - Class R**

  New Perspective Fund® - Class R-3**

  New Perspective Fund® - Class R-4**

  Oppenheimer Capital Appreciation Fund - Class A**

  Oppenheimer Developing Markets Fund - Class A

  Oppenheimer Global Fund - Class A**

  Oppenheimer Main Street Fund® - Class A**

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Global Securities Fund/VA

  Oppenheimer Main Street® Fund/VA

  Oppenheimer Main Street® Small Cap Fund/VA**

  Oppenheimer Strategic Bond Fund/VA

  Pax World Balanced Fund, Inc.

  PIMCO NFJ Small-Cap Value Fund - Class A**

  PIMCO VIT Real Return Portfolio - Admin Class**

  Pioneer High Yield Fund - Class A**

  Pioneer Variable Contracts Trust:

  Pioneer Equity Income VCT Portfolio-Class I

  Pioneer Fund - Class A**

  Pioneer Fund VCT Portfolio-Class I

  Pioneer High Yield VCT Portfolio - Class I**

  Pioneer Mid Cap Value VCT Portfolio-Class I

  Scudder Equity 500 Index Fund**

  T. Rowe Price Mid-Cap Value Fund - R Class**

  Templeton Foreign Fund - Class A**

  Templeton Growth Fund, Inc. - Class A**

  Templeton Income Trust:

  Templeton Global Bond Fund - Class A**

  UBS U.S. Small Cap Growth Fund - Class A**

  Vanguard® 500 Index Fund - Investor Shares**

  Vanguard® Variable Insurance Fund - Equity Income Portfolio**

  Wangers Advisors Trust:

  Wanger Select**

  Wanger U.S. Smaller Companies**

  Washington Mutual Investors FundSM - Class R-3**

  Washington Mutual Investors FundSM - Class R-4**

  * Investment Division added in 2003

  ** Investment Division added in 2004

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING VP Balanced Portfolio, Inc. - Class I	ING VP Balanced Portfolio, Inc. - Class R
ING VP Intermediate Bond Portfolio - Class I	ING VP Bond Portfolio - Class R
ING VP Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class R
ING Partners, Inc.:	ING Partners, Inc.:
ING Aeltus Enhanced Index Portfolio - Service Class	ING DSI Enhanced Index Portfolio - Service Class
ING JP Morgan International Portfolio - Initial Class	ING JP Morgan Fleming International Portfolio -
Initial Class
ING T. Rowe Price Diversified Mid Cap Growth	ING Alger Aggressive Growth - Initial Class
Portfolio - Initial Class
ING T. Rowe Price Diversified Mid Cap Growth	ING Alger Aggressive Growth - Service Class
Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service	ING UBS Tactical Asset Allocation Portfolio - Service
Class	Class
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING MFS Research Equity Portfolio - Initial Class
Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced Portfolio -	ING VP Strategic Allocation Balanced Portfolio -
Class I	Class R
ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class R
ING VP Strategic Allocation Income Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class R
ING Variable Funds:	ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Growth Portfolio - Class I	ING VP Growth Portfolio - Class R
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING VP International Equity Portfolio - Class I	ING VP International Equity Portfolio - Class R
ING VP Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class R
ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class R
ING VP Global Science and Technology Portfolio - Class I	ING VP Technology Portfolio - Class R
ING Variable Products Trust:	ING Variable Products Trust:
ING Growth Opportunities Portfolio - Class I	ING Growth Opportunities Portfolio - Class R
ING VP International Value Portfolio - Class I	ING VP International Value Portfolio - Class R
ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class R
ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class R
ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class R

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  During 2004, the following Divisions were closed to Contractowners:

ING GET Fund - Series D ING GET Fund - Series E ING GET Fund - Series G	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class ING VP Growth Opportunities Portfolio - Class I

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

  Administrative Charges

  A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

  Contract Maintenance Charges

  For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

  Contingent Deferred Sales Charges

  For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, and currently ranges up to 7%, as specified in the Contract.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Premium Taxes

  For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

  Related Party Transactions

  During the year ended December 31, 2004, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING GNMA Income Fund, ING Intermediate Bond Fund, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING Strategic Allocation Portfolios, Inc., ING VP Growth and Income Portfolio, ING Variable Products Trust, and ING Real Estate Fund. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.90% of the average net assets of each respective Fund of the Trust. Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.63% to 0.94% of the average net assets of each respective Portfolio.

  Funds of Funds

  The Account had one Lifestyle Fund at December 31, 2004. The Lifestyle Fund invests in other Divisions of the Account (the "Underlying Funds"), as well as in fixed interest divisions, which are not part of the Account. The Lifestyle Fund's percentage ownership in Underlying Funds and fixed interest divisions at December 31, 2004, was as follows:

Underlying Fund	Moderate Allocation
Baron Growth Fund	10%
ING Index Plus MidCap Fund - Class R	10%
ING Intermediate Bond Fund - Class I	15%
ING International SmallCap Growth Fund - Class A	5%
Lord Abbett Affiliated Fund - Class A	10%
The Growth Fund of America® - Class A	15%
Vanguard® 500 Index Fund - Investor Shares	10%
Fixed interest divisions	25%

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Growth Series:
AIM Health Sciences	$ 19	$ -	$ -	$ -
AIM Mid Cap Core Equity	197	3	-	-
AIM Small Cap Growth	-	-	-	-
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	1,654	2,937	3,360	2,720
AIM V.I. Core Equity	2,162	9,311	3,229	3,479
AIM V.I. Growth	2,126	2,899	3,261	1,503
AIM V.I. Premier Equity	1,643	4,004	2,727	1,780
Alliance Bernstein Variable Products Series Fund, Inc.:
Alliance Bernstein Growth and Income Fund	20	-	-	-
Alliance Bernstein Growth and Income Portfolio	57	9	-	-
American Balanced Fund®	1,273	33	-	-
American Century® Income & Growth	2,231	701	1,932	1,032
Ariel Investment Trust:
Ariel Appreciation	184	3	-	-
Ariel	148	1	-	-
Baron Asset	130	1	-	-
Baron Growth	351	1	130	129
Calvert Variable Series, Inc.:
Calvert Social Balanced	9,157	7,544	6,802	4,502
EuroPacific Growth Fund® - R-3	524	25	-	-
EuroPacific Growth Fund® - R-4	17,240	2,246	-	-
Evergreen Special Values	28,102	1,963	5,901	2,000
Fidelity® Advisor Mid Cap	385	5	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund®	107,499	21,985	82,727	16,424
Fidelity® VIP Equity-Income	57,164	14,598	47,066	14,323
Fidelity® VIP Growth	21,802	34,986	35,922	23,493
Fidelity® VIP High Income	5,887	7,888	33,252	30,625
Fidelity® VIP Asset ManagerSM	4,627	6,533	2,606	1,719
Fidelity® VIP Index 500	11,965	5,993	17,461	9,452
Fidelity® VIP Overseas	26,271	19,814	395,384	388,671
Franklin Strategic Series:
Franklin Small-Mid Cap Growth	62	-	-	-
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	35,727	8,457	16,848	12,347

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
The Growth Fund of America® - Class R-3	$ 1,249	$ 14	$ -	$ -
The Growth Fund of America® - Class R-4	47,831	29	-	-
The Income Fund of America® - Class R-3	105	-	-	-
ING GET Fund:
ING GET Fund - Series D	5,798	152,830	9,899	86,343
ING GET Fund - Series E	5,286	80,019	5,190	28,667
ING GET Fund - Series G	1,809	24,226	1,243	6,668
ING GET Fund - Series H	837	5,364	1,175	5,706
ING GET Fund - Series I	36	332	93	187
ING GET Fund - Series J	16	38	69	74
ING GET Fund - Series K	57	397	128	424
ING GET Fund - Series L	36	359	42	177
ING GET Fund - Series Q	150	614	-	889
ING GET Fund - Series S	1,379	9,609	84	16,041
ING VP Balanced	37,540	51,777	37,020	69,628
ING VP Emerging Markets	14,135	13,341	70,319	69,829
ING VP Intermediate Bond	125,882	96,548	33,833	102,976
ING VP Money Market	70,314	110,686	1,131,288	1,239,896
ING VP Natural Resources	10,592	5,600	5,744	6,927
ING Investors Trust:
ING Julius Baer Foreign	2,216	929	-	-
ING MFS Total Return	19,854	716	7,972	85
ING T. Rowe Price Equity Income	26,224	805	2,306	353
ING Partners, Inc.:
ING Aeltus Enhanced Index	2,645	2,038	684	111
ING American Century Select	2,189	2,382	2,164	521
ING American Century Small Cap Value	20,538	3,062	3,972	503
ING Baron Small Cap Growth	39,264	5,510	10,703	1,140
ING Goldman Sachs® Capital Growth	761	204	588	230
ING JPMorgan International	27,535	36,640	682,940	697,566
ING JPMorgan Mid Cap Value	10,789	1,764	3,093	684
ING MFS Capital Opportunities	3,975	28,297	7,070	18,461
ING OpCap Balanced Value	11,582	1,728	8,320	413
ING Oppenheimer Global	2,922	2,188	1,857	980
ING PIMCO Total Return	23,537	12,278	35,648	20,611
ING Salomon Brothers Aggressive Growth - Initial Class	8,616	40,713	24,087	25,896
ING Salomon Brothers Aggressive Growth - Service Class	89	74	-	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Salomon Brothers Fundamental Value	$ 3,462	$ 3,271	$ 11,986	$ 3,925
ING Salomon Brother Investors Value	3,414	2,078	3,359	574
ING T. Rowe Price Diversified Mid Cap Growth -
Initial Class	-	17	111	101
ING T. Rowe Price Diversified Mid Cap Growth -
Service Class	5,699	6,093	9,052	1,688
ING T. Rowe Price Growth Equity - Initial Class	34,665	15,692	34,215	11,462
ING T. Rowe Price Growth Equity - Service Class	199	-	-	-
ING UBS U.S. Large Cap Equity	6,956	16,324	5,467	17,682
ING Van Kampen Comstock	37,045	5,632	20,406	485
ING Van Kampen Equity and Income	1,803	505	808	529
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	14,729	8,228	6,498	4,463
ING VP Strategic Allocation Growth	11,072	7,100	5,494	4,688
ING VP Strategic Allocation Income	12,768	12,208	4,504	5,584
ING Financial Services	14	5	-	-
ING Variable Funds:
ING VP Growth and Income	95,716	345,382	14,919	348,130
ING Variable Insurance Trust:
ING GET US Core - Series 1	17	229	2,371	72
ING GET US Core - Series 2	163	2,768	20,499	14
ING GET US Core - Series 3	72,277	20,035	207	-
ING GET US Core - Series 5	673	14	-	-
ING GET US Core - Series 6	6,826	1,290	-	-
ING GET US Core - Series 7	4,344	330	-	-
ING GNMA Income	533	128	-	-
ING Intermediate Bond	540	4	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	12,570	17,824	33,815	21,297
ING VP Growth	5,054	16,997	9,981	13,305
ING VP Index Plus LargeCap	60,182	49,503	61,327	34,201
ING VP Index Plus MidCap	85,765	5,148	52,770	13,706
ING VP Index Plus SmallCap	45,854	6,578	33,506	15,899
ING VP International Equity	10,372	9,942	27,126	26,209
ING VP Small Company	14,104	27,514	81,863	72,364
ING VP Value Opportunity	6,785	39,511	10,678	19,264
ING Variable Products Trust:
ING VP Financial Services	199	18	-	-
ING VP Growth Opportunities	538	1,897	1,325	347
ING VP International Value	28,395	9,954	17,423	3,598
ING VP MagnaCap	574	513	958	205

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Products Trust (continued):
ING VP MidCap Opportunities	$ 3,343	$ 2,444	$ 4,145	$ 1,061
ING VP Real Estate	24,030	124	-	-
ING VP SmallCap Opportunities	2,250	2,865	5,880	1,236
ING Real Estate	264	1	-	-
Janus Advisor Series Balanced	-	-	-	-
Janus Aspen Series:
Janus Aspen Balanced	18,989	68,491	40,324	49,846
Janus Aspen Capital Appreciation	645	1,091	1,344	734
Janus Aspen Flexible Income	13,791	23,472	27,330	30,939
Janus Aspen Growth	6,738	54,520	11,473	30,958
Janus Aspen Mid Cap Growth	6,887	91,489	26,548	60,136
Janus Aspen Worldwide Growth	15,748	139,377	31,915	115,304
Janus Twenty	98	70	141	65
Lord Abbett Affiliated	211	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	50,385	580	30,750	310
Lord Abbett Mid-Cap Value - Class VC	57,843	2,780	17,073	2,921
Lord Abbett Mid Cap Value - Class A	270	1	93	112
Lord Abbett Small-Cap Value	525	9	-	-
Massachusetts Investors Growth Stock	164	-	-	-
MFS® Variable Insurance TrustSM:
MFS® Total Return	14,888	4,409	15,279	3,537
Moderate Allocation	1	1	-	-
Mutual Discovery	168	1	-	-
New Perspective Fund® - Class R-3	189	1	-	-
New Perspective Fund® - Class R-4	7,868	15	-	-
Oppenheimer Capital Appreciation	203	1	-	-
Oppenheimer Developing Markets	33,022	7,521	24,991	21,471
Oppenheimer Global	4	-	-	-
Oppenheimer Main Street Fund® - Class A	12	-	-	-
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	-	1	1	1
Oppenheimer Global Securities	111,120	10,604	82,514	9,981
Oppenheimer Main Street® - Fund/VA	13	5	-	3
Oppenheimer Main Street® Small Cap	4	-	-	-
Oppenheimer Strategic Bond	21,163	8,379	37,158	24,113

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Pax World Balanced	$ 14,148	$ 2,458	$ 1,863	$ 213
PIMCO NFJ Small-Cap Value	48	-	-	-
PIMCO VIT Real Return	12,094	2,557	-	-
Pioneer High Yield	438	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT	17,956	2,903	7,522	2,050
Pioneer Fund	1	-	-	-
Pioneer Fund VCT	1,317	459	990	116
Pioneer High Yield VCT	9,849	5,505	-	-
Pioneer Mid Cap Value VCT	32,841	1,225	9,551	1,627
Scudder Equity 500 Index	2	-	-	-
T. Rowe Price Mid-Cap Value	605	13	-	-
Templeton Foreign	404	1	60	60
Templeton Growth	60	2	-	-
Templeton Income Trust:
Templeton Global Bond	6,516	117	-	-
UBS U.S. Small Cap Growth	48	5	-	-
Vanguard® 500 Index	18	-	-	-
Vanguard® Variable Insurance	193	2	-	-
Wangers Advisors Trust:
Wanger Select	4,017	2,085	-	-
Wanger U.S. Smaller Companies	3,826	1,898	-	-
Washington Mutual InvestorsSM - Class R-3	1,189	11	-	-
Washington Mutual InvestorsSM - Class R-4	34,398	1	-	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Changes in Units

  The changes in units outstanding were as follows:

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
AIM Growth Series:
AIM Health Sciences	2,121	-	2,121	-
AIM Mid Cap Equity	18,089	363	17,726	-
AIM Small Cap Growth	2	-	2	-
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	742,209	869,850	(127,641)	121,881
AIM V.I. Core Equity	1,291,268	2,215,263	(923,995)	(30,959)
AIM V.I. Growth	1,145,485	1,259,825	(114,340)	420,791
AIM V.I. Premier Equity	751,710	1,080,717	(329,007)	179,709
Alliance Bernstein Variable Product Series Fund, Inc.:
Alliance Bernstein Growth and Income Fund	2,045	-	2,045	-
Alliance Bernstein Growth and Income Portfolio	5,250	825	4,425	-
American Balanced Fund®	123,582	3,442	120,140	-
American Century® Income & Growth	235,587	74,839	160,748	112,975
Ariel Investment Trust:
Ariel Appreciation	17,879	265	17,614	-
Ariel	13,247	55	13,192	-
Baron Asset	11,207	120	11,087	-
Baron Growth	32,446	27	32,419	22
Calvert Variable Series, Inc.:
Calvert Social Balanced	1,041,397	888,653	152,744	147,970
EuroPacific Growth Fund® - R-3	50,937	3,074	47,863	-
EuroPacific Growth Fund® - R-4	1,797,191	371,265	1,425,926	-
Evergreen Special Values	1,695,681	203,107	1,492,574	299,098
Fidelity® Advisor Mid Cap	37,590	494	37,096	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund®	11,489,088	6,904,554	4,584,534	4,004,285
Fidelity® VIP Equity-Income	6,906,749	4,382,178	2,524,571	2,232,358
Fidelity® VIP Growth	7,136,852	7,655,957	(519,105)	1,287,068
Fidelity® VIP High Income	668,003	966,956	(298,953)	337,345
Fidelity® VIP Asset ManagerSM	243,157	373,104	(129,947)	24,732
Fidelity® VIP Index 500	580,064	318,865	261,199	402,973
Fidelity® VIP Overseas	3,021,891	2,493,825	528,066	789,491
Franklin Strategic Series:
Franklin Small-Mid Cap Growth	6,429	-	6,429	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	3,340,616	1,293,673	2,046,943	452,082
The Growth Fund of America® - Class R-3	124,934	2,755	122,179	-
The Growth Fund of America® - Class R-4	5,160,827	423,312	4,737,515	-
The Income Fund of America® - Class R-3	9,948	-	9,948	-
ING GET Fund:
ING GET Fund - Series D	173,322	15,121,211	(14,947,889)	(7,959,655)
ING GET Fund - Series E	332,271	7,921,265	(7,588,994)	(2,482,898)
ING GET Fund - Series G	152,141	2,453,706	(2,301,565)	(594,633)
ING GET Fund - Series H	71,808	553,919	(482,111)	(485,782)
ING GET Fund - Series I	391	31,291	(30,900)	(11,016)
ING GET Fund - Series J	-	3,174	(3,174)	(1,059)
ING GET Fund - Series K	-	36,528	(36,528)	(32,282)
ING GET Fund - Series L	-	33,717	(33,717)	(15,766)
ING GET Fund - Series Q	-	53,457	(53,457)	(80,054)
ING GET Fund - Series S	234,100	1,092,787	(858,687)	(1,517,841)
ING VP Balanced	6,444,389	6,836,684	(392,295)	(1,112,753)
ING VP Emerging Markets	1,647,146	1,581,428	65,718	102,010
ING VP Intermediate Bond	8,215,620	8,521,505	(305,885)	(3,323,438)
ING VP Money Market	11,292,974	14,025,254	(2,732,280)	(6,220,704)
ING VP Natural Resources	869,736	542,584	327,152	(81,853)
ING Investors Trust:
ING Julius Baer Foreign	229,069	107,022	122,047	-
ING MFS Total Return	1,891,673	356,177	1,535,496	700,937
ING T. Rowe Price Equity Income	2,182,364	296,163	1,886,201	165,547
ING Partners, Inc.:
ING Aeltus Enhanced Index	361,801	283,845	77,956	81,415
ING American Century Select	320,348	343,211	(22,863)	214,030
ING American Century Small Cap Value	1,941,068	562,491	1,378,577	355,593
ING Baron Small Cap Growth	3,819,436	1,181,534	2,637,902	940,630
ING Goldman Sachs® Capital Growth	96,777	41,417	55,360	40,099
ING JPMorgan International	3,086,669	3,493,363	(406,694)	(560,840)
ING JPMorgan Mid Cap Value	1,037,259	353,788	683,471	225,796
ING MFS Capital Opportunities	1,546,673	2,633,769	(1,087,096)	(537,394)
ING OpCap Balanced Value	1,291,880	525,561	766,319	692,988
ING Oppenheimer Global	293,242	230,406	62,836	94,892
ING PIMCO Total Return	3,073,334	2,046,501	1,026,833	1,327,641
ING Salomon Brothers Aggressive Growth -
Initial Class	5,042,874	7,674,056	(2,631,182)	328,935

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
ING Partners, Inc. (continued):
ING Salomon Brothers Aggressive Growth -
Service Class	8,787	7,198	1,589	-
ING Salomon Brothers Fundamental Value	445,245	420,619	24,626	554,916
ING Salomon Brother Investors Value	374,791	268,450	106,341	253,762
ING T. Rowe Price Diversified Mid Cap
Growth - Initial Class	-	1,154	(1,154)	1,154
ING T. Rowe Price Diversified Mid Cap
Growth - Service Class	1,358,272	1,438,664	(80,392)	1,121,316
ING T. Rowe Price Growth Equity - Initial Class	4,770,419	3,524,768	1,245,651	1,554,224
ING T. Rowe Price Growth Equity - Service Class	20,449	78	20,371	-
ING UBS U.S. Large Cap Equity	2,141,739	2,820,470	(678,731)	(918,451)
ING Van Kampen Comstock	4,110,698	1,455,969	2,654,729	1,967,779
ING Van Kampen Equity and Income	93,390	38,374	55,016	7,611
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	2,104,345	1,638,746	465,599	108,957
ING VP Strategic Allocation Growth	1,598,014	1,292,531	305,483	98,672
ING VP Strategic Allocation Income	1,184,077	1,140,198	43,879	(108,451)
ING Financial Services	1,357	489	868	-
ING Variable Funds:
ING VP Growth and Income	14,531,937	27,718,675	(13,186,738)	(17,517,346)
ING Variable Insurance Trust:
ING GET US Core - Series 1	-	19,657	(19,657)	231,302
ING GET US Core - Series 2	100,626	334,903	(234,277)	2,055,233
ING GET US Core - Series 3	7,854,478	2,575,458	5,279,020	20,674
ING GET US Core - Series 5	67,403	952	66,451	-
ING GET US Core - Series 6	685,757	129,749	556,008	-
ING GET US Core - Series 7	434,458	32,788	401,670	-
ING GNMA Income	52,369	12,638	39,731	-
ING Intermediate Bond	53,075	1,008	52,067	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	7,185,981	8,826,369	(1,640,388)	3,763,655
ING VP Growth	1,932,974	2,775,140	(842,166)	(183,843)
ING VP Index Plus LargeCap	9,746,045	8,875,064	870,981	2,013,333
ING VP Index Plus MidCap	8,240,855	3,533,221	4,707,634	2,691,961
ING VP Index Plus SmallCap	5,377,363	2,451,264	2,926,099	1,631,088
ING VP International Equity	1,728,037	1,670,535	57,502	135,837
ING VP Small Company	3,283,536	3,946,455	(662,919)	617,906
ING VP Value Opportunity	1,935,086	3,913,217	(1,978,131)	(669,895)

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
ING Variable Products Trust:
ING VP Financial Services	20,421	2,952	17,469	-
ING VP Growth Opportunities	88,916	252,428	(163,512)	137,247
ING VP International Value	3,743,766	2,066,960	1,676,806	1,554,185
ING VP MagnaCap	93,937	88,469	5,468	97,929
ING VP MidCap Opportunities	505,997	417,195	88,802	381,501
ING VP Real Estate	2,146,817	186,905	1,959,912	-
ING VP SmallCap Opportunities	651,403	734,610	(83,207)	723,325
ING Real Estate	22,279	75	22,204	-
Janus Advisor Series Balanced	8	-	8	-
Janus Aspen Series:
Janus Aspen Balanced	4,861,068	7,327,168	(2,466,100)	(516,201)
Janus Aspen Capital Appreciation	82,616	140,531	(57,915)	96,747
Janus Aspen Flexible Income	1,996,838	2,768,202	(771,364)	(357,321)
Janus Aspen Growth	2,862,869	5,692,269	(2,829,400)	(1,192,449)
Janus Aspen Mid Cap Growth	6,055,797	10,760,444	(4,704,647)	(1,685,384)
Janus Aspen Worldwide Growth	5,649,716	12,560,154	(6,910,438)	(5,189,406)
Janus Twenty	21,684	14,890	6,794	18,414
Lord Abbett Affiliated	20,016	7	20,009	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	6,435,125	1,805,358	4,629,767	3,406,125
Lord Abbett Mid-Cap Value - Class VC	5,878,996	1,189,943	4,689,053	1,521,794
Lord Abbett Mid Cap Value - Class A	24,133	16	24,117	-
Lord Abbett Small-Cap Value	46,008	1,179	44,829	-
Massachusetts Investors Growth Stock	17,013	6	17,007	-
MFS® Variable Insurance TrustSM:
MFS® Total Return	1,163,591	418,755	744,836	970,674
Moderate Allocation	5,863	-	5,863	-
Mutual Discovery	16,092	55	16,037	-
New Perspective Fund® - Class R-3	18,425	60	18,365	-
New Perspective Fund® - Class R-4	816,804	55,147	761,657	-
Oppenheimer Capital Appreciation	21,208	190	21,018	-
Oppenheimer Developing Markets	1,653,384	525,460	1,127,924	283,558
Oppenheimer Global	286	-	286	-
Oppenheimer Main Street Fund® - Class A	1,214	-	1,214	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	1	1	-	-
Oppenheimer Global Securities	10,759,811	4,601,582	6,158,229	5,451,438
Oppenheimer Main Street® - Fund/VA	1,481	1,481	-	-
Oppenheimer Main Street® Small Cap	369	-	369	-
Oppenheimer Strategic Bond	2,350,521	1,514,577	835,944	996,074
Pax World Balanced	1,535,363	363,518	1,171,845	182,421
PIMCO NFJ Small-Cap Value	4,379	1	4,378	-
PIMCO VIT Real Return	1,377,653	495,693	881,960	-
Pioneer High Yield	41,804	2	41,802	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income	2,132,114	757,409	1,374,705	624,038
Pioneer Fund	111	-	111	107,358
Pioneer Fund VCT	182,191	91,003	91,188	-
Pioneer High Yield VCT	1,158,236	739,060	419,176	-
Pioneer Mid Cap Value VCT	3,023,990	605,598	2,418,392	738,490
Scudder Equity 500 Index	148	-	148	-
T. Rowe Price Mid-Cap Value	55,070	1,723	53,347	-
Templeton Foreign Fund	39,458	117	39,341	-
Templeton Growth	5,620	193	5,427	-
Templeton Income Trust:
Templeton Global Bond	615,626	43,539	572,087	-
UBS U.S. Small Cap Growth	4,985	493	4,492	-
Vanguard® 500 Index	1,177	-	1,177	-
Vanguard® Variable Insurance	18,595	112	18,483	-
Wangers Advisors Trust:
Wanger Select	394,479	199,589	194,890	-
Wanger U.S. Smaller Companies	379,919	193,959	185,960	-
Washington Mutual InvestorsSM - Class R-3	116,876	2,064	114,812	-
Washington Mutual InvestorsSM - Class R-4	3,519,330	210,096	3,309,234	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Unit Summary

Division/Contract	Units	Unit Value	Extended Value
AIM Health Sciences
Contracts in accumulation period:
ING MAP PLUS NP17	2,121.300	$ 10.00	$ 21,213
	2,121.300		$ 21,213

AIM Mid Cap Core Equity
Contracts in accumulation period:
ING MAP PLUS NP11	17,646.931	$ 11.08	$ 195,528
ING MAP PLUS NP30	78.708	10.99	865
	17,725.639		$ 196,393

AIM Small Cap Growth
Contracts in accumulation period:
Qualified XII (1.00)	1.772	$ 10.72	$ 19
	1.772		$ 19

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation
Contracts in accumulation period:
Qualified VI	942,381.562	$ 9.22	$ 8,688,758
Qualified VIII	1,168.872	9.22	10,777
Qualified X (1.15)	5,909.375	9.28	54,839
Qualified X (1.25)	84,155.097	9.22	775,910
Qualified XII (0.05)	15,921.152	9.55	152,047
Qualified XII (0.15)	5,717.524	10.50	60,034
Qualified XII (0.25)	31,699.897	9.77	309,708
Qualified XII (0.30)	23,829.363	9.74	232,098
Qualified XII (0.45)	4,462.902	9.65	43,067
Qualified XII (0.55)	9,070.730	9.60	87,079
Qualified XII (0.60)	16,659.324	10.35	172,424
Qualified XII (0.65)	8,138.638	9.55	77,724
Qualified XII (0.70)	57,773.319	9.52	550,002
Qualified XII (0.75)	42,450.052	9.49	402,851
Qualified XII (0.80)	126,641.544	9.46	1,198,029
Qualified XII (0.85)	111,740.042	9.44	1,054,826
Qualified XII (0.90)	3,820.617	9.41	35,952
Qualified XII (0.95)	76,698.934	9.38	719,436
Qualified XII (1.00)	201,848.611	9.36	1,889,303
Qualified XII (1.05)	30,727.117	9.33	286,684
Qualified XII (1.10)	30,094.624	9.30	279,880
Qualified XII (1.15)	8,932.005	9.28	82,889
Qualified XII (1.20)	4,519.135	9.25	41,802
Qualified XII (1.25)	22,247.072	9.22	205,118
Qualified XII (1.30)	4,186.956	9.20	38,520
Qualified XII (1.35)	4,017.448	9.17	36,840
Qualified XII (1.40)	14,390.164	9.15	131,670
Qualified XII (1.45)	3,526.426	9.12	32,161
Qualified XII (1.50)	11,909.351	9.09	108,256
Qualified XV	5,425.855	9.36	50,786
Qualified XVI	20,528.273	9.09	186,602
Qualified XVII	938.570	9.23	8,663
Qualified XVIII	5,097.616	9.23	47,051
Qualified XXI	10,170.975	9.44	96,014
Qualified XXIV	96,589.692	9.41	908,909
Qualified XXV	16,697.983	9.42	157,295
Qualified XXVI	3,280.128	9.36	30,702
Qualified XXVII	214,415.599	5.77	1,237,178
Qualified XXXII	828.333	10.80	8,946
Qualified XXXIV (0.60)	3,211.594	10.35	33,240
	2,281,822.471		$ 20,524,070

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity
Currently payable annuity contracts:			$ 12,309
Contracts in accumulation period:
Qualified VI	2,137,810.469	$ 8.31	17,765,205
Qualified VIII	726.747	8.30	6,032
Qualified X (1.15)	1,296.886	8.35	10,829
Qualified X (1.25)	143,502.166	8.31	1,192,503
Qualified XII (0.05)	17,499.652	8.60	150,497
Qualified XII (0.15)	2,793.471	11.18	31,231
Qualified XII (0.25)	67,573.947	8.79	593,975
Qualified XII (0.30)	22,710.376	8.77	199,170
Qualified XII (0.45)	11,259.379	8.69	97,844
Qualified XII (0.55)	38,654.513	8.64	333,975
Qualified XII (0.60)	56,091.198	11.02	618,125
Qualified XII (0.65)	4,679.743	8.59	40,199
Qualified XII (0.70)	67,046.908	8.57	574,592
Qualified XII (0.75)	50,383.041	8.55	430,775
Qualified XII (0.80)	279,744.366	8.52	2,383,422
Qualified XII (0.85)	167,903.529	8.50	1,427,180
Qualified XII (0.90)	2,255.372	8.47	19,103
Qualified XII (0.95)	120,403.788	8.45	1,017,412
Qualified XII (1.00)	632,274.703	8.42	5,323,753
Qualified XII (1.05)	106,782.143	8.40	896,970
Qualified XII (1.10)	58,397.852	8.38	489,374
Qualified XII (1.15)	36,127.185	8.35	301,662
Qualified XII (1.20)	4,804.801	8.33	40,024
Qualified XII (1.25)	36,651.023	8.31	304,570
Qualified XII (1.30)	436.232	8.28	3,612
Qualified XII (1.35)	4,625.181	8.26	38,204
Qualified XII (1.40)	22,295.504	8.23	183,492
Qualified XII (1.45)	3,197.686	8.21	26,253
Qualified XII (1.50)	13,406.838	8.19	109,802
Qualified XV	6,401.660	8.43	53,966
Qualified XVI	42,845.422	8.19	350,904
Qualified XVII	2,773.525	8.31	23,048
Qualified XVIII	7,404.572	8.31	61,532
Qualified XXI	6,085.059	8.50	51,723
Qualified XXIV	54,407.429	8.48	461,375
Qualified XXV	24,107.901	8.48	204,435
Qualified XXVI	17,356.109	8.43	146,312
Qualified XXVII	341,503.459	6.65	2,270,998
Qualified XXXII	3,018.638	11.16	33,688
Qualified XXXIII (0.65)	206.009	11.15	2,297
Qualified XXXIV (0.60)	2,782.305	11.02	30,661
	4,620,226.787		$ 38,313,033

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Growth
Contracts in accumulation period:
Qualified VI	1,324,872.089	$ 5.84	$ 7,737,253
Qualified X (1.15)	1,052.041	5.88	6,186
Qualified X (1.25)	127,838.528	5.84	746,577
Qualified XII (0.05)	8,494.069	6.07	51,559
Qualified XII (0.15)	1,979.049	9.26	18,326
Qualified XII (0.25)	23,934.088	6.19	148,152
Qualified XII (0.30)	22,102.918	6.17	136,375
Qualified XII (0.45)	288.072	6.12	1,763
Qualified XII (0.55)	18,988.487	6.08	115,450
Qualified XII (0.60)	13,198.465	9.12	120,370
Qualified XII (0.65)	11,707.769	6.05	70,832
Qualified XII (0.70)	75,997.679	6.03	458,266
Qualified XII (0.75)	28,167.555	6.01	169,287
Qualified XII (0.80)	183,652.254	5.99	1,100,077
Qualified XII (0.85)	192,221.572	5.98	1,149,485
Qualified XII (0.90)	3,856.879	5.96	22,987
Qualified XII (0.95)	121,858.923	5.94	723,842
Qualified XII (1.00)	276,501.011	5.93	1,639,651
Qualified XII (1.05)	58,460.576	5.91	345,502
Qualified XII (1.10)	45,644.143	5.89	268,844
Qualified XII (1.15)	12,576.190	5.88	73,948
Qualified XII (1.20)	10,063.140	5.86	58,970
Qualified XII (1.25)	30,867.637	5.84	180,267
Qualified XII (1.30)	711.320	5.83	4,147
Qualified XII (1.35)	3,415.491	5.81	19,844
Qualified XII (1.40)	24,265.975	5.79	140,500
Qualified XII (1.45)	1,707.439	5.78	9,869
Qualified XII (1.50)	10,115.104	5.76	58,263
Qualified XV	9,649.748	5.95	57,416
Qualified XVI	41,815.798	5.76	240,859
Qualified XVII	3,350.769	5.85	19,602
Qualified XVIII	4,704.958	5.85	27,524
Qualified XXI	9,981.000	6.00	59,886
Qualified XXIV	58,064.765	5.96	346,066
Qualified XXV	14,648.743	5.97	87,453
Qualified XXVI	16,886.003	5.93	100,134
Qualified XXVII	229,492.601	4.46	1,023,537
Qualified XXXII	1,913.653	11.06	21,165
Qualified XXXIV (0.60)	3,837.062	9.12	34,994
	3,028,883.563		$ 17,595,228

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Premier Equity
Currently payable annuity contracts:			$ 4,251
Contracts in accumulation period:
Qualified VI	939,734.678	$ 7.44	6,991,626
Qualified VIII	4.570	7.44	34
Qualified X (1.15)	9,256.685	7.48	69,240
Qualified X (1.25)	91,125.537	7.44	677,974
Qualified XII (0.05)	6,843.376	7.70	52,694
Qualified XII (0.15)	1,909.550	9.11	17,396
Qualified XII (0.25)	17,822.081	7.88	140,438
Qualified XII (0.30)	20,275.572	7.86	159,366
Qualified XII (0.45)	128,592.683	7.79	1,001,737
Qualified XII (0.55)	36,407.355	7.75	282,157
Qualified XII (0.60)	18,466.704	8.98	165,831
Qualified XII (0.65)	12,647.013	7.70	97,382
Qualified XII (0.70)	106,770.313	7.68	819,996
Qualified XII (0.75)	31,024.805	7.66	237,650
Qualified XII (0.80)	200,397.513	7.64	1,531,037
Qualified XII (0.85)	87,936.400	7.61	669,196
Qualified XII (0.90)	8,499.077	7.59	64,508
Qualified XII (0.95)	145,707.530	7.57	1,103,006
Qualified XII (1.00)	249,070.199	7.55	1,880,480
Qualified XII (1.05)	52,139.043	7.53	392,607
Qualified XII (1.10)	42,708.788	7.51	320,743
Qualified XII (1.15)	9,045.855	7.48	67,663
Qualified XII (1.20)	2,793.968	7.46	20,843
Qualified XII (1.25)	35,279.167	7.44	262,477
Qualified XII (1.30)	764.690	7.42	5,674
Qualified XII (1.35)	11,894.325	7.40	88,018
Qualified XII (1.40)	16,723.307	7.38	123,418
Qualified XII (1.45)	554.076	7.36	4,078
Qualified XII (1.50)	3,819.210	7.34	28,033
Qualified XV	5,023.443	7.55	37,927
Qualified XVI	20,767.574	7.34	152,434
Qualified XVII	3,889.933	7.45	28,980
Qualified XVIII	2,024.832	7.45	15,085
Qualified XXI	4,259.790	7.61	32,417
Qualified XXIV	84,882.500	7.60	645,107
Qualified XXV	8,399.473	7.60	63,836
Qualified XXVI	1,228.610	7.55	9,276
Qualified XXVII	197,458.851	6.44	1,271,635
Qualified XXXII	227.618	10.79	2,456
Qualified XXXIV (0.60)	10,832.740	8.98	97,278
	2,627,209.434		$ 19,635,984

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Alliance Bernstein Growth and Income Fund
Contracts in accumulation period:
ING MAP PLUS NP16	2,044.558	$ 10.75	$ 21,979
	2,044.558		$ 21,979

Alliance Bernstein Growth and Income Portfolio
Contracts in accumulation period:
Qualified X (1.25)	4,425.201	$ 11.23	$ 49,695
	4,425.201		$ 49,695

American Balanced Fund®
Contracts in accumulation period:
ING MAP PLUS NP11	4,474.410	$ 10.59	$ 47,384
ING MAP PLUS NP14	1,203.024	10.58	12,728
ING MAP PLUS NP15	40,987.607	10.57	433,239
ING MAP PLUS NP17	8,141.154	10.57	86,052
ING MAP PLUS NP22	40,105.124	10.54	422,708
ING MAP PLUS NP23	307.305	10.54	3,239
ING MAP PLUS NP26	90.494	10.52	952
ING MAP PLUS NP27	132.605	10.52	1,395
ING MAP PLUS NP29	8,691.246	10.51	91,345
ING MAP PLUS NP30	11.238	10.50	118
ING MAP PLUS NP7	1,265.504	10.61	13,427
ING MAP PLUS NP9	14,730.095	10.60	156,139
	120,139.806		$ 1,268,726

American Century® Income & Growth
Contracts in accumulation period:
Qualified XII (1.10)	2,144.937	$ 30.91	$ 66,300
Qualified XXVII	430,968.894	10.03	4,322,618
	433,113.831		$ 4,388,918

Ariel Appreciation
Contracts in accumulation period:
ING MAP PLUS NP11	8,011.883	$ 10.94	$ 87,650
ING MAP PLUS NP15	7,898.351	10.92	86,250
ING MAP PLUS NP19	140.918	10.90	1,536
ING MAP PLUS NP22	1,563.236	10.88	17,008
	17,614.388		$ 192,444

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Ariel
Contracts in accumulation period:
ING MAP PLUS NP19	2,340.256	$ 11.70	$ 27,381
ING MAP PLUS NP22	9,711.130	11.68	113,426
ING MAP PLUS NP26	1,140.995	11.66	13,304
	13,192.381		$ 154,111

Baron Asset
Contracts in accumulation period:
ING MAP PLUS NP14	3,932.511	$ 12.15	$ 47,780
ING MAP PLUS NP15	185.761	12.15	2,257
ING MAP PLUS NP16	1,480.066	12.14	17,968
ING MAP PLUS NP17	3,615.486	12.14	43,892
ING MAP PLUS NP22	387.201	12.11	4,689
ING MAP PLUS NP9	1,485.714	12.18	18,096
	11,086.739		$ 134,682

Baron Growth
Contracts in accumulation period:
ING MAP PLUS NP14	8,181.291	$ 12.08	$ 98,830
ING MAP PLUS NP15	7,742.053	12.08	93,524
ING MAP PLUS NP16	6,305.633	12.07	76,109
ING MAP PLUS NP17	2,946.562	12.07	35,565
ING MAP PLUS NP19	3,443.781	12.06	41,532
ING MAP PLUS NP22	707.226	12.04	8,515
ING MAP PLUS NP23	1,049.210	12.03	12,622
ING MAP PLUS NP27	16.985	12.01	204
ING MAP PLUS NP7	2,048.515	12.12	24,828
	32,441.256		$ 391,729

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced
Contracts in accumulation period:
Qualified V	335.057	$ 22.05	$ 7,388
Qualified VI	939,746.700	21.82	20,505,273
Qualified VIII	5,714.084	19.81	113,196
Qualified X (1.15)	1,106.305	11.26	12,457
Qualified X (1.25)	66,551.968	11.18	744,051
Qualified XII (0.05)	3,837.747	22.81	87,539
Qualified XII (0.15)	3,396.934	11.09	37,672
Qualified XII (0.25)	99,891.838	12.13	1,211,688
Qualified XII (0.30)	96,180.645	12.09	1,162,824
Qualified XII (0.40)	91,688.863	16.79	1,539,456
Qualified XII (0.45)	23,627.318	11.97	282,819
Qualified XII (0.55)	10,432.969	11.89	124,048
Qualified XII (0.60)	16,311.814	11.85	193,295
Qualified XII (0.65)	14,260.321	11.82	168,557
Qualified XII (0.70)	171,058.404	11.78	2,015,068
Qualified XII (0.75)	144,238.330	11.74	1,693,358
Qualified XII (0.80)	136,946.385	12.31	1,685,810
Qualified XII (0.85)	204,430.849	16.37	3,346,533
Qualified XII (0.90)	9,190.774	12.14	111,576
Qualified XII (0.95)	52,198.521	16.23	847,182
Qualified XII (1.00)	409,056.374	16.16	6,610,351
Qualified XII (1.05)	39,360.783	16.09	633,315
Qualified XII (1.10)	41,804.182	16.02	669,703
Qualified XII (1.15)	14,502.257	15.95	231,311
Qualified XII (1.20)	11,929.030	15.88	189,433
Qualified XII (1.25)	16,388.046	15.81	259,095
Qualified XII (1.30)	2,160.381	15.75	34,026
Qualified XII (1.35)	3,526.148	15.68	55,290
Qualified XII (1.40)	14,456.054	15.61	225,659
Qualified XII (1.45)	918.211	15.54	14,269
Qualified XII (1.50)	2,058.527	15.48	31,866
Qualified XV	2,919.374	22.35	65,248
Qualified XVI	37,768.458	21.40	808,245
Qualified XVII	700.504	21.82	15,285
Qualified XVIII	9,408.765	11.18	105,190
Qualified XXI	3,525.555	22.54	79,466
Qualified XXIV	29,889.422	16.26	486,002
Qualified XXV	5,605.653	22.29	124,950
Qualified XXVI	289.024	22.14	6,399
Qualified XXVII	578,904.407	29.27	16,944,532
Qualified XXVIII	90,261.018	29.09	2,625,693
Qualified XXXII	1,364.344	10.91	14,885
Qualified XXXIV (0.60)	4,209.114	11.85	49,878
	3,412,151.457		$ 66,169,881

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	12,073.466	$ 11.57	$ 139,690
ING MAP PLUS NP14	9,973.333	11.55	115,192
ING MAP PLUS NP15	14,504.069	11.55	167,522
ING MAP PLUS NP19	2,624.631	11.53	30,262
ING MAP PLUS NP23	173.675	11.51	1,999
ING MAP PLUS NP29	3,558.064	11.47	40,811
ING MAP PLUS NP9	4,955.872	11.58	57,389
	47,863.110		$ 552,865

EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
Qualified VI	589,758.166	11.45	6,752,731
Qualified XII (0.55)	917.131	11.50	10,547
Qualified XII (0.60)	700.174	11.50	8,052
Qualified XII (0.70)	14,216.710	11.49	163,350
Qualified XII (0.75)	24,395.910	11.49	280,309
Qualified XII (0.80)	295,307.665	11.48	3,390,132
Qualified XII (0.85)	24,648.780	11.48	282,968
Qualified XII (0.90)	754.007	11.48	8,656
Qualified XII (0.95)	29,103.662	11.47	333,819
Qualified XII (1.00)	362,008.195	11.47	4,152,234
Qualified XII (1.05)	11,698.257	11.47	134,179
Qualified XII (1.10)	26,520.419	11.46	303,924
Qualified XII (1.15)	1,515.794	11.46	17,371
Qualified XII (1.20)	214.061	11.45	2,451
Qualified XII (1.25)	3,553.188	11.45	40,684
Qualified XII (1.35)	1,297.290	11.44	14,841
Qualified XII (1.40)	2,665.559	11.44	30,494
Qualified XII (1.45)	339.370	11.43	3,879
Qualified XII (1.50)	2.537	11.43	29
Qualified XVI	3,097.288	11.43	35,402
Qualified XVII	5,731.038	11.47	65,735
Qualified XXIV	27,480.435	11.96	328,666
	1,425,925.636		$ 16,360,453

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Evergreen Special Values
Contracts in accumulation period:
ING MAP PLUS NP11	2,719.056	$ 11.65	$ 31,677
ING MAP PLUS NP14	3,008.083	11.63	34,984
ING MAP PLUS NP15	3,045.572	11.63	35,420
ING MAP PLUS NP16	1,597.074	11.62	18,558
ING MAP PLUS NP26	104.581	11.57	1,210
ING MAP PLUS NP27	18.426	11.56	213
ING MAP PLUS NP7	1,888.860	11.67	22,043
Qualified V	317.664	18.06	5,737
Qualified VI	460,931.721	18.19	8,384,348
Qualified XII (0.55)	1,086.354	18.76	20,380
Qualified XII (0.60)	336.378	18.72	6,297
Qualified XII (0.65)	155.514	18.68	2,905
Qualified XII (0.70)	16,062.500	18.64	299,405
Qualified XII (0.75)	3,304.462	18.60	61,463
Qualified XII (0.80)	28,777.790	18.55	533,828
Qualified XII (0.85)	21,368.936	18.51	395,539
Qualified XII (0.90)	491.337	18.47	9,075
Qualified XII (0.95)	48,298.046	18.43	890,133
Qualified XII (1.00)	322,471.343	18.39	5,930,248
Qualified XII (1.05)	12,774.224	18.35	234,407
Qualified XII (1.10)	7,951.611	18.31	145,594
Qualified XII (1.15)	2,723.645	18.27	49,761
Qualified XII (1.20)	1,332.913	18.23	24,299
Qualified XII (1.25)	6,363.936	18.19	115,760
Qualified XII (1.35)	18.774	18.11	340
Qualified XII (1.40)	3,376.591	18.07	61,015
Qualified XII (1.45)	328.841	18.03	5,929
Qualified XII (1.50)	83.102	17.99	1,495
Qualified XVI	7,700.223	17.99	138,527
Qualified XVII	1,247.554	18.19	22,693
Qualified XXIV	6,804.270	18.50	125,879
Qualified XXVII	1,643,534.468	18.22	29,945,198
	2,610,223.849		$ 47,554,360

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® Advisor Mid Cap
Contracts in accumulation period:
ING MAP PLUS NP11	5,351.972	$ 11.41	$ 61,066
ING MAP PLUS NP15	9,886.830	11.39	112,611
ING MAP PLUS NP17	1,723.902	11.38	19,618
ING MAP PLUS NP19	3,041.864	11.37	34,586
ING MAP PLUS NP21	854.753	11.36	9,710
ING MAP PLUS NP22	1,876.652	11.35	21,300
ING MAP PLUS NP23	375.771	11.35	4,265
ING MAP PLUS NP26	887.467	11.33	10,055
ING MAP PLUS NP27	20.036	11.33	227
ING MAP PLUS NP30	24.315	11.31	275
ING MAP PLUS NP7	461.330	11.43	5,273
ING MAP PLUS NP9	12,590.718	11.42	143,786
	37,095.610		$ 422,772

Fidelity® VIP Contrafund®
Currently payable annuity contracts:			$ 1,619,264
Contracts in accumulation period:	-
ING MAP PLUS NP10	4,841.893	$ 11.41	55,246
ING MAP PLUS NP11	8,558.896	11.41	97,657
ING MAP PLUS NP14	14,324.320	11.39	163,154
ING MAP PLUS NP15	75.242	11.39	857
ING MAP PLUS NP17	7,422.671	11.38	84,470
ING MAP PLUS NP19	3,585.400	11.37	40,766
ING MAP PLUS NP21	1,844.894	11.36	20,958
ING MAP PLUS NP22	26,765.639	11.35	303,790
ING MAP PLUS NP26	655.958	11.33	7,432
ING MAP PLUS NP27	35.393	11.33	401
ING MAP PLUS NP29	7,981.714	11.32	90,353
ING MAP PLUS NP30	107.604	11.31	1,217
ING MAP PLUS NP7	2,226.160	11.43	25,445
ING MAP PLUS NP9	26,855.517	11.42	306,690
Qualified V	6,763.062	24.69	166,980
Qualified VI	10,166,479.076	24.90	253,145,329
Qualified VIII	5,661.557	25.05	141,822
Qualified X (1.15)	94,685.982	28.25	2,674,879
Qualified X (1.25)	896,870.408	27.98	25,094,434
Qualified XII (0.05)	113,204.573	26.02	2,945,583
Qualified XII (0.15)	91,278.804	13.21	1,205,793
Qualified XII (0.25)	756,701.032	15.50	11,728,866
Qualified XII (0.30)	202,143.819	15.45	3,123,122
Qualified XII (0.40)	478,760.059	23.81	11,399,277

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund®
(continued)
Qualified XII (0.45)	659,806.737	$ 15.29	$ 10,088,445
Qualified XII (0.55)	241,303.884	15.19	3,665,406
Qualified XII (0.60)	702,963.276	15.14	10,642,864
Qualified XII (0.65)	139,632.604	15.09	2,107,056
Qualified XII (0.70)	855,660.639	15.04	12,869,136
Qualified XII (0.75)	779,689.526	14.99	11,687,546
Qualified XII (0.80)	2,927,046.014	16.43	48,091,366
Qualified XII (0.85)	687,424.806	23.22	15,962,004
Qualified XII (0.90)	102,009.279	15.95	1,627,048
Qualified XII (0.95)	771,059.383	23.02	17,749,787
Qualified XII (1.00)	4,557,462.653	22.92	104,457,044
Qualified XII (1.05)	338,621.779	22.82	7,727,349
Qualified XII (1.10)	198,817.862	22.73	4,519,130
Qualified XII (1.15)	237,826.381	22.63	5,382,011
Qualified XII (1.20)	36,012.472	22.53	811,361
Qualified XII (1.25)	129,477.842	22.43	2,904,188
Qualified XII (1.30)	5,931.602	22.34	132,512
Qualified XII (1.35)	19,628.103	22.24	436,529
Qualified XII (1.40)	48,131.707	22.14	1,065,636
Qualified XII (1.45)	6,547.438	22.05	144,371
Qualified XII (1.50)	20,847.107	21.95	457,594
Qualified XV	36,903.802	25.51	941,416
Qualified XVI	222,008.641	24.42	5,421,451
Qualified XVII	25,722.490	24.90	640,490
Qualified XVIII	30,712.938	27.98	859,348
Qualified XXI	78,803.188	25.72	2,026,818
Qualified XXIV	257,773.113	23.06	5,944,248
Qualified XXV	114,121.982	25.43	2,902,122
Qualified XXVI	17,373.328	25.27	439,024
Qualified XXVII	3,987,862.908	28.47	113,534,457
Qualified XXVIII	1,134,941.060	28.30	32,118,832
Qualified XXXII	46,416.186	11.80	547,711
Qualified XXXIII (0.65)	18,404.935	13.17	242,393
Qualified XXXIV (0.60)	44,362.219	15.14	671,644
	32,399,137.557		$ 743,262,122

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income
Currently payable annuity contracts:			$ 795,418
Contracts in accumulation period:
ING MAP PLUS NP14	8,594.220	$ 10.90	93,677
ING MAP PLUS NP15	249.633	10.90	2,721
ING MAP PLUS NP26	37.638	10.84	408
Qualified V	1,472.325	21.03	30,963
Qualified VI	6,238,986.374	21.43	133,701,478
Qualified VIII	6,687.629	21.34	142,714
Qualified X (1.15)	115,108.819	27.10	3,119,449
Qualified X (1.25)	944,028.870	26.81	25,309,414
Qualified XI	1,412.401	22.66	32,005
Qualified XII (0.05)	63,618.446	22.39	1,424,417
Qualified XII (0.15)	86,882.794	11.74	1,020,004
Qualified XII (0.25)	553,783.936	13.01	7,204,729
Qualified XII (0.30)	207,162.577	12.96	2,684,827
Qualified XII (0.40)	365,386.545	19.62	7,168,884
Qualified XII (0.45)	314,974.357	12.83	4,041,121
Qualified XII (0.55)	162,010.588	12.75	2,065,635
Qualified XII (0.60)	825,794.965	12.71	10,495,854
Qualified XII (0.65)	69,693.291	12.67	883,014
Qualified XII (0.70)	493,970.206	12.62	6,233,904
Qualified XII (0.75)	789,312.718	12.58	9,929,554
Qualified XII (0.80)	1,848,160.673	13.68	25,282,838
Qualified XII (0.85)	707,385.311	19.13	13,532,281
Qualified XII (0.90)	55,599.401	13.37	743,364
Qualified XII (0.95)	568,436.320	18.97	10,783,237
Qualified XII (1.00)	1,606,502.117	18.89	30,346,825
Qualified XII (1.05)	229,307.234	18.80	4,310,976
Qualified XII (1.10)	191,321.474	18.72	3,581,538
Qualified XII (1.15)	110,055.150	18.64	2,051,428
Qualified XII (1.20)	27,999.731	18.56	519,675
Qualified XII (1.25)	109,939.069	18.48	2,031,674
Qualified XII (1.30)	4,707.717	18.40	86,622
Qualified XII (1.35)	11,384.989	18.32	208,573
Qualified XII (1.40)	58,806.908	18.24	1,072,638
Qualified XII (1.45)	5,407.925	18.17	98,262
Qualified XII (1.50)	9,873.411	18.09	178,610
Qualified XV	32,806.515	21.95	720,103
Qualified XVI	184,225.452	21.02	3,872,419
Qualified XVII	13,039.664	21.43	279,440
Qualified XVIII	25,554.457	26.81	685,115
Qualified XXI	41,497.741	22.13	918,345

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income
(continued)
Qualified XXIV	159,398.368	$ 19.00	$ 3,028,569
Qualified XXV	57,825.137	21.88	1,265,214
Qualified XXVI	27,716.192	21.74	602,550
Qualified XXVII	2,369,316.975	22.68	53,736,109
Qualified XXVIII	1,226,563.443	22.54	27,646,740
Qualified XXXII	37,708.564	11.56	435,911
Qualified XXXIV (0.60)	54,204.721	12.71	688,942
	21,023,912.991		$ 405,088,188

Fidelity® VIP Growth
Currently payable annuity contracts:			$ 420,537
Contracts in accumulation period:
ING MAP PLUS NP17	2,107.419	$ 9.84	20,737
ING MAP PLUS NP26	49.081	9.80	481
Qualified V	1,073.396	17.14	18,398
Qualified VI	9,263,905.992	17.19	159,246,544
Qualified VIII	10,663.694	17.38	185,335
Qualified X (1.15)	128,759.603	24.16	3,110,832
Qualified X (1.25)	1,100,525.774	23.90	26,302,566
Qualified XII (0.05)	32,419.098	17.96	582,247
Qualified XII (0.15)	94,933.893	9.53	904,720
Qualified XII (0.25)	658,026.615	11.61	7,639,689
Qualified XII (0.30)	175,324.200	11.57	2,028,501
Qualified XII (0.45)	559,932.809	11.46	6,416,830
Qualified XII (0.55)	241,508.084	11.38	2,748,362
Qualified XII (0.60)	552,845.198	11.35	6,274,793
Qualified XII (0.65)	147,326.349	11.31	1,666,261
Qualified XII (0.70)	813,946.850	11.27	9,173,181
Qualified XII (0.75)	1,072,839.091	11.23	12,047,983
Qualified XII (0.80)	2,136,201.060	12.27	26,211,187
Qualified XII (0.85)	1,247,419.827	16.14	20,133,356
Qualified XII (0.90)	88,223.886	11.89	1,048,982
Qualified XII (0.95)	707,614.250	16.00	11,321,828
Qualified XII (1.00)	2,761,409.165	15.93	43,989,248
Qualified XII (1.05)	395,235.876	15.86	6,268,441
Qualified XII (1.10)	252,036.606	15.79	3,979,658
Qualified XII (1.15)	105,129.198	15.72	1,652,631
Qualified XII (1.20)	49,507.663	15.66	775,290
Qualified XII (1.25)	108,714.240	15.59	1,694,855
Qualified XII (1.30)	20,564.498	15.52	319,161
Qualified XII (1.35)	28,241.554	15.45	436,332
Qualified XII (1.40)	74,235.217	15.39	1,142,480

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth
(continued)
Qualified XII (1.45)	4,572.650	$ 15.32	$ 70,053
Qualified XII (1.50)	18,808.852	15.25	286,835
Qualified XV	38,369.449	17.61	675,686
Qualified XVI	246,400.949	16.86	4,154,320
Qualified XVII	13,943.630	17.19	239,691
Qualified XVIII	42,612.552	23.90	1,018,440
Qualified XXI	110,098.029	17.76	1,955,341
Qualified XXIV	329,860.325	16.03	5,287,661
Qualified XXV	200,572.706	17.55	3,520,051
Qualified XXVI	44,951.434	17.44	783,953
Qualified XXXII	53,573.460	10.55	565,200
Qualified XXXIII (0.65)	3,972.211	9.50	37,736
Qualified XXXIV (0.60)	86,510.132	11.35	981,890
	24,024,966.565		$ 377,338,303

Fidelity® VIP High Income
Currently payable annuity contracts:			$ 92,642
Contracts in accumulation period:
Qualified XXVII	424,740.088	$ 9.03	3,835,403
Qualified XXVIII	142,798.663	8.98	1,282,332
	567,538.751		$ 5,210,377
Fidelity® VIP Asset ManagerSM
Contracts in accumulation period:
Qualified XXVII	1,017,630.719	$ 18.23	$ 18,551,408
Qualified XXVIII	98,070.238	18.11	1,776,052
	1,115,700.957		$ 20,327,460

Fidelity® VIP Index 500
Contracts in accumulation period:
Qualified XXVII	4,392,230.429	$ 23.53	$ 103,349,182
Qualified XXVIII	573,710.265	23.38	13,413,346
	4,965,940.694		$ 116,762,528

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas
Contracts in accumulation period:
Qualified V	242.915	$ 14.75	$ 3,583
Qualified VI	1,258,870.073	14.97	18,845,285
Qualified VIII	795.521	14.96	11,901
Qualified X (1.15)	21,470.686	15.59	334,728
Qualified X (1.25)	148,158.885	15.42	2,284,610
Qualified XII (0.05)	20,316.677	15.65	317,956
Qualified XII (0.15)	6,556.235	12.27	80,445
Qualified XII (0.25)	109,081.091	11.00	1,199,892
Qualified XII (0.30)	39,274.658	10.97	430,843
Qualified XII (0.45)	44,140.423	10.86	479,365
Qualified XII (0.55)	13,036.700	10.79	140,666
Qualified XII (0.60)	66,264.351	12.09	801,136
Qualified XII (0.65)	28,070.336	10.72	300,914
Qualified XII (0.70)	70,857.865	10.68	756,762
Qualified XII (0.75)	45,057.089	10.65	479,858
Qualified XII (0.80)	225,460.624	11.86	2,673,963
Qualified XII (0.85)	78,255.705	14.81	1,158,967
Qualified XII (0.90)	6,521.525	11.80	76,954
Qualified XII (0.95)	91,363.624	14.68	1,341,218
Qualified XII (1.00)	193,880.027	14.62	2,834,526
Qualified XII (1.05)	29,915.728	14.56	435,573
Qualified XII (1.10)	27,191.724	14.50	394,280
Qualified XII (1.15)	26,652.876	14.43	384,601
Qualified XII (1.20)	7,734.795	14.37	111,149
Qualified XII (1.25)	15,875.681	14.31	227,181
Qualified XII (1.30)	5,755.649	14.25	82,018
Qualified XII (1.35)	2,330.655	14.19	33,072
Qualified XII (1.40)	6,899.504	14.12	97,421
Qualified XII (1.45)	1,539.189	14.06	21,641
Qualified XII (1.50)	1,862.428	14.00	26,074
Qualified XV	8,677.510	15.34	133,113
Qualified XVI	33,035.398	14.69	485,290
Qualified XVII	6,644.422	14.97	99,467
Qualified XVIII	4,480.091	15.42	69,083
Qualified XXI	8,503.685	15.47	131,552
Qualified XXIV	47,940.381	14.71	705,203
Qualified XXV	35,156.835	15.29	537,548
Qualified XXVI	2,815.997	15.19	42,775
Qualified XXVII	289,347.059	8.33	2,410,261
Qualified XXXII	2,875.952	11.81	33,965
Qualified XXXIV (0.60)	3,446.815	12.09	41,672
	3,036,357.384		$ 41,056,511

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth
Contracts in accumulation period:
ING MAP PLUS NP15	137.305	$ 10.91	$ 1,498
ING MAP PLUS NP23	261.637	10.87	2,844
ING MAP PLUS NP29	6,030.074	10.84	65,366
	6,429.016		$ 69,708

Franklin Small Cap Value Securities
Currently payable annuity contracts:			$ 303,235
Contracts in accumulation period:
ING MAP PLUS NP26	17.628	$ 12.14	214
ING MAP PLUS NP30	42.361	12.11	513
NYSUT 457	212,287.753	16.33	3,466,659
Qualified V	86.330	14.63	1,263
Qualified VI	1,190,342.692	14.71	17,509,941
Qualified X (1.15)	34,216.125	14.76	505,030
Qualified X (1.25)	144,474.167	14.71	2,125,215
Qualified XI	1,402.694	15.22	21,349
Qualified XII (0.45)	488.426	15.12	7,385
Qualified XII (0.55)	32,876.576	15.07	495,450
Qualified XII (0.60)	36,672.141	15.04	551,549
Qualified XII (0.65)	21,695.673	15.02	325,869
Qualified XII (0.70)	95,936.491	14.99	1,438,088
Qualified XII (0.75)	20,723.463	14.96	310,023
Qualified XII (0.80)	124,155.957	14.94	1,854,890
Qualified XII (0.85)	164,023.005	14.91	2,445,583
Qualified XII (0.90)	4,281.464	14.89	63,751
Qualified XII (0.95)	113,358.412	14.86	1,684,506
Qualified XII (1.00)	602,591.846	14.84	8,942,463
Qualified XII (1.05)	34,478.258	14.81	510,623
Qualified XII (1.10)	24,913.938	14.78	368,228

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities
(continued)
Qualified XII (1.15)	10,292.141	$ 14.76	$ 151,912
Qualified XII (1.20)	2,443.788	14.73	35,997
Qualified XII (1.25)	24,928.620	14.71	366,700
Qualified XII (1.30)	2,748.569	14.68	40,349
Qualified XII (1.35)	445.157	14.66	6,526
Qualified XII (1.40)	5,835.338	14.63	85,371
Qualified XII (1.45)	2,065.229	14.61	30,173
Qualified XII (1.50)	1,131.687	14.58	16,500
Qualified XV	4,472.678	14.86	66,464
Qualified XVI	22,125.377	14.58	322,588
Qualified XVII	4,340.381	14.71	63,847
Qualified XVIII	7,755.677	14.71	114,086
Qualified XXI	20,825.636	14.94	311,135
Qualified XXIV	72,777.934	14.91	1,085,119
Qualified XXV	26,961.230	14.96	403,340
Qualified XXVI	22,676.092	14.89	337,647
Qualified XXVIII	250,383.143	14.00	3,505,364
Qualified XXXII	2,781.976	12.65	35,192
Qualified XXXIII (0.65)	11,968.058	15.09	180,598
Qualified XXXIV (0.60)	2,744.282	15.04	41,274
	3,358,768.393		$ 50,132,009
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	19,476.753	$ 10.84	$ 211,128
ING MAP PLUS NP14	9,748.336	10.82	105,477
ING MAP PLUS NP15	37,891.035	10.82	409,981
ING MAP PLUS NP16	3,833.210	10.81	41,437
ING MAP PLUS NP17	13,508.789	10.81	146,030
ING MAP PLUS NP19	4,723.704	10.80	51,016
ING MAP PLUS NP21	1,764.041	10.79	19,034
ING MAP PLUS NP22	10,740.167	10.78	115,779
ING MAP PLUS NP23	2,079.592	10.78	22,418
ING MAP PLUS NP26	2,617.194	10.76	28,161
ING MAP PLUS NP29	14,356.465	10.75	154,332
ING MAP PLUS NP30	54.469	10.74	585
ING MAP PLUS NP7	1,384.899	10.86	15,040
	122,178.654		$ 1,320,418

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
Qualified V	1,154.209	$ 10.81	$ 12,477
Qualified VI	1,485,898.521	10.82	16,077,422
Qualified XII (0.45)	410.120	10.87	4,458
Qualified XII (0.55)	12,419.320	10.87	134,998
Qualified XII (0.60)	13,838.029	10.86	150,281
Qualified XII (0.65)	4,320.350	10.86	46,919
Qualified XII (0.70)	66,111.234	10.86	717,968
Qualified XII (0.75)	82,378.157	10.85	893,803
Qualified XII (0.80)	1,633,839.262	10.85	17,727,156
Qualified XII (0.85)	128,792.995	10.85	1,397,404
Qualified XII (0.90)	6,068.634	10.84	65,784
Qualified XII (0.95)	65,090.037	10.84	705,576
Qualified XII (1.00)	1,026,654.479	10.83	11,118,668
Qualified XII (1.05)	66,318.375	10.83	718,228
Qualified XII (1.10)	39,555.217	10.83	428,383
Qualified XII (1.15)	9,196.858	10.82	99,510
Qualified XII (1.20)	3,356.008	10.82	36,312
Qualified XII (1.25)	29,614.787	10.82	320,432
Qualified XII (1.30)	546.716	10.81	5,910
Qualified XII (1.35)	54.949	10.81	594
Qualified XII (1.40)	4,306.383	10.81	46,552
Qualified XII (1.45)	983.334	10.80	10,620
Qualified XII (1.50)	476.203	10.80	5,143
Qualified XVI	17,915.463	10.80	193,487
Qualified XVII	9,088.551	10.83	98,429
Qualified XXIV	29,126.840	11.14	324,473
	4,737,515.031		$ 51,340,987

The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP14	1,987.421	$ 11.05	$ 21,961
ING MAP PLUS NP19	1,293.648	11.02	14,256
ING MAP PLUS NP21	1,179.837	11.01	12,990
ING MAP PLUS NP26	365.423	10.99	4,016
ING MAP PLUS NP29	77.849	10.97	854
ING MAP PLUS NP7	2,662.815	11.08	29,504
ING MAP PLUS NP9	2,380.668	11.07	26,354
	9,947.661		$ 109,935

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series H
Contracts in accumulation period:
Qualified VI	596,188.084	$ 10.49	$ 6,254,013
Qualified X (1.15)	44,603.185	10.36	462,089
Qualified X (1.25)	123,131.371	10.36	1,275,641
Qualified XII (0.15)	11,768.281	10.94	128,745
Qualified XII (0.30)	3,361.843	10.85	36,476
Qualified XII (0.50)	330.734	11.03	3,648
Qualified XII (0.80)	2,626.427	10.86	28,523
Qualified XII (0.85)	2,826.994	10.78	30,475
Qualified XII (0.90)	1,482.979	10.81	16,031
Qualified XII (0.95)	5,487.198	10.78	59,152
Qualified XII (1.00)	28,935.721	10.75	311,059
Qualified XII (1.05)	48,866.729	10.73	524,340
Qualified XII (1.10)	16,156.448	10.70	172,874
Qualified XII (1.20)	10,485.822	10.65	111,674
Qualified XII (1.25)	146,404.425	10.62	1,554,815
Qualified XII (1.30)	1,264.022	10.59	13,386
Qualified XII (1.35)	9,442.385	10.57	99,806
Qualified XII (1.40)	5,909.678	10.54	62,288
Qualified XV	500.657	10.65	5,332
Qualified XVI	5,812.270	10.35	60,157
Qualified XVII	3,321.735	10.49	34,845
Qualified XVIII	47,238.803	10.36	489,394
Qualified XXI	1,214.259	10.73	13,029
Qualified XXV	297.032	10.78	3,202
Qualified XXVI	1,931.373	10.71	20,685
Qualified XXVII	153,925.094	10.60	1,631,606
Qualified XXXII	9,518.164	10.02	95,372
	1,283,031.713		$ 13,498,657

ING GET Fund - Series I
Contracts in accumulation period:
Qualified X (1.15)	376.540	$ 10.23	$ 3,852
Qualified X (1.25)	69,911.535	10.23	715,195
Qualified XVIII	2,524.242	10.23	25,823
Qualified XXXII	2,548.896	9.96	25,387
	75,361.213		$ 770,257

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series J
Contracts in accumulation period:
Qualified X (1.25)	23,675.371	$ 10.11	$ 239,358
Qualified XVIII	6,626.410	10.11	66,993
Qualified XXXII	4,504.020	9.95	44,815
	34,805.801		$ 351,166

ING GET Fund - Series K
Contracts in accumulation period:
Qualified X (1.25)	5,403.363	$ 10.11	$ 54,628
Qualified XXVII	122,897.966	10.32	1,268,307
Qualified XXXII	2,636.061	9.90	26,097
	130,937.390		$ 1,349,032

ING GET Fund - Series L
Contracts in accumulation period:
Qualified XXVII	67,762.512	$ 10.27	$ 695,921
	67,762.512		$ 695,921

ING GET Fund - Series Q
Contracts in accumulation period:
Qualified XXVII	364,133.775	$ 10.57	$ 3,848,894
	364,133.775		$ 3,848,894

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series S
Contracts in accumulation period:
Qualified VI	834,098.680	$ 10.61	$ 8,849,787
Qualified X (1.15)	35,466.635	10.61	376,301
Qualified X (1.25)	158,296.324	10.61	1,679,524
Qualified XII (0.15)	5,819.560	10.89	63,375
Qualified XII (0.50)	78,122.426	10.88	849,972
Qualified XII (0.80)	5,126.204	10.80	55,363
Qualified XII (0.85)	7,952.734	10.79	85,810
Qualified XII (0.85)	8,175.903	10.79	88,218
Qualified XII (0.95)	11,736.245	10.76	126,282
Qualified XII (1.00)	49,275.512	10.74	529,219
Qualified XII (1.05)	290,384.716	10.73	3,115,828
Qualified XII (1.10)	65,559.944	10.71	702,147
Qualified XII (1.20)	8,208.520	10.68	87,667
Qualified XII (1.25)	326,573.571	10.67	3,484,540
Qualified XII (1.30)	380.113	10.66	4,052
Qualified XII (1.35)	8,832.707	10.64	93,980
Qualified XII (1.40)	34,019.567	10.63	361,628
Qualified XII (1.50)	526.981	10.60	5,586
Qualified XII (1.55)	615.392	10.59	6,517
Qualified XII (1.65)	127.746	10.56	1,349
Qualified XV	390.926	10.69	4,179
Qualified XVI	11,953.701	10.54	125,992
Qualified XVII	8,895.574	10.62	94,471
Qualified XVIII	15,651.978	10.62	166,224
Qualified XXI	174.371	10.73	1,871
Qualified XXIV	2,544.310	10.72	27,275
Qualified XXV	559.963	10.79	6,042
Qualified XXVII	276,332.303	10.68	2,951,229
Qualified XXXII	1,379.863	10.18	14,047
	2,247,182.469		$ 23,958,475

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced
Currently payable annuity contracts:			$ 27,818,977
Contracts in accumulation period:
Qualified I	29,769.099	$ 33.72	1,003,814
Qualified V	554.958	25.11	13,935
Qualified VI	11,915,420.991	25.44	303,128,310
Qualified VII	165,157.306	24.57	4,057,915
Qualified VIII	3,937.103	23.61	92,955
Qualified IX	1,699.264	24.46	41,564
Qualified X (1.15)	178,408.667	25.73	4,590,455
Qualified X (1.25)	2,436,695.794	25.44	61,989,541
Qualified XII (0.00)	81,056.849	11.68	946,744
Qualified XII (0.05)	108,461.752	26.59	2,883,998
Qualified XII (0.25)	1,049,384.036	13.28	13,935,820
Qualified XII (0.30)	389,944.487	13.24	5,162,865
Qualified XII (0.40)	174,003.388	18.89	3,286,924
Qualified XII (0.45)	113,110.297	13.11	1,482,876
Qualified XII (0.55)	166,906.451	13.02	2,173,122
Qualified XII (0.60)	839,644.453	12.98	10,898,585
Qualified XII (0.65)	82,473.030	12.94	1,067,201
Qualified XII (0.70)	958,541.350	12.89	12,355,598
Qualified XII (0.75)	822,427.082	12.85	10,568,188
Qualified XII (0.80)	2,530,872.202	13.67	34,597,023
Qualified XII (0.85)	1,211,756.213	18.43	22,332,667
Qualified XII (0.90)	30,371.439	13.34	405,155
Qualified XII (0.95)	349,405.364	18.27	6,383,636
Qualified XII (1.00)	3,044,880.209	18.19	55,386,371
Qualified XII (1.05)	219,419.602	18.11	3,973,689
Qualified XII (1.10)	266,424.015	18.03	4,803,625
Qualified XII (1.15)	156,015.655	17.95	2,800,481
Qualified XII (1.20)	34,210.403	17.88	611,682
Qualified XII (1.25)	97,061.348	17.80	1,727,692
Qualified XII (1.30)	2,785.497	17.72	49,359
Qualified XII (1.35)	4,330.538	17.65	76,434
Qualified XII (1.40)	27,060.387	17.57	475,451
Qualified XII (1.45)	1,709.028	17.50	29,908
Qualified XII (1.50)	2,449.139	17.42	42,664
Qualified XV	56,053.339	26.06	1,460,750

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced (continued)
Qualified XVI	270,501.844	$ 24.95	$ 6,749,021
Qualified XVII	182,701.812	25.93	4,737,458
Qualified XVIII	290,470.228	25.93	7,531,893
Qualified XIX	13,512.282	34.36	464,282
Qualified XX	50,974.559	34.04	1,735,174
Qualified XXI	81,456.888	26.28	2,140,687
Qualified XXIV	329,121.202	18.30	6,022,918
Qualified XXV	198,331.357	26.15	5,186,365
Qualified XXVI	20,568.514	25.98	534,370
Qualified XXVII	1,212,176.007	33.76	40,923,062
Qualified XXVIII	126,464.171	33.66	4,256,784
Qualified XXIX	776.175	33.41	25,932
Qualified XXX	90,351.225	33.07	2,987,915
Qualified XXXII	497,214.570	11.05	5,494,221
Qualified XXXIII (0.65)	776.375	11.64	9,037
Qualified XXXIV (0.60)	53,349.923	12.98	692,482
	30,971,147.867		$ 692,147,575

ING VP Emerging Markets
Contracts in accumulation period:
Qualified XXVII	716,974.433	$ 10.13	$ 7,262,951
Qualified XXVIII	321,431.089	10.10	3,246,454
	1,038,405.522		$ 10,509,405

ING VP Intermediate Bond
Currently payable annuity contracts:			$ 5,741,761
Contracts in accumulation period:
ING MAP PLUS NP11	1,029.155	$ 10.29	10,590
ING MAP PLUS NP15	8,232.717	10.27	84,550
ING MAP PLUS NP17	1,500.000	10.26	15,390
ING MAP PLUS NP27	41.096	10.22	420
ING MAP PLUS NP29	2,018.217	10.21	20,606
ING MAP PLUS NP7	3,382.347	10.31	34,872
Qualified I	8,904.915	73.85	657,628
Qualified V	331.450	18.76	6,218
Qualified VI	8,524,984.533	18.75	159,843,460
Qualified VII	103,209.190	17.41	1,796,872
Qualified VIII	12,736.580	17.25	219,706

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond (continued)
Qualified IX	644.710	$ 17.96	$ 11,579
Qualified X (1.15)	154,322.837	18.96	2,925,961
Qualified X (1.25)	1,303,622.986	18.75	24,442,931
Qualified XII (0.00)	83,757.412	12.21	1,022,678
Qualified XII (0.05)	43,381.317	19.59	849,840
Qualified XII (0.25)	351,224.343	14.83	5,208,657
Qualified XII (0.30)	201,253.518	14.78	2,974,527
Qualified XII (0.45)	172,293.921	14.64	2,522,383
Qualified XII (0.55)	80,640.027	14.54	1,172,506
Qualified XII (0.60)	389,306.142	14.49	5,641,046
Qualified XII (0.65)	139,709.412	14.45	2,018,801
Qualified XII (0.70)	536,524.722	14.40	7,725,956
Qualified XII (0.75)	563,725.296	14.35	8,089,458
Qualified XII (0.80)	1,137,508.270	14.51	16,505,245
Qualified XII (0.85)	1,003,279.379	16.44	16,493,913
Qualified XII (0.90)	35,058.350	14.43	505,892
Qualified XII (0.95)	526,518.895	16.30	8,582,258
Qualified XII (1.00)	2,467,063.894	16.23	40,040,447
Qualified XII (1.05)	259,919.740	16.16	4,200,303
Qualified XII (1.10)	147,950.590	16.09	2,380,525
Qualified XII (1.15)	65,146.005	16.02	1,043,639
Qualified XII (1.20)	48,087.712	15.95	766,999
Qualified XII (1.25)	63,862.909	15.88	1,014,143
Qualified XII (1.30)	8,586.401	15.81	135,751
Qualified XII (1.35)	11,955.273	15.74	188,176
Qualified XII (1.40)	36,295.086	15.67	568,744
Qualified XII (1.45)	5,026.457	15.61	78,463
Qualified XII (1.50)	8,668.919	15.54	134,715
Qualified XV	20,001.667	19.20	384,032
Qualified XVI	182,277.923	18.39	3,352,091
Qualified XVII	202,445.358	18.96	3,838,364
Qualified XVIII	331,474.420	18.96	6,284,755
Qualified XIX	2,028.246	74.70	151,510
Qualified XX	9,414.064	73.52	692,122
Qualified XXI	29,874.600	19.37	578,671
Qualified XXIV	178,080.883	16.32	2,906,280
Qualified XXV	93,173.586	19.27	1,795,455
Qualified XXVI	31,228.407	19.15	598,024
Qualified XXVII	623,552.661	73.47	45,812,414
Qualified XXVIII	167,294.675	73.24	12,252,662
Qualified XXIX	1,321.984	72.69	96,095
Qualified XXX	18,456.351	71.96	1,328,119
Qualified XXXII	135,976.323	10.39	1,412,794
Qualified XXXIII (0.65)	957.401	12.16	11,642
Qualified XXXIV (0.60)	39,466.252	14.49	571,866
	20,578,729.524		$ 407,744,505

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market
Currently payable annuity contracts:			$ 589,297
Contracts in accumulation period:
Qualified I	4,406.374	$ 48.79	214,987
Qualified V	5,685.965	13.68	77,784
Qualified VI	4,663,196.115	13.90	64,818,426
Qualified VII	140,462.338	13.86	1,946,808
Qualified VIII	3,497.459	13.38	46,796
Qualified IX	1,133.143	14.00	15,864
Qualified X (1.15)	122,425.818	14.06	1,721,307
Qualified X (1.25)	1,060,820.000	13.90	14,745,398
Qualified XII (0.00)	14,919.981	10.41	155,317
Qualified XII (0.05)	28,735.926	14.53	417,533
Qualified XII (0.25)	405,782.502	12.23	4,962,720
Qualified XII (0.30)	145,180.558	12.19	1,769,751
Qualified XII (0.45)	99,433.057	12.07	1,200,157
Qualified XII (0.55)	161,940.033	11.99	1,941,661
Qualified XII (0.60)	89,012.803	11.95	1,063,703
Qualified XII (0.65)	127,471.369	11.91	1,518,184
Qualified XII (0.70)	729,217.677	11.88	8,663,106
Qualified XII (0.75)	629,605.321	11.84	7,454,527
Qualified XII (0.80)	1,281,038.410	11.95	15,308,409
Qualified XII (0.85)	556,901.631	12.87	7,167,324
Qualified XII (0.90)	26,477.702	11.84	313,496
Qualified XII (0.95)	410,423.433	12.76	5,237,003
Qualified XII (1.00)	1,795,249.370	12.70	22,799,667
Qualified XII (1.05)	265,396.363	12.65	3,357,264
Qualified XII (1.10)	206,605.084	12.59	2,601,158
Qualified XII (1.15)	103,758.852	12.54	1,301,136
Qualified XII (1.20)	48,216.266	12.48	601,739
Qualified XII (1.25)	130,565.406	12.43	1,622,928
Qualified XII (1.30)	20,306.786	12.38	251,398
Qualified XII (1.35)	19,620.373	12.32	241,723
Qualified XII (1.40)	45,730.317	12.27	561,111
Qualified XII (1.45)	8,447.545	12.22	103,229
Qualified XII (1.50)	11,323.766	12.16	137,697
Qualified XV	5,127.669	14.24	73,018
Qualified XVI	114,605.499	13.64	1,563,219
Qualified XVII	206,474.892	13.90	2,870,001
Qualified XVIII	355,704.748	13.90	4,944,296
Qualified XIX	1,744.661	48.79	85,122
Qualified XX	17,746.931	47.90	850,078
Qualified XXI	32,436.978	14.36	465,795

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market (continued)
Qualified XXIV	139,078.326	$ 12.78	$ 1,777,421
Qualified XXV	49,009.027	14.29	700,339
Qualified XXVI	39,609.719	14.20	562,458
Qualified XXVII	384,114.659	50.07	19,232,621
Qualified XXVIII	162,901.873	49.11	8,000,111
Qualified XXIX	1,059.750	47.90	50,762
Qualified XXX	5,702.721	47.41	270,366
Qualified XXXII	43,671.743	9.98	435,844
Qualified XXXIII (0.65)	1,243.726	10.36	12,885
Qualified XXXIV (0.60)	10,830.209	11.95	129,421
	14,934,050.874		$ 216,952,365

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Natural Resources
Contracts in accumulation period:
Qualified V	13.242	$ 19.03	$ 252
Qualified VI	409,377.712	18.71	7,659,457
Qualified VIII	1,078.470	16.21	17,482
Qualified XII (0.05)	854.936	19.55	16,714
Qualified XII (0.15)	2,849.930	14.36	40,925
Qualified XII (0.25)	43,485.197	12.43	540,521
Qualified XII (0.45)	9,203.667	12.27	112,929
Qualified XII (0.55)	4,652.174	12.19	56,710
Qualified XII (0.60)	23,480.990	14.15	332,256
Qualified XII (0.65)	138.398	12.11	1,676
Qualified XII (0.70)	57,544.159	12.07	694,558
Qualified XII (0.75)	28,002.078	12.03	336,865
Qualified XII (0.80)	118,516.095	13.11	1,553,746
Qualified XII (0.85)	39,847.129	14.98	596,910
Qualified XII (0.90)	1,051.573	13.03	13,702
Qualified XII (0.95)	20,992.727	14.85	311,742
Qualified XII (1.00)	99,144.557	14.79	1,466,348
Qualified XII (1.05)	9,988.926	14.72	147,037
Qualified XII (1.10)	9,792.565	14.66	143,559
Qualified XII (1.15)	4,217.946	14.60	61,582
Qualified XII (1.20)	378.114	14.53	5,494
Qualified XII (1.25)	1,532.343	14.47	22,173
Qualified XII (1.30)	537.335	14.41	7,743
Qualified XII (1.35)	152.822	14.35	2,193
Qualified XII (1.40)	1,128.481	14.29	16,126
Qualified XII (1.45)	17.862	14.22	254
Qualified XV	5,379.437	19.16	103,070
Qualified XVI	6,012.861	18.35	110,336
Qualified XVII	1,132.710	18.71	21,193
Qualified XXI	1,589.654	19.33	30,728
Qualified XXIV	12,758.132	14.88	189,841
Qualified XXV	4,019.604	19.18	77,096
Qualified XXVI	617.325	18.99	11,723
Qualified XXVII	274,150.285	17.52	4,803,113
Qualified XXVIII	72,781.282	17.47	1,271,489
Qualified XXXIV (0.60)	847.915	14.15	11,998
	1,267,268.633		$ 20,789,541

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Julius Baer Foreign
Contracts in accumulation period:
Qualified VI	76,582.192	$ 11.68	$ 894,480
Qualified X (1.25)	2,771.476	12.13	33,618
Qualified XII (0.70)	1,272.635	11.73	14,928
Qualified XII (0.80)	543.516	11.72	6,370
Qualified XII (0.85)	3,998.207	11.71	46,819
Qualified XII (0.95)	6,606.405	11.71	77,361
Qualified XII (1.00)	25,373.334	11.70	296,868
Qualified XII (1.05)	1,199.145	11.70	14,030
Qualified XII (1.10)	980.838	11.69	11,466
Qualified XII (1.15)	520.958	11.69	6,090
Qualified XII (1.25)	529.195	11.68	6,181
Qualified XII (1.40)	16.795	11.67	196
Qualified XII (1.50)	401.973	11.66	4,687
Qualified XVI	737.907	11.66	8,604
Qualified XXIV	512.714	12.27	6,291
	122,047.290		$ 1,427,989

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return
Contracts in accumulation period:
ING MAP PLUS NP15	45.572	$ 10.84	$ 494
Qualified V	230.259	12.36	2,846
Qualified VI	1,155,822.696	12.91	14,921,671
Qualified X (1.25)	6,617.834	10.99	72,730
Qualified XII (0.55)	16,879.925	13.30	224,503
Qualified XII (0.60)	11,788.036	13.29	156,663
Qualified XII (0.65)	4,965.060	13.28	65,936
Qualified XII (0.70)	30,503.542	13.27	404,782
Qualified XII (0.75)	6,295.928	13.26	83,484
Qualified XII (0.80)	130,323.432	13.23	1,724,179
Qualified XII (0.85)	24,847.728	13.20	327,990
Qualified XII (0.90)	1,006.894	13.20	13,291
Qualified XII (0.95)	72,199.469	13.18	951,589
Qualified XII (1.00)	570,444.799	13.17	7,512,758
Qualified XII (1.05)	19,754.408	13.16	259,968
Qualified XII (1.10)	61,817.871	13.15	812,905
Qualified XII (1.15)	17,416.439	13.14	228,852
Qualified XII (1.20)	2,098.934	13.13	27,559
Qualified XII (1.25)	31,170.960	13.12	408,963
Qualified XII (1.30)	1,367.506	13.11	17,928
Qualified XII (1.35)	778.550	13.10	10,199
Qualified XII (1.40)	13,580.596	13.09	177,770
Qualified XII (1.45)	1,515.749	13.08	19,826
Qualified XII (1.50)	1,031.752	13.07	13,485
Qualified XV	560.723	12.45	6,981
Qualified XVI	15,704.125	12.85	201,798
Qualified XVII	9,261.663	12.39	114,752
Qualified XXI	802.724	12.48	10,018
Qualified XXIV	16,526.543	12.47	206,086
Qualified XXV	8,552.922	12.49	106,826
Qualified XXVI	1,126.966	12.46	14,042
Qualified XXXIV (0.60)	1,393.830	13.29	18,524
	2,236,433.435		$ 29,119,398

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income
Contracts in accumulation period:
ING MAP PLUS NP11	1,790.553	$ 11.22	$ 20,090
ING MAP PLUS NP29	10,077.987	11.13	112,168
ING MAP PLUS NP30	122.013	11.13	1,358
ING MAP PLUS NP9	1,884.149	11.23	21,159
Qualified V	4,057.184	13.78	55,908
Qualified VI	548,366.576	14.69	8,055,505
Qualified VIII	341.275	13.81	4,713
Qualified X (1.25)	2,212.875	11.34	25,094
Qualified XII (0.55)	6,154.808	14.87	91,522
Qualified XII (0.60)	3,666.420	14.86	54,483
Qualified XII (0.65)	5,454.680	14.85	81,002
Qualified XII (0.70)	28,421.631	14.84	421,777
Qualified XII (0.75)	5,925.759	14.83	87,879
Qualified XII (0.80)	34,585.125	14.79	511,514
Qualified XII (0.85)	49,270.664	14.76	727,235
Qualified XII (0.90)	733.852	14.77	10,839
Qualified XII (0.95)	47,173.202	14.74	695,333
Qualified XII (1.00)	1,217,761.643	14.73	17,937,629
Qualified XII (1.05)	12,972.691	14.72	190,958
Qualified XII (1.10)	14,048.504	14.70	206,513
Qualified XII (1.15)	8,439.074	14.69	123,970
Qualified XII (1.20)	370.504	14.68	5,439
Qualified XII (1.25)	5,534.220	14.67	81,187
Qualified XII (1.35)	78.088	14.65	1,144
Qualified XII (1.40)	5,057.582	14.64	74,043
Qualified XII (1.45)	23.992	14.63	351
Qualified XII (1.50)	206.224	14.62	3,015
Qualified XV	1,687.608	13.88	23,424
Qualified XVI	8,750.102	14.63	128,014
Qualified XVII	10,505.720	13.81	145,084
Qualified XXI	1,827.227	13.92	25,435
Qualified XXIV	2,485.827	13.90	34,553
Qualified XXV	8,540.703	13.93	118,972
Qualified XXVI	2,336.285	13.89	32,451
Qualified XXXIV (0.60)	883.378	14.86	13,127
	2,051,748.125		$ 30,122,888

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Aeltus Enhanced Index
Contracts in accumulation period:
Qualified VI	97,566.115	$ 8.47	$ 826,385
Qualified X (1.15)	2,586.103	11.01	28,473
Qualified X (1.25)	5,884.372	10.43	61,374
Qualified XII (0.60)	1,766.359	8.65	15,279
Qualified XII (0.65)	585.399	8.63	5,052
Qualified XII (0.70)	197.680	8.62	1,704
Qualified XII (0.75)	19.047	8.61	164
Qualified XII (0.80)	13,763.679	8.59	118,230
Qualified XII (0.85)	892.658	8.58	7,659
Qualified XII (0.90)	34.889	8.57	299
Qualified XII (0.95)	5,687.251	8.55	48,626
Qualified XII (1.00)	31,147.658	8.54	266,001
Qualified XII (1.05)	3,990.973	8.53	34,043
Qualified XII (1.10)	5,466.628	8.51	46,521
Qualified XII (1.15)	80.942	8.50	688
Qualified XII (1.20)	884.335	8.49	7,508
Qualified XII (1.25)	1,349.823	8.47	11,433
Qualified XII (1.30)	269.977	8.46	2,284
Qualified XII (1.35)	2,380.474	8.45	20,115
Qualified XII (1.40)	876.038	8.43	7,385
Qualified XII (1.50)	91.558	8.41	770
Qualified XVI	347.562	8.41	2,923
Qualified XVII	793.034	8.47	6,717
Qualified XXI	12.107	8.59	104
Qualified XXIV	844.988	8.58	7,250
Qualified XXV	1,050.987	8.61	9,049
	178,570.636		$ 1,536,036

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Select
Contracts in accumulation period:
Qualified VI	109,784.288	$ 8.91	$ 978,178
Qualified X (1.15)	2,227.537	9.95	22,164
Qualified X (1.25)	17,368.511	9.40	163,264
Qualified XII (0.55)	3,224.589	9.11	29,376
Qualified XII (0.60)	4,051.318	9.10	36,867
Qualified XII (0.65)	2,913.766	9.08	26,457
Qualified XII (0.70)	9,089.636	9.07	82,443
Qualified XII (0.75)	852.596	9.05	7,716
Qualified XII (0.80)	7,263.164	9.04	65,659
Qualified XII (0.85)	8,849.280	9.03	79,909
Qualified XII (0.90)	44.507	9.01	401
Qualified XII (0.95)	9,414.667	9.00	84,732
Qualified XII (1.00)	31,058.686	8.98	278,907
Qualified XII (1.05)	4,575.251	8.97	41,040
Qualified XII (1.10)	1,750.838	8.95	15,670
Qualified XII (1.15)	1,982.886	8.94	17,727
Qualified XII (1.20)	453.415	8.93	4,049
Qualified XII (1.25)	4,812.570	8.91	42,880
Qualified XII (1.35)	191.554	8.88	1,701
Qualified XII (1.40)	677.903	8.87	6,013
Qualified XII (1.45)	23.024	8.86	204
Qualified XII (1.50)	166.515	8.84	1,472
Qualified XV	786.778	9.00	7,081
Qualified XVI	2,689.140	8.84	23,772
Qualified XXI	2,195.244	9.04	19,845
Qualified XXIV	1,850.776	9.02	16,694
Qualified XXV	840.773	9.05	7,609
Qualified XXVI	108.658	9.01	979
Qualified XXXIII (0.40)	777.149	9.19	7,142
Qualified XXXIV (0.60)	22.198	9.10	202
	230,047.217		$ 2,070,153

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small Cap Value
Currently payable annuity contracts:			$ 41,331
Contracts in accumulation period:
ING MAP PLUS NP29	4,406.100	$ 11.64	51,287
ING MAP PLUS NP9	4,741.397	11.74	55,664
Qualified V	5,191.085	12.90	66,965
Qualified VI	546,581.327	12.96	7,083,694
Qualified X (1.15)	20,704.696	12.99	268,954
Qualified X (1.25)	67,909.027	12.96	880,101
Qualified XII (0.05)	15,868.353	13.24	210,097
Qualified XII (0.30)	17,095.410	13.29	227,198
Qualified XII (0.45)	831.420	13.24	11,008
Qualified XII (0.55)	2,258.895	13.21	29,840
Qualified XII (0.60)	4,112.586	13.19	54,245
Qualified XII (0.65)	3,960.288	13.17	52,157
Qualified XII (0.70)	25,834.525	13.15	339,724
Qualified XII (0.75)	3,892.536	13.13	51,109
Qualified XII (0.80)	48,531.631	13.12	636,735
Qualified XII (0.85)	45,338.932	13.10	593,940
Qualified XII (0.90)	2,817.049	13.08	36,847
Qualified XII (0.95)	35,544.793	13.06	464,215
Qualified XII (1.00)	1,020,331.571	13.05	13,315,327
Qualified XII (1.05)	7,977.820	13.03	103,951
Qualified XII (1.10)	8,794.005	13.01	114,410
Qualified XII (1.15)	7,598.999	12.99	98,711
Qualified XII (1.20)	570.955	12.98	7,411
Qualified XII (1.25)	6,473.611	12.96	83,898
Qualified XII (1.35)	1,120.573	12.93	14,489
Qualified XII (1.40)	6,038.497	12.91	77,957
Qualified XII (1.45)	209.930	12.89	2,706
Qualified XII (1.50)	45.843	12.87	590
Qualified XV	615.544	13.06	8,039
Qualified XVI	14,510.334	12.87	186,748
Qualified XVII	4,014.892	12.96	52,033
Qualified XVIII	1,526.130	13.05	19,916
Qualified XXI	3,944.131	13.12	51,747
Qualified XXIV	10,577.634	13.10	138,567
Qualified XXV	7,022.696	13.13	92,208
Qualified XXVI	946.942	13.08	12,386
Qualified XXXII	681.693	12.29	8,378
Qualified XXXIV (0.60)	2,423.957	13.19	31,972
	1,961,045.807		$ 25,576,555

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth
Currently payable annuity contracts:			$ 112,360
Contracts in accumulation period:
ING MAP PLUS NP15	1,247.947	$ 12.18	15,200
ING MAP PLUS NP29	3,653.179	12.11	44,240
ING MAP PLUS NP30	19.835	12.10	240
NYSUT 457	391,073.046	16.51	6,456,616
Qualified V	4,785.417	14.40	68,910
Qualified VI	1,308,858.535	14.47	18,939,183
Qualified X (1.15)	13,196.485	14.51	191,481
Qualified X (1.25)	94,897.167	14.47	1,373,162
Qualified XII (0.05)	19,456.157	14.78	287,562
Qualified XII (0.30)	16,321.361	14.84	242,209
Qualified XII (0.45)	8.187	14.78	121
Qualified XII (0.55)	5,640.095	14.74	83,135
Qualified XII (0.60)	16,443.682	14.72	242,051
Qualified XII (0.65)	17,254.354	14.70	253,639
Qualified XII (0.70)	20,156.130	14.68	295,892
Qualified XII (0.75)	11,692.701	14.66	171,415
Qualified XII (0.80)	379,717.008	14.64	5,559,057
Qualified XII (0.85)	36,449.727	14.62	532,895
Qualified XII (0.90)	3,585.890	14.60	52,354
Qualified XII (0.95)	56,330.384	14.58	821,297
Qualified XII (1.00)	1,200,899.657	14.56	17,485,099
Qualified XII (1.05)	12,763.549	14.54	185,582
Qualified XII (1.10)	15,391.942	14.52	223,491
Qualified XII (1.15)	16,630.531	14.51	241,309
Qualified XII (1.20)	1,809.455	14.49	26,219
Qualified XII (1.25)	15,183.552	14.47	219,706
Qualified XII (1.30)	1,536.817	14.45	22,207
Qualified XII (1.35)	6,600.000	14.43	95,238
Qualified XII (1.40)	4,658.987	14.41	67,136
Qualified XII (1.45)	1,716.539	14.39	24,701
Qualified XII (1.50)	1,075.018	14.37	15,448
Qualified XV	2,375.994	14.58	34,642
Qualified XVI	28,781.907	14.37	413,596
Qualified XVII	2,516.586	14.47	36,415
Qualified XVIII	723.352	14.56	10,532
Qualified XXI	15,657.855	14.64	229,231
Qualified XXIV	189,904.378	14.62	2,776,402
Qualified XXV	15,872.442	14.66	232,690
Qualified XXVI	8,430.548	14.60	123,086
Qualified XXXII	1,146.404	12.93	14,823
Qualified XXXIII (0.40)	3,429.986	14.84	50,901
Qualified XXXIV (0.60)	3,080.775	14.72	45,349
	3,950,973.561		$ 58,316,822

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Goldman Sachs® Capital Growth
Contracts in accumulation period:
Qualified VI	47,392.891	$ 10.83	$ 513,265
Qualified X (1.15)	3,504.258	10.57	37,040
Qualified X (1.25)	16,860.542	9.96	167,931
Qualified XII (0.60)	5,979.294	11.06	66,131
Qualified XII (0.65)	1,440.671	11.04	15,905
Qualified XII (0.70)	10,311.978	11.02	113,638
Qualified XII (0.75)	502.272	11.00	5,525
Qualified XII (0.80)	9,063.785	10.99	99,611
Qualified XII (0.85)	4,079.945	10.97	44,757
Qualified XII (0.90)	3,065.479	10.95	33,567
Qualified XII (0.95)	2,307.686	10.93	25,223
Qualified XII (1.00)	13,111.996	10.92	143,183
Qualified XII (1.05)	473.395	10.90	5,160
Qualified XII (1.10)	4,113.419	10.88	44,754
Qualified XII (1.15)	517.939	10.87	5,630
Qualified XII (1.20)	61.475	10.85	667
Qualified XII (1.25)	1,405.540	10.83	15,222
Qualified XII (1.35)	746.945	10.80	8,067
Qualified XII (1.40)	840.353	10.78	9,059
Qualified XII (1.45)	735.966	10.76	7,919
Qualified XII (1.50)	774.418	10.75	8,325
Qualified XV	686.825	10.93	7,507
Qualified XVI	1,521.581	10.75	16,357
Qualified XXI	2,245.314	10.99	24,676
Qualified XXIV	2,791.515	10.96	30,595
Qualified XXV	3,494.000	11.00	38,434
Qualified XXXIV (0.60)	170.615	11.06	1,887
	138,200.097		$ 1,490,035

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan International
Currently payable annuity contracts:			$ 168,658
Contracts in accumulation period:
Qualified V	206.729	$ 21.25	4,393
Qualified VI	1,943,759.127	21.75	42,276,761
Qualified VIII	15,393.282	18.31	281,851
Qualified X (1.15)	40,527.922	21.99	891,209
Qualified X (1.25)	249,911.632	21.75	5,435,578
Qualified XII (0.05)	30,799.516	22.73	700,073
Qualified XII (0.15)	26,559.929	11.33	300,924
Qualified XII (0.25)	265,488.800	11.34	3,010,643
Qualified XII (0.30)	173,693.186	11.30	1,962,733
Qualified XII (0.45)	52,044.057	11.19	582,373
Qualified XII (0.55)	45,278.328	11.12	503,495
Qualified XII (0.60)	219,100.986	11.16	2,445,167
Qualified XII (0.65)	16,469.293	11.04	181,821
Qualified XII (0.70)	307,015.531	11.01	3,380,241
Qualified XII (0.75)	257,685.779	10.97	2,826,813
Qualified XII (0.80)	364,379.514	12.35	4,500,087
Qualified XII (0.85)	448,991.842	15.20	6,824,676
Qualified XII (0.90)	15,140.049	12.26	185,617
Qualified XII (0.95)	160,284.727	15.06	2,413,888
Qualified XII (1.00)	1,046,819.133	15.00	15,702,287
Qualified XII (1.05)	94,588.152	14.94	1,413,147
Qualified XII (1.10)	39,743.309	14.87	590,983
Qualified XII (1.15)	38,421.337	14.81	569,020
Qualified XII (1.20)	8,361.262	14.74	123,245
Qualified XII (1.25)	14,206.676	14.68	208,554
Qualified XII (1.30)	476.197	14.62	6,962
Qualified XII (1.35)	2,111.409	14.55	30,721
Qualified XII (1.40)	7,761.353	14.49	112,462
Qualified XII (1.45)	1,183.992	14.43	17,085
Qualified XII (1.50)	3,060.890	14.37	43,985
Qualified XV	24,859.919	22.28	553,879
Qualified XVI	44,164.323	21.33	942,025
Qualified XVII	747.356	21.75	16,255
Qualified XVIII	5,214.713	21.75	113,420
Qualified XXI	25,220.294	22.47	566,700
Qualified XXIV	41,210.934	15.09	621,873
Qualified XXV	11,250.720	22.22	249,991
Qualified XXVI	1,545.220	22.07	34,103
Qualified XXVII	1,495,567.932	22.92	34,278,417
Qualified XXVIII	132,364.551	22.85	3,024,530
Qualified XXXII	32,166.586	12.36	397,579
Qualified XXXIII (0.65)	1,296.369	11.29	14,636
Qualified XXXIV (0.60)	3,836.111	11.16	42,811
	7,708,908.967		$ 138,551,671

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value
Currently payable annuity contracts:			$ 48,594
Contracts in accumulation period:
ING MAP PLUS NP14	2,000.086	$ 11.71	23,421
Qualified VI	500,885.022	14.02	7,022,408
Qualified X (1.15)	9,837.980	14.06	138,322
Qualified X (1.25)	103,004.850	14.02	1,444,128
Qualified XII (0.05)	17,020.796	14.33	243,908
Qualified XII (0.45)	3,407.606	14.33	48,831
Qualified XII (0.55)	706.858	14.29	10,101
Qualified XII (0.60)	6,377.856	14.27	91,012
Qualified XII (0.65)	2,589.824	14.25	36,905
Qualified XII (0.70)	38,818.552	14.23	552,388
Qualified XII (0.75)	7,011.049	14.21	99,627
Qualified XII (0.80)	8,974.419	14.19	127,347
Qualified XII (0.85)	35,354.161	14.18	501,322
Qualified XII (0.90)	1,650.918	14.16	23,377
Qualified XII (0.95)	34,195.615	14.14	483,526
Qualified XII (1.00)	157,368.413	14.12	2,222,042
Qualified XII (1.05)	15,657.589	14.10	220,772
Qualified XII (1.10)	6,863.210	14.08	96,634
Qualified XII (1.15)	2,497.155	14.06	35,110
Qualified XII (1.20)	346.439	14.04	4,864
Qualified XII (1.25)	6,702.211	14.02	93,965
Qualified XII (1.35)	4,854.038	13.99	67,908
Qualified XII (1.40)	2,995.776	13.97	41,851
Qualified XII (1.45)	117.420	13.95	1,638
Qualified XII (1.50)	1,296.913	13.93	18,066
Qualified XV	702.900	14.14	9,939
Qualified XVI	12,237.616	13.93	170,470
Qualified XVII	3,910.556	14.02	54,826
Qualified XVIII	291.360	14.12	4,114
Qualified XXI	2,887.738	14.19	40,977
Qualified XXIV	13,829.076	14.17	195,958
Qualified XXV	12,871.569	14.21	182,905
Qualified XXVI	2,285.452	14.16	32,362
Qualified XXXII	2,097.623	12.20	25,591
Qualified XXXIV (0.60)	782.972	14.27	11,173
	1,022,431.618		$ 14,426,382

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Capital Opportunities
Currently payable annuity contracts:			$ 251,028
Contracts in accumulation period:
Qualified V	1,105.902	$ 23.55	26,044
Qualified VI	1,737,722.581	23.87	41,479,438
Qualified VIII	6,676.402	20.51	136,933
Qualified X (1.15)	8,988.517	10.45	93,930
Qualified X (1.25)	216,682.467	10.38	2,249,164
Qualified XII (0.05)	11,799.078	24.95	294,387
Qualified XII (0.15)	15,272.653	9.80	149,672
Qualified XII (0.25)	118,634.403	11.22	1,331,078
Qualified XII (0.30)	111,950.626	11.18	1,251,608
Qualified XII (0.40)	117,534.518	16.31	1,916,988
Qualified XII (0.45)	22,876.243	11.07	253,240
Qualified XII (0.55)	54,131.091	11.00	595,442
Qualified XII (0.60)	103,895.438	10.96	1,138,694
Qualified XII (0.65)	23,224.519	10.93	253,844
Qualified XII (0.70)	271,878.237	10.89	2,960,754
Qualified XII (0.75)	218,187.281	10.85	2,367,332
Qualified XII (0.80)	337,909.313	12.24	4,136,010
Qualified XII (0.85)	409,677.750	15.91	6,517,973
Qualified XII (0.90)	18,050.723	11.77	212,457
Qualified XII (0.95)	171,616.741	15.77	2,706,396
Qualified XII (1.00)	1,163,385.096	15.70	18,265,146
Qualified XII (1.05)	83,153.167	15.63	1,299,684
Qualified XII (1.10)	64,680.861	15.57	1,007,081
Qualified XII (1.15)	32,796.000	15.50	508,338
Qualified XII (1.20)	10,874.854	15.43	167,799
Qualified XII (1.25)	18,406.315	15.36	282,721
Qualified XII (1.30)	835.163	15.30	12,778
Qualified XII (1.35)	2,099.606	15.23	31,977
Qualified XII (1.40)	24,274.885	15.17	368,250
Qualified XII (1.45)	17.616	15.10	266
Qualified XII (1.50)	3,058.777	15.04	46,004
Qualified XV	18,922.731	24.46	462,850
Qualified XVI	32,748.526	23.41	766,643
Qualified XVII	4,325.011	23.87	103,238
Qualified XVIII	4,785.164	10.38	49,670
Qualified XXI	19,334.753	24.66	476,795
Qualified XXIV	48,729.620	15.80	769,928
Qualified XXV	20,235.029	24.38	493,330
Qualified XXVI	5,173.917	24.23	125,364
Qualified XXVII	1,485,047.476	29.32	43,541,592
Qualified XXVIII	145,586.042	29.23	4,255,480
Qualified XXXII	4,770.364	11.54	55,050
Qualified XXXIV (0.60)	15,720.438	10.96	172,296
	7,186,775.894		$ 143,584,692

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING OpCap Balanced Value
Currently payable annuity contracts:			$ 217,678
Contracts in accumulation period:
Qualified VI	709,971.778	$ 13.50	9,584,619
Qualified VIII	891.704	13.50	12,038
Qualified X (1.15)	7,863.512	11.73	92,239
Qualified X (1.25)	130,940.856	11.21	1,467,847
Qualified XII (0.55)	835.724	13.80	11,533
Qualified XII (0.60)	5,634.180	13.78	77,639
Qualified XII (0.65)	3,882.049	13.76	53,417
Qualified XII (0.70)	24,630.713	13.74	338,426
Qualified XII (0.75)	9,328.446	13.71	127,893
Qualified XII (0.80)	63,324.690	13.69	866,915
Qualified XII (0.85)	41,647.257	13.67	569,318
Qualified XII (0.90)	850.476	13.65	11,609
Qualified XII (0.95)	46,041.966	13.63	627,552
Qualified XII (1.00)	329,038.868	13.61	4,478,219
Qualified XII (1.05)	8,685.946	13.59	118,042
Qualified XII (1.10)	15,796.460	13.56	214,200
Qualified XII (1.15)	4,088.922	13.54	55,364
Qualified XII (1.20)	1,498.743	13.52	20,263
Qualified XII (1.25)	11,023.704	13.50	148,820
Qualified XII (1.30)	643.249	13.48	8,671
Qualified XII (1.35)	284.621	13.46	3,831
Qualified XII (1.40)	2,355.060	13.44	31,652
Qualified XII (1.45)	41.729	13.42	560
Qualified XII (1.50)	455.265	13.39	6,096
Qualified XV	680.044	13.63	9,269
Qualified XVI	15,377.969	13.39	205,911
Qualified XVII	5,203.778	13.50	70,251
Qualified XVIII	5,824.214	11.77	68,551
Qualified XXI	2,426.515	13.69	33,219
Qualified XXIV	8,655.962	13.67	118,327
Qualified XXV	54,209.701	13.71	743,215
Qualified XXVI	2,619.341	13.65	35,754
Qualified XXXII	2,714.960	11.23	30,489
Qualified XXXIV (0.60)	1,056.314	13.78	14,556
	1,518,524.716		$ 20,473,983

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global
Currently payable annuity contracts:			$ 19,957
Contracts in accumulation period:
Qualified VI	80,311.545	$ 12.30	987,832
Qualified X (1.15)	2,557.421	12.33	31,533
Qualified X (1.25)	37,841.707	12.30	465,453
Qualified XII (0.60)	1,416.773	12.52	17,738
Qualified XII (0.65)	841.520	12.50	10,519
Qualified XII (0.70)	2,317.869	12.48	28,927
Qualified XII (0.75)	718.043	12.47	8,954
Qualified XII (0.80)	677.751	12.45	8,438
Qualified XII (0.85)	8,403.379	12.43	104,454
Qualified XII (0.90)	30.757	12.42	382
Qualified XII (0.95)	6,815.403	12.40	84,511
Qualified XII (1.00)	14,174.556	12.38	175,481
Qualified XII (1.05)	1,822.069	12.37	22,539
Qualified XII (1.10)	3,156.356	12.35	38,981
Qualified XII (1.15)	742.903	12.33	9,160
Qualified XII (1.20)	529.302	12.32	6,521
Qualified XII (1.25)	3,837.805	12.30	47,205
Qualified XII (1.35)	73.838	12.27	906
Qualified XII (1.40)	252.980	12.25	3,099
Qualified XII (1.45)	197.056	12.23	2,410
Qualified XII (1.50)	498.936	12.22	6,097
Qualified XV	776.452	12.40	9,628
Qualified XVI	2,533.061	12.22	30,954
Qualified XVII	1,804.390	12.30	22,194
Qualified XXI	1,874.458	12.45	23,337
Qualified XXIV	6,454.224	12.43	80,226
Qualified XXV	1,332.638	12.47	16,618
Qualified XXVI	11.514	12.42	143
Qualified XXXIV (0.60)	10.543	12.52	132
	182,015.249		$ 2,264,329

  159

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return
Currently payable annuity contracts:			$ 155,772
Contracts in accumulation period:
ING MAP PLUS NP10	10,556.214	$ 10.30	108,729
ING MAP PLUS NP11	6,879.224	10.30	70,856
ING MAP PLUS NP14	18.677	10.28	192
ING MAP PLUS NP15	11,972.665	10.28	123,079
ING MAP PLUS NP16	1,268.482	10.28	13,040
ING MAP PLUS NP22	9,380.585	10.25	96,151
ING MAP PLUS NP26	89.248	10.23	913
ING MAP PLUS NP29	8,365.069	10.22	85,491
ING MAP PLUS NP30	193.634	10.21	1,977
ING MAP PLUS NP9	19,012.028	10.31	196,014
NYSUT 457	542,483.476	10.47	5,679,802
Qualified VI	1,556,975.771	11.35	17,671,675
Qualified VIII	551.675	11.34	6,256
Qualified X (1.15)	1,309.226	11.38	14,899
Qualified X (1.25)	166,329.956	11.35	1,887,845
Qualified XII (0.45)	18,867.472	11.59	218,674
Qualified XII (0.55)	13,155.104	11.56	152,073
Qualified XII (0.60)	32,492.987	11.55	375,294
Qualified XII (0.65)	51,418.820	11.53	592,859
Qualified XII (0.70)	82,791.052	11.51	952,925
Qualified XII (0.75)	65,092.000	11.50	748,558
Qualified XII (0.80)	98,497.125	11.48	1,130,747
Qualified XII (0.85)	84,251.002	11.47	966,359
Qualified XII (0.90)	28,670.743	11.45	328,280
Qualified XII (0.95)	222,087.063	11.44	2,540,676
Qualified XII (1.00)	396,237.040	11.42	4,525,027
Qualified XII (1.05)	76,586.679	11.41	873,854
Qualified XII (1.10)	79,788.147	11.39	908,787
Qualified XII (1.15)	25,944.728	11.38	295,251
Qualified XII (1.20)	2,786.004	11.36	31,649
Qualified XII (1.25)	35,512.952	11.35	403,072
Qualified XII (1.30)	7,999.205	11.33	90,631
Qualified XII (1.35)	8,418.110	11.32	95,293
Qualified XII (1.40)	21,364.602	11.30	241,420
Qualified XII (1.45)	637.378	11.29	7,196
Qualified XII (1.50)	10,279.060	11.27	115,845
Qualified XV	2,390.385	11.44	27,346
Qualified XVI	30,622.715	11.27	345,118
Qualified XVII	2,754.890	11.35	31,268
Qualified XVIII	485.639	11.42	5,546

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return (continued)
Qualified XXI	8,165.766	$ 11.48	$ 93,743
Qualified XXIV	32,633.158	11.46	373,976
Qualified XXV	13,375.739	11.50	153,821
Qualified XXVI	8,977.380	11.45	102,791
Qualified XXVIII	59,773.468	11.42	682,613
Qualified XXXII	2,093.217	10.32	21,602
Qualified XXXIII (0.40)	5,432.388	11.64	63,233
Qualified XXXIV (0.60)	7,225.282	11.55	83,452
	3,872,193.230		$ 43,691,670

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth - Initial Class
Currently payable annuity contracts:			$ 75,936
Contracts in accumulation period:
Qualified V	1,747.353	$ 13.79	24,096
Qualified VI	6,351,424.750	13.98	88,792,918
Qualified VIII	9,713.183	14.64	142,201
Qualified X (1.15)	77,555.092	14.14	1,096,629
Qualified X (1.25)	783,198.999	13.98	10,949,122
Qualified XII (0.05)	108,486.311	14.61	1,584,985
Qualified XII (0.15)	96,866.023	9.83	952,193
Qualified XII (0.25)	532,751.929	8.55	4,555,029
Qualified XII (0.30)	316,413.482	8.53	2,699,007
Qualified XII (0.40)	325,708.749	9.83	3,201,717
Qualified XII (0.45)	89,165.403	8.44	752,556
Qualified XII (0.55)	75,108.343	8.39	630,159
Qualified XII (0.60)	409,066.873	9.69	3,963,858
Qualified XII (0.65)	49,434.574	8.33	411,790
Qualified XII (0.70)	704,952.892	8.30	5,851,109
Qualified XII (0.75)	682,535.387	8.28	5,651,393
Qualified XII (0.80)	1,411,026.516	8.90	12,558,136
Qualified XII (0.85)	913,925.756	9.59	8,764,548
Qualified XII (0.90)	56,375.467	8.56	482,574
Qualified XII (0.95)	498,957.518	9.51	4,745,086
Qualified XII (1.00)	2,680,860.148	9.46	25,360,937
Qualified XII (1.05)	322,443.843	9.42	3,037,421
Qualified XII (1.10)	113,872.601	9.38	1,068,125
Qualified XII (1.15)	96,078.052	9.34	897,369
Qualified XII (1.20)	21,375.806	9.30	198,795
Qualified XII (1.25)	75,333.477	9.26	697,588
Qualified XII (1.30)	4,454.989	9.22	41,075
Qualified XII (1.35)	3,826.689	9.18	35,129
Qualified XII (1.40)	28,924.617	9.14	264,371
Qualified XII (1.45)	1,027.913	9.10	9,354
Qualified XII (1.50)	13,214.128	9.06	119,720
Qualified XV	18,930.726	14.32	271,088
Qualified XVI	121,537.126	13.71	1,666,274
Qualified XVII	8,385.408	13.98	117,228
Qualified XVIII	12,916.953	13.98	180,579
Qualified XXI	111,022.853	14.44	1,603,170
Qualified XXII	235.391	14.58	3,432
Qualified XXIV	217,272.164	9.52	2,068,431
Qualified XXV	91,393.487	14.28	1,305,099
Qualified XXVI	17,716.420	14.19	251,396
Qualified XXVII	1,787,806.040	14.24	25,458,358
Qualified XXVIII	347,655.282	14.20	4,936,705
Qualified XXXII	27,508.071	11.40	313,592
Qualified XXXIV (0.60)	58,049.433	9.69	562,499
	19,676,256.217		$ 228,352,777

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth -Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	1,589.050	$ 10.32	$ 16,399
	1,589.050		$ 16,399

ING Salomon Brothers Fundamental Value
Currently payable annuity contracts:			$ 55,048
Contracts in accumulation period:
Qualified VI	306,680.000	$ 17.70	5,428,236
Qualified X (1.15)	13,555.993	11.43	154,945
Qualified X (1.25)	47,082.464	11.12	523,557
Qualified XII (0.55)	1,372.099	18.10	24,835
Qualified XII (0.60)	2,690.482	18.07	48,617
Qualified XII (0.65)	1,791.519	18.04	32,319
Qualified XII (0.70)	7,819.378	18.01	140,827
Qualified XII (0.75)	2,785.595	17.98	50,085
Qualified XII (0.80)	45,977.381	17.95	825,294
Qualified XII (0.85)	9,257.278	17.93	165,983
Qualified XII (0.90)	411.173	17.90	7,360
Qualified XII (0.95)	19,332.513	17.87	345,472
Qualified XII (1.00)	92,648.262	17.84	1,652,845
Qualified XII (1.05)	5,108.984	17.81	90,991
Qualified XII (1.10)	4,387.296	17.79	78,050
Qualified XII (1.15)	4,549.437	17.76	80,798
Qualified XII (1.20)	607.276	17.73	10,767
Qualified XII (1.25)	4,881.752	17.70	86,407
Qualified XII (1.30)	411.602	17.67	7,273
Qualified XII (1.35)	113.825	17.65	2,009
Qualified XII (1.40)	1,012.259	17.62	17,836
Qualified XII (1.45)	12.621	17.59	222
Qualified XII (1.50)	450.570	17.56	7,912
Qualified XV	485.618	17.87	8,678
Qualified XVI	4,496.128	17.56	78,952
Qualified XVII	2,518.475	17.70	44,577
Qualified XVIII	786.312	11.47	9,019
Qualified XXI	1,151.699	17.95	20,673
Qualified XXIV	10,106.473	17.92	181,108
Qualified XXV	6,699.777	17.98	120,462
Qualified XXVI	3,101.062	17.90	55,509
Qualified XXXIV (0.60)	112.673	18.07	2,036
	602,397.976		$ 10,358,702

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Investors Value
Contracts in accumulation period:
Qualified VI	205,506.869	$ 13.83	$ 2,842,160
Qualified X (1.15)	10,591.855	11.05	117,040
Qualified X (1.25)	45,542.830	10.74	489,130
Qualified XII (0.55)	2,305.516	14.14	32,600
Qualified XII (0.60)	5,856.303	14.12	82,691
Qualified XII (0.65)	3,123.901	14.10	44,047
Qualified XII (0.70)	1,362.331	14.07	19,168
Qualified XII (0.75)	6,564.199	14.05	92,227
Qualified XII (0.80)	6,339.273	14.03	88,940
Qualified XII (0.85)	3,688.294	14.01	51,673
Qualified XII (0.90)	1,639.886	13.99	22,942
Qualified XII (0.95)	16,981.877	13.96	237,067
Qualified XII (1.00)	75,959.326	13.94	1,058,873
Qualified XII (1.05)	4,342.026	13.92	60,441
Qualified XII (1.10)	8,955.468	13.90	124,481
Qualified XII (1.15)	683.718	13.88	9,490
Qualified XII (1.20)	716.751	13.85	9,927
Qualified XII (1.25)	4,607.013	13.83	63,715
Qualified XII (1.30)	123.461	13.81	1,705
Qualified XII (1.35)	287.455	13.79	3,964
Qualified XII (1.40)	1,394.989	13.77	19,209
Qualified XII (1.45)	13.891	13.75	191
Qualified XII (1.50)	79.956	13.72	1,097
Qualified XV	1,620.702	13.96	22,625
Qualified XVI	3,172.376	13.72	43,525
Qualified XVIII	630.090	11.10	6,994
Qualified XXI	397.933	14.03	5,583
Qualified XXIV	6,090.214	14.00	85,263
Qualified XXV	2,086.335	14.05	29,313
Qualified XXVI	6,161.902	13.99	86,205
Qualified XXXIV (0.60)	551.487	14.12	7,787
	427,378.227		$ 5,760,073

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth - Service Class
Currently payable annuity contracts:			$ 8,851
Contracts in accumulation period:
ING MAP PLUS NP10	2,116.908	$ 10.35	21,910
ING MAP PLUS NP26	18.306	10.27	188
Qualified V	89.528	7.64	684
Qualified VI	677,904.296	7.68	5,206,305
Qualified VIII	676.693	7.68	5,197
Qualified X (1.15)	10,833.570	11.23	121,661
Qualified X (1.25)	69,085.154	10.98	758,555
Qualified XII (0.45)	1,681.599	7.88	13,251
Qualified XII (0.55)	2,690.064	7.85	21,117
Qualified XII (0.60)	11,130.229	7.84	87,261
Qualified XII (0.65)	25,815.198	7.83	202,133
Qualified XII (0.70)	31,561.892	7.82	246,814
Qualified XII (0.75)	53,499.231	7.80	417,294
Qualified XII (0.80)	16,533.248	7.79	128,794
Qualified XII (0.85)	13,063.625	7.78	101,635
Qualified XII (0.90)	3,675.675	7.77	28,560
Qualified XII (0.95)	40,373.935	7.75	312,898
Qualified XII (1.00)	149,479.974	7.74	1,156,975
Qualified XII (1.05)	9,273.997	7.73	71,688
Qualified XII (1.10)	7,459.715	7.72	57,589
Qualified XII (1.15)	3,261.479	7.71	25,146
Qualified XII (1.20)	1,319.895	7.69	10,150
Qualified XII (1.25)	8,184.766	7.68	62,859
Qualified XII (1.30)	39.243	7.67	301
Qualified XII (1.35)	774.543	7.66	5,933
Qualified XII (1.40)	3,195.033	7.65	24,442
Qualified XII (1.45)	1,173.001	7.63	8,950
Qualified XII (1.50)	412.598	7.62	3,144
Qualified XV	1,757.807	7.75	13,623
Qualified XVI	11,544.619	7.62	87,970
Qualified XVIII	715.084	11.27	8,059
Qualified XXI	5,289.345	7.79	41,204
Qualified XXIV	17,675.579	7.78	137,516
Qualified XXV	17,455.769	7.80	136,155
Qualified XXVI	4,389.833	7.77	34,109
Qualified XXXII	1,656.069	11.04	18,283
Qualified XXXIV (0.60)	860.842	7.84	6,749
	1,206,668.342		$ 9,593,953

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity - Initial Class
Currently payable annuity contracts:			$ 621,714
Contracts in accumulation period:
Qualified V	5,468.890	$ 20.54	112,331
Qualified VI	5,111,066.504	20.42	104,367,978
Qualified VIII	3,943.954	20.84	82,192
Qualified X (1.15)	45,231.948	23.10	1,044,858
Qualified X (1.25)	526,773.077	22.88	12,052,568
Qualified XII (0.05)	27,427.026	21.35	585,567
Qualified XII (0.15)	35,842.115	11.35	406,808
Qualified XII (0.25)	355,182.691	13.23	4,699,067
Qualified XII (0.30)	113,710.614	13.19	1,499,843
Qualified XII (0.40)	182,857.136	19.97	3,651,657
Qualified XII (0.45)	90,992.644	13.05	1,187,454
Qualified XII (0.55)	61,267.386	12.97	794,638
Qualified XII (0.60)	329,385.460	12.93	4,258,954
Qualified XII (0.65)	73,937.655	12.88	952,317
Qualified XII (0.70)	432,104.673	12.84	5,548,224
Qualified XII (0.75)	504,970.312	12.80	6,463,620
Qualified XII (0.80)	910,197.082	14.05	12,788,269
Qualified XII (0.85)	452,366.017	19.48	8,812,090
Qualified XII (0.90)	35,900.369	13.55	486,450
Qualified XII (0.95)	366,062.558	19.31	7,068,668
Qualified XII (1.00)	1,814,592.616	19.23	34,894,616
Qualified XII (1.05)	141,510.345	19.14	2,708,508
Qualified XII (1.10)	103,950.682	19.06	1,981,300
Qualified XII (1.15)	63,611.855	18.98	1,207,353
Qualified XII (1.20)	12,188.889	18.90	230,370
Qualified XII (1.25)	43,781.393	18.81	823,528
Qualified XII (1.30)	3,744.581	18.73	70,136
Qualified XII (1.35)	5,536.944	18.65	103,264
Qualified XII (1.40)	22,725.471	18.57	422,012
Qualified XII (1.45)	1,364.413	18.49	25,228
Qualified XII (1.50)	2,874.416	18.41	52,918
Qualified XV	13,139.293	20.92	274,874
Qualified XVI	113,758.462	20.03	2,278,582
Qualified XVII	18,169.001	20.42	371,011
Qualified XVIII	17,546.416	22.88	401,462
Qualified XXI	50,275.213	21.10	1,060,807
Qualified XXII	51.361	21.30	1,094

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity - Initial Class
(continued)
Qualified XXIV	113,343.071	$ 19.34	$ 2,192,055
Qualified XXV	51,058.964	20.86	1,065,090
Qualified XXVI	27,980.849	20.73	580,043
Qualified XXVII	1,771,555.859	23.81	42,180,745
Qualified XXVIII	836,544.121	23.73	19,851,192
Qualified XXXI	1,660.979	14.30	23,752
Qualified XXXII	22,446.365	11.28	253,195
Qualified XXXIII (0.65)	14,099.912	11.31	159,470
Qualified XXXIV (0.60)	53,153.983	12.93	687,281
	14,985,353.565		$ 291,385,153

ING T. Rowe Price Growth Equity - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	1,199.719	$ 10.70	$ 12,837
ING MAP PLUS NP23	1,126.642	10.66	12,010
ING MAP PLUS NP26	10.329	10.65	110
ING MAP PLUS NP27	38.064	10.64	405
ING MAP PLUS NP9	17,524.604	10.73	188,039
Qualified XII (1.00)	471.957	12.16	5,739
	20,371.315		$ 219,140

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity
Currently payable annuity contracts:			$ 556,022
Contracts in accumulation period:
Qualified V	1,580.312	$ 15.39	24,321
Qualified VI	4,099,188.783	15.69	64,316,272
Qualified VII	72,406.777	13.28	961,562
Qualified VIII	9,927.362	13.23	131,339
Qualified IX	2,814.803	13.24	37,268
Qualified X (1.15)	17,360.051	15.87	275,504
Qualified X (1.25)	435,084.640	15.69	6,826,478
Qualified XII (0.05)	24,235.610	16.40	397,464
Qualified XII (0.15)	69,111.920	10.57	730,513
Qualified XII (0.25)	316,547.768	10.53	3,333,248
Qualified XII (0.30)	140,200.476	10.50	1,472,105
Qualified XII (0.40)	82,379.504	10.49	864,161
Qualified XII (0.45)	45,064.292	10.39	468,218
Qualified XII (0.55)	39,465.053	10.33	407,674
Qualified XII (0.60)	178,525.265	10.41	1,858,448
Qualified XII (0.65)	73,274.074	10.26	751,792
Qualified XII (0.70)	207,964.090	10.22	2,125,393
Qualified XII (0.75)	230,728.263	10.19	2,351,121
Qualified XII (0.80)	393,586.121	11.24	4,423,908
Qualified XII (0.85)	603,217.106	10.23	6,170,911
Qualified XII (0.90)	19,509.283	10.88	212,261
Qualified XII (0.95)	251,553.748	10.14	2,550,755
Qualified XII (1.00)	924,555.050	10.10	9,338,006
Qualified XII (1.05)	84,091.443	10.05	845,119
Qualified XII (1.10)	61,545.155	10.01	616,067
Qualified XII (1.15)	68,288.666	9.97	680,838
Qualified XII (1.20)	10,417.843	9.92	103,345
Qualified XII (1.25)	27,296.761	9.88	269,692
Qualified XII (1.30)	505.691	9.84	4,976
Qualified XII (1.35)	1,012.360	9.79	9,911
Qualified XII (1.40)	7,714.051	9.75	75,212
Qualified XII (1.45)	1,074.562	9.71	10,434
Qualified XII (1.50)	4,027.198	9.67	38,943
Qualified XV	20,497.885	16.08	329,606
Qualified XVI	99,013.645	15.39	1,523,820

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity (continued)
Qualified XVII	83,120.714	$ 15.69	$ 1,304,164
Qualified XVIII	19,746.718	15.69	309,826
Qualified XIX	3,809.487	10.33	39,352
Qualified XX	4,784.937	13.61	65,123
Qualified XXI	37,904.318	16.21	614,429
Qualified XXIV	160,196.457	10.16	1,627,596
Qualified XXV	28,334.809	16.03	454,207
Qualified XXVI	13,043.126	15.93	207,777
Qualified XXVII	811,333.643	15.04	12,202,458
Qualified XXVIII	67,043.400	15.00	1,005,651
Qualified XXIX	1,221.748	13.61	16,628
Qualified XXX	49,597.327	13.47	668,076
Qualified XXXII	113,571.989	11.71	1,329,928
Qualified XXXIV (0.60)	50,894.428	10.41	529,811
	10,068,368.712		$ 135,467,733

ING Van Kampen Comstock
Currently payable annuity contracts:			1,076,022
Contracts in accumulation period:
ING MAP PLUS NP15	5,138.864	$ 11.27	57,915
ING MAP PLUS NP19	1,437.066	11.25	16,167
ING MAP PLUS NP26	35.772	11.21	401
NYSUT 457	777,785.992	14.42	11,215,674
Qualified VI	2,242,751.305	12.26	27,496,131
Qualified X (1.15)	33,720.081	12.30	414,757
Qualified X (1.25)	199,434.095	12.26	2,445,062
Qualified XII (0.55)	11,573.520	12.50	144,669
Qualified XII (0.60)	14,256.009	12.48	177,915
Qualified XII (0.65)	1,846.870	12.46	23,012
Qualified XII (0.70)	55,048.755	12.45	685,357
Qualified XII (0.75)	74,284.875	12.43	923,361
Qualified XII (0.80)	503,772.039	12.41	6,251,811
Qualified XII (0.85)	71,278.871	12.40	883,858
Qualified XII (0.90)	9,594.507	12.38	118,780
Qualified XII (0.95)	67,853.883	12.36	838,674
Qualified XII (1.00)	1,224,022.834	12.35	15,116,682
Qualified XII (1.05)	42,391.971	12.33	522,693
Qualified XII (1.10)	20,591.145	12.31	253,477
Qualified XII (1.15)	5,506.504	12.30	67,730
Qualified XII (1.20)	798.860	12.28	9,810
Qualified XII (1.25)	25,514.600	12.26	312,809

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock
(continued)
Qualified XII (1.30)	97.224	$ 12.25	$ 1,191
Qualified XII (1.35)	1,466.967	12.23	17,941
Qualified XII (1.40)	3,281.818	12.21	40,071
Qualified XII (1.45)	138.934	12.20	1,695
Qualified XII (1.50)	1,414.203	12.18	17,225
Qualified XV	5,083.010	12.36	62,826
Qualified XVI	23,542.447	12.18	286,747
Qualified XVII	9,860.196	12.26	120,886
Qualified XVIII	12,843.724	12.35	158,620
Qualified XXI	4,593.796	12.41	57,009
Qualified XXIV	128,475.948	12.39	1,591,817
Qualified XXV	13,509.734	12.43	167,926
Qualified XXVI	1,756.220	12.38	21,742
Qualified XXXII	3,401.492	12.06	41,022
Qualified XXXIII (0.40)	4,360.255	12.58	54,852
Qualified XXXIV (0.60)	2,896.234	12.48	36,145
	5,605,360.620		$ 71,730,482

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income
Contracts in accumulation period:
Qualified VI	31,479.363	$ 32.32	$ 1,017,413
Qualified VIII	1,629.301	32.32	52,659
Qualified X (1.15)	12,362.671	11.01	136,113
Qualified X (1.25)	34,199.425	10.44	357,042
Qualified XII (0.55)	378.481	33.04	12,505
Qualified XII (0.60)	920.218	32.99	30,358
Qualified XII (0.65)	70.128	32.94	2,310
Qualified XII (0.70)	3,253.907	32.89	107,021
Qualified XII (0.75)	747.899	32.84	24,561
Qualified XII (0.80)	3,995.181	32.79	131,002
Qualified XII (0.85)	325.145	32.73	10,642
Qualified XII (0.90)	11.138	32.68	364
Qualified XII (0.95)	3,251.517	32.63	106,097
Qualified XII (1.00)	4,784.131	32.58	155,867
Qualified XII (1.05)	995.297	32.53	32,377
Qualified XII (1.10)	257.297	32.48	8,357
Qualified XII (1.15)	137.404	32.43	4,456
Qualified XII (1.20)	87.214	32.38	2,824
Qualified XII (1.25)	1,742.760	32.32	56,326
Qualified XII (1.35)	10.956	32.22	353
Qualified XII (1.40)	1,340.566	32.17	43,126
Qualified XII (1.45)	4.234	32.12	136
Qualified XII (1.50)	116.277	32.07	3,729
Qualified XV	228.226	32.63	7,447
Qualified XVI	497.350	32.07	15,950
Qualified XVIII	1,012.839	11.06	11,202
Qualified XXI	285.056	32.79	9,347
Qualified XXIV	320.263	32.72	10,479
Qualified XXV	605.298	32.84	19,878
Qualified XXVI	46.297	32.68	1,513
Qualified XXXIV (0.60)	6.365	32.99	210
	105,102.204		$ 2,371,664

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Balanced
Currently payable annuity contracts:			$ 405,199
Contracts in accumulation period:
ING MAP PLUS NP11	31.598	$ 10.76	340
ING MAP PLUS NP15	1,233.799	10.74	13,251
ING MAP PLUS NP16	17,697.018	10.73	189,889
ING MAP PLUS NP17	1,747.810	10.73	18,754
ING MAP PLUS NP22	4,658.599	10.70	49,847
ING MAP PLUS NP29	7,268.510	10.67	77,555
ING MAP PLUS NP7	2,235.622	10.78	24,100
Qualified V	71.016	16.94	1,203
Qualified VI	1,643,993.604	17.20	28,276,690
Qualified X (1.15)	10,877.953	17.78	193,410
Qualified X (1.25)	202,176.321	17.61	3,560,325
Qualified XII (0.00)	11,478.546	11.56	132,692
Qualified XII (0.05)	30,762.903	17.98	553,117
Qualified XII (0.25)	93,553.080	11.85	1,108,604
Qualified XII (0.30)	13,536.833	11.81	159,870
Qualified XII (0.40)	225,212.814	16.31	3,673,221
Qualified XII (0.45)	7,731.538	11.70	90,459
Qualified XII (0.55)	10,492.168	11.62	121,919
Qualified XII (0.60)	32,686.702	11.58	378,512
Qualified XII (0.65)	116,259.792	11.54	1,341,638
Qualified XII (0.70)	123,946.568	11.51	1,426,625
Qualified XII (0.75)	291,049.434	11.47	3,338,337
Qualified XII (0.80)	133,840.664	12.05	1,612,780
Qualified XII (0.85)	190,198.303	15.91	3,026,055
Qualified XII (0.90)	878.426	11.82	10,383
Qualified XII (0.95)	75,783.196	15.77	1,195,101
Qualified XII (1.00)	263,767.155	15.71	4,143,782
Qualified XII (1.05)	381,482.609	15.64	5,966,388
Qualified XII (1.10)	74,480.154	15.57	1,159,656
Qualified XII (1.15)	98,751.613	15.50	1,530,650
Qualified XII (1.20)	12,416.451	15.44	191,710
Qualified XII (1.25)	28,210.150	15.37	433,590
Qualified XII (1.30)	9,611.895	15.30	147,062
Qualified XII (1.35)	5,024.016	15.24	76,566
Qualified XII (1.40)	17,914.502	15.17	271,763
Qualified XII (1.45)	660.490	15.11	9,980
Qualified XII (1.50)	11,096.676	15.04	166,894

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Balanced
(continued)
Qualified XV	2,775.482	$ 17.62	$ 48,904
Qualified XVI	39,290.990	16.87	662,839
Qualified XVII	10,243.941	17.66	180,908
Qualified XVIII	14,230.420	18.08	257,286
Qualified XXI	6,888.857	17.77	122,415
Qualified XXII	508.974	17.94	9,131
Qualified XXIV	9,822.469	15.80	155,195
Qualified XXV	7,084.559	17.68	125,255
Qualified XXVII	95,248.821	17.39	1,656,377
Qualified XXVIII	125,814.887	17.33	2,180,372
Qualified XXXII	4,380.807	11.15	48,846
Qualified XXXIII (0.65)	186.794	11.51	2,150
Qualified XXXIV (0.60)	11,924.871	11.58	138,090
	4,481,220.400		$ 70,665,685

ING VP Strategic Allocation Growth
Currently payable annuity contracts:			$ 284,435
Contracts in accumulation period:
ING MAP PLUS NP11	880.110	$ 10.91	9,602
ING MAP PLUS NP15	549.954	10.89	5,989
ING MAP PLUS NP16	696.969	10.89	7,590
ING MAP PLUS NP17	8,778.125	10.88	95,506
ING MAP PLUS NP19	401.196	10.87	4,361
ING MAP PLUS NP22	539.871	10.86	5,863
ING MAP PLUS NP29	4,155.771	10.83	45,007
ING MAP PLUS NP7	1,152.150	10.93	12,593
Qualified V	24.657	17.52	432
Qualified VI	2,049,109.837	17.79	36,453,664
Qualified VIII	8.610	17.77	153
Qualified X (1.15)	19,820.249	18.47	366,080
Qualified X (1.25)	255,898.250	18.29	4,680,379
Qualified XII (0.00)	6,741.919	11.57	78,004
Qualified XII (0.05)	3,587.359	18.59	66,689
Qualified XII (0.25)	164,165.225	11.33	1,859,992
Qualified XII (0.30)	11,048.804	11.29	124,741
Qualified XII (0.40)	78,332.229	16.60	1,300,315
Qualified XII (0.45)	19,274.866	11.18	215,493
Qualified XII (0.55)	2,406.120	11.11	26,732
Qualified XII (0.60)	32,264.504	11.41	368,138
Qualified XII (0.65)	314,738.587	11.04	3,474,714
Qualified XII (0.70)	176,297.454	11.00	1,939,272

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth (continued)
Qualified XII (0.75)	262,631.752	$ 10.96	$ 2,878,444
Qualified XII (0.80)	160,170.052	11.62	1,861,176
Qualified XII (0.85)	235,562.322	16.19	3,813,754
Qualified XII (0.90)	1,087.170	11.38	12,372
Qualified XII (0.95)	92,191.900	16.05	1,479,680
Qualified XII (1.00)	540,415.582	15.98	8,635,841
Qualified XII (1.05)	137,114.582	15.91	2,181,493
Qualified XII (1.10)	60,402.525	15.84	956,776
Qualified XII (1.15)	77,379.518	15.77	1,220,275
Qualified XII (1.20)	14,378.663	15.70	225,745
Qualified XII (1.25)	20,915.985	15.64	327,126
Qualified XII (1.30)	17,514.644	15.57	272,703
Qualified XII (1.35)	2,284.387	15.50	35,408
Qualified XII (1.40)	22,433.376	15.43	346,147
Qualified XII (1.45)	1,151.269	15.37	17,695
Qualified XII (1.50)	4,965.294	15.30	75,969
Qualified XV	3,854.445	18.22	70,228
Qualified XVI	37,622.865	17.45	656,519
Qualified XVII	682.913	18.26	12,470
Qualified XVIII	3,919.116	18.78	73,601
Qualified XXI	9,322.633	18.38	171,350
Qualified XXII	1,446.200	18.55	26,827
Qualified XXIV	25,787.492	16.07	414,405
Qualified XXV	13,799.617	18.28	252,257
Qualified XXVI	320.473	18.17	5,823
Qualified XXVII	89,601.446	17.98	1,611,034
Qualified XXVIII	125,874.275	17.92	2,255,667
Qualified XXXII	6,059.421	11.41	69,138
Qualified XXXIII (0.65)	1,376.823	11.52	15,861
Qualified XXXIV (0.60)	22,075.986	11.41	251,887
	5,143,215.542		$ 81,653,415

ING VP Strategic Allocation Income
Currently payable annuity contracts:			$ 147,013
Contracts in accumulation period:
ING MAP PLUS NP11	234.659	$ 10.56	2,478
ING MAP PLUS NP15	1.802	10.54	19
ING MAP PLUS NP16	482.543	10.54	5,086
ING MAP PLUS NP17	605.224	10.53	6,373
ING MAP PLUS NP19	682.621	10.53	7,188
ING MAP PLUS NP22	871.931	10.51	9,164
ING MAP PLUS NP29	1,571.183	10.48	16,466

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Income (continued)
ING MAP PLUS NP7	1,270.794	$ 10.58	$ 13,445
Qualified V	7.344	16.75	123
Qualified VI	758,576.176	17.00	12,895,795
Qualified X (1.15)	25,649.710	17.24	442,201
Qualified X (1.25)	169,794.204	17.08	2,900,085
Qualified XII (0.00)	6,987.251	11.53	80,563
Qualified XII (0.05)	22,526.956	17.77	400,304
Qualified XII (0.25)	35,603.600	12.78	455,014
Qualified XII (0.30)	23,074.883	12.74	293,974
Qualified XII (0.40)	65,777.899	16.47	1,083,362
Qualified XII (0.45)	9,123.791	12.61	115,051
Qualified XII (0.55)	11,350.918	12.53	142,227
Qualified XII (0.60)	9,644.355	12.49	120,458
Qualified XII (0.65)	8,025.141	12.45	99,913
Qualified XII (0.70)	78,484.758	12.40	973,211
Qualified XII (0.75)	88,761.085	12.36	1,097,087
Qualified XII (0.80)	123,803.208	12.78	1,582,205
Qualified XII (0.85)	77,211.519	16.06	1,240,017
Qualified XII (0.90)	1,172.662	12.62	14,799
Qualified XII (0.95)	46,656.344	15.92	742,769
Qualified XII (1.00)	283,422.208	15.85	4,492,242
Qualified XII (1.05)	52,553.992	15.78	829,302
Qualified XII (1.10)	47,464.440	15.72	746,141
Qualified XII (1.15)	32,084.217	15.65	502,118
Qualified XII (1.20)	5,634.339	15.58	87,783
Qualified XII (1.25)	13,525.210	15.51	209,776
Qualified XII (1.30)	5,870.162	15.45	90,694
Qualified XII (1.35)	186.346	15.38	2,866
Qualified XII (1.40)	6,276.943	15.31	96,100
Qualified XII (1.45)	2,373.836	15.25	36,201
Qualified XII (1.50)	1,064.361	15.18	16,157
Qualified XV	488.060	17.42	8,502
Qualified XVI	17,194.065	16.68	286,797
Qualified XVII	13,823.998	17.46	241,367
Qualified XVIII	34,734.265	17.54	609,239
Qualified XXI	4,459.875	17.57	78,360
Qualified XXIV	4,794.169	15.95	76,467
Qualified XXV	8,237.986	17.48	144,000
Qualified XXVI	685.032	17.37	11,899
Qualified XXVII	103,950.320	17.19	1,786,906
Qualified XXVIII	62,417.922	17.13	1,069,219
Qualified XXXII	5,609.400	10.85	60,862
Qualified XXXIII (0.65)	1,007.484	11.49	11,576
Qualified XXXIV (0.60)	6,305.925	12.49	78,761
	2,282,117.116		$ 36,459,725

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Financial Services
Contracts in accumulation period:
ING MAP PLUS NP11	867.802	$ 10.87	$ 9,433
	867.802		$ 9,433

ING VP Growth and Income
Currently payable annuity contracts:			$ 160,981,298
Contracts in accumulation period:	-
Qualified I	49,405.214	$ 262.97	12,992,089
Qualified V	833.648	20.12	16,773
Qualified VI	47,359,132.269	20.36	964,231,933
Qualified VII	4,096,241.537	19.26	78,893,612
Qualified VIII	47,574.537	18.89	898,683
Qualified IX	7,968.462	19.50	155,385
Qualified X (1.15)	393,754.325	20.58	8,103,464
Qualified X (1.25)	7,775,013.408	20.36	158,299,273
Qualified XII (0.00)	508,123.771	9.76	4,959,288
Qualified XII (0.05)	312,468.186	21.28	6,649,323
Qualified XII (0.25)	3,746,929.829	8.75	32,785,636
Qualified XII (0.30)	652,353.036	8.73	5,695,042
Qualified XII (0.40)	209,927.202	14.30	3,001,959
Qualified XII (0.45)	445,801.851	8.64	3,851,728
Qualified XII (0.55)	555,941.492	8.58	4,769,978
Qualified XII (0.60)	2,284,440.853	9.62	21,976,321
Qualified XII (0.65)	319,937.398	8.53	2,729,066
Qualified XII (0.70)	1,973,731.412	8.50	16,776,717
Qualified XII (0.75)	3,949,109.682	8.47	33,448,959
Qualified XII (0.80)	5,924,538.769	9.26	54,861,229
Qualified XII (0.85)	4,937,394.476	13.94	68,827,279
Qualified XII (0.90)	198,181.341	8.95	1,773,723
Qualified XII (0.95)	1,979,763.097	13.82	27,360,326
Qualified XII (1.00)	8,778,508.648	13.76	120,792,279
Qualified XII (1.05)	637,201.168	13.70	8,729,656
Qualified XII (1.10)	389,152.713	13.64	5,308,043
Qualified XII (1.15)	307,388.955	13.58	4,174,342
Qualified XII (1.20)	56,739.985	13.53	767,692
Qualified XII (1.25)	126,305.568	13.47	1,701,336
Qualified XII (1.30)	7,111.558	13.41	95,366
Qualified XII (1.35)	4,384.120	13.35	58,528
Qualified XII (1.40)	33,485.930	13.29	445,028
Qualified XII (1.45)	400.226	13.24	5,299
Qualified XII (1.50)	10,519.955	13.18	138,653

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth and Income (continued)

Qualified XV	395,517.937	$ 20.85	$ 8,246,549
Qualified XVI	825,239.409	19.97	16,480,031
Qualified XVII	2,484,959.980	20.74	51,538,070
Qualified XVIII	2,731,469.528	20.74	56,650,678
Qualified XIX	21,775.951	267.99	5,835,737
Qualified XX	64,850.202	203.16	13,174,967
Qualified XXI	277,870.423	21.03	5,843,615
Qualified XXII	894.253	21.23	18,985
Qualified XXIV	1,098,789.675	13.85	15,218,237
Qualified XXV	517,779.599	20.93	10,837,127
Qualified XXVI	75,251.563	20.79	1,564,480
Qualified XXVII	784,199.633	201.50	158,016,226
Qualified XXVIII	11,340.849	200.86	2,277,923
Qualified XXIX	1,701.896	199.36	339,290
Qualified XXX	37,888.755	197.33	7,476,588
Qualified XXXII	768,283.021	11.19	8,597,087
Qualified XXXIV (0.60)	410,828.794	9.62	3,952,173
	108,588,406.089		$ 2,182,323,069

ING GET US Core - Series 1
Contracts in accumulation period:
Qualified XXVII	211,645.004	$ 10.51	$ 2,224,389
	211,645.004		$ 2,224,389

ING GET US Core - Series 2
Contracts in accumulation period:
Qualified V	1,392.376	$ 10.23	$ 14,244
Qualified VI	277,985.952	10.25	2,849,356
Qualified XII (0.80)	359,809.797	10.31	3,709,639
Qualified XII (1.00)	885,700.097	10.28	9,104,997
Qualified XII (1.10)	3,210.039	10.26	32,935
Qualified XII (1.25)	100.293	10.24	1,027
Qualified XVII	19,855.360	10.26	203,716
Qualified XXVII	56,486.284	10.28	580,679
Qualified XXVIII	216,415.340	10.30	2,229,078
	1,820,955.538		$ 18,725,671

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET US Core - Series 3
Contracts in accumulation period:
Qualified VI	1,615,779.759	$ 9.98	$ 16,125,482
Qualified X (1.15)	55,212.952	9.96	549,921
Qualified X (1.25)	643,128.615	9.96	6,405,561
Qualified XII (0.80)	577,171.128	10.01	5,777,483
Qualified XII (0.95)	7,173.300	10.00	71,733
Qualified XII (1.00)	1,193,583.183	9.99	11,923,896
Qualified XII (1.10)	6,706.814	9.98	66,934
Qualified XII (1.15)	34,499.398	9.97	343,959
Qualified XII (1.25)	1,414.458	9.96	14,088
Qualified XVI	640.301	9.95	6,371
Qualified XVII	6,036.873	9.98	60,248
Qualified XVIII	113,328.987	9.97	1,129,890
Qualified XXIV	25,890.718	10.02	259,425
Qualified XXVII	919,656.800	10.00	9,196,568
Qualified XXVIII	30,163.337	10.01	301,935
Qualified XXXII	69,307.731	9.96	690,305
	5,299,694.354		$ 52,923,799

ING GET US Core - Series 5
Contracts in accumulation period:
Qualified X (1.25)	47,614.327	$ 10.47	$ 498,522
Qualified XXXII	18,836.199	10.47	197,215
	66,450.526		$ 695,737

ING GET US Core - Series 6
Contracts in accumulation period:
Qualified X (1.15)	68,117.460	$ 10.08	$ 686,624
Qualified X (1.25)	396,251.191	10.08	3,994,212
Qualified XVIII	48,936.111	10.08	493,276
Qualified XXXII	42,703.373	10.08	430,450
	556,008.135		$ 5,604,562

ING GET US Core - Series 7
Contracts in accumulation period:
NYSUT 457	164,448.100	$ 10.00	$ 1,644,481
Qualified X (1.15)	35,976.400	10.00	359,764
Qualified X (1.25)	135,873.200	10.00	1,358,732
Qualified XVIII	56,875.600	10.00	568,756
Qualified XXXII	8,496.700	10.00	84,967
	401,670.000		$ 4,016,700

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GNMA Income
Contracts in accumulation period:
ING MAP PLUS NP10	6,732.581	$ 10.19	$ 68,605
ING MAP PLUS NP15	16,825.074	10.17	171,111
ING MAP PLUS NP16	3,098.721	10.16	31,483
ING MAP PLUS NP17	403.052	10.16	4,095
ING MAP PLUS NP19	1,551.626	10.15	15,749
ING MAP PLUS NP22	8,130.109	10.13	82,358
ING MAP PLUS NP29	2,893.367	10.10	29,223
ING MAP PLUS NP30	49.208	10.10	497
ING MAP PLUS NP7	47.549	10.20	485
	39,731.287		$ 403,606

ING Intermediate Bond
Contracts in accumulation period:
ING MAP PLUS NP10	1,383.771	$ 10.29	$ 14,239
ING MAP PLUS NP11	5,481.420	10.28	56,349
ING MAP PLUS NP14	5,864.557	10.27	60,229
ING MAP PLUS NP15	2,357.798	10.26	24,191
ING MAP PLUS NP16	7,985.770	10.26	81,934
ING MAP PLUS NP17	4,349.026	10.26	44,621
ING MAP PLUS NP19	1,305.951	10.25	13,386
ING MAP PLUS NP22	426.589	10.23	4,364
ING MAP PLUS NP23	1,075.953	10.23	11,007
ING MAP PLUS NP29	154.902	10.20	1,580
ING MAP PLUS NP9	21,681.341	10.29	223,101
	52,067.078		$ 535,001

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Global Science and Technology
Contracts in accumulation period:
Qualified V	2,315.643	$ 3.58	$ 8,290
Qualified VI	4,468,526.945	3.60	16,086,697
Qualified VIII	1,746.665	3.60	6,288
Qualified X (1.15)	32,395.305	3.62	117,271
Qualified X (1.25)	353,625.833	3.60	1,273,053
Qualified XII (0.00)	22,494.263	8.89	199,974
Qualified XII (0.05)	140,341.129	3.72	522,069
Qualified XII (0.25)	287,993.915	3.78	1,088,617
Qualified XII (0.30)	59,275.597	3.77	223,469
Qualified XII (0.55)	66,807.795	3.72	248,525
Qualified XII (0.60)	95,262.486	8.77	835,452
Qualified XII (0.65)	30,326.486	3.70	112,208
Qualified XII (0.70)	268,681.082	3.70	994,120
Qualified XII (0.75)	209,455.556	3.69	772,891
Qualified XII (0.80)	1,231,530.434	3.68	4,532,032
Qualified XII (0.85)	376,426.158	3.67	1,381,484
Qualified XII (0.90)	20,733.334	3.66	75,884
Qualified XII (0.95)	356,885.480	3.65	1,302,632
Qualified XII (1.00)	1,274,404.120	3.64	4,638,831
Qualified XII (1.05)	95,758.516	3.64	348,561
Qualified XII (1.10)	52,631.406	3.63	191,052
Qualified XII (1.15)	26,214.641	3.62	94,897
Qualified XII (1.20)	23,537.119	3.61	84,969
Qualified XII (1.25)	64,005.555	3.60	230,420
Qualified XII (1.30)	970.751	3.59	3,485
Qualified XII (1.35)	9,088.826	3.58	32,538
Qualified XII (1.40)	30,281.285	3.58	108,407
Qualified XII (1.45)	703.643	3.57	2,512
Qualified XII (1.50)	3,422.192	3.56	12,183
Qualified XV	18,324.657	3.65	66,885
Qualified XVI	59,773.034	3.56	212,792
Qualified XVII	6,078.629	3.65	22,187
Qualified XVIII	7,352.055	3.65	26,835
Qualified XXI	153,744.566	3.68	565,780
Qualified XXIV	196,034.604	3.67	719,447
Qualified XXV	75,161.623	3.70	278,098
Qualified XXVI	23,076.902	3.68	84,923
Qualified XXVII	864,757.865	3.56	3,078,538
Qualified XXXII	2,562.700	10.00	25,627
Qualified XXXIV (0.60)	14,525.314	8.77	127,387
	11,027,234.109		$ 40,737,310

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth
Currently payable annuity contracts:			$ 210,491
Contracts in accumulation period:
Qualified VI	2,540,097.482	$ 14.30	36,323,394
Qualified VIII	554.934	14.29	7,930
Qualified X (1.15)	31,784.386	14.41	458,013
Qualified X (1.25)	317,434.405	14.30	4,539,312
Qualified XII (0.00)	42,614.316	9.43	401,853
Qualified XII (0.05)	22,086.403	14.93	329,750
Qualified XII (0.25)	131,316.120	9.74	1,279,019
Qualified XII (0.30)	72,335.051	9.70	701,650
Qualified XII (0.40)	299,121.995	15.14	4,528,707
Qualified XII (0.45)	116,594.797	9.61	1,120,476
Qualified XII (0.55)	17,616.021	9.55	168,233
Qualified XII (0.60)	54,680.863	9.51	520,015
Qualified XII (0.65)	27,074.261	9.48	256,664
Qualified XII (0.70)	256,409.418	9.45	2,423,069
Qualified XII (0.75)	571,824.628	9.42	5,386,588
Qualified XII (0.80)	481,659.307	10.69	5,148,938
Qualified XII (0.85)	185,448.949	14.75	2,735,372
Qualified XII (0.90)	16,929.110	10.34	175,047
Qualified XII (0.95)	142,835.724	14.64	2,091,115
Qualified XII (1.00)	829,922.085	14.58	12,100,264
Qualified XII (1.05)	88,767.011	14.52	1,288,897
Qualified XII (1.10)	47,811.610	14.47	691,834
Qualified XII (1.15)	21,180.430	14.41	305,210
Qualified XII (1.20)	6,500.905	14.36	93,353
Qualified XII (1.25)	27,913.636	14.30	399,165
Qualified XII (1.30)	8,045.122	14.25	114,643
Qualified XII (1.35)	2,078.435	14.19	29,493
Qualified XII (1.40)	13,958.487	14.14	197,373
Qualified XII (1.45)	1,478.906	14.08	20,823
Qualified XII (1.50)	4,398.931	14.03	61,717
Qualified XV	7,481.557	14.64	109,530
Qualified XVI	58,204.419	14.03	816,608
Qualified XVII	10,745.594	14.30	153,662
Qualified XVIII	40,425.595	14.69	593,852
Qualified XXI	35,425.000	14.76	522,873
Qualified XXIV	62,104.022	14.67	911,066
Qualified XXV	59,365.306	14.70	872,670
Qualified XXVI	17,836.208	14.61	260,587
Qualified XXVII	241,500.186	5.37	1,296,856
Qualified XXXII	10,256.633	10.93	112,105
Qualified XXXIV (0.60)	13,129.548	9.51	124,862
	6,936,947.796		$ 89,883,079

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap
Currently payable annuity contracts:			$ 4,320,519
Contracts in accumulation period:
ING MAP PLUS NP11	901.114	$ 10.78	9,714
ING MAP PLUS NP16	2,261.395	10.75	24,310
ING MAP PLUS NP17	6,689.023	10.75	71,907
ING MAP PLUS NP21	2,189.002	10.73	23,488
ING MAP PLUS NP23	616.604	10.72	6,610
ING MAP PLUS NP26	30.094	10.70	322
ING MAP PLUS NP27	16.168	10.70	173
ING MAP PLUS NP29	3,243.218	10.69	34,670
ING MAP PLUS NP7	7,900.555	10.80	85,326
ING MAP PLUS NP9	6,164.597	10.79	66,516
Qualified V	22.732	18.30	416
Qualified VI	12,053,612.460	18.54	223,473,975
Qualified VIII	5,250.998	18.53	97,301
Qualified X (1.15)	130,300.642	18.70	2,436,622
Qualified X (1.25)	1,224,653.991	18.54	22,705,085
Qualified XII (0.00)	127,121.662	10.71	1,361,473
Qualified XII (0.05)	391,453.509	19.38	7,586,369
Qualified XII (0.25)	714,615.670	11.87	8,482,488
Qualified XII (0.30)	100,124.176	11.83	1,184,469
Qualified XII (0.40)	466,832.452	19.66	9,177,926
Qualified XII (0.45)	423,973.891	11.72	4,968,974
Qualified XII (0.55)	223,076.718	11.64	2,596,613
Qualified XII (0.60)	325,584.483	11.60	3,776,780
Qualified XII (0.65)	88,982.180	11.56	1,028,634
Qualified XII (0.70)	765,777.257	11.52	8,821,754
Qualified XII (0.75)	1,294,852.393	11.49	14,877,854
Qualified XII (0.80)	3,127,840.720	12.77	39,942,526
Qualified XII (0.85)	1,005,097.861	19.17	19,267,726
Qualified XII (0.90)	67,929.163	12.31	836,208
Qualified XII (0.95)	623,072.857	19.01	11,844,615
Qualified XII (1.00)	4,222,763.180	18.93	79,936,907
Qualified XII (1.05)	278,888.913	18.85	5,257,056
Qualified XII (1.10)	166,098.401	18.77	3,117,667
Qualified XII (1.15)	259,832.246	18.70	4,858,863
Qualified XII (1.20)	34,593.501	18.62	644,131
Qualified XII (1.25)	116,478.263	18.54	2,159,507
Qualified XII (1.30)	13,198.483	18.46	243,644
Qualified XII (1.35)	18,808.863	18.39	345,895
Qualified XII (1.40)	65,981.813	18.31	1,208,127

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap (continued)
Qualified XII (1.45)	3,149.616	$ 18.24	$ 57,449
Qualified XII (1.50)	10,027.643	18.16	182,102
Qualified XV	37,365.982	18.99	709,580
Qualified XVI	188,039.032	18.19	3,420,430
Qualified XVII	79,075.803	18.68	1,477,136
Qualified XVIII	72,828.624	19.04	1,386,657
Qualified XXI	140,916.597	19.16	2,699,962
Qualified XXIV	131,731.250	19.04	2,508,163
Qualified XXV	133,995.645	19.06	2,553,957
Qualified XXVI	31,598.310	18.94	598,472
Qualified XXVII	2,392,048.506	18.74	44,826,989
Qualified XXVIII	721,286.403	18.68	13,473,630
Qualified XXXII	71,567.460	11.34	811,575
Qualified XXXIII (0.65)	5,765.980	10.67	61,523
Qualified XXXIV (0.60)	74,962.845	11.60	869,569
	32,461,190.944		$ 562,520,354

ING VP Index Plus MidCap
Currently payable annuity contracts:			$ 1,028,385
Contracts in accumulation period:
ING MAP PLUS NP14	10,297.788	$ 11.30	116,365
ING MAP PLUS NP16	653.587	11.29	7,379
ING MAP PLUS NP17	388.220	11.29	4,383
ING MAP PLUS NP21	1,025.022	11.27	11,552
ING MAP PLUS NP23	255.417	11.26	2,876
ING MAP PLUS NP26	16.904	11.24	190
ING MAP PLUS NP29	2,364.025	11.23	26,548
ING MAP PLUS NP30	32.263	11.22	362
ING MAP PLUS NP7	3,888.712	11.34	44,098
ING MAP PLUS NP9	1,377.317	11.33	15,605
Qualified V	8,032.921	18.59	149,332
Qualified VI	5,712,947.366	18.79	107,346,281
Qualified VIII	1,855.005	18.78	34,837
Qualified X (1.15)	67,226.586	18.92	1,271,927
Qualified X (1.25)	526,002.555	18.79	9,883,588
Qualified XII (0.05)	204,340.133	19.56	3,996,893
Qualified XII (0.15)	82,575.000	13.68	1,129,626
Qualified XII (0.25)	315,405.593	20.56	6,484,739
Qualified XII (0.30)	113,839.239	20.49	2,332,566
Qualified XII (0.40)	149,928.391	19.83	2,973,080
Qualified XII (0.45)	201,451.923	20.28	4,085,445
Qualified XII (0.55)	94,685.757	20.15	1,907,918

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus MidCap (continued)
Qualified XII (0.60)	417,848.954	$ 20.08	$ 8,390,407
Qualified XII (0.65)	101,888.611	20.02	2,039,810
Qualified XII (0.70)	315,249.824	19.95	6,289,234
Qualified XII (0.75)	442,115.385	19.89	8,793,675
Qualified XII (0.80)	2,047,007.950	19.37	39,650,544
Qualified XII (0.85)	577,038.290	19.30	11,136,839
Qualified XII (0.90)	24,389.605	19.24	469,256
Qualified XII (0.95)	402,880.448	19.18	7,727,247
Qualified XII (1.00)	2,898,090.162	19.11	55,382,503
Qualified XII (1.05)	197,865.879	19.05	3,769,345
Qualified XII (1.10)	149,319.231	18.98	2,834,079
Qualified XII (1.15)	89,722.675	18.92	1,697,553
Qualified XII (1.20)	20,823.383	18.86	392,729
Qualified XII (1.25)	104,291.059	18.79	1,959,629
Qualified XII (1.30)	12,305.873	18.73	230,489
Qualified XII (1.35)	8,427.852	18.67	157,348
Qualified XII (1.40)	50,145.513	18.61	933,208
Qualified XII (1.45)	7,191.478	18.54	133,330
Qualified XII (1.50)	10,138.312	18.48	187,356
Qualified XV	17,446.663	19.18	334,627
Qualified XVI	104,260.931	18.48	1,926,742
Qualified XVII	21,962.906	18.79	412,683
Qualified XVIII	27,288.132	18.79	512,744
Qualified XXI	56,916.960	19.34	1,100,774
Qualified XXIV	166,285.439	19.23	3,197,669
Qualified XXV	98,232.505	19.32	1,897,852
Qualified XXVI	32,925.313	19.20	632,166
Qualified XXVII	1,675,767.493	19.78	33,146,681
Qualified XXVIII	1,146,578.184	19.71	22,599,056
Qualified XXXII	15,226.707	11.72	178,457
Qualified XXXIII (0.65)	2,316.446	13.62	31,550
Qualified XXXIV (0.60)	23,444.124	20.08	470,758
	18,763,982.011		$ 361,470,315

ING VP Index Plus SmallCap
Currently payable annuity contracts:			$ 594,096
Contracts in accumulation period:
ING MAP PLUS NP10	3,463.783	$ 11.79	40,838
ING MAP PLUS NP16	2,375.935	11.76	27,941
ING MAP PLUS NP17	1,026.723	11.75	12,064
ING MAP PLUS NP29	30.625	11.69	358
ING MAP PLUS NP30	25.257	11.68	295

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap (continued)
ING MAP PLUS NP9	3,925.169	$ 11.80	$ 46,317
Qualified VI	3,206,207.143	14.70	47,131,245
Qualified VIII	809.190	14.69	11,887
Qualified X (1.15)	62,756.216	14.80	928,792
Qualified X (1.25)	310,165.714	14.70	4,559,436
Qualified XII (0.00)	23,271.662	14.68	341,628
Qualified XII (0.05)	196,547.582	15.30	3,007,178
Qualified XII (0.25)	195,697.797	16.34	3,197,702
Qualified XII (0.30)	76,283.732	16.29	1,242,662
Qualified XII (0.45)	91,919.963	16.13	1,482,669
Qualified XII (0.55)	36,942.947	16.02	591,826
Qualified XII (0.60)	228,857.483	15.97	3,654,854
Qualified XII (0.65)	31,742.426	15.91	505,022
Qualified XII (0.70)	172,604.351	15.86	2,737,505
Qualified XII (0.75)	210,974.130	15.81	3,335,501
Qualified XII (0.80)	1,240,295.313	15.15	18,790,474
Qualified XII (0.85)	338,780.331	15.10	5,115,583
Qualified XII (0.90)	14,247.973	15.05	214,432
Qualified XII (0.95)	241,959.133	15.00	3,629,387
Qualified XII (1.00)	1,031,397.458	14.95	15,419,392
Qualified XII (1.05)	63,033.960	14.90	939,206
Qualified XII (1.10)	50,781.886	14.85	754,111
Qualified XII (1.15)	70,347.500	14.80	1,041,143
Qualified XII (1.20)	10,934.373	14.75	161,282
Qualified XII (1.25)	67,253.606	14.70	988,628
Qualified XII (1.30)	627.167	14.65	9,188
Qualified XII (1.35)	4,882.945	14.60	71,291
Qualified XII (1.40)	21,397.938	14.55	311,340
Qualified XII (1.45)	2,460.759	14.50	35,681
Qualified XII (1.50)	2,041.730	14.45	29,503
Qualified XV	18,176.933	15.00	272,654
Qualified XVI	68,874.810	14.45	995,241
Qualified XVII	20,764.150	14.70	305,233
Qualified XVIII	43,727.211	14.70	642,790
Qualified XXI	20,569.511	15.12	311,011
Qualified XXIV	91,647.872	15.04	1,378,384
Qualified XXV	61,798.213	15.11	933,771
Qualified XXVI	16,039.507	15.01	240,753
Qualified XXVII	1,155,530.590	15.43	17,829,837
Qualified XXVIII	919,885.175	15.38	14,147,834
Qualified XXXII	14,044.508	12.29	172,607
Qualified XXXIII (0.65)	2,853.899	14.62	41,724
Qualified XXXIV (0.60)	15,909.017	15.97	254,067
	10,465,891.296		$ 158,486,363

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP International Equity
Currently payable annuity contracts:			$ 22,589
Contracts in accumulation period:
Qualified VI	632,047.296	$ 9.43	5,960,206
Qualified VIII	13.044	9.43	123
Qualified X (1.15)	6,359.052	9.50	60,411
Qualified X (1.25)	95,073.595	9.43	896,544
Qualified XII (0.05)	2,322.302	9.82	22,805
Qualified XII (0.15)	2,379.279	11.10	26,410
Qualified XII (0.25)	30,978.942	9.83	304,523
Qualified XII (0.30)	12,311.747	9.79	120,532
Qualified XII (0.40)	97,452.865	9.95	969,656
Qualified XII (0.45)	24,599.485	9.70	238,615
Qualified XII (0.55)	2,141.640	9.63	20,624
Qualified XII (0.60)	43,987.295	10.94	481,221
Qualified XII (0.65)	6,968.338	9.57	66,687
Qualified XII (0.70)	52,188.574	9.54	497,879
Qualified XII (0.75)	12,622.082	9.51	120,036
Qualified XII (0.80)	67,801.954	9.72	659,035
Qualified XII (0.85)	86,698.865	9.69	840,112
Qualified XII (0.90)	1,493.685	9.66	14,429
Qualified XII (0.95)	47,928.898	9.62	461,076
Qualified XII (1.00)	105,850.678	9.59	1,015,108
Qualified XII (1.05)	15,207.426	9.56	145,383
Qualified XII (1.10)	11,277.019	9.53	107,470
Qualified XII (1.15)	7,408.316	9.50	70,379
Qualified XII (1.20)	1,712.896	9.46	16,204
Qualified XII (1.25)	14,063.945	9.43	132,623
Qualified XII (1.35)	703.522	9.37	6,592
Qualified XII (1.40)	6,564.989	9.34	61,317
Qualified XII (1.45)	45.865	9.31	427
Qualified XII (1.50)	1,832.759	9.28	17,008
Qualified XV	2,344.387	9.62	22,553
Qualified XVI	13,835.561	9.28	128,394
Qualified XVIII	6,874.019	9.43	64,822
Qualified XXI	6,370.442	9.71	61,857
Qualified XXIV	22,318.963	9.65	215,378
Qualified XXV	12,019.485	9.70	116,589
Qualified XXVI	382.243	9.63	3,681
Qualified XXVII	54,101.937	6.71	363,024
Qualified XXXII	465.928	12.18	5,675
Qualified XXXIV (0.60)	202.285	10.94	2,213
	1,508,951.603		$ 14,340,210

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company
Currently payable annuity contracts:			$ 484,755
Contracts in accumulation period:
Qualified V	320.822	$ 21.90	7,026
Qualified VI	2,636,926.477	22.17	58,460,660
Qualified VIII	1,103.701	22.16	24,458
Qualified X (1.15)	39,059.418	22.35	872,978
Qualified X (1.25)	316,370.636	22.17	7,013,937
Qualified XII (0.00)	30,744.783	12.46	383,080
Qualified XII (0.05)	36,192.225	23.15	837,850
Qualified XII (0.25)	118,229.364	15.87	1,876,300
Qualified XII (0.30)	80,997.217	15.81	1,280,566
Qualified XII (0.40)	219,573.114	23.47	5,153,381
Qualified XII (0.45)	91,184.228	15.66	1,427,945
Qualified XII (0.55)	57,476.864	15.56	894,340
Qualified XII (0.60)	274,222.452	15.50	4,250,448
Qualified XII (0.65)	41,749.320	15.45	645,027
Qualified XII (0.70)	279,249.221	15.40	4,300,438
Qualified XII (0.75)	522,075.114	15.35	8,013,853
Qualified XII (0.80)	1,718,729.595	16.32	28,049,667
Qualified XII (0.85)	270,368.124	22.87	6,183,319
Qualified XII (0.90)	21,355.063	15.80	337,410
Qualified XII (0.95)	138,534.068	22.69	3,143,338
Qualified XII (1.00)	980,499.204	22.61	22,169,087
Qualified XII (1.05)	95,884.458	22.52	2,159,318
Qualified XII (1.10)	52,216.095	22.43	1,171,207
Qualified XII (1.15)	87,891.499	22.35	1,964,375
Qualified XII (1.20)	16,679.874	22.26	371,294
Qualified XII (1.25)	38,793.775	22.17	860,058
Qualified XII (1.30)	7,599.683	22.09	167,877
Qualified XII (1.35)	2,134.727	22.00	46,964
Qualified XII (1.40)	26,280.155	21.92	576,061
Qualified XII (1.45)	2,451.214	21.83	53,510
Qualified XII (1.50)	5,623.402	21.75	122,309
Qualified XV	9,937.990	22.69	225,493
Qualified XVI	58,199.356	21.75	1,265,836
Qualified XVII	8,472.215	22.17	187,829
Qualified XVIII	14,215.547	22.77	323,688
Qualified XXI	26,937.222	22.89	616,593
Qualified XXIV	79,181.047	22.74	1,800,577
Qualified XXV	43,219.789	22.79	984,979
Qualified XXVI	10,561.324	22.65	239,214
Qualified XXVII	519,293.557	11.02	5,722,615
Qualified XXVIII	56,367.292	11.74	661,752
Qualified XXXII	15,288.552	11.53	176,277
Qualified XXXIII (0.65)	367.688	12.41	4,563
Qualified XXXIV (0.60)	17,191.484	15.50	266,468
	9,069,748.955		$ 175,778,720

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Value Opportunity
Contracts in accumulation period:
Qualified V	216.151	$ 17.77	$ 3,841
Qualified VI	1,889,964.944	18.00	34,019,369
Qualified VIII	644.691	17.99	11,598
Qualified X (1.15)	41,012.900	18.14	743,974
Qualified X (1.25)	190,637.778	18.00	3,431,480
Qualified XII (0.00)	32,286.494	9.70	313,179
Qualified XII (0.05)	5,534.593	18.79	103,995
Qualified XII (0.25)	190,743.622	12.70	2,422,444
Qualified XII (0.30)	53,494.234	12.66	677,237
Qualified XII (0.45)	21,558.419	12.53	270,127
Qualified XII (0.55)	186,341.124	12.45	2,319,947
Qualified XII (0.60)	166,604.754	12.41	2,067,565
Qualified XII (0.65)	15,981.406	12.37	197,690
Qualified XII (0.70)	248,943.147	12.33	3,069,469
Qualified XII (0.75)	344,181.123	12.29	4,229,986
Qualified XII (0.80)	635,659.377	13.49	8,575,045
Qualified XII (0.85)	235,565.949	18.56	4,372,104
Qualified XII (0.90)	21,027.321	13.14	276,299
Qualified XII (0.95)	149,673.833	18.42	2,756,992
Qualified XII (1.00)	798,182.670	18.35	14,646,652
Qualified XII (1.05)	63,731.455	18.28	1,165,011
Qualified XII (1.10)	36,914.717	18.21	672,217
Qualified XII (1.15)	54,581.863	18.14	990,115
Qualified XII (1.20)	30,067.239	18.07	543,315
Qualified XII (1.25)	32,827.111	18.00	590,888
Qualified XII (1.30)	7,191.634	17.93	128,946
Qualified XII (1.35)	2,965.398	17.86	52,962
Qualified XII (1.40)	15,601.855	17.79	277,557
Qualified XII (1.45)	1,021.050	17.72	18,093
Qualified XII (1.50)	3,315.807	17.65	58,524
Qualified XV	3,011.835	18.42	55,478
Qualified XVI	33,789.632	17.65	596,387
Qualified XVII	9,238.445	18.00	166,292
Qualified XVIII	7,420.617	18.48	137,133
Qualified XXI	25,183.845	18.57	467,664
Qualified XXIV	41,035.807	18.46	757,521
Qualified XXV	31,547.946	18.50	583,637
Qualified XXVI	8,121.382	18.38	149,271
Qualified XXVII	817,816.837	13.72	11,220,447
Qualified XXVIII	509,358.742	13.67	6,962,934
Qualified XXXII	7,239.399	11.32	81,950
Qualified XXXIII (0.65)	23.913	9.66	231
Qualified XXXIV (0.60)	14,748.187	12.41	183,025
	6,985,009.246		$ 110,368,591

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Financial Services
Contracts in accumulation period:
Qualified VI	8,717.177	$ 11.12	$ 96,935
Qualified X (1.25)	34.266	11.44	392
Qualified XII (0.75)	0.179	11.16	2
Qualified XII (0.80)	1,477.778	11.16	16,492
Qualified XII (0.85)	933.364	11.15	10,407
Qualified XII (0.95)	9.686	11.15	108
Qualified XII (1.00)	5,499.461	11.14	61,264
Qualified XII (1.05)	156.822	11.14	1,747
Qualified XII (1.25)	523.112	11.12	5,817
Qualified XXIV	117.445	11.35	1,333
	17,469.290		$ 194,497

ING VP International Value
Currently payable annuity contracts:			$ 287,214
Contracts in accumulation period:
ING MAP PLUS NP17	1,297.920	$ 11.54	14,978
ING MAP PLUS NP26	6.527	11.49	75
ING MAP PLUS NP27	25.849	11.49	297
ING MAP PLUS NP7	515.703	11.59	5,977
Qualified V	6,256.525	11.80	73,827
Qualified VI	845,792.080	11.87	10,039,552
Qualified X (1.15)	24,052.897	11.91	286,470
Qualified X (1.25)	183,335.973	11.87	2,176,198
Qualified XII (0.30)	10,661.746	12.26	130,713
Qualified XII (0.40)	75,769.721	12.22	925,906
Qualified XII (0.45)	4,546.885	12.20	55,472
Qualified XII (0.55)	25,881.744	12.16	314,722
Qualified XII (0.60)	11,159.852	12.13	135,369
Qualified XII (0.65)	23,580.347	12.11	285,558
Qualified XII (0.70)	61,310.836	12.09	741,248
Qualified XII (0.75)	390,089.809	12.07	4,708,384
Qualified XII (0.80)	359,887.137	12.05	4,336,640
Qualified XII (0.85)	68,875.312	12.03	828,570
Qualified XII (0.90)	1,708.327	12.01	20,517
Qualified XII (0.95)	66,697.081	11.99	799,698
Qualified XII (1.00)	2,256,852.966	11.97	27,014,530
Qualified XII (1.05)	25,396.067	11.95	303,483
Qualified XII (1.10)	20,979.631	11.93	250,287
Qualified XII (1.15)	64,416.037	11.91	767,195
Qualified XII (1.20)	3,068.965	11.89	36,490
Qualified XII (1.25)	12,651.980	11.87	150,179

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP International Value (continued)

Qualified XII (1.30)	1,541.941	$ 11.85	$ 18,272
Qualified XII (1.35)	937.394	11.82	11,080
Qualified XII (1.40)	5,529.746	11.80	65,251
Qualified XII (1.45)	866.723	11.78	10,210
Qualified XII (1.50)	1,088.520	11.76	12,801
Qualified XV	7,220.934	11.99	86,579
Qualified XVI	12,453.316	11.76	146,451
Qualified XVII	2,461.921	11.87	29,223
Qualified XVIII	15,740.522	11.87	186,840
Qualified XXI	3,691.784	12.05	44,486
Qualified XXIV	39,381.198	12.02	473,362
Qualified XXV	10,472.030	12.12	126,921
Qualified XXVI	2,898.917	12.01	34,816
Qualified XXVIII	167,823.331	13.33	2,237,085
Qualified XXXII	972.309	12.17	11,833
Qualified XXXIII (0.65)	11,146.390	12.05	134,314
Qualified XXXIV (0.60)	4,962.490	12.13	60,195
	4,834,007.383		$ 58,379,268

ING VP MagnaCap
Contracts in accumulation period:
Qualified VI	100,037.710	$ 9.52	$ 952,359
Qualified XII (0.60)	125.000	9.68	1,210
Qualified XII (0.65)	226.577	9.67	2,191
Qualified XII (0.70)	253.106	9.66	2,445
Qualified XII (0.80)	3,823.883	9.63	36,824
Qualified XII (0.85)	21,790.541	9.62	209,625
Qualified XII (0.90)	243.496	9.61	2,340
Qualified XII (0.95)	6,188.425	9.59	59,347
Qualified XII (1.00)	26,072.338	9.58	249,773
Qualified XII (1.05)	2,470.846	9.57	23,646
Qualified XII (1.10)	831.727	9.55	7,943
Qualified XII (1.15)	1,382.809	9.54	13,192
Qualified XII (1.20)	87.618	9.53	835
Qualified XII (1.25)	2,700.421	9.52	25,708
Qualified XII (1.35)	304.110	9.49	2,886
Qualified XII (1.40)	143.777	9.48	1,363
Qualified XII (1.45)	4.863	9.46	46
Qualified XII (1.50)	791.006	9.45	7,475
Qualified XVI	239.683	9.45	2,265
Qualified XXI	1,186.812	9.63	11,429
Qualified XXIV	11,770.582	9.62	113,233
Qualified XXV	2,125.310	9.68	20,573
Qualified XXVI	106.451	9.61	1,023
Qualified XXXIV (0.60)	22.624	9.68	219
	182,929.715		$ 1,747,950

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities
Contracts in accumulation period:
Qualified VI	250,795.136	$ 10.28	$ 2,578,174
Qualified X (1.15)	10,821.317	10.32	111,676
Qualified X (1.25)	41,747.665	10.28	429,166
Qualified XII (0.55)	15,350.142	10.53	161,637
Qualified XII (0.60)	2,965.442	11.43	33,895
Qualified XII (0.65)	2,002.667	10.50	21,028
Qualified XII (0.70)	7,440.362	10.48	77,975
Qualified XII (0.75)	2,680.497	10.46	28,038
Qualified XII (0.80)	44,281.130	10.44	462,295
Qualified XII (0.85)	14,596.929	10.42	152,100
Qualified XII (0.90)	793.948	10.41	8,265
Qualified XII (0.95)	36,782.291	10.39	382,168
Qualified XII (1.00)	48,115.911	10.37	498,962
Qualified XII (1.05)	6,323.961	10.35	65,453
Qualified XII (1.10)	6,064.216	10.34	62,704
Qualified XII (1.15)	857.074	10.32	8,845
Qualified XII (1.20)	761.359	10.30	7,842
Qualified XII (1.25)	5,605.447	10.28	57,624
Qualified XII (1.30)	29.727	10.26	305
Qualified XII (1.35)	310.830	10.25	3,186
Qualified XII (1.40)	2,400.880	10.23	24,561
Qualified XII (1.45)	1,227.522	10.21	12,533
Qualified XII (1.50)	592.738	10.19	6,040
Qualified XV	82.194	10.39	854
Qualified XVI	6,239.254	10.19	63,578
Qualified XVIII	4,041.245	10.28	41,544
Qualified XXI	3,321.456	10.44	34,676
Qualified XXIV	11,118.138	10.42	115,851
Qualified XXV	4,921.619	10.50	51,677
Qualified XXVI	1,494.237	10.41	15,555
Qualified XXXIV (0.60)	2,408.399	11.43	27,528
	536,173.733		$ 5,545,735

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Real Estate
Contracts in accumulation period:
Qualified VI	659,404.899	$ 13.88	$ 9,152,540
Qualified X (1.15)	5,823.542	13.89	80,889
Qualified X (1.25)	41,062.968	13.88	569,954
Qualified XII (0.55)	545.018	13.95	7,603
Qualified XII (0.65)	65.208	13.94	909
Qualified XII (0.70)	2,923.960	13.94	40,760
Qualified XII (0.75)	1,342.140	13.93	18,696
Qualified XII (0.80)	610,444.006	13.93	8,503,485
Qualified XII (0.85)	21,014.224	13.92	292,518
Qualified XII (0.90)	108.333	13.92	1,508
Qualified XII (0.95)	18,544.285	13.91	257,951
Qualified XII (1.00)	341,616.391	13.91	4,751,884
Qualified XII (1.05)	9,097.338	13.90	126,453
Qualified XII (1.10)	3,096.978	13.90	43,048
Qualified XII (1.15)	10,565.443	13.89	146,754
Qualified XII (1.20)	290.857	13.89	4,040
Qualified XII (1.25)	3,731.484	13.88	51,793
Qualified XII (1.30)	467.507	13.88	6,489
Qualified XII (1.35)	29.560	13.87	410
Qualified XII (1.40)	1,375.703	13.87	19,081
Qualified XII (1.45)	0.216	13.87	3
Qualified XII (1.50)	855.484	13.86	11,857
Qualified XVI	2,647.403	13.86	36,693
Qualified XVIII	3,202.522	13.88	44,451
Qualified XXIV	84,960.456	13.58	1,153,763
Qualified XXVII	135,857.512	13.91	1,889,778
Qualified XXXII	838.400	13.88	11,637
	1,959,911.837		$ 27,224,947

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities
Contracts in accumulation period:
Qualified V	128.591	$ 7.38	$ 949
Qualified VI	261,279.650	7.42	1,938,695
Qualified VIII	126.415	7.42	938
Qualified X (1.25)	55,719.677	7.42	413,440
Qualified XII (0.40)	78,599.345	7.64	600,499
Qualified XII (0.45)	10,727.655	7.63	81,852
Qualified XII (0.55)	354,764.079	7.60	2,696,207
Qualified XII (0.60)	5,796.906	8.08	46,839
Qualified XII (0.65)	9,229.156	7.58	69,957
Qualified XII (0.70)	14,063.889	7.56	106,323
Qualified XII (0.75)	52,532.583	7.55	396,621
Qualified XII (0.80)	55,768.303	7.54	420,493
Qualified XII (0.85)	14,721.675	7.52	110,707
Qualified XII (0.90)	309.854	7.51	2,327
Qualified XII (0.95)	10,741.334	7.50	80,560
Qualified XII (1.00)	86,221.391	7.48	644,936
Qualified XII (1.05)	6,479.116	7.47	48,399
Qualified XII (1.10)	4,123.726	7.46	30,763
Qualified XII (1.15)	1,799.731	7.45	13,408
Qualified XII (1.20)	2,396.904	7.43	17,809
Qualified XII (1.25)	8,829.919	7.42	65,518
Qualified XII (1.35)	638.566	7.39	4,719
Qualified XII (1.40)	3,099.593	7.38	22,875
Qualified XII (1.45)	293.623	7.37	2,164
Qualified XII (1.50)	1,646.060	7.36	12,115
Qualified XV	471.333	7.50	3,535
Qualified XVI	8,595.517	7.36	63,263
Qualified XVIII	5,768.059	7.42	42,799
Qualified XXI	722.679	7.54	5,449
Qualified XXIV	16,951.064	7.52	127,472
Qualified XXV	11,772.691	7.58	89,237
Qualified XXVI	1,234.088	7.51	9,268
Qualified XXXIV (0.60)	969.554	8.08	7,834
	1,086,522.726		$ 8,177,970

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Real Estate
Contracts in accumulation period:
ING MAP PLUS NP10	2,983.542	$ 12.76	$ 38,070
ING MAP PLUS NP15	69.835	12.73	889
ING MAP PLUS NP16	3,267.479	12.73	41,595
ING MAP PLUS NP17	2,494.340	12.72	31,728
ING MAP PLUS NP19	1,174.665	12.71	14,930
ING MAP PLUS NP22	12,136.249	12.69	154,009
ING MAP PLUS NP30	77.944	12.65	986
	22,204.054		$ 282,207

Janus Advisor Series Balanced
Contracts in accumulation period:
Qualified XII (1.00)	8.071	$ 11.40	$ 92
	8.071		$ 92

Janus Aspen Balanced
Currently payable annuity contracts:			$ 258,468
Contracts in accumulation period:
Qualified V	761.214	$ 24.88	18,939
Qualified VI	5,950,152.890	25.26	150,300,862
Qualified VIII	4,110.618	25.24	103,752
Qualified X (1.15)	78,493.538	26.46	2,076,939
Qualified X (1.25)	712,694.964	26.21	18,679,735
Qualified XII (0.05)	59,741.326	26.40	1,577,171
Qualified XII (0.15)	105,721.652	11.50	1,215,799
Qualified XII (0.25)	311,111.355	15.94	4,959,115
Qualified XII (0.30)	148,874.055	15.88	2,364,120
Qualified XII (0.40)	531,902.011	23.87	12,696,501
Qualified XII (0.45)	553,170.502	15.73	8,701,372
Qualified XII (0.55)	474,298.655	15.62	7,408,545
Qualified XII (0.60)	33,226.332	15.57	517,334
Qualified XII (0.65)	58,434.343	15.52	906,901
Qualified XII (0.70)	483,683.581	15.47	7,482,585
Qualified XII (0.75)	807,820.882	15.42	12,456,598
Qualified XII (0.80)	843,134.136	16.61	14,004,458
Qualified XII (0.85)	493,644.588	23.28	11,492,046
Qualified XII (0.90)	37,701.421	16.18	610,009
Qualified XII (0.95)	360,479.333	23.08	8,319,863
Qualified XII (1.00)	1,730,560.400	22.98	39,768,278
Qualified XII (1.05)	259,170.367	22.88	5,929,818
Qualified XII (1.10)	161,442.494	22.78	3,677,660
Qualified XII (1.15)	99,264.771	22.68	2,251,325
Qualified XII (1.20)	40,486.670	22.58	914,189

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Balanced (continued)
Qualified XII (1.25)	107,355.047	$ 22.49	$ 2,414,415
Qualified XII (1.30)	8,067.352	22.39	180,628
Qualified XII (1.35)	17,913.863	22.29	399,300
Qualified XII (1.40)	56,849.549	22.20	1,262,060
Qualified XII (1.45)	5,603.710	22.10	123,842
Qualified XII (1.50)	7,456.111	22.01	164,109
Qualified XV	16,292.697	25.88	421,655
Qualified XVI	135,065.927	24.77	3,345,583
Qualified XVII	5,992.636	25.26	151,374
Qualified XVIII	25,860.969	26.21	677,816
Qualified XXI	53,775.930	26.09	1,403,014
Qualified XXIV	141,346.540	23.12	3,267,932
Qualified XXV	177,086.550	25.80	4,568,833
Qualified XXVI	24,726.609	25.63	633,743
Qualified XXVII	1,025,397.813	10.06	10,315,502
Qualified XXXII	39,137.603	10.93	427,774
Qualified XXXIII (0.65)	4,920.943	11.46	56,394
Qualified XXXIV (0.60)	541,868.337	15.57	8,436,890
	16,734,800.284		$ 356,943,246

Janus Aspen Capital Appreciation
Contracts in accumulation period:
Qualified X (1.25)	37,576.369	$ 11.51	$ 432,504
Qualified XVIII	2,807.124	11.51	32,310
Qualified XXVII	324,385.147	8.55	2,773,493
	364,768.640		$ 3,238,307

Janus Aspen Flexible Income
Contracts in accumulation period:
Qualified V	333.698	$ 20.09	$ 6,704
Qualified VI	1,416,300.000	20.42	28,920,846
Qualified VIII	200.833	20.41	4,099
Qualified X (1.15)	11,783.370	13.83	162,964
Qualified X (1.25)	176,770.888	13.74	2,428,832
Qualified XII (0.05)	15,602.810	21.35	333,120
Qualified XII (0.15)	15,138.386	12.27	185,748
Qualified XII (0.25)	90,318.853	14.64	1,322,268
Qualified XII (0.30)	130,922.260	14.60	1,911,465
Qualified XII (0.40)	173,296.632	18.11	3,138,402
Qualified XII (0.45)	92,521.868	14.45	1,336,941
Qualified XII (0.55)	65,115.877	14.36	935,064
Qualified XII (0.60)	105,125.227	14.31	1,504,342

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Flexible Income (continued)
Qualified XII (0.65)	48,954.979	$ 14.26	$ 698,098
Qualified XII (0.70)	239,641.561	14.22	3,407,703
Qualified XII (0.75)	263,604.305	14.17	3,735,273
Qualified XII (0.80)	273,284.050	14.42	3,940,756
Qualified XII (0.85)	196,824.689	17.66	3,475,924
Qualified XII (0.90)	10,368.877	14.33	148,586
Qualified XII (0.95)	146,978.584	17.51	2,573,595
Qualified XII (1.00)	591,157.970	17.44	10,309,795
Qualified XII (1.05)	63,822.235	17.36	1,107,954
Qualified XII (1.10)	94,388.953	17.29	1,631,985
Qualified XII (1.15)	22,338.699	17.21	384,449
Qualified XII (1.20)	19,865.636	17.14	340,497
Qualified XII (1.25)	36,460.141	17.06	622,010
Qualified XII (1.30)	1,801.765	16.99	30,612
Qualified XII (1.35)	8,609.515	16.92	145,673
Qualified XII (1.40)	23,430.404	16.84	394,568
Qualified XII (1.45)	3,732.260	16.77	62,590
Qualified XII (1.50)	4,474.132	16.70	74,718
Qualified XV	10,709.273	20.92	224,038
Qualified XVI	33,591.613	20.03	672,840
Qualified XVII	2,896.719	20.42	59,151
Qualified XVIII	5,387.845	13.74	74,029
Qualified XXI	15,752.417	21.10	332,376
Qualified XXIV	40,553.877	17.54	711,315
Qualified XXV	19,215.484	20.86	400,835
Qualified XXVI	10,197.251	20.73	211,389
Qualified XXXII	2,964.660	10.30	30,536
Qualified XXXIII (0.65)	1,008.994	12.23	12,340
Qualified XXXIV (0.60)	11,507.058	14.31	164,666
	4,496,954.648		$ 78,169,096

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth
Currently payable annuity contracts:			$ 359,229
Contracts in accumulation period:
Qualified I	48.354	$ 15.49	749
Qualified V	1,523.277	17.70	26,962
Qualified VI	4,180,956.936	17.95	75,048,177
Qualified VIII	2,805.070	17.95	50,351
Qualified X (1.15)	28,575.284	19.38	553,789
Qualified X (1.25)	437,330.625	19.20	8,396,748
Qualified XII (0.05)	21,325.320	18.76	400,063
Qualified XII (0.15)	79,740.498	9.63	767,901
Qualified XII (0.25)	215,724.815	10.80	2,329,828
Qualified XII (0.30)	144,418.942	10.77	1,555,392
Qualified XII (0.40)	379,229.957	16.29	6,177,656
Qualified XII (0.45)	143,345.497	10.66	1,528,063
Qualified XII (0.55)	62,609.821	10.59	663,038
Qualified XII (0.60)	381,881.517	10.55	4,028,850
Qualified XII (0.65)	69,913.403	10.52	735,489
Qualified XII (0.70)	605,402.195	10.48	6,344,615
Qualified XII (0.75)	295,205.933	10.45	3,084,902
Qualified XII (0.80)	720,882.199	11.46	8,261,310
Qualified XII (0.85)	493,053.023	15.88	7,829,682
Qualified XII (0.90)	49,287.161	11.06	545,116
Qualified XII (0.95)	225,860.698	15.75	3,557,306
Qualified XII (1.00)	989,902.806	15.68	15,521,676
Qualified XII (1.05)	147,917.873	15.61	2,308,998
Qualified XII (1.10)	124,258.585	15.55	1,932,221
Qualified XII (1.15)	55,355.685	15.48	856,906
Qualified XII (1.20)	11,320.247	15.41	174,445
Qualified XII (1.25)	54,886.766	15.34	841,963
Qualified XII (1.30)	5,193.521	15.28	79,357
Qualified XII (1.35)	6,770.085	15.21	102,973
Qualified XII (1.40)	30,587.525	15.15	463,401
Qualified XII (1.45)	1,147.480	15.08	17,304
Qualified XII (1.50)	9,887.616	15.02	148,512
Qualified XV	22,030.397	18.39	405,139
Qualified XVI	108,343.271	17.61	1,907,925
Qualified XVII	13,946.630	17.95	250,342
Qualified XVIII	21,896.719	19.20	420,417
Qualified XXI	68,970.135	18.55	1,279,396
Qualified XXII	264.316	18.72	4,948
Qualified XXIV	112,201.394	15.78	1,770,538
Qualified XXV	105,124.700	18.34	1,927,987

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth (continued)

Qualified XXVI	22,146.323	$ 18.22	$ 403,506
Qualified XXVII	1,579,855.078	19.79	31,265,332
Qualified XXVIII	228,629.690	19.67	4,497,146
Qualified XXXII	35,849.338	10.58	379,286
Qualified XXXIII (0.65)	219.792	9.60	2,110
Qualified XXXIV (0.60)	27,871.469	10.55	294,044
	12,323,697.966		$ 199,501,088

Janus Aspen Mid Cap Growth
Contracts in accumulation period:
Qualified I	41.156	$ 14.87	$ 612
Qualified V	877.390	20.92	18,355
Qualified VI	8,889,785.607	21.26	188,996,842
Qualified VIII	9,449.694	21.25	200,806
Qualified X (1.15)	23,824.843	20.73	493,889
Qualified X (1.25)	815,087.531	20.53	16,733,747
Qualified XII (0.05)	115,819.982	22.22	2,573,520
Qualified XII (0.15)	206,811.243	10.94	2,262,515
Qualified XII (0.25)	515,553.705	13.09	6,748,598
Qualified XII (0.30)	446,772.873	13.05	5,830,386
Qualified XII (0.45)	456,123.065	12.92	5,893,110
Qualified XII (0.55)	113,095.869	12.83	1,451,020
Qualified XII (0.60)	789,107.819	12.79	10,092,689
Qualified XII (0.65)	99,290.431	12.75	1,265,953
Qualified XII (0.70)	799,977.262	12.71	10,167,711
Qualified XII (0.75)	844,106.319	12.66	10,686,386
Qualified XII (0.80)	1,637,608.376	13.61	22,287,850
Qualified XII (0.85)	1,163,046.567	14.71	17,108,415
Qualified XII (0.90)	57,773.910	13.30	768,393
Qualified XII (0.95)	734,812.689	14.58	10,713,569
Qualified XII (1.00)	2,758,953.031	14.52	40,059,998
Qualified XII (1.05)	340,366.528	14.46	4,921,700
Qualified XII (1.10)	272,267.986	14.40	3,920,659
Qualified XII (1.15)	161,763.573	14.33	2,318,072
Qualified XII (1.20)	45,237.421	14.27	645,538
Qualified XII (1.25)	118,948.065	14.21	1,690,252
Qualified XII (1.30)	7,648.481	14.15	108,226
Qualified XII (1.35)	29,900.497	14.09	421,298
Qualified XII (1.40)	78,426.942	14.03	1,100,330
Qualified XII (1.45)	2,239.585	13.97	31,287
Qualified XII (1.50)	23,491.302	13.91	326,764
Qualified XV	65,531.221	21.78	1,427,270

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Mid Cap Growth (continued)
Qualified XVI	209,514.094	$ 20.86	$ 4,370,464
Qualified XVII	27,191.392	21.26	578,089
Qualified XVIII	27,679.396	20.53	568,258
Qualified XXI	182,201.365	21.97	4,002,964
Qualified XXII	43.843	22.17	972
Qualified XXIV	370,418.960	14.61	5,411,821
Qualified XXV	267,172.882	21.72	5,802,995
Qualified XXVI	76,241.937	21.58	1,645,301
Qualified XXVII	2,256,189.603	24.72	55,773,007
Qualified XXVIII	289,261.986	24.57	7,107,167
Qualified XXXII	30,648.450	12.26	375,750
Qualified XXXIV (0.60)	112,053.245	12.79	1,433,161
	25,472,358.116		$ 458,335,709

Janus Aspen Worldwide Growth
Currently payable annuity contracts:			$ 519,898
Contracts in accumulation period:
Qualified V	820.774	$ 20.41	16,752
Qualified VI	8,351,236.138	20.56	171,701,415
Qualified VIII	8,624.500	20.49	176,716
Qualified X (1.15)	47,800.171	23.32	1,114,700
Qualified X (1.25)	806,681.334	23.09	18,626,272
Qualified XII (0.05)	86,381.200	21.49	1,856,332
Qualified XII (0.15)	125,431.118	9.48	1,189,087
Qualified XII (0.25)	683,019.029	10.51	7,178,530
Qualified XII (0.30)	213,825.954	10.48	2,240,896
Qualified XII (0.40)	383,966.872	17.87	6,861,488
Qualified XII (0.45)	691,100.675	10.37	7,166,714
Qualified XII (0.55)	163,286.699	10.30	1,681,853
Qualified XII (0.60)	790,819.766	10.27	8,121,719
Qualified XII (0.65)	108,910.058	10.24	1,115,239
Qualified XII (0.70)	1,004,140.785	10.20	10,242,236
Qualified XII (0.75)	995,706.785	10.17	10,126,338
Qualified XII (0.80)	1,435,110.906	11.92	17,106,522
Qualified XII (0.85)	873,972.002	17.43	15,233,332
Qualified XII (0.90)	71,081.261	11.58	823,121
Qualified XII (0.95)	596,642.419	17.28	10,309,981
Qualified XII (1.00)	2,030,795.407	17.20	34,929,681
Qualified XII (1.05)	340,989.142	17.13	5,841,144
Qualified XII (1.10)	212,534.193	17.05	3,623,708
Qualified XII (1.15)	165,203.651	16.98	2,805,158
Qualified XII (1.20)	35,848.788	16.91	606,203

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Worldwide Growth (continued)
Qualified XII (1.25)	69,875.045	$ 16.83	$ 1,175,997
Qualified XII (1.30)	7,636.217	16.76	127,983
Qualified XII (1.35)	16,806.111	16.69	280,494
Qualified XII (1.40)	55,159.567	16.62	916,752
Qualified XII (1.45)	2,765.861	16.55	45,775
Qualified XII (1.50)	19,870.249	16.47	327,263
Qualified XV	48,324.121	21.06	1,017,706
Qualified XVI	197,373.376	20.17	3,981,021
Qualified XVII	36,361.479	20.56	747,592
Qualified XVIII	37,079.298	23.09	856,161
Qualified XXI	105,840.160	21.24	2,248,045
Qualified XXII	1,017.817	21.44	21,822
Qualified XXIV	250,240.554	17.31	4,331,664
Qualified XXV	139,748.238	21.00	2,934,713
Qualified XXVI	48,080.115	20.87	1,003,432
Qualified XXVII	2,326,339.432	23.23	54,040,865
Qualified XXVIII	385,185.275	23.09	8,893,928
Qualified XXXII	52,890.968	10.85	573,867
Qualified XXXIV (0.60)	82,855.306	10.27	850,924
	24,107,378.816		$ 425,591,039

Janus Twenty
Contracts in accumulation period:
Qualified XII (0.95)	84,713.559	$ 5.90	$ 499,810
Qualified XII (1.10)	39,284.327	5.87	230,599
	123,997.886		$ 730,409

Lord Abbett Affiliated
Contracts in accumulation period:
ING MAP PLUS NP10	289.369	$ 11.10	$ 3,212
ING MAP PLUS NP14	623.556	11.08	6,909
ING MAP PLUS NP15	2,642.006	11.07	29,247
ING MAP PLUS NP16	8,800.452	11.07	97,421
ING MAP PLUS NP17	2,583.363	11.06	28,572
ING MAP PLUS NP22	3,498.460	11.04	38,623
ING MAP PLUS NP23	174.343	11.03	1,923
ING MAP PLUS NP26	1,397.641	11.02	15,402
	20,009.190		$ 221,309

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Growth and Income
Currently payable annuity contracts:			$ 682,674
Contracts in accumulation period:
Qualified V	1,394.751	$ 11.24	15,677
Qualified VI	3,951,615.650	11.31	44,692,773
Qualified VIII	4,402.832	11.30	49,752
Qualified X (1.15)	101,882.540	11.34	1,155,348
Qualified X (1.25)	686,678.692	11.31	7,766,336
Qualified XII (0.45)	796.213	11.62	9,252
Qualified XII (0.55)	200,109.586	11.58	2,317,269
Qualified XII (0.60)	46,852.574	11.85	555,203
Qualified XII (0.65)	71,097.487	11.54	820,465
Qualified XII (0.70)	191,700.695	11.52	2,208,392
Qualified XII (0.75)	236,532.087	11.50	2,720,119
Qualified XII (0.80)	578,567.945	11.48	6,641,960
Qualified XII (0.85)	738,287.609	11.46	8,460,776
Qualified XII (0.90)	20,383.828	11.44	233,191
Qualified XII (0.95)	285,912.960	11.42	3,265,126
Qualified XII (1.00)	1,645,556.491	11.40	18,759,344
Qualified XII (1.05)	128,257.645	11.38	1,459,572
Qualified XII (1.10)	121,409.595	11.36	1,379,213
Qualified XII (1.15)	37,600.176	11.34	426,386
Qualified XII (1.20)	28,089.585	11.33	318,255
Qualified XII (1.25)	85,275.685	11.31	964,468
Qualified XII (1.30)	9,718.334	11.29	109,720
Qualified XII (1.35)	3,821.473	11.27	43,068
Qualified XII (1.40)	31,920.978	11.25	359,111
Qualified XII (1.45)	4,484.150	11.23	50,357
Qualified XII (1.50)	24,465.032	11.21	274,253
Qualified XV	12,474.168	11.42	142,455
Qualified XVI	77,390.009	11.21	867,542
Qualified XVII	18,851.105	11.31	213,206
Qualified XVIII	24,234.748	11.31	274,095
Qualified XXI	48,282.840	11.48	554,287
Qualified XXIV	56,108.465	11.46	643,003
Qualified XXV	75,691.304	11.50	870,450
Qualified XXVI	11,720.542	11.44	134,083
Qualified XXXII	4,273.988	11.61	49,621
Qualified XXXIV (0.60)	15,217.468	11.85	180,327
	9,581,059.230		$ 109,667,129

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Mid-Cap Value - Class VC
Currently payable annuity contracts:			$ 199,893
Contracts in accumulation period:
NYSUT 457	500,248.724	$ 15.68	7,843,900
Qualified V	11,159.007	12.49	139,376
Qualified VI	2,159,781.688	12.56	27,126,858
Qualified X (1.15)	68,329.445	12.60	860,951
Qualified X (1.25)	353,609.873	12.56	4,441,340
Qualified XI	1,667.846	13.00	21,682
Qualified XII (0.30)	27,640.139	12.98	358,769
Qualified XII (0.45)	39,456.313	12.91	509,381
Qualified XII (0.55)	122,933.256	12.87	1,582,151
Qualified XII (0.60)	28,499.084	14.20	404,687
Qualified XII (0.65)	5,983.386	12.82	76,707
Qualified XII (0.70)	69,459.609	12.80	889,083
Qualified XII (0.75)	48,903.364	12.78	624,985
Qualified XII (0.80)	289,338.166	12.76	3,691,955
Qualified XII (0.85)	158,816.012	12.74	2,023,316
Qualified XII (0.90)	8,605.823	12.71	109,380
Qualified XII (0.95)	136,721.355	12.69	1,734,994
Qualified XII (1.00)	2,256,745.620	12.67	28,592,967
Qualified XII (1.05)	58,607.036	12.65	741,379
Qualified XII (1.10)	34,989.786	12.63	441,921
Qualified XII (1.15)	23,810.000	12.60	300,006
Qualified XII (1.20)	25,032.591	12.58	314,910
Qualified XII (1.25)	33,044.188	12.56	415,035
Qualified XII (1.30)	8,043.142	12.54	100,861
Qualified XII (1.35)	5,106.949	12.52	63,939
Qualified XII (1.40)	14,769.040	12.50	184,613
Qualified XII (1.45)	2,539.455	12.47	31,667
Qualified XII (1.50)	3,920.000	12.45	48,804
Qualified XV	5,586.998	12.69	70,899
Qualified XVI	45,281.044	12.45	563,749
Qualified XVII	3,637.739	12.56	45,690
Qualified XVIII	5,626.433	12.56	70,668
Qualified XXI	43,373.432	12.76	553,445
Qualified XXIV	112,314.925	12.73	1,429,769
Qualified XXV	36,588.263	12.78	467,598
Qualified XXVI	5,810.229	12.71	73,848
Qualified XXVIII	636,706.691	13.60	8,659,211
Qualified XXXII	8,519.051	12.65	107,766
Qualified XXXIII (0.65)	12,913.092	14.36	185,432
Qualified XXXIV (0.60)	9,661.760	14.20	137,197
	7,423,780.554		$ 96,240,782

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Mid Cap Value - Class A
Contracts in accumulation period:
ING MAP PLUS NP10	5,412.895	$ 12.02	$ 65,063
ING MAP PLUS NP17	6,142.988	11.98	73,593
ING MAP PLUS NP22	1,787.113	11.95	21,356
ING MAP PLUS NP23	1,170.293	11.95	13,985
ING MAP PLUS NP26	1,162.280	11.93	13,866
ING MAP PLUS NP29	6,302.351	11.91	75,061
ING MAP PLUS NP7	1,753.532	12.03	21,095
Qualified XII (1.00)	385.052	14.25	5,487
	24,116.504		$ 289,506

Lord Abbett Small-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP10	3,438.767	$ 11.84	$ 40,715
ING MAP PLUS NP11	21,590.541	11.84	255,632
ING MAP PLUS NP15	3,189.924	11.81	37,673
ING MAP PLUS NP17	8,244.831	11.80	97,289
ING MAP PLUS NP21	150.000	11.78	1,767
ING MAP PLUS NP22	5,663.582	11.78	66,717
ING MAP PLUS NP29	2,551.022	11.74	29,949
	44,828.667		$ 529,742

Massachusetts Investors Growth Stock
Contracts in accumulation period:
ING MAP PLUS NP10	16,861.815	$ 10.58	$ 178,398
ING MAP PLUS NP15	145.213	10.55	1,532
	17,007.028		$ 179,930

MFS® Total Return
Contracts in accumulation period:
Qualified XXVII	2,358,000.756	$ 14.54	$ 34,285,331
Qualified XXVIII	2,800,859.931	14.45	40,472,426
	5,158,860.687		$ 74,757,757

Moderate Allocation
Contracts in accumulation period:
ING Custom Choice 41	5,862.593	$ 10.72	$ 62,847
	5,862.593		$ 62,847

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Mutual Discovery
Contracts in accumulation period:
ING MAP PLUS NP10	11,384.742	$ 11.60	$ 132,063
ING MAP PLUS NP22	4,652.253	11.54	53,687
	16,036.995		$ 185,750

New Perspective Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP15	12,454.268	$ 11.13	$ 138,616
ING MAP PLUS NP17	4,726.439	11.12	52,558
ING MAP PLUS NP7	1,183.796	11.17	13,223
	18,364.503		$ 204,397

New Perspective Fund® - Class R-4
Contracts in accumulation period:
Qualified VI	307,558.569	11.32	3,481,563
Qualified XII (0.55)	430.783	11.37	4,898
Qualified XII (0.70)	14,558.099	11.36	165,380
Qualified XII (0.75)	8,872.271	11.36	100,789
Qualified XII (0.80)	208,700.088	11.35	2,368,746
Qualified XII (0.85)	49,471.983	11.35	561,507
Qualified XII (0.90)	1,713.833	11.35	19,452
Qualified XII (0.95)	17,217.196	11.34	195,243
Qualified XII (1.00)	117,405.379	11.34	1,331,377
Qualified XII (1.05)	6,474.691	11.34	73,423
Qualified XII (1.10)	7,460.988	11.33	84,533
Qualified XII (1.15)	2,962.224	11.33	33,562
Qualified XII (1.20)	143.198	11.32	1,621
Qualified XII (1.25)	5,595.318	11.32	63,339
Qualified XII (1.35)	20.867	11.31	236
Qualified XII (1.40)	557.383	11.31	6,304
Qualified XII (1.50)	522.655	11.30	5,906
Qualified XVI	473.097	11.30	5,346
Qualified XVII	13.933	11.34	158
Qualified XXIV	11,504.203	11.66	134,139
	761,656.758		$ 8,637,522

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Capital Appreciation
Contracts in accumulation period:
ING MAP PLUS NP10	5,992.375	$ 10.36	$ 62,081
ING MAP PLUS NP11	1,489.952	10.35	15,421
ING MAP PLUS NP14	281.528	10.34	2,911
ING MAP PLUS NP15	127.590	10.33	1,318
ING MAP PLUS NP16	11,085.673	10.33	114,515
ING MAP PLUS NP22	1,964.660	10.30	20,236
ING MAP PLUS NP29	76.436	10.27	785
	21,018.214		$ 217,267

Oppenheimer Developing Markets
Contracts in accumulation period:
ING MAP PLUS NP10	2,171.822	$ 13.06	$ 28,364
ING MAP PLUS NP14	2,836.915	13.03	36,965
ING MAP PLUS NP16	3,594.700	13.02	46,803
ING MAP PLUS NP17	4,445.238	13.02	57,877
ING MAP PLUS NP19	4,179.077	13.00	54,328
ING MAP PLUS NP26	456.327	12.96	5,914
ING MAP PLUS NP30	63.601	12.94	823
Qualified V	129.731	28.59	3,709
Qualified VI	475,584.925	28.79	13,692,090
Qualified XII (0.55)	644.426	29.69	19,133
Qualified XII (0.60)	308.977	29.63	9,155
Qualified XII (0.65)	110.826	29.56	3,276
Qualified XII (0.70)	14,675.627	29.50	432,931
Qualified XII (0.75)	5,797.723	29.43	170,627
Qualified XII (0.80)	56,413.109	29.37	1,656,853
Qualified XII (0.85)	16,831.263	29.30	493,156
Qualified XII (0.90)	2,294.870	29.24	67,102
Qualified XII (0.95)	16,282.414	29.17	474,958
Qualified XII (1.00)	126,957.918	29.11	3,695,745
Qualified XII (1.05)	10,521.136	29.05	305,639
Qualified XII (1.10)	14,273.223	28.98	413,638
Qualified XII (1.15)	7,115.387	28.92	205,777
Qualified XII (1.20)	616.008	28.86	17,778
Qualified XII (1.25)	3,752.796	28.79	108,043
Qualified XII (1.30)	1,423.251	28.73	40,890
Qualified XII (1.35)	49.424	28.67	1,417
Qualified XII (1.40)	1,039.545	28.60	29,731
Qualified XII (1.45)	121.128	28.54	3,457
Qualified XII (1.50)	189.220	28.48	5,389
Qualified XVI	7,720.857	28.48	219,890
Qualified XVII	2,971.205	28.79	85,541
Qualified XXIV	15,217.589	29.28	445,571
Qualified XXVII	757,938.353	19.19	14,544,837
	1,556,728.611		$ 37,377,407

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Fund
Contracts in accumulation period:
Qualified XII (1.00)	285.930	$ 14.57	$ 4,166
	285.930		$ 4,166

Oppenheimer Main Street Fund® - Class A
Contracts in accumulation period:
ING MAP PLUS NP15	1,181.655	$ 10.63	$ 12,561
ING MAP PLUS NP29	32.386	10.56	342
	1,214.041		$ 12,903
Oppenheimer Aggressive Growth
Contracts in accumulation period:
Currently payable annuity contracts:			$ 3,368
			$ 3,368

Oppenheimer Global Securities
Currently payable annuity contracts:			$ 956,285
Contracts in accumulation period:
ING MAP PLUS NP14	573.666	$ 11.43	6,557
ING MAP PLUS NP15	4,605.599	11.43	52,642
ING MAP PLUS NP17	2,772.679	11.42	31,664
ING MAP PLUS NP21	134.824	11.40	1,537
ING MAP PLUS NP22	1,476.119	11.39	16,813
ING MAP PLUS NP23	1,585.163	11.39	18,055
ING MAP PLUS NP26	23.219	11.37	264
ING MAP PLUS NP27	26.386	11.37	300
ING MAP PLUS NP29	1,468.310	11.36	16,680
ING MAP PLUS NP9	14,623.036	11.46	167,580
Qualified V	1,338.758	17.88	23,937
Qualified VI	6,774,870.116	18.07	122,421,903
Qualified VIII	1,417.718	18.06	25,604
Qualified X (1.15)	70,465.200	18.19	1,281,762
Qualified X (1.25)	602,331.599	18.07	10,884,132
Qualified XI	2,243.309	18.98	42,578
Qualified XII (0.05)	140,975.119	18.81	2,651,742
Qualified XII (0.15)	51,098.856	13.11	669,906
Qualified XII (0.25)	554,882.970	19.26	10,687,046
Qualified XII (0.30)	124,579.323	19.20	2,391,923
Qualified XII (0.45)	126,706.207	19.01	2,408,685
Qualified XII (0.55)	197,892.638	18.88	3,736,213
Qualified XII (0.60)	479,992.773	18.82	9,033,464
Qualified XII (0.65)	90,636.141	18.76	1,700,334
Qualified XII (0.70)	340,028.610	18.70	6,358,535

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Securities (continued)
Qualified XII (0.75)	665,171.996	$ 18.64	$ 12,398,806
Qualified XII (0.80)	2,607,975.242	18.62	48,560,499
Qualified XII (0.85)	657,638.201	18.56	12,205,765
Qualified XII (0.90)	29,946.811	18.50	554,016
Qualified XII (0.95)	450,892.353	18.44	8,314,455
Qualified XII (1.00)	2,817,189.058	18.37	51,751,763
Qualified XII (1.05)	248,724.577	18.31	4,554,147
Qualified XII (1.10)	149,366.630	18.25	2,725,941
Qualified XII (1.15)	83,303.243	18.19	1,515,286
Qualified XII (1.20)	32,120.463	18.13	582,344
Qualified XII (1.25)	124,005.811	18.07	2,240,785
Qualified XII (1.30)	13,046.086	18.01	234,960
Qualified XII (1.35)	9,196.936	17.95	165,085
Qualified XII (1.40)	55,453.382	17.89	992,061
Qualified XII (1.45)	4,069.770	17.83	72,564
Qualified XII (1.50)	11,634.778	17.77	206,750
Qualified XV	17,929.989	18.44	330,629
Qualified XVI	143,311.986	17.77	2,546,654
Qualified XVII	29,012.009	18.07	524,247
Qualified XVIII	11,825.567	18.07	213,688
Qualified XXI	68,358.472	18.59	1,270,784
Qualified XXIV	167,981.612	18.49	3,105,980
Qualified XXV	90,543.608	18.46	1,671,435
Qualified XXVI	23,658.179	18.34	433,891
Qualified XXVII	2,689,500.905	18.78	50,508,827
Qualified XXVIII	1,399,013.658	18.67	26,119,585
Qualified XXXII	19,729.345	12.37	244,052
Qualified XXXIII (0.65)	11,773.680	13.07	153,882
Qualified XXXIV (0.60)	30,974.495	18.82	582,940
	22,250,097.180		$ 410,367,962

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:			$ 43,201
			$ 43,201

Oppenheimer Main Street® Small Cap
Contracts in accumulation period:
Qualified X (1.25)	369.268	$ 12.30	$ 4,542
	369.268		$ 4,542

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Strategic Bond
Currently payable annuity contracts:			$ 86,300
Contracts in accumulation period:
Qualified V	1,556.606	$ 13.85	21,559
Qualified VI	1,071,573.286	14.00	15,002,026
Qualified VIII	1,324.429	14.00	18,542
Qualified X (1.15)	37,651.773	14.10	530,890
Qualified X (1.25)	164,955.286	14.00	2,309,374
Qualified XI	1,449.422	14.71	21,321
Qualified XII (0.05)	34,543.416	14.58	503,643
Qualified XII (0.15)	7,108.454	13.84	98,381
Qualified XII (0.25)	65,593.992	14.98	982,598
Qualified XII (0.30)	48,877.160	14.93	729,736
Qualified XII (0.40)	95,983.356	14.78	1,418,634
Qualified XII (0.45)	27,228.417	14.78	402,436
Qualified XII (0.55)	24,357.220	14.68	357,564
Qualified XII (0.60)	61,421.941	14.63	898,603
Qualified XII (0.65)	28,120.713	14.58	410,000
Qualified XII (0.70)	81,306.602	14.54	1,182,198
Qualified XII (0.75)	73,506.626	14.49	1,065,111
Qualified XII (0.80)	168,274.636	14.43	2,428,203
Qualified XII (0.85)	116,322.045	14.38	1,672,711
Qualified XII (0.90)	6,294.909	14.34	90,269
Qualified XII (0.95)	100,059.133	14.29	1,429,845
Qualified XII (1.00)	277,954.495	14.24	3,958,072
Qualified XII (1.05)	36,861.452	14.19	523,064
Qualified XII (1.10)	35,337.270	14.14	499,669
Qualified XII (1.15)	12,669.858	14.10	178,645
Qualified XII (1.20)	2,817.295	14.05	39,583
Qualified XII (1.25)	29,772.928	14.00	416,821
Qualified XII (1.30)	7,448.066	13.96	103,975
Qualified XII (1.35)	3,874.551	13.91	53,895
Qualified XII (1.40)	13,615.729	13.86	188,714
Qualified XII (1.45)	3,447.829	13.82	47,649
Qualified XII (1.50)	1,034.132	13.77	14,240
Qualified XV	13,570.959	14.29	193,929
Qualified XVI	24,376.398	13.77	335,663
Qualified XVII	4,063.000	14.00	56,882
Qualified XVIII	5,424.214	14.00	75,939
Qualified XXI	5,767.592	14.41	83,111
Qualified XXIV	29,979.623	14.33	429,608
Qualified XXV	35,152.377	14.30	502,679
Qualified XXVI	7,167.065	14.21	101,844
Qualified XXVII	354,444.194	14.21	5,036,652
Qualified XXVIII	173,322.734	14.12	2,447,317
Qualified XXXII	6,721.783	10.88	73,133
Qualified XXXIV (0.60)	3,902.803	14.63	57,098
	3,306,235.769		$ 47,078,126

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced
Contracts in accumulation period:
ING MAP PLUS NP10	19.694	$ 11.12	$ 219
ING MAP PLUS NP14	481.261	11.10	5,342
ING MAP PLUS NP15	218.199	11.10	2,422
ING MAP PLUS NP30	13.249	11.02	146
Qualified VI	436,918.655	10.56	4,613,861
Qualified XII (0.55)	559.321	10.89	6,091
Qualified XII (0.65)	106.273	10.84	1,152
Qualified XII (0.70)	21,085.305	10.82	228,143
Qualified XII (0.75)	45,236.019	10.80	488,549
Qualified XII (0.80)	74,393.036	10.77	801,213
Qualified XII (0.85)	23,476.186	10.75	252,369
Qualified XII (0.95)	21,430.280	10.70	229,304
Qualified XII (1.00)	336,606.461	10.68	3,594,957
Qualified XII (1.05)	37,976.641	10.66	404,831
Qualified XII (1.10)	955.973	10.63	10,162
Qualified XII (1.15)	3,782.564	10.61	40,133
Qualified XII (1.20)	901.983	10.59	9,552
Qualified XII (1.25)	8,390.152	10.56	88,600
Qualified XII (1.35)	8.365	10.52	88
Qualified XII (1.40)	3,533.842	10.49	37,070
Qualified XII (1.45)	136.867	10.47	1,433
Qualified XVI	3,350.622	10.45	35,014
Qualified XVII	2,773.011	10.56	29,283
Qualified XXIV	9,175.791	10.74	98,548
Qualified XXVII	518,199.626	10.70	5,544,736
	1,549,729.376		$ 16,523,218

PIMCO NFJ Small-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP15	4,377.667	$ 12.00	$ 52,532
	4,377.667		$ 52,532

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO VIT Real Return
Contracts in accumulation period:
Qualified VI	303,706.308	$ 10.78	$ 3,273,954
Qualified X (1.25)	2,211.889	10.43	23,070
Qualified XII (0.60)	276.916	10.83	2,999
Qualified XII (0.70)	32,095.564	10.82	347,274
Qualified XII (0.75)	3,232.994	10.82	34,981
Qualified XII (0.80)	58,300.000	10.82	630,806
Qualified XII (0.85)	16,990.657	10.81	183,669
Qualified XII (0.90)	93.432	10.81	1,010
Qualified XII (0.95)	21,653.241	10.80	233,855
Qualified XII (1.00)	390,652.593	10.80	4,219,048
Qualified XII (1.05)	9,234.167	10.80	99,729
Qualified XII (1.10)	12,813.624	10.79	138,259
Qualified XII (1.15)	4,166.358	10.79	44,955
Qualified XII (1.20)	400.834	10.79	4,325
Qualified XII (1.25)	6,279.870	10.78	67,697
Qualified XII (1.35)	1,575.046	10.78	16,979
Qualified XII (1.40)	1,184.215	10.77	12,754
Qualified XII (1.45)	145.961	10.77	1,572
Qualified XII (1.50)	246.840	10.76	2,656
Qualified XVI	13,498.420	10.76	145,243
Qualified XXIV	3,201.132	10.60	33,932
	881,960.061		$ 9,518,767

Pioneer High Yield
Contracts in accumulation period:
ING MAP PLUS NP10	5,074.690	$ 10.47	$ 53,132
ING MAP PLUS NP14	7,727.655	10.45	80,754
ING MAP PLUS NP16	4,419.923	10.44	46,144
ING MAP PLUS NP17	4,663.506	10.44	48,687
ING MAP PLUS NP19	2,446.980	10.43	25,522
ING MAP PLUS NP23	881.076	10.41	9,172
ING MAP PLUS NP30	88.921	10.38	923
ING MAP PLUS NP9	16,499.427	10.48	172,914
	41,802.178		$ 437,248

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Equity Income
Currently payable annuity contracts:			$ 148,935
Contracts in accumulation period:
ING MAP PLUS NP29	4.960	$ 11.29	56
NYSUT 457	159,520.872	13.99	2,231,697
Qualified VI	893,501.529	11.12	9,935,737
Qualified VIII	4,447.482	11.12	49,456
Qualified X (1.15)	13,513.083	11.16	150,806
Qualified X (1.25)	148,751.259	11.12	1,654,114
Qualified XI	1,876.629	11.51	21,600
Qualified XII (0.30)	14,407.658	11.49	165,544
Qualified XII (0.45)	3,127.909	11.43	35,752
Qualified XII (0.55)	57,715.715	11.39	657,382
Qualified XII (0.60)	7,714.780	11.57	89,260
Qualified XII (0.65)	43,020.352	11.35	488,281
Qualified XII (0.70)	25,155.869	11.33	285,016
Qualified XII (0.75)	100,429.355	11.31	1,135,856
Qualified XII (0.80)	416,204.252	11.29	4,698,946
Qualified XII (0.85)	90,771.961	11.27	1,023,000
Qualified XII (0.90)	8,282.845	11.25	93,182
Qualified XII (0.95)	73,619.056	11.23	826,742
Qualified XII (1.00)	220,727.362	11.22	2,476,561
Qualified XII (1.05)	23,516.607	11.20	263,386
Qualified XII (1.10)	12,888.730	11.18	144,096
Qualified XII (1.15)	37,928.853	11.16	423,286
Qualified XII (1.20)	3,624.147	11.14	40,373
Qualified XII (1.25)	19,642.536	11.12	218,425
Qualified XII (1.30)	3,199.099	11.10	35,510
Qualified XII (1.35)	1,606.498	11.08	17,800
Qualified XII (1.40)	3,625.678	11.06	40,100
Qualified XII (1.45)	1,211.957	11.04	13,380
Qualified XII (1.50)	384.211	11.02	4,234
Qualified XV	3,771.149	11.23	42,350
Qualified XVI	7,664.791	11.02	84,466
Qualified XVIII	655.036	11.12	7,284
Qualified XXI	7,270.417	11.29	82,083
Qualified XXIV	16,599.290	11.27	187,074
Qualified XXV	15,537.754	11.31	175,732
Qualified XXVI	7,310.045	11.25	82,238
Qualified XXXII	1,012.919	11.92	12,074
Qualified XXXIII (0.65)	18,301.027	11.69	213,939
Qualified XXXIV (0.60)	2,029.041	11.57	23,476
	2,470,572.713		$ 28,279,229

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Fund
Contracts in accumulation period:
Qualified XII (1.00)	110.979	$ 12.57	$ 1,395
	110.979		$ 1,395

Pioneer Fund VCT
Contracts in accumulation period:
ING MAP PLUS NP11	50.457	10.94	552
Qualified VI	94,149.209	10.12	952,790
Qualified X (1.15)	9,789.557	10.15	99,364
Qualified X (1.25)	33,191.996	10.12	335,903
Qualified XII (0.55)	2,215.830	10.36	22,956
Qualified XII (0.65)	1,915.392	10.33	19,786
Qualified XII (0.70)	6,417.556	10.31	66,165
Qualified XII (0.75)	3,398.348	10.29	34,969
Qualified XII (0.80)	18,372.736	10.27	188,688
Qualified XII (0.85)	21,023.002	10.26	215,696
Qualified XII (0.90)	1,035.254	10.24	10,601
Qualified XII (0.95)	17,485.127	10.22	178,698
Qualified XII (1.00)	19,840.392	10.20	202,372
Qualified XII (1.05)	3,824.730	10.19	38,974
Qualified XII (1.10)	1,407.178	10.17	14,311
Qualified XII (1.15)	3,418.620	10.15	34,699
Qualified XII (1.20)	772.458	10.13	7,825
Qualified XII (1.25)	9,394.466	10.12	95,072
Qualified XII (1.35)	461.805	10.08	4,655
Qualified XII (1.40)	145.229	10.06	1,461
Qualified XII (1.50)	1.695	10.03	17
Qualified XVI	3,272.882	10.03	32,827
Qualified XVII	885.969	10.12	8,966
Qualified XXI	959.299	10.27	9,852
Qualified XXIV	2,095.512	10.25	21,479
Qualified XXV	206.803	10.29	2,128
	255,731.502		$ 2,600,806

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT
Contracts in accumulation period:
Qualified VI	176,478.403	$ 10.65	$ 1,879,495
Qualified X (1.25)	53.084	10.70	568
Qualified XII (0.65)	62.862	10.69	672
Qualified XII (0.70)	11,736.763	10.69	125,466
Qualified XII (0.75)	900.749	10.68	9,620
Qualified XII (0.80)	5,955.993	10.68	63,610
Qualified XII (0.85)	21,059.925	10.68	224,920
Qualified XII (0.90)	271.415	10.67	2,896
Qualified XII (0.95)	8,526.336	10.67	90,976
Qualified XII (1.00)	171,706.004	10.66	1,830,386
Qualified XII (1.05)	7,083.208	10.66	75,507
Qualified XII (1.10)	1,599.624	10.66	17,052
Qualified XII (1.15)	2,409.296	10.65	25,659
Qualified XII (1.20)	5.728	10.65	61
Qualified XII (1.25)	3,419.155	10.65	36,414
Qualified XII (1.35)	12.969	10.64	138
Qualified XII (1.40)	1,189.474	10.64	12,656
Qualified XII (1.50)	41.204	10.63	438
Qualified XVI	4,159.361	10.63	44,214
Qualified XXIV	2,504.533	11.03	27,625
	419,176.086		$ 4,468,373

Pioneer Mid Cap Value VCT
Currently payable annuity contracts:			$ 267,174
Contracts in accumulation period:
ING MAP PLUS NP26	18.252	$ 11.67	213
NYSUT 457	239,676.583	16.27	3,899,538
Qualified VI	1,337,054.336	14.30	19,119,877
Qualified X (1.15)	20,091.219	14.35	288,309
Qualified X (1.25)	146,113.706	14.30	2,089,426
Qualified XI	1,473.581	14.80	21,809
Qualified XII (0.55)	20,278.430	14.65	297,079
Qualified XII (0.60)	18,482.914	14.69	271,514
Qualified XII (0.65)	12,373.356	14.60	180,651
Qualified XII (0.70)	63,350.891	14.58	923,656
Qualified XII (0.75)	99,900.412	14.55	1,453,551
Qualified XII (0.80)	479,697.453	14.53	6,970,004
Qualified XII (0.85)	74,326.207	14.50	1,077,730
Qualified XII (0.90)	6,230.732	14.48	90,221
Qualified XII (0.95)	63,944.499	14.45	923,998
Qualified XII (1.00)	570,706.861	14.43	8,235,300

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Mid Cap Value VCT (continued)
Qualified XII (1.05)	31,913.333	$ 14.40	$ 459,552
Qualified XII (1.10)	28,915.160	14.38	415,800
Qualified XII (1.15)	6,177.700	14.35	88,650
Qualified XII (1.20)	3,534.334	14.33	50,647
Qualified XII (1.25)	20,922.378	14.30	299,190
Qualified XII (1.30)	4,805.252	14.28	68,619
Qualified XII (1.35)	2,365.754	14.25	33,712
Qualified XII (1.40)	8,140.337	14.23	115,837
Qualified XII (1.45)	5,358.944	14.20	76,097
Qualified XII (1.50)	1,109.309	14.18	15,730
Qualified XV	3,564.083	14.45	51,501
Qualified XVI	37,673.061	14.18	534,204
Qualified XVII	2,025.665	14.30	28,967
Qualified XVIII	4,231.678	14.30	60,513
Qualified XXI	13,050.103	14.53	189,618
Qualified XXIV	28,503.244	14.49	413,012
Qualified XXV	29,820.687	14.55	433,891
Qualified XXVI	6,800.760	14.48	98,475
Qualified XXXII	5,878.918	12.38	72,781
Qualified XXXIII (0.65)	1,094.415	14.86	16,263
Qualified XXXIV (0.60)	2,093.941	14.69	30,760
	3,401,698.488		$ 49,663,869

Scudder Equity 500 Index
Contracts in accumulation period:
Qualified XII (1.00)	148.055	$ 12.34	$ 1,827
	148.055		$ 1,827

T. Rowe Price Mid-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP11	906.615	$ 11.64	$ 10,553
ING MAP PLUS NP14	7,492.083	11.62	87,058
ING MAP PLUS NP15	15,694.923	11.62	182,375
ING MAP PLUS NP16	7,873.816	11.61	91,415
ING MAP PLUS NP19	7,662.069	11.60	88,880
ING MAP PLUS NP22	13,673.057	11.58	158,334
ING MAP PLUS NP27	20.520	11.55	237
ING MAP PLUS NP30	24.090	11.54	278
	53,347.173		$ 619,130

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Templeton Foreign Fund
Contracts in accumulation period:
ING MAP PLUS NP10	11,381.850	$ 11.46	$ 130,436
ING MAP PLUS NP11	12,691.012	11.46	145,439
ING MAP PLUS NP14	5,712.675	11.44	65,353
ING MAP PLUS NP15	305.594	11.44	3,496
ING MAP PLUS NP16	1,997.726	11.43	22,834
ING MAP PLUS NP22	761.315	11.40	8,679
ING MAP PLUS NP29	6,356.113	11.37	72,269
ING MAP PLUS NP30	135.211	11.36	1,536
	39,341.496		$ 450,042

Templeton Growth
Contracts in accumulation period:
ING MAP PLUS NP16	2,439.964	11.31	27,596
ING MAP PLUS NP19	1,377.060	11.29	15,547
ING MAP PLUS NP22	423.936	11.28	4,782
ING MAP PLUS NP26	1,185.968	11.26	13,354
	5,426.928		$ 61,279

Templeton Global Bond
Contracts in accumulation period:
Qualified V	17,146.034	$ 11.60	$ 198,894
Qualified VI	294,872.179	11.61	3,423,466
Qualified XII (0.55)	457.949	17.55	8,037
Qualified XII (0.60)	981.906	17.52	17,203
Qualified XII (0.65)	135.906	17.49	2,377
Qualified XII (0.70)	7,507.274	17.46	131,077
Qualified XII (0.75)	679.576	17.43	11,845
Qualified XII (0.80)	12,176.379	17.40	211,869
Qualified XII (0.85)	7,769.587	11.64	90,438
Qualified XII (0.90)	142.330	17.34	2,468
Qualified XII (0.95)	14,153.138	11.63	164,601
Qualified XII (1.00)	186,462.253	11.63	2,168,556
Qualified XII (1.05)	7,382.545	11.63	85,859
Qualified XII (1.10)	1,237.005	11.62	14,374
Qualified XII (1.15)	1,133.046	11.62	13,166
Qualified XII (1.20)	71.576	11.61	831
Qualified XII (1.25)	9,002.326	11.61	104,517
Qualified XII (1.30)	1,853.402	11.61	21,518
Qualified XII (1.35)	30.258	11.60	351
Qualified XII (1.40)	1,202.414	11.60	13,948
Qualified XII (1.45)	316.566	11.59	3,669
Qualified XII (1.50)	208.887	11.59	2,421
Qualified XVI	5,198.102	11.59	60,246
Qualified XXIV	1,966.188	11.83	23,260
	572,086.826		$ 6,774,991

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
UBS U.S. Small Cap Growth
Contracts in accumulation period:
ING MAP PLUS NP11	4,491.876	$ 10.71	$ 48,108
	4,491.876		$ 48,108

Vanguard® 500 Index
Contracts in accumulation period:
Qualified XXXI	1,177.172	$ 10.82	$ 12,737
	1,177.172		$ 12,737

Vanguard® Variable Insurance
Contracts in accumulation period:
ING MAP PLUS NP11	18,284.150	$ 11.23	$ 205,331
ING MAP PLUS NP22	199.107	11.19	2,228
	18,483.257		$ 207,559

Wanger Select
Contracts in accumulation period:
Qualified VI	71,288.694	$ 11.41	$ 813,404
Qualified X (1.25)	405.232	11.85	4,802
Qualified XII (0.70)	5,664.978	11.45	64,864
Qualified XII (0.75)	108.559	11.45	1,243
Qualified XII (0.80)	1,828.147	11.44	20,914
Qualified XII (0.85)	13,495.280	11.44	154,386
Qualified XII (0.90)	22.747	11.43	260
Qualified XII (0.95)	9,284.077	11.43	106,117
Qualified XII (1.00)	68,514.524	11.43	783,121
Qualified XII (1.05)	12,679.947	11.42	144,805
Qualified XII (1.10)	1,444.133	11.42	16,492
Qualified XII (1.15)	1,238.704	11.42	14,146
Qualified XII (1.20)	619.895	11.41	7,073
Qualified XII (1.25)	3,245.048	11.41	37,026
Qualified XII (1.40)	132.719	11.40	1,513
Qualified XII (1.50)	429.588	11.39	4,893
Qualified XVI	1,900.878	11.39	21,651
Qualified XVII	466.842	11.43	5,336
Qualified XXIV	2,119.508	11.79	24,989
	194,889.500		$ 2,227,035

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger U.S. Smaller Companies
Contracts in accumulation period:
Qualified VI	84,145.808	$ 11.57	$ 973,567
Qualified X (1.25)	47.690	12.12	578
Qualified XII (0.55)	342.304	11.63	3,981
Qualified XII (0.65)	23.150	11.62	269
Qualified XII (0.70)	8,865.663	11.62	103,019
Qualified XII (0.75)	1,281.137	11.61	14,874
Qualified XII (0.80)	2,741.171	11.61	31,825
Qualified XII (0.85)	12,355.603	11.60	143,325
Qualified XII (0.95)	10,661.465	11.60	123,673
Qualified XII (1.00)	54,255.910	11.59	628,826
Qualified XII (1.05)	2,512.597	11.59	29,121
Qualified XII (1.10)	462.953	11.58	5,361
Qualified XII (1.15)	23.575	11.58	273
Qualified XII (1.25)	2,504.667	11.57	28,979
Qualified XII (1.40)	9.862	11.56	114
Qualified XII (1.50)	442.338	11.55	5,109
Qualified XVI	743.896	11.55	8,592
Qualified XVII	355.393	11.59	4,119
Qualified XXIV	4,185.000	11.80	49,383
	185,960.182		$ 2,154,988

Washington Mutual InvestorsSM - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP10	22,428.465	$ 10.75	$ 241,106
ING MAP PLUS NP11	22,663.256	10.75	243,630
ING MAP PLUS NP14	2,259.739	10.73	24,247
ING MAP PLUS NP15	30,562.069	10.73	327,931
ING MAP PLUS NP17	9,935.727	10.72	106,511
ING MAP PLUS NP19	2,065.826	10.71	22,125
ING MAP PLUS NP21	797.009	10.70	8,528
ING MAP PLUS NP22	17,277.549	10.69	184,697
ING MAP PLUS NP23	893.172	10.69	9,548
ING MAP PLUS NP27	16.026	10.67	171
ING MAP PLUS NP29	3,828.706	10.66	40,814
ING MAP PLUS NP7	2,084.679	10.77	22,452
	114,812.223		$ 1,231,760

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual InvestorsSM - Class R-4
Contracts in accumulation period:
Qualified VI	1,204,530.777	$ 10.82	$ 13,033,023
Qualified XII (0.55)	12,557.313	10.87	136,498
Qualified XII (0.60)	8,442.081	10.86	91,681
Qualified XII (0.65)	108.748	10.86	1,181
Qualified XII (0.70)	23,930.478	10.86	259,885
Qualified XII (0.75)	39,974.470	10.85	433,723
Qualified XII (0.80)	1,066,825.806	10.85	11,575,060
Qualified XII (0.85)	88,142.712	10.84	955,467
Qualified XII (0.90)	4,467.804	10.84	48,431
Qualified XII (0.95)	39,518.358	10.84	428,379
Qualified XII (1.00)	649,314.959	10.83	7,032,081
Qualified XII (1.05)	27,631.025	10.83	299,244
Qualified XII (1.10)	42,278.301	10.83	457,874
Qualified XII (1.15)	8,984.474	10.82	97,212
Qualified XII (1.20)	4,346.303	10.82	47,027
Qualified XII (1.25)	25,185.860	10.82	272,511
Qualified XII (1.35)	690.564	10.81	7,465
Qualified XII (1.40)	1,765.926	10.80	19,072
Qualified XII (1.45)	836.944	10.80	9,039
Qualified XII (1.50)	379.629	10.80	4,100
Qualified XVI	17,631.297	10.80	190,418
Qualified XVII	8,339.520	10.83	90,317
Qualified XXIV	33,350.993	11.08	369,529
	3,309,234.344		$ 35,829,217

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified I

  Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

  Qualified V

  Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

  Qualified VI

  Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

  Qualified VII

  Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

  Qualified VIII

  Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

  Qualified IX

  Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

  Qualified X

  Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified XI

  Certain large group Contracts issued in connection with deferred compensation plans adopted by state and local governments since January 1996.

  Qualified XII

  Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

  Qualified XV

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

  Qualified XVI

  Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

  Qualified XVII

  Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XVIII

  Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XIX

  Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified XX

  Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XXI

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  Qualified XXII

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  Qualified XXIV

  Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

  Qualified XXV

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVI

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVII

  Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  Qualified XXVIII

  Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified XXIX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified XXX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified XXXI

  Group Contract issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

  Qualified XXXII

  Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

  Qualified XXXIII

  Group Contract issued in connection with Multiple Sponsored Retirement Options product at 0.40 and 0.65 basis points.

  Qualified XXXIV

  Group Contract issued in connection with ING Custom Choice plans at 60 basis points.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Financial Highlights
A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM Health Sciences
2004	2	$10.00	$ 21	(e)%	1.05%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
AIM Mid Cap Core Equity
2004	18	$10.99 to $11.08	196	(e)	0.65% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
AIM Small Cap Growth
2004	-	$10.72	-	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
AIM V.I. Capital Appreciation
2004	2,282	$5.77 to $10.80	20,524	-	0.00% to 1.50%	4.97% to 14.62%
2003	2,409	$5.47 to $10.25	20,562	-	0.25% to 1.50%	27.54% to 29.11%
2002	2,288	$4.26 to $7.11	15,302	-	0.00% to 1.50%	-25.48% to -24.62%
2001	2,119	$5.69 to $9.39	19,027	7.37	0.00% to 1.75%	-24.43% to -23.55%
2000	1,839	$7.50 to $12.29	21,974	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Core Equity
2004	4,620	$6.65 to $11.18	$ 38,313	0.91%	0.00% to 1.50%	7.32% to 38.44%
2003	5,544	$6.16 to $10.37	42,522	1.00	0.25% to 1.50%	22.56% to 24.08%
2002	5,575	$5.00 to $6.54	34,728	0.33	0.00% to 1.50%	-16.84% to -15.71%
2001	5,919	$5.99 to $7.76	44,279	0.05	0.00% to 1.75%	-23.99% to -23.10%
2000	5,023	$7.84 to $10.04	48,981	(a)	(a)	(a)
AIM V.I. Growth
2004	3,029	$4.46 to $11.06	17,595	-	0.00% to 1.50%	6.63% to 61.70%
2003	3,143	$4.16 to $10.35	17,055	-	0.25% to 1.50%	29.19% to 30.88%
2002	2,722	$3.20 to $4.38	11,403	-	0.25% to 1.50%	-32.00% to -31.21%
2001	2,533	$4.69 to $6.34	15,568	0.21	0.00% to 1.75%	-34.87% to -34.11%
2000	2,061	$7.16 to $9.62	19,441	(a)	(a)	(a)
AIM V.I. Premier Equity
2004	2,627	$6.44 to $10.79	19,636	0.44	0.00% to 1.50%	4.26% to 22.18%
2003	2,956	$6.15 to $10.33	21,041	0.31	0.25% to 1.50%	23.17% to 24.71%
2002	2,777	$4.97 to $5.99	15,977	0.34	0.25% to 1.50%	-31.30% to -30.50%
2001	2,682	$7.19 to $8.58	22,335	2.33	0.00% to 1.75%	-13.87% to -12.88%
2000	1,903	$8.32 to $9.94	18,487	(a)	(a)	(a)
Alliance Bernstein Growth and Income Fund
2004	2	$10.75	22	(e)	0.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Alliance Bernstein Growth and Income Portfolio
2004	4	$11.23	50	(e)	1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
American Balanced Fund®
2004	120	$10.50 to $10.61	$ 1,269	(e)%	0.30% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
American Century® Income & Growth
2004	433	$10.03 to $30.91	4,389	1.83	1.00% to 1.10%	11.51% to 11.57%
2003	272	$8.99 to $27.72	2,491	1.48	1.00% to 1.10%	27.92% to 28.06%
2002	159	$7.02 to $21.67	1,152	1.30	1.00% to 1.10%	-20.84% to -20.40%
2001	62	$8.82 to $27.26	629	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Ariel Appreciation
2004	18	$10.88 to $10.94	192	(e)	0.85% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Ariel
2004	13	$11.66 to $11.70	154	(e)	1.25% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Baron Asset
2004	11	$12.11 to $12.18	135	(e)	0.60% to 1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Baron Growth
2004	32	$12.01 to $12.12	$ 392	-%	0.50% to 1.50%	0.00%
2003	-	$12.91	-	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
Calvert Social Balanced
2004	3,412	$10.91 to $29.27	66,170	1.71	0.00% to 1.50%	6.63% to 8.01%
2003	3,259	$10.21 to $27.31	60,576	1.94	0.25% to 1.50%	17.49% to 18.96%
2002	3,111	$8.88 to $23.11	49,766	2.70	0.00% to 1.50%	-13.46% to -12.46%
2001	3,120	$10.23 to $26.58	58,340	5.40	0.00% to 1.75%	-8.34% to -7.27%
2000	3,005	$11.13 to $28.86	63,262	(a)	(a)	(a)
EuroPacific Growth Fund® - Class R-3
2004	48	$11.47 to $11.58	553	(e)	0.40% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
EuroPacific Growth Fund® - Class R-4
2004	1,426	$11.43 to $11.96	16,360	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Evergreen Special Values
2004	2,610	$11.56 to $18.76	47,554	0.96	0.55% to 1.55%	18.85% to 18.90%
2003	1,118	$15.33 to $15.50	17,138	-	0.95% to 1.00%	34.00% to 34.08%
2002	819	$11.44 to $11.56	9,367	-	0.95% to 1.00%	-7.97% to -7.92%
2001	316	$12.43 to $12.56	3,926	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® Advisor Mid Cap
2004	37	$11.31 to $11.43	$ 423	(e)%	0.35% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Fidelity® VIP Contrafund®
2004	32,399	$11.31 to $28.47	743,262	0.31	0.00% to 1.85%	13.73% to 15.24%
2003	27,815	$10.35 to $24.91	564,372	0.40	0.25% to 1.50%	26.56% to 28.10%
2002	23,810	$10.26 to $19.58	382,356	0.79	0.00% to 1.50%	-10.70% to -9.48%
2001	20,685	$11.40 to $21.82	375,287	3.44	0.00% to 1.75%	-13.56% to -12.55%
2000	19,961	$11.84 to $25.13	420,902	(a)	(a)	(a)
Fidelity® VIP Equity-Income
2004	21,024	$10.84 to $27.10	405,088	1.43	0.00% to 1.95%	9.88% to 11.29%
2003	18,499	$10.50 to $24.58	327,820	1.56	0.25% to 1.50%	28.39% to 30.03%
2002	16,267	$8.79 to $19.07	226,895	1.66	0.00% to 1.50%	-18.19% to -17.24%
2001	13,666	$10.66 to $23.23	237,314	5.91	0.00% to 1.75%	-6.38% to -5.29%
2000	10,367	$11.30 to $24.73	195,903	(a)	(a)	(a)
Fidelity® VIP Growth
2004	24,025	$9.50 to $24.16	377,338	0.26	0.00% to 1.65%	1.80% to 3.11%
2003	24,544	$9.27 to $23.64	380,196	0.24	0.25% to 1.50%	30.83% to 32.47%
2002	23,257	$8.30 to $18.00	277,744	0.25	0.00% to 1.50%	-31.15% to -30.35%
2001	22,173	$11.97 to $26.05	388,351	7.04	0.00% to 1.75%	-18.89% to -17.94%
2000	20,583	$14.65 to $32.00	448,872	(a)	(a)	(a)
Fidelity® VIP High Income
2004	568	$8.98 to $9.03	5,210	9.10	1.00% to 1.50%	8.40% to 8.45%
2003	866	$8.28 to $8.33	7,292	5.36	1.00% to 1.50%	25.84% to 26.02%
2002	529	$6.58 to $6.61	3,569	8.54	1.00% to 1.50%	2.31% to 2.41%
2001	411	$6.43 to $6.45	2,694	12.33	0.75% to 1.50%	-12.83% to -12.67%
2000	332	$7.38 to $7.39	2,450	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Asset ManagerSM
2004	1,116	$18.11 to $18.23	$ 20,327	2.80%	1.00% to 1.10%	4.32% to 4.47%
2003	1,246	$17.36 to $17.45	21,727	3.47	1.00% to 1.10%	16.67% to 16.80%
2002	1,221	$14.88 to $14.94	18,235	3.97	1.00% to 1.10%	-9.73% to -9.64%
2001	1,306	$16.48 to $16.54	21,589	5.70	1.05% to 1.25%	-5.29% to -5.10%
2000	1,362	$17.41 to $17.43	23,730	(a)	(a)	(a)
Fidelity® VIP Index 500
2004	4,966	$23.38 to $23.53	116,763	1.24	1.00% to 1.10%	9.41% to 9.49%
2003	4,705	$21.37 to $21.49	101,046	1.34	1.00% to 1.10%	26.98% to 27.16%
2002	4,302	$16.83 to $16.90	72,668	1.32	1.00% to 1.10%	-23.10% to -23.32%
2001	4,378	$21.89 to $21.96	96,097	1.12	1.05% to 1.25%	-13.20% to -13.03%
2000	4,146	$25.21 to $25.25	104,650	(a)	(a)	(a)
Fidelity® VIP Overseas
2004	3,036	$8.33 to $15.65	41,057	1.10	0.00% to 1.50%	11.91% to 27.00%
2003	2,508	$7.40 to $13.88	30,341	0.50	0.25% to 1.50%	41.20% to 43.00%
2002	1,719	$5.21 to $9.79	14,076	0.74	0.00% to 1.50%	-21.47% to -20.56%
2001	1,306	$6.61 to $12.42	14,766	13.21	0.00% to 1.75%	-22.35% to -21.44%
2000	1,232	$8.47 to $15.94	18,192	(a)	(a)	(a)
Franklin Small-Mid Cap Growth
2004	6	$10.84 to $10.91	70	(e)	0.90% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Franklin Small Cap Value Securities
2004	3,359	$12.11 to $16.33	50,132	0.13	0.00% to 1.65%	21.91% to 23.12%
2003	1,312	$10.35 to $13.33	15,883	0.19	0.55% to 1.50%	30.14% to 31.36%
2002	860	$9.19 to $9.32	7,951	0.55	0.55% to 1.50%	-10.62% to -10.12%
2001	13	$10.28 to $10.30	130	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
The Growth Fund of America® - Class R-3
2004	122	$10.74 to $10.86	$ 1,320	(e)%	0.30% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
The Growth Fund of America® - Class R-4
2004	4,738	$10.80 to $11.14	51,341	(e)	0.45% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
The Income Fund of America® - Class R-3
2004	10	$10.97 to $11.08	110	(e)	0.30% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET Fund - Series H
2004	1,283	$10.02 to $11.03	13,499	4.66	0.25% to 1.75%	-0.19% to 1.12%
2003	1,765	$10.03 to $10.91	18,535	4.10	0.50% to 1.75%	1.37% to 2.73%
2002	2,251	$10.23 to $10.62	23,282	3.60	0.25% to 1.75%	2.95% to 3.93%
2001	2,578	$9.93 to $10.17	25,808	0.47	0.25% to 1.75%	-1.09% to 0.08%
2000	2,894	$9.87 to $10.16	29,176	(a)	(a)	(a)
ING GET Fund - Series I
2004	75	$9.96 to $10.23	770	3.87	1.75%	-0.60% to -0.58%
2003	106	$10.02 to $10.29	1,092	3.42	1.75%	1.38%
2002	117	$10.15	1,190	3.54	1.75%	3.52%
2001	128	$9.80	1,252	0.24	1.75%	-0.60%
2000	138	$9.86	1,364	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET Fund - Series J
2004	35	$9.95 to $10.11	$ 351	4.61%	1.75%	-0.70% to -0.69%
2003	38	$10.02 to $10.18	386	3.59	1.75%	0.79%
2002	39	$10.10	394	3.47	1.75%	4.23%
2001	39	$9.69	381	0.16	1.75%	-0.46%
2000	47	$9.73	457	(a)	(a)	(a)
ING GET Fund - Series K
2004	131	$9.90 to $10.32	1,349	3.63	1.25% to 1.75%	-1.17% to -0.58%
2003	167	$10.01 to $10.38	1,736	3.07	1.25% to 1.75%	0.59% to 1.07%
2002	200	$10.17 to $10.27	2,048	2.74	1.25% to 1.75%	3.90% to 4.41%
2001	231	$9.79 to $9.84	2,275	-	1.30% to 1.75%	-2.52% to -2.09%
2000	285	$10.04 to $10.05	2,863	(a)	(a)	(a)
ING GET Fund - Series L
2004	68	$10.27	696	4.24	1.25%	-0.68%
2003	101	$10.34	1,049	3.76	1.25%	2.17%
2002	117	$10.12	1,187	0.05	1.25%	1.41%
2001	131	$9.98	1,305	4.60	1.30%	-0.36%
2000	2	$10.02	16	(a)	(a)	(a)
ING GET Fund - Series Q
2004	364	$10.57	3,849	3.64	1.25%	0.67%
2003	418	$10.50	4,385	-	1.25%	3.86%
2002	498	$10.11	5,031	2.28	1.25%	(c)
2001	364	$10.00	3,642	(b)	1.05%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series S
2004	2,247	$10.18 to $10.89	23,958	2.65	0.50% to 1.75%	0.86% to 2.16%
2003	3,106	$10.09 to $10.69	32,661	0.10	0.50% to 1.75%	4.08% to 5.34%
2002	4,624	$10.04 to $10.11	46,558	(c)	0.25% to 1.75%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Balanced
2004	30,971	$11.05 to $34.36	$ 692,148	1.99%	0.00% to 1.50%	7.78% to 9.12%
2003	31,363	$10.22 to $31.70	659,370	1.96	0.25% to 1.50%	17.10% to 18.62%
2002	32,476	$10.03 to $26.92	597,925	1.06	0.00% to 1.50%	-11.64% to -10.62%
2001	36,765	$11.27 to $30.30	768,043	5.73	0.00% to 1.75%	-5.66% to -4.54%
2000	38,718	$11.85 to $31.93	875,436	(a)	(a)	(a)
ING VP Emerging Markets
2004	1,038	$10.10 to $10.13	10,509	0.84	1.00%	20.45% to 20.53%
2003	973	$8.38 to $8.41	8,172	-	1.00%	45.74% to 45.75%
2002	871	$5.75 to $5.77	5,020	-	1.00%	-10.24% to -10.23%
2001	859	$6.41 to $6.43	5,519	20.84	1.00% to 1.25%	-11.54% to -11.37%
2000	878	$7.24 to $7.25	6,367	(a)	(a)	(a)
ING VP Intermediate Bond
2004	20,579	$10.21 to $74.70	407,745	1.50	0.00% to 1.95%	3.31% to 4.59%
2003	20,885	$10.04 to $71.97	408,185	1.72	0.25% to 1.50%	4.71% to 6.06%
2002	24,208	$13.07 to $68.41	458,178	3.22	0.00% to 1.50%	6.72% to 7.96%
2001	23,313	$12.15 to $63.81	409,596	6.40	0.00% to 1.75%	7.12% to 8.37%
2000	17,978	$11.26 to $59.29	301,919	(a)	(a)	(a)
ING VP Money Market
2004	14,934	$9.98 to $50.07	216,952	1.09	0.00% to 1.50%	-0.49% to 0.76%
2003	17,666	$10.00 to $49.72	257,477	1.79	0.25% to 1.50%	-0.61% to .66%
2002	23,887	$11.78 to $49.45	368,846	3.78	0.00% to 1.50%	0.11% to 1.27%
2001	24,401	$11.68 to $48.83	374,569	5.45	0.00% to 1.75%	2.38% to 3.62%
2000	21,736	$11.32 to $47.51	322,714	(a)	(a)	(a)
ING VP Natural Resources
2004	1,267	$12.03 to $19.55	20,790	0.82	0.00% to 1.50%	11.01% to 30.41%
2003	940	$10.76 to $17.40	13,971	-	0.25% to 1.50%	28.54% to 30.12%
2002	1,022	$8.30 to $13.46	11,897	0.18	0.00% to 1.50%	-3.56% to -2.54%
2001	1,061	$8.54 to $13.82	12,751	-	0.00% to 1.75%	-17.19% to -16.23%
2000	1,140	$10.24 to $16.64	16,696	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Julius Baer Foreign
2004	122	$11.66 to $12.27	$ 1,428	(e)%	0.70% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return
2004	2,236	$10.84 to $13.30	29,119	2.74	0.55% to 1.50%	9.45% to 10.56%
2003	701	$11.28 to $12.03	8,289	(d)	0.55% to 1.50%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Equity Income
2004	2,052	$11.13 to $14.87	30,123	1.48	0.50% to 1.55%	13.15% to 14.30%
2003	166	$12.20 to $13.01	2,143	(d)	0.55% to 1.50%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Aeltus Enhanced Index
2004	179	$8.41 to $11.01	1,536	0.68	0.60% to 1.50%	8.35% to 9.36%
2003	101	$7.76 to $10.13	800	0.65	0.60% to 1.50%	25.57% to 26.56%
2002	19	$6.18 to $8.04	126	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING American Century Select
2004	230	$8.84 to $9.95	2,070	-	0.40% to 1.50%	3.15% to 4.31%
2003	253	$8.57 to $10.38	2,194	-	0.40% to 1.50%	32.25% to 33.38%
2002	39	$6.48 to $6.85	255	(c)	0.75% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING American Century Small Cap Value
2004	1,961	$11.64 to $13.29	$ 25,577	0.04%	0.00% to 1.50%	19.50% to 20.75%
2003	582	$10.77 to $10.94	6,307	0.17	0.55% to 1.50%	33.46% to 34.73%
2002	227	$8.07 to $8.12	1,834	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Baron Small Cap Growth
2004	3,951	$12.10 to $16.51	58,317	-	0.00% to 1.50%	26.05% to 27.38%
2003	1,313	$10.23 to $13.03	15,257	-	0.40% to 1.50%	31.49% to 32.65%
2002	372	$8.67 to $8.73	3,239	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Goldman Sachs® Capital Growth
2004	138	$9.96 to $11.06	1,490	0.09	0.60% to 1.50%	7.17% to 8.11%
2003	83	$9.27 to $10.37	827	-	0.60% to 1.50%	21.72% to 22.96%
2002	43	$7.59 to $8.32	347	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan International
2004	7,709	$10.97 to $22.92	138,552	1.10	0.00% to 1.50%	17.11% to 18.98%
2003	8,116	$9.30 to $19.47	126,504	0.98	0.25% to 1.50%	27.52% to 29.04%
2002	8,676	$7.24 to $15.19	107,839	0.62	0.00% to 1.50%	-19.30% to -18.37%
2001	9,398	$8.90 to $18.73	145,566	23.69	0.00% to 1.75%	-28.02% to -27.18%
2000	10,064	$12.27 to $25.91	219,543	(a)	(a)	(a)
ING JPMorgan Mid Cap Value
2004	1,022	$11.71 to $14.33	14,426	0.22	0.00% to 1.50%	18.76% to 20.12%
2003	339	$10.24 to $11.93	3,999	0.44	0.45% to 1.50%	28.20% to 29.21%
2002	113	$9.15 to $9.21	1,038	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING MFS Capital Opportunities
2004	7,187	$9.80 to $29.32	$ 143,585	0.44%	0.00% to 1.50%	11.16% to 12.65%
2003	8,274	$8.73 to $26.23	151,497	0.19	0.25% to 1.50%	26.12% to 27.71%
2002	8,811	$7.36 to $20.69	129,150	-	0.00% to 1.50%	-31.20% to -30.41%
2001	9,985	$10.67 to $29.93	216,006	18.63	0.00% to 1.75%	-25.88% to -25.02%
2000	9,596	$14.36 to $40.20	291,499	(a)	(a)	(a)
ING OpCap Balanced Value
2004	1,519	$11.21 to $13.80	20,474	1.09	0.55% to 1.50%	8.60% to 9.70%
2003	752	$10.29 to $12.58	9,183	1.63	0.55% to 1.50%	28.44% to 29.44%
2002	59	$8.00 to $9.69	515	(c)	0.70% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio
2004	182	$12.22 to $12.52	2,264	-	0.60% to 1.50%	13.36% to 14.26%
2003	119	$10.78 to $10.94	1,294	-	0.65% to 1.50%	29.96% to 30.90%
2002	24	$8.30 to $8.35	202	(c)	0.70% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return
2004	3,872	$10.21 to $11.64	43,692	-	0.40% to 1.50%	2.73% to 3.93%
2003	2,845	$10.02 to $11.20	31,227	3.56	0.40% to 1.50%	2.52% to 3.44%
2002	1,518	$10.70 to $10.77	16,279	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Aggressive Growth - Initial Class
2004	19,676	$8.28 to $14.64	228,353	-	0.00% to 1.50%	7.99% to 26.50%
2003	22,307	$7.60 to $13.51	239,784	-	0.25% to 1.50%	36.05% to 37.92%
2002	21,979	$5.54 to $9.90	175,927	-	0.00% to 1.50%	-36.27% to -35.53%
2001	24,305	$8.63 to $15.50	305,237	6.20	0.00% to 1.75%	-26.33% to -25.47%
2000	24,658	$11.63 to $20.98	425,188	*	*	*

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Salomon Brothers Aggressive Growth - Service Class
2004	2	$10.32	$ 16	(e)%	0.70%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Salomon Brothers Fundamental Value
2004	602	$11.12 to $18.10	10,359	-	0.55% to 1.50%	6.81% to 7.87%
2003	578	$10.39 to $16.78	9,414	1.39	0.55% to 1.50%	38.62% to 39.78%
2002	23	$7.48 to $11.99	244	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Investors Value
2004	427	$10.74 to $14.14	5,760	0.92	0.55% to 1.50%	8.37% to 9.44%
2003	321	$9.88 to $12.92	4,019	0.69	0.55% to 1.50%	29.49% to 30.54%
2002	67	$7.62 to $9.89	635	(c)	0.60% to 1.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Diversified Mid Cap Growth - Service Class
2004	1,207	$7.62 to $11.27	9,594	-	0.45% to 1.50%	6.87% to 8.09%
2003	1,287	$7.13 to $10.49	9,420	-	0.45% to 1.50%	42.51% to 43.68%
2002	166	$5.00 to $7.32	902	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Growth Equity - Initial Class
2004	14,985	$11.28 to $23.81	291,385	0.16	0.00% to 1.50%	8.36% to 10.00%
2003	13,740	$10.37 to $21.86	246,603	0.15	0.00% to 1.50%	28.96% to 30.55%
2002	12,185	$9.02 to $16.86	169,889	0.19	0.00% to 1.50%	-24.44% to -23.64%
2001	12,122	$11.85 to $22.20	223,753	15.67	0.00% to 1.75%	-11.56% to -10.53%
2000	11,636	$13.30 to $24.99	244,865	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Growth Equity - Service Class
2004	20	$10.64 to $12.16	$ 219	(e)%	0.40% to 1.30%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Large Cap Equity
2004	10,068	$9.67 to $16.40	135,468	0.78	0.00% to 1.50%	13.00% to 15.41%
2003	10,747	$8.55 to $14.33	128,075	0.58	0.25% to 1.50%	23.02% to 24.66%
2002	11,666	$6.95 to $11.58	114,492	0.20	0.00% to 1.50%	-26.01% to -25.15%
2001	12,954	$9.39 to $15.50	172,262	20.46	0.00% to 1.75%	-22.07% to -21.20%
2000	13,514	$12.05 to $19.72	234,529	(a)	(a)	(a)
ING Van Kampen Comstock
2004	5,605	$11.21 to $14.42	71,730	-	0.40% to 1.95%	15.01% to 16.27%
2003	2,951	$10.46 to $12.47	32,018	0.89	0.40% to 1.50%	27.74% to 28.90%
2002	983	$8.29 to $8.35	8,175	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income
2004	105	$10.44 to $33.04	2,372	0.37	0.55% to 1.50%	8.97% to 9.99%
2003	50	$9.55 to $30.04	911	0.14	0.55% to 1.50%	25.13% to 26.26%
2002	42	$7.61 to $23.76	474	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Balanced
2004	4,481	$10.67 to $18.08	70,666	1.25	0.00% to 1.55%	8.56% to 9.97%
2003	4,016	$10.24 to $16.55	58,446	1.48	0.25% to 1.50%	17.67% to 19.12%
2002	3,907	$8.84 to $13.98	47,846	2.59	0.00% to 1.50%	-10.89% to -9.85%
2001	4,144	$9.85 to $15.59	57,038	2.54	0.00% to 1.75%	-8.39% to -7.32%
2000	4,127	$10.67 to $16.92	62,530	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Strategic Allocation Growth
2004	5,143	$10.83 to $18.78	$ 81,653	1.05%	0.00% to 1.55%	10.31% to 14.79%
2003	4,838	$9.86 to $16.92	69,833	0.88	0.25% to 1.50%	22.46% to 23.96%
2002	4,739	$7.99 to $13.73	56,046	1.75	0.00% to 1.50%	-15.04% to -14.06%
2001	4,817	$9.34 to $16.07	67,010	1.60	0.00% to 1.75%	-12.87% to -11.85%
2000	4,801	$10.63 to $18.33	77,057	(a)	(a)	(a)
ING VP Strategic Allocation Income
2004	2,282	$10.48 to $17.77	36,460	1.81	0.00% to 1.55%	6.38% to 7.76%
2003	2,238	$10.18 to $16.50	33,837	2.30	0.25% to 1.50%	11.92% to 13.28%
2002	2,347	$10.23 to $14.66	31,610	3.44	0.00% to 1.50%	-5.77% to -4.68%
2001	2,600	$10.77 to $15.41	37,096	4.35	0.00% to 1.75%	-3.84% to -2.71%
2000	2,622	$11.12 to $15.89	39,124	(a)	(a)	(a)
ING Financial Services
2004	1	$10.87	9	(e)	0.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Growth and Income
2004	108,588	$8.47 to $267.99	2,182,323	2.32	0.00% to 1.50%	6.78% to 21.16%
2003	121,775	$7.87 to $249.58	2,310,967	-	0.25% to 1.50%	24.14% to 25.78%
2002	139,292	$6.29 to $199.83	2,141,418	0.84	0.00% to 1.50%	-26.11% to -25.25%
2001	162,099	$8.45 to $268.94	3,399,498	0.60	0.00% to 1.75%	-19.62% to -18.68%
2000	178,363	$10.44 to $332.72	4,739,548	(a)	(a)	(a)
ING GET US Core - Series 1
2004	212	$10.51	2,224	0.70	1.25%	2.24%
2003	231	$10.28	2,378	(d)	1.25%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET US Core - Series 2
2004	1,821	$10.23 to $10.31	$ 18,726	0.11%	1.00% to 1.65%	1.99% to 2.59%
2003	2,055	$10.03 to $10.05	20,639	(d)	1.05% to 1.65%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING GET US Core - Series 3
2004	5,300	$9.95 to $10.02	52,924	0.00	1.00% to 1.75%	-0.40% to 0.20%
2003	21	$9.99 to $10.00	207	(d)	0.80% to 1.25%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING GET US Core - Series 5
2004	66	$10.47	696	(e)	1.75%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET US Core - Series 6
2004	556	$10.08	5,605	(e)	1.75%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET US Core - Series 7
2004	402	$10.00	4,017	(e)	1.00% to 1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GNMA Income
2004	40	$10.10 to $10.20	$ 404	(e)%	0.30% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Intermediate Bond
2004	52	$10.20 to $10.29	535	(e)	0.40% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology
2004	11,027	$3.56 to $10.00	40,737	-	0.00% to 1.50%	-2.73% to 132.01%
2003	12,668	$3.64 to $10.26	47,295	-	0.25% to 1.50%	43.36% to 45.25%
2002	8,904	$2.53 to $2.64	23,001	-	0.00% to 1.50%	-42.16% to -41.49%
2001	7,145	$4.35 to $4.50	31,754	-	0.00% to 1.75%	-24.13% to -23.22%
2000	4,262	$5.71 to $5.87	24,855	(a)	(a)	(a)
ING VP Growth
2004	6,937	$5.37 to $15.14	89,883	0.12	0.00% to 1.50%	5.63% to 6.92%
2003	7,779	$5.06 to $14.18	95,972	-	0.25% to 1.50%	28.43% to 30.14%
2002	7,963	$3.92 to $10.79	76,539	-	0.00% to 1.50%	-30.00% to -29.19%
2001	8,753	$5.57 to $15.43	120,765	11.29	0.00% to 1.75%	-28.16% to -27.32%
2000	8,901	$7.72 to $21.24	171,159	(a)	(a)	(a)
ING VP Index Plus LargeCap
2004	32,461	$10.67 to $19.66	562,520	0.99	0.00% to 1.95%	8.92% to 10.32%
2003	31,590	$9.74 to $17.85	503,421	1.04	0.25% to 1.50%	24.22% to 25.85%
2002	29,577	$8.36 to $14.03	378,460	0.24	0.00% to 1.50%	-22.70% to -21.80%
2001	27,743	$10.73 to $18.18	459,606	4.07	0.00% to 1.75%	-14.92% to -13.92%
2000	25,137	$12.52 to $21.13	488,938	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Index Plus MidCap
2004	18,764	$11.22 to $20.56	$ 361,470	0.40%	0.00% to 1.85%	14.85% to 16.29%
2003	14,056	$10.18 to $17.68	233,761	0.39	0.25% to 1.50%	30.49% to 32.14%
2002	11,364	$12.33 to $13.38	144,261	0.45	0.00% to 1.50%	-13.40% to -12.40%
2001	6,071	$14.24 to $15.20	88,491	5.86	0.00% to 1.75%	-2.80% to-1.67%
2000	3,705	$14.65 to $15.46	55,395	(a)	(a)	(a)
ING VP Index Plus SmallCap
2004	10,466	$11.68 to $16.34	158,486	0.15	0.00% to 1.85%	20.22% to 21.76%
2003	7,540	$10.20 to $13.42	93,931	0.17	0.25% to 1.50%	34.15% to 35.83%
2002	5,909	$8.96 to $9.88	54,579	0.17	0.00% to 1.50%	-14.50% to -13.51%
2001	2,687	$10.48 to $11.37	28,860	4.91	0.00% to 1.75%	0.87% to 2.05%
2000	1,211	$9.94 to $11.14	12,843	(a)	(a)	(a)
ING VP International Equity
2004	1,509	$6.71 to $12.18	14,340	1.20	0.00% to 1.50%	15.42% to 32.77%
2003	1,451	$5.79 to $10.52	11,933	1.01	0.25% to 1.50%	30.10% to 31.82%
2002	1,316	$4.43 to $6.40	8,248	0.22	0.00% to 1.50%	-27.77% to -26.93%
2001	1,269	$6.10 to $8.79	10,978	0.11	0.00% to 1.75%	-25.02% to -24.14%
2000	1,117	$8.09 to $11.62	12,949	(a)	(a)	(a)
ING VP Small Company
2004	9,070	$11.02 to $23.47	175,779	0.28	0.00% to 1.50%	12.69% to 14.09%
2003	9,733	$9.73 to $20.60	167,432	0.25	0.25% to 1.50%	35.44% to 37.18%
2002	9,115	$7.15 to $14.86	115,085	0.48	0.00% to 1.50%	-24.37% to -23.50%
2001	7,976	$9.41 to $19.68	134,200	3.51	0.00% to 1.75%	2.44% to 3.64%
2000	6,314	$9.15 to $19.00	104,712	(a)	(a)	(a)
ING VP Value Opportunity
2004	6,985	$9.66 to $18.79	110,369	0.80	0.00% to 1.50%	8.48% to 9.86%
2003	8,963	$8.85 to $17.11	133,176	0.77	0.25% to 1.50%	22.79% to 24.30%
2002	9,633	$9.09 to $13.82	115,345	0.46	0.00% to 1.50%	-27.07% to -26.22%
2001	7,322	$12.37 to $18.98	118,660	4.66	0.00% to 1.75%	-10.97% to -9.93%
2000	3,530	$13.79 to $20.91	63,066	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Financial Services
2004	17	$11.12 to $11.44	$ 194	(e)%	0.75% to 1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP International Value
2004	4,834	$11.49 to $13.33	58,379	1.23	0.30% to 1.50%	15.63% to 16.94%
2003	3,157	$10.17 to $11.47	32,591	1.19	0.40% to 1.50%	27.92% to 29.37%
2002	1,603	$7.95 to $8.07	12,825	0.86	0.45% to 1.50%	-16.56% to -16.17%
2001	160	$9.54 to $9.56	1,529	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MagnaCap
2004	183	$9.45 to $9.68	1,748	1.63	0.60% to 1.50%	7.39% to 8.41%
2003	177	$8.80 to $8.93	1,571	1.04	0.60% to 1.50%	29.18% to 30.17%
2002	80	$6.82 to $6.86	544	(c)	0.60% to 1.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP MidCap Opportunities
2004	536	$10.19 to $11.43	5,546	-	0.55% to 1.50%	9.81% to 20.57%
2003	447	$9.28 to $9.50	4,191	-	0.55% to 1.50%	34.69% to 35.91%
2002	66	$6.89 to $6.99	457	-	0.55% to 1.50%	-26.79% to -26.57%
2001	3	$9.45 to $9.46	30	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Real Estate
2004	1,960	$13.58 to $13.95	27,225	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP SmallCap Opportunities
2004	1,087	$7.36 to $8.08	$ 8,178	-%	0.40% to 1.50%	8.53% to 16.59%
2003	1,170	$6.78 to $6.96	8,045	-	0.40% to 1.50%	36.69% to 38.10%
2002	446	$4.96 to $5.04	2,239	-	0.45% to 1.50%	-44.29% to -44.13%
2001	7	$8.95 to $8.96	59	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING Real Estate
2004	22	$12.65 to $12.76	282	(e)	0.45% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Janus Advisor Series Balanced
2004	-	$11.40	-	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Janus Aspen Balanced
2004	16,735	$10.06 to $26.46	356,943	2.17	0.00% to 1.95%	6.91% to 8.29%
2003	19,201	$9.36 to $24.66	385,094	2.22	0.25% to 1.50%	12.34% to 13.76%
2002	19,717	$8.29 to $21.87	353,540	2.57	0.00% to 1.50%	-7.84% to -6.77%
2001	17,000	$8.95 to $23.65	338,450	2.71	0.00% to 1.75%	-6.13% to -5.04%
2000	13,548	$9.49 to $25.11	296,054	(a)	(a)	(a)
Janus Aspen Capital Appreciation
2004	365	$8.55 to $11.51	3,238	0.03	1.00% to 1.25%	16.50% to 16.80%
2003	423	$7.32 to $9.88	3,177	0.27	1.00% to 1.25%	18.75% to 19.02%
2002	326	$6.15 to $8.32	2,019	0.33	1.00% to 1.25%	-16.77%
2001	72	$7.39	530	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Flexible Income
2004	4,497	$10.30 to $21.35	$ 78,169	5.55%	0.00% to 1.50%	2.39% to 3.69%
2003	5,268	$10.03 to $20.59	89,994	4.83	0.25% to 1.50%	4.82% to 6.09%
2002	5,626	$12.74 to $19.53	92,271	4.52	0.00% to 1.50%	8.83% to 10.09%
2001	3,776	$11.67 to $17.78	56,744	6.11	0.00% to 1.75%	6.13% to 7.36%
2000	2,595	$10.97 to $16.61	36,898	(a)	(a)	(a)
Janus Aspen Growth
2004	12,324	$9.60 to $19.79	199,501	0.13	0.00% to 1.50%	2.98% to 4.25%
2003	15,153	$9.27 to $19.13	239,988	0.09	0.25% to 1.50%	29.72% to 31.47%
2002	16,346	$7.70 to $14.67	199,166	-	0.00% to 1.50%	-27.61% to -26.77%
2001	18,060	$10.56 to $20.16	305,619	0.25	0.00% to 1.75%	-25.86% to -25.00%
2000	17,916	$14.14 to $27.07	412,686	(a)	(a)	(a)
Janus Aspen Mid Cap Growth
2004	25,472	$10.94 to $24.72	458,336	-	0.00% to 1.50%	18.99% to 20.42%
2003	30,177	$9.11 to $20.68	459,241	-	0.25% to 1.50%	33.11% to 34.86%
2002	31,862	$7.88 to $15.46	369,184	-	0.00% to 1.50%	-29.01% to -28.04%
2001	34,630	$11.02 to $21.67	569,410	-	0.00% to 1.75%	-40.36% to -39.66%
2000	33,795	$18.33 to $36.17	950,193	(a)	(a)	(a)
Janus Aspen Worldwide Growth
2004	24,107	$9.48 to $23.32	425,591	0.95	0.00% to 1.50%	3.20% to 4.47%
2003	31,018	$9.09 to $22.51	536,188	1.06	0.25% to 1.50%	22.11% to 23.74%
2002	36,207	$7.94 to $18.36	513,443	0.87	0.00% to 1.50%	-26.61% to -25.61%
2001	40,344	$10.75 to $24.94	783,656	0.45	0.00% to 1.75%	-23.60% to -22.71%
2000	42,211	$13.96 to $32.52	1,083,720	(a)	(a)	(a)
Janus Twenty
2004	124	$5.87 to $5.90	730	-	0.95% to 1.10%	22.55% to 22.66%
2003	117	$4.79 to $4.81	563	0.63	0.95% to 1.10%	23.97% to 24.09%
2002	99	$3.86 to $3.88	383	0.63	0.95% to 1.10%	-24.85% to -24.74%
2001	97	$5.14 to $5.15	497	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Lord Abbett Affiliated
2004	20	$11.02 to $11.10	$ 221	(e)%	0.65% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Lord Abbett Growth and Income
2004	9,581	$11.21 to $11.85	109,667	1.07	0.45% to 1.95%	10.99% to 14.71%
2003	4,951	$10.10 to $10.44	50,532	0.93	0.45% to 1.50%	28.99% to 30.39%
2002	1,545	$7.83 to $7.93	12,172	1.05	0.55% to 1.50%	-19.17% to -18.81%
2001	126	$9.70 to $9.72	1,226	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Mid-Cap Value - Class VC
2004	7,424	$12.45 to $15.68	96,241	0.40	0.00% to 1.50%	22.18% to 36.28%
2003	2,735	$10.19 to $12.77	28,509	0.67	0.45% to 1.50%	22.92% to 24.05%
2002	1,213	$8.29 to $8.41	10,124	1.08	0.55% to 1.50%	-10.91% to -10.64%
2001	28	$9.34 to $9.35	265	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Mid Cap Value Fund - Class A
2004	24	$11.91 to $14.25	290	(e)	0.50% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Lord Abbett Small-Cap Value
2004	45	$11.74 to $11.84	530	(e)	0.65% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Massachusetts Investors Growth Stock
2004	17	$10.55 to $10.58	$ 180	(e)%	0.70% to 0.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
MFS® Total Return
2004	5,159	$14.45 to $14.54	74,758	1.56	1.00% to 1.10%	10.14% to 10.24%
2003	4,414	$13.12 to $13.19	58,033	1.66	1.00% to 1.10%	14.99% to 15.20%
2002	3,443	$11.41 to $11.45	39,338	1.50	1.00% to 1.10%	-6.21% to -6.11%
2001	1,743	$12.16 to $12.20	21,228	3.77	1.05% to 1.25%	-1.00% to -0.81%
2000	395	$12.28 to $12.30	4,860	(a)	(a)	(a)
Moderate Allocation Portfolio
2004	6	$10.72	63	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Mutual Discovery
2004	16	$11.54 to $11.60	186	(e)	0.45% to 1.05%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
New Perspective Fund® - Class R-3
2004	18	$11.12 to $11.17	204	(e)	0.30% to 0.80%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
New Perspective Fund® - Class R-4
2004	762	$11.30 to $11.66	$ 8,638	(e)%	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Capital Appreciation
2004	21	$10.27 to $10.36	217	(e)	0.65% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Developing Markets
2004	1,557	$12.94 to $29.69	37,377	2.10	0.55% to 1.65%	31.71%
2003	429	$14.57	6,248	4.56	1.00%	63.52%
2002	145	$8.91	1,294	2.50	1.00%	-2.58%
2001	24	$9.15 to $13.82	223	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Global
2004	-	$14.57	4	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Main Street Fund® - Class A
2004	1	$10.56 to $10.63	13	(e)	0.90% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Aggressive Growth
2004	-	$0.00	$ 3	-%	1.25%	0.00%
2003	-	-	4	-	1.25%	-
2002	-	-	3	(c)	1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Global Securities
2004	22,250	$11.36 to $19.26	410,368	1.10	0.00% to 1.80%	17.37% to 18.89%
2003	16,092	$10.51 to $16.20	251,043	0.55	0.25% to 1.50%	40.97% to 43.00%
2002	10,640	$10.74 to $11.36	117,400	0.51	0.00% to 1.50%	-23.30% to -22.41%
2001	6,078	$14.01 to $14.59	86,986	10.25	0.00% to 1.75%	-13.36% to -12.34%
2000	3,052	$16.17 to $16.76	50,259	(a)	(a)	(a)
Oppenheimer Main Street® Fund/VA
2004	-	$0.00	43	-	1.25% to 1.50%	0.00%
2003	-	-	32	-	1.25% to 1.50%	-
2002	-	-	28	(c)	1.25% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Main Street® Small Cap
2004	-	$12.30	5	(e)	1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Strategic Bond
2004	3,306	$10.88 to $14.98	47,078	4.44	0.00% to 1.95%	7.08% to 8.47%
2003	2,470	$10.31 to $13.81	32,607	5.57	0.25% to 1.50%	16.27% to 17.73%
2002	1,474	$11.06 to $11.73	16,662	6.58	0.00% to 1.50%	5.84% to 7.07%
2001	924	$10.45 to $10.91	9,817	6.28	0.00% to 1.75%	3.28% to 4.48%
2000	586	$10.12 to $10.79	6,010	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pax World Balanced
2004	1,550	$10.45 to $11.12	$ 16,523	0.96%	0.55% to 1.65%	11.98% to 12.45%
2003	378	$9.43 to $9.56	3,605	1.04	0.85% to 1.25%	15.85% to 16.30%
2002	195	$8.14 to $8.22	1,605	1.68	0.85% to 1.25%	-9.77%
2001	254	$9.10	2,309	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
PIMCO NFJ Small-Cap Value
2004	4	$12.00	53	(e)	0.90%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
PIMCO VIT Real Return
2004	882	$10.43 to $10.83	9,519	(e)	0.60% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer High Yield
2004	42	$10.38 to $10.48	437	(e)	0.60% to 1.65%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Equity Income VCT
2004	2,471	$11.02 to $13.99	28,279	2.17	0.00% to 1.95%	14.64% to 17.70%
2003	1,096	$9.61 to $12.14	10,691	2.39	0.45% to 1.50%	20.73% to 21.93%
2002	472	$7.96 to $8.07	3,782	2.54	0.55% to 1.50%	-16.99% to -16.62%
2001	9	$9.60 to $9.62	88	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer Fund
2004	-	$12.57	$ 1	(e)%	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Fund VCT
2004	256	$10.03 to $10.94	2,601	1.16	0.55% to 1.50%	9.62% to 10.60%
2003	165	$9.15 to $9.37	1,522	1.13	0.55% to 1.50%	21.84% to 23.13%
2002	57	$7.51 to $7.61	432	1.24	0.55% to 1.50%	-20.16% to -19.80%
2001	1	$9.41 to $9.43	9	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer High Yield VCT
2004	419	$10.63 to $11.03	4,468	(e)	0.65% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Mid Cap Value VCT
2004	3,402	$11.67 to $16.27	49,664	0.27	0.00% to 1.60%	20.27% to 21.91%
2003	983	$10.27 to $13.46	11,735	0.16	0.55% to 1.50%	35.44% to 36.73%
2002	245	$8.70 to $8.82	2,143	0.33	0.55% to 1.50%	-12.53% to -12.05%
2001	8	$9.95 to $9.97	81	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Scudder Equity 500 Index
2004	-	$12.34	2	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
T. Rowe Price Mid-Cap Value
2004	53	$11.54 to $11.64	$ 619	(e)%	0.50% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Foreign
2004	39	$11.36 to $11.46	450	(e)	0.65% to 1.65%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Growth
2004	5	$11.26 to $11.31	61	(e)	0.95% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Global Bond
2004	572	$11.59 to $17.55	6,775	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
UBS U.S. Small Cap Growth
2004	4	$10.71	48	(e)	0.70%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Vanguard® 500 Index
2004	1	$10.82	$ 13	(e)%	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Vanguard® Variable Insurance
2004	18	$11.19 to $11.23	208	(e)	1.10% to 1.65%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Wanger Select
2004	195	$11.39 to $11.85	2,227	(e)	0.70% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Wanger U.S. Smaller Companies
2004	186	$11.55 to $12.12	2,155	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Washington Mutual InvestorsSM - Class R-3
2004	115	$10.66 to $10.77	1,232	(e)	0.30% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Washington Mutual InvestorsSM - Class R-4
	2004	3,309	$10.80 to $11.08	$ 35,859	(e)%	0.55% to 1.50%	(e)
	2003	(e)	(e)	(e)	(e)	(e)	(e)
	2002	(e)	(e)	(e)	(e)	(e)	(e)
	2001	(e)	(e)	(e)	(e)	(e)	(e)
	2000	(e)	(e)	(e)	(e)	(e)	(e)

(a)	Not provided for 2000
(b)	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
(c)	As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
(d)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented
(e)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2004, 2003 and 2002	C-3

Consolidated Balance Sheets as of
December 31, 2004 and 2003	C-4

Consolidated Statements of Changes in Shareholder's Equity for the years ended
December 31, 2004, 2003 and 2002	C-5

Consolidated Statements of Cash Flows for the years ended
December 31, 2004, 2003 (Restated) and 2002 (Restated)	C-6

Notes to Consolidated Financial Statements	C-7

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2004 and 2003, and the related consolidated statements of operations, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002. As discussed in Note 14 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to its payables for securities purchased, short-term borrowings, and investment contracts for the years ended December 31, 2003 and 2002.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 31, 2005

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations(In millions)

	Year ended December 31,
	2004	2003	2002
Revenues:
Net investment income	$ 983.1	$ 919.1	$ 959.5
Fee income	455.7	395.8	423.9
Premiums	38.5	50.1	53.9
Net realized capital gains (losses)	25.2	64.5	(101.0)
Total revenue	1,502.5	1,429.5	1,336.3
Benefits and expenses:
Interest credited and other benefits
to contractowners	739.4	723.4	707.3
Operating expenses	394.0	383.9	361.4
Amortization of deferred policy acquisition costs
and value of business acquired	127.4	106.5	181.5
Total benefits and expenses	1,260.8	1,213.8	1,250.2
Income before income taxes and cumulative effect of
change in accounting principle	241.7	215.7	86.1
Income tax expense	42.4	61.1	18.6
Income before cumulative effect of change
in accounting principle	199.3	154.6	67.5
Cumulative effect of change in accounting principle,
net of tax	-	-	(2,412.1)
Net income (loss)	$ 199.3	$ 154.6	$ (2,344.6)

The accompanying notes are an integral part of these consolidated financial statements.

C-3

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	December 31,
	2004	2003
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,684.7 at 2004 and $15,455.0 at 2003)	$ 17,151.3	$ 16,049.7
Equity securities, available-for-sale, at fair value
(cost of $153.9 at 2004 and $146.5 at 2003)	162.6	161.9
Mortgage loans on real estate	1,090.2	754.5
Policy loans	262.7	270.3
Other investments	57.0	53.6
Securities pledged (amortized cost of $1,258.8 at 2004 and $1,624.4 at 2003)	1,274.3	1,644.8
Total investments	19,998.1	18,934.8
Cash and cash equivalents	187.3	57.8
Short-term investments under securities loan agreement	219.5	123.9
Accrued investment income	181.7	169.6
Notes receivable from affiliate	175.0	-
Reinsurance recoverable	2,902.7	2,953.2
Deferred policy acquisition costs	414.5	307.9
Value of business acquired	1,365.2	1,415.4
Due from affiliates	25.9	41.5
Other assets	59.6	206.2
Assets held in separate accounts	33,310.5	33,014.7
Total assets	$ 58,840.0	$ 57,225.0

The accompanying notes are an integral part of these consolidated financial statements.

C-4

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	December 31,
	2004	2003
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$ 20,886.4	$ 19,276.6
Due to affiliates	49.4	92.4
Payables for securities purchased	25.1	5.4
Payables under securities loan agreement	219.5	123.9
Borrowed money	1,057.4	1,519.3
Current income taxes	82.6	85.6
Deferred income taxes	209.3	184.7
Other liabilities	275.6	276.5
Liabilities related to separate accounts	33,310.5	33,014.7
Total liabilities	56,115.8	54,579.1

Shareholder's equity:
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50.0 per share value)	2.8	2.8
Additional paid-in capital	4,576.5	4,646.5
Accumulated other comprehensive income	67.1	116.0
Retained earnings (deficit)	(1,922.2)	(2,119.4)
Total shareholder's equity	2,724.2	2,645.9
Total liabilities and shareholder's equity	$ 58,840.0	$ 57,225.0

The accompanying notes are an integral part of these consolidated financial statements.

C-5

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder's Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income	(Deficit)	Equity

Balance at December 31, 2001	$ 2.8	$ 4,292.4	$ 55.8	$ 103.3	$ 4,454.3
Comprehensive loss:
Net loss	-	-	-	(2,344.6)	(2,344.6)
Other comprehensive income,
net of tax:
Net unrealized gain on
securities ($94.9 pretax)	-	-	61.7	-	61.7
Comprehensive loss					(2,282.9)
Distribution of IA Holdco	-	(27.4)	-	(32.7)	(60.1)
Capital contributions	-	164.3	-	-	164.3
SERP - transfer	-	(15.1)	-	-	(15.1)
Other changes	-	2.3	-	-	2.3
Balance at December 31, 2002	2.8	4,416.5	117.5	(2,274.0)	2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive loss,
net of tax:
Net unrealized loss on
securities (($2.4) pretax)	-	-	(1.5)	-	(1.5)
Comprehensive income					153.1
Capital contributions	-	230.0	-	-	230.0
Balance at December 31, 2003	2.8	4,646.5	116.0	(2,119.4)	2,645.9
Comprehensive income:
Net income	-	-	-	199.3	199.3
Other comprehensive loss,
net of tax:
Net unrealized loss on
securities (($49.5) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Comprehensive income	-	-	-	-	150.4
Dividends paid	-	(70.0)	-	-	(70.0)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	$ 2.8	$ 4,576.5	$ 67.1	$ (1,922.2)	$ 2,724.2
The accompanying notes are an integral part of these consolidated financial statements.

C-6

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year ended December 31,
		2003	2002
	2004	(Restated)	(Restated)
Cash Flows from Operating Activities:
Net income (loss)	$ 199.3	$ 154.6	$ (2,344.6)
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Capitalization of deferred policy acquisition costs	(168.0)	(159.7)	(127.6)
Amortization of deferred policy acquisition costs and
value of business acquired	134.3	106.5	158.5
Net accretion/decretion of discount/premium	155.9	198.9	115.5
Future policy benefits, claims reserves,
and interest credited	620.4	705.9	953.7
Impairment of goodwill	-	-	2,412.1
Provision for deferred income taxes	41.0	22.1	23.6
Net realized capital (gains) losses	(25.1)	(64.5)	101.0
Depreciation	12.4	23.3	20.9
Change in:
Accrued investment income	(2.3)	1.3	(10.0)
Reinsurance recoverable	50.5	33.3	172.7
Accounts receivable and assets accruals	18.2	(25.2)	(5.8)
Due to/from affiliates	(32.8)	47.4	8.1
Other payables and accruals	17.9	14.4	(82.8)
Net cash provided by operating activities	1,021.7	1,058.3	1,395.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	26,791.8	29,977.9	26,315.3
Equity securities, available-for-sale	85.7	130.2	57.2
Mortgage loans on real estate	71.0	16.3	2.0
Acquisition of:
Fixed maturities, available-for-sale	(26,809.0)	(31,951.6)	(28,272.8)
Equity securities, available-for-sale	(81.6)	(34.8)	(81.8)
Mortgage loans on real estate	(406.7)	(194.2)	(343.7)
Increase in policy loans	7.6	26.0	32.7
Purchases/sales of property and equipment, net	(11.7)	(5.2)	(5.8)
Change in other investments	(15.3)	(8.1)	(22.4)
Loans to affiliates	(175.0)	-	-
Net cash used in investing activities	(543.2)	(2,043.5)	(2,319.3)
The accompanying notes are an integral part of these consolidated financial statements.

C-7

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year ended December 31,
		2003	2002
	2004	(Restated)	(Restated)
Cash Flows from Financing Activities:
Deposits for investment contracts	$ 2,089.9	$ 2,296.6	$ 1,349.1
Maturities and withdrawals from investment contracts	(1,910.4)	(1,745.5)	(741.4)
Short-term borrowings, net	(458.5)	196.5	299.7
Dividends paid to Parent	(70.0)	-	-
Capital contributions	-	230.0	-
Net cash provided by (used in) financing activities	(349.0)	977.6	907.4
Net increase (decrease) in cash and cash equivalents	129.5	(7.6)	(16.6)
Cash and cash equivalents, beginning of year	57.8	65.4	82.0
Cash and cash equivalents, end of year	$ 187.3	$ 57.8	$ 65.4
Supplemental cash flow information:
Income taxes paid, net	$ 3.2	$ 29.8	$ 6.7
Interest paid	$ 22.8	$ 32.6	$ 20.6

The accompanying notes are an integral part of these consolidated financial statements.

C-8

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company ("ILIAC"), a stock life insurance company domiciled in the state of Connecticut, and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"). On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion and HOLDCO merged into Lion. As a result, ILIAC is now a direct, wholly-owned subsidiary of Lion, which in turn is an indirect, wholly-owned subsidiary of ING. ING is a global financial services company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, education (collectively "not-for-profit" organizations), and corporate markets. The Company's products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Recently Adopted Accounting Standards

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that revenues and expenses related to such arrangements, be consolidated with the respective lines in the Consolidated Statements of Operations. In addition, the SOP requires that additional liabilities be established for certain guaranteed death and other benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners must be recognized on the Consolidated Balance Sheets separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs ("DAC").

The Company evaluated all requirements of SOP 03-1 which resulted in the consolidation of the Separate Account supporting the guarantee option into the General Account. Requirements to establish additional liabilities for minimum guarantee benefits are applicable to the Company; however, the Company's policies on contract liabilities have historically been, and continue to be, in conformity with the newly established requirements. Requirements for recognition of additional liabilities for products with certain patterns of cost of insurance charges are not applicable to the Company. The adoption of SOP 03-1 had no significant effect on the Company's financial position, results of operations, or cash flows.

In the fourth quarter of 2004, the Company implemented Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "TPA").

The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. The adoption of the TPA did not have an impact on the Company's financial position, results of operations, or cash flows.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004 which did not have an impact on the Company's financial position, results of operations, or cash flows.

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1 ("EITF-03-1"), "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,'" which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Accounting for Derivative Instruments and Hedging Activities

The Derivative Implementation Group ("DIG"), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company's financial position, results of operations, or cash flows.

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

disclosures about VIEs that the variable interest holder is required to consolidate and those VIEs it is not required to consolidate but in which it has a significant variable interest.

The Company holds investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8,489.3 as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004 of $8,396.1 represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

Guarantees

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

Goodwill Impairment

During 2002, the Company adopted FAS No. 142, "Goodwill and Other Intangible Assets." The adoption of this standard resulted in the recognition of an impairment loss of $2,412.1, net of taxes of $1,298.8, related to prior acquisitions, recorded retroactive to the first quarter of 2002. Prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the December 31, 2002 Consolidated Statement of Operations.

New Accounting Pronouncements

In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS 123R"), which requires all share-based payments be recognized in the

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

financial statements based upon the fair value. FAS 123R is effective at the beginning of the first interim or annual period beginning after June 15, 2005. Earlier adoption is encouraged. FAS 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new and unvested awards beginning in the fiscal period in which the recognition provisions are first applied. Prior periods are not restated. The modified-retrospective method, entities are allowed to restate prior periods by recognizing the compensation cost in the amount previously reported in the pro forma footnote disclosures as required under FAS No. 123, "Accounting for Stock-Based Compensation."

The Company intends to early adopt the provisions of FAS 123R on January 1, 2005 using the modified-prospective method. The adoption of FAS 123R is not expected to have a material impact on the Company's financial position, results of operations or cash flows. Prior to January 2005, the Company applied the intrinsic value-based provisions set forth in APB Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior years financial information to conform to the current year presentation, including a reclassification in the amount of $9.2, net of tax, from retained earnings to accumulated other comprehensive income as of December 31, 2001 (see footnote 14).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Investments

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related changes in deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the General Account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in future policy benefits and claims reserves on the Consolidated Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Consolidated Statements of Operations. Unrealized

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Repurchase Agreements

The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities and the offsetting collateral liability is included in borrowed money on the Consolidated Balance Sheets.

Derivatives

The Company's use of derivatives is limited mainly to hedging purposes. However, these derivatives are not accounted for using hedge accounting treatment under FAS No. 133 and the Company does not seek hedge accounting treatment. The Company enters into interest rate, equity market, and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price or cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses. Derivatives are included in other investments on the Consolidated Balance Sheets.

The Company also has investments in certain fixed maturity instruments and has retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Changes in the fair value of embedded derivatives are recorded in net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives are included in fixed maturities.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

VOBA represents the outstanding value of in force business capitalized and is subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

The amortization methodology used for DAC and VOBA varies by product type. FAS No. 60, "Accounting and Reporting by Insurance Enterprises," applies to traditional life insurance products, primarily whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analysis of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

amortization. In general, increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company establishes and carries actuarially determined reserve liabilities which are calculated to meet its future obligations. Changes in or deviations from the assumptions used can significantly affect the Company's reserve levels and related future operations.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent benefits are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.5% to 11.9% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to investments and unamortized realized gains/losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractholders, plan participants, and the Company.

Reserves for immediate annuities with life contingent benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 4.9% to 9.5% for all years presented.

Because the sale of the domestic individual life insurance business on October 1, 1998 was substantially in the form of an indemnity reinsurance agreement, the Company includes an amount in reinsurance recoverable on the Consolidated Balance Sheet, which approximates the Company's total individual life reserves. See Note 11 to the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Sales Inducements

Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately and included in Other Assets on the Consolidated Balance Sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Consolidated Balance Sheet. Beginning in 2004, sales inducements are amortized as a component of interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For most annuity contracts, fee income for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed against contractowners. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits on the Consolidated Statements of Operations. Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

Separate Accounts

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract in shares of mutual funds which are managed by the Company or its affiliates, or other selected mutual funds not managed by the Company or its affiliates.

Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for presentation in the separate caption in the Consolidated Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2004 and 2003, unrealized gains of $7.3 and $55.7, respectively, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $2.9 billion and $3.0 billion at December 31, 2004 and 2003, respectively, is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business in 1998 (See Note 11).

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Investments

Fixed maturities and equity securities available-for-sale as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$ 197.3	$ 0.9	$ 0.9	$ 197.3
States, municipalities and political
subdivisions	32.1	0.2	0.9	31.4
U.S. corporate securities:
Public utilities	1,207.6	50.0	5.0	1,252.6
Other corporate securities	5,846.5	275.0	25.4	6,096.1
Total U.S. corporate securities	7,054.1	325.0	30.4	7,348.7
Foreign securities:
Government	660.2	33.9	3.1	691.0
Other	1,656.4	78.4	6.1	1,728.7
Total foreign securities	2,316.6	112.3	9.2	2,419.7
Residential mortgage-backed securities	5,497.6	65.6	58.2	5,505.0
Commercial mortgage-backed securities	1,491.2	73.2	4.4	1,560.0
Other asset-backed securities	1,354.6	22.6	13.7	1,363.5
Total fixed maturities, including
fixed maturities pledged	17,943.5	599.8	117.7	18,425.6
Less: fixed maturities pledged to creditors	1,258.8	18.0	2.5	1,274.3
Fixed maturities	16,684.7	581.8	115.2	17,151.3
Equity securities	153.9	9.2	0.5	162.6
Total investments available-for-sale	$ 16,838.6	$ 591.0	$ 115.7	$ 17,313.9

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Fixed maturities and equity securities available-for-sale as of December 31, 2003, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$ 350.0	$ 1.7	$ 0.3	$ 351.4
States, municipalities and political
subdivisions	2.1	0.1	-	2.2
U.S. corporate securities:
Public utilities	970.7	48.9	11.4	1,008.2
Other corporate securities	5,568.1	327.9	29.1	5,866.9
Total U.S. corporate securities	6,538.8	376.8	40.5	6,875.1
Foreign securities:
Government	605.2	33.7	2.8	636.1
Other	1,364.7	74.5	11.0	1,428.2
Total foreign securities	1,969.9	108.2	13.8	2,064.3
Residential mortgage-backed securities	5,903.7	91.8	35.1	5,960.4
Commercial mortgage-backed securities	1,278.5	105.0	3.3	1,380.2
Other asset-backed securities	1,036.4	34.0	9.5	1,060.9
Total fixed maturities, including
fixed maturities pledged to creditors	17,079.4	717.6	102.5	17,694.5
Less: fixed maturities pledged to creditors	1,624.4	23.8	3.4	1,644.8
Fixed maturities	15,455.0	693.8	99.1	16,049.7
Equity securities	146.5	15.5	0.1	161.9
Total investments available-for-sale	$ 15,601.5	$ 709.3	$ 99.2	$ 16,211.6

At December 31, 2004 and 2003, net unrealized appreciation of $490.8 and $630.5, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $357.5 and $491.5, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in future policy benefits and claim reserves.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2004, are shown below by duration:

	Unrealized	Fair
	Loss	Value
Duration category:
Less than six months below amortized cost	$ 37.7	$ 3,319.0
More than six months and less than twelve months below cost	34.9	1,795.0
More than twelve months below amortized cost	45.6	960.5
Total investments available-for-sale	$ 118.2	$ 6,074.5

Of the unrealized losses, less than 6 months in duration of $37.7, there were $9.5 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $28.2, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,746.2.

Of the unrealized losses, more than 6 months and less than 12 months in duration, of $34.9, there were $16.4 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $18.5, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $829.2.

An analysis of the unrealized losses, more than 12 months in duration, of $45.6 follows. There were $15.9 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $29.7, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $505.6.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The amortized cost and fair value of total fixed maturities for the year ended December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 395.8	$ 400.0
After one year through five years	3,650.0	3,727.4
After five years through ten years	3,128.8	3,256.4
After ten years	2,425.5	2,613.3
Mortgage-backed securities	6,988.8	7,065.0
Other asset-backed securities	1,354.6	1,363.5
Less: fixed maturities pledged to creditors	1,258.8	1,274.3
Fixed maturities	$ 16,684.7	$ 17,151.3

At December 31, 2004 and 2003, fixed maturities with carrying values of $10.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004 or 2003.

The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2004 and 2003, approximately 4.1% and 2.8%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

The Company enters into dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase its return on investments and improve liquidity. At December 31, 2004 and 2003, the carrying value of the securities pledged in dollar rolls and repurchase agreements was $1,274.3 and $1,644.8, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreements is included in pledged securities on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $1,057.4 and $1,519.3 at December 31, 2004 and 2003, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in borrowed money on the Consolidated Balance Sheets.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Impairments

The following table identifies the Company's other-than-temporary impairments by type as of December 31:

	2004		2003		2002
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Corporate	$ -	-	$ 6.2	4	$ 0.1	2
Residential mortgage-backed	13.5	53	88.2	83	40.0	33
Limited partnership	-	-	2.0	1
Equities	-	-	-	2	0.1	2
Total	$ 13.5	53	$ 96.4	90	$ 40.2	37

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2004 and 2003 is $125.0 and $123.1, respectively.

Net Investment Income

Sources of net investment income were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 980.5	$ 946.2	$ 964.1
Preferred stock	-	9.9	3.9
Mortgage loans on real estate	56.0	42.7	23.3
Policy loans	8.1	9.0	8.7
Cash equivalents	2.4	1.7	1.7
Other	(2.1)	(1.0)	23.4
Gross investment income	1,044.9	1,008.5	1,025.1
Less: investment expenses	61.8	89.4	65.6
Net investment income	$ 983.1	$ 919.1	$ 959.5

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to impairment of investments. Net realized capital gains (losses) on investments were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 24.7	$ 63.9	$ (97.5)
Equity securities	0.5	0.6	(3.5)
Pretax net realized capital gains (losses)	$ 25.2	$ 64.5	$ (101.0)
After-tax net realized capital gains (losses)	$ 16.4	$ 41.9	$ 65.7

Net realized capital gains allocated to experience-rated contracts of $42.0, $43.9, and $63.6 for the years ended December 31, 2004, 2003 and 2002, respectively, were deducted from net realized capital gains and an offsetting amount was reflected in future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractholders were $233.4, $213.7, and $199.3 at December 31, 2004, 2003 and 2002, respectively.

Proceeds from the sale of fixed maturities and equity securities and the related gross gains and losses, excluding those related to experience-related contractholders, were as follows:

	Year ended December 31,
	2004	2003	2002
Proceeds on sales	$ 10,236.3	$ 12,812.5	$ 13,265.2
Gross gains	146.9	291.9	276.7
Gross losses	70.9	228.0	374.2

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Changes in shareholder's equity related to changes in accumulated other comprehensive income (net unrealized capital gains and losses on securities, including securities pledged excluding those related to experience-rated contractholders) were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 16.1	$ (54.3)	$ 104.8
Equity securities	(5.7)	17.9	(1.6)
Sales inducements	(0.1)	-	-
Other	(59.8)	34.0	(8.3)
Subtotal	(49.5)	(2.4)	94.9
Less: (Increase) decrease in deferred income taxes	(17.3)	(0.9)	33.2
Net increase (decrease) in accumulated other
comprehensive (loss) income	$ (32.2)	$ (1.5)	$ 61.7

2.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Fair values of these securities are based upon quoted market price.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: The carrying amounts for these liabilities approximate their fair value.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:

	2004		2003
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturity securities, including
securities pledged	$ 18,425.6	$ 18,425.6	$ 17,694.5	$ 17,694.5
Equity securities	162.6	162.6	161.9	161.9
Mortgage loans on real estate	1,090.2	1,119.8	754.5	798.5
Policy loans	262.7	262.7	270.3	270.3
Cash and cash equivalents	187.3	187.3	57.8	57.8
Assets held in Separate Accounts	33,310.5	33,310.5	33,014.7	33,014.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	2,106.0	2,028.2	2,282.9	2,259.4
Without a fixed maturity	13,884.9	13,845.6	12,936.9	12,892.0
Liabilities related to Separate Accounts	33,310.5	33,310.5	33,014.7	33,014.7

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Derivative Financial Instruments

Interest Rate Floors

Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2004 or 2003.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Interest Rate Caps

Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2004 were $527.8, $5.9, and $5.9, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6, $8.2, and $8.2, respectively.

Interest Rate Swaps

Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2004 were $1,766.0, $2.1, and $2.1, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0, $(14.4), and $(14.4), respectively.

Foreign Exchange Swaps

Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2004 were $126.5, $(28.4), and $(28.4), respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1, $(12.8), and $(12.8), respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

3.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the year-ended December 31, 2004, 2003 and 2002 within VOBA was as follows:

Balance at December 31, 2001	$ 1,601.8
Adjustment for unrealized gain (loss)	(21.9)
Additions	25.0
Interest accrued at 7%	86.8
Amortization	(253.3)

Balance at December 31, 2002	1,438.4
Adjustment for unrealized gain (loss)	6.2
Additions	59.1
Interest accrued at 7%	92.2
Amortization	(180.5)

Balance at December 31, 2003	1,415.4
Adjustment for unrealized gain (loss)	7.9
Additions	50.1
Interest accrued at 6%	92.3
Amortization	(200.5)

Balance at December 31, 2004	$ 1,365.2

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.2, $105.8, $97.4, $92.4, and $90.6 for the years 2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

During 2004, VOBA amortization increased principally due to higher actual gross profits, as a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. Also, surrenders increased, which resulted in higher amortization for certain business.

During 2003 the Company reset long-term assumptions for the Separate Account returns from 9.0% to 8.5% (gross before fund management fees and mortality, expense, and other policy charges), reflecting a blended return of equity and other sub-accounts. The 2003 unlocking adjustment was primarily driven by improved market performance compared to expected during 2003. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 before tax, or $2.4, net of $1.3 of federal income tax expense.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term return assumptions for the Separate Account returns to 9.0% (gross before fund management fees and mortality, expense, and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 before tax, or $29.7, net of $15.9 of federal income tax benefit.

4.	Dividend Restrictions and Shareholder's Equity

The Company's ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) 10% of statutory surplus at prior year end or (2) ILIAC's prior year statutory net gain from operations.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay cash dividends to Lion in 2003 or 2002. However, on February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 dividend distribution. ILIAC did not receive capital contributions from its parent in 2004 and received $230.0 and $164.3 in capital contributions during 2003 and 2002, respectively.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $217.2, $67.5, and $148.8 for the years ended December 31, 2004, 2003, and 2002, respectively. Statutory capital and surplus was $1,344.5 and $1,230.7 as of December 31, 2004 and 2003, respectively.

As of December 31, 2004, the Company did not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

5.	Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates an additional liability ("SOP reserves") for certain guaranteed minimum death benefits ("GMDBs") in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2004, the Separate Account liability subject to SOP 03-1 for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4,396.0 and $0.7, respectively.

The aggregate fair value of equity securities (including mutual funds) supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004 was $4,396.0.

6.	Income Taxes

ILIAC files a consolidated federal income tax return with its subsidiary, IICA. ILIAC has a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

Income taxes (benefits) from continuing operations consist of the following:

	Year ended December 31,
	2004	2003	2002
Current tax expense (benefit):
Federal	$ (3.8)	$ 37.9	$ 40.4
State	-	1.1	1.8
Total current tax expense (benefit)	(3.8)	39.0	42.2
Deferred tax expense (benefit):
Federal	46.2	22.1	(23.6)
Total deferred tax expense (benefit)	46.2	22.1	(23.6)
Total income tax expense (benefit)	$ 42.4	$ 61.1	$ 18.6

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

	Year ended December 31,
	2004	2003	2002
Income before income taxes and cumulative
effect of change in accounting principle	$ 241.7	$ 215.7	$ 86.1
Tax rate	35%	35%	35%
Income tax at federal statutory rate	84.6	75.5	30.1
Tax effect of:
State income tax, net of federal benefit	-	0.7	1.2
Dividends received deduction	(9.6)	(14.0)	(5.3)
IRS audit settlement	(33.0)
Transfer of mutual fund shares	-	-	(6.7)
Other, net	0.4	(1.1)	(0.7)
Income tax expense	$ 42.4	$ 61.1	$ 18.6

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, are presented below:

	2004	2003
Deferred tax assets:
Insurance reserves	$ 286.4	$ 263.7
Unrealized gains allocable to experience-rated contracts	125.1	172.0
Investments	-	69.7
Postemployment benefits	60.5	30.2
Compensation	35.5	56.0
Other, net	23.4	19.7
Total gross assets	530.9	611.3
Deferred tax liabilities:
Value of business acquired	477.8	495.4
Net unrealized capital gains	161.3	236.4
Deferred policy acquisition costs	91.3	59.2
Other, net	9.8	5.0
Total gross liabilities	740.2	796.0
Net deferred tax liability	$ 209.3	$ 184.7

Net unrealized capital gains and losses are presented as a component of Other Comprehensive Income in shareholder's equity, net of deferred taxes.

Under prior law, the Company was allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account and only becomes taxable under certain conditions, which management believes to be remote.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders' Surplus Account accumulated balance of $17.2 million.

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

The Company establishes reserves for probable proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments. The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through the December 13, 2000 short period. The tax benefit associated with the settlement of the most recent audit is included in the 2004 financial statements. The Service has commenced its examination for the tax years ended December 31, 2000 and 2001. Additionally, various state tax audits are in process.

7.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $19.0 for 2004, $15.1 for 2003, and $6.4 for 2002, respectively.

Defined Contribution Plan

ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $8.0, $7.1 and $7.1 in 2004, 2003, and 2002, respectively.

Other Benefit Plans

The Company also sponsors a tax-qualified profit sharing plan for Career Agents that is intended to satisfy the requirements of Code Section 401(K).

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees; defined benefit pension plans for insurance salesmen who have entered into a career agent agreement and certain other individuals; and health care and life insurance benefits to retired employees and their eligible dependents. The supplemental retirement plan and defined benefit pension plan are non-qualified defined benefit pension plans, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The defined benefit plan for salesmen was terminated effective January 1, 2002, and all benefit accruals ceased. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefit charges allocated to the Company related to all of these plans for the years ended December 31, 2004, 2003, and 2002, were not significant.

8.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

    Investment advisory agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2004, 2003, and 2002, expenses were incurred in the amounts of $58.8, $53.8, and $46.5, respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

    Services agreement between the Company and its affiliates effective January 2001, and amended effective January 1, 2002. For the years ended December 31, 2004, 2003, and 2002, net expenses related to the agreement where incurred in the amount of $8.6, $19.2, and $13.4, respectively.

    Expense sharing agreement with ING North America Insurance Corporation, Inc., dated as of January 1, 2001, as amended effective January 1, 2002, for administrative, management, financial, and information technology services. For the years ended December 31, 2004, 2003, and 2002, expenses were incurred in the amounts of $132.9, $136.4, and $126.0, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $209.2, $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management LLP ("Aeltus")), and $391.8 (includes fees paid to Aeltus through February 28, 2002, when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) in 2004, 2003, and 2002, respectively.

Reciprocal Loan Agreement

ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

of $0.2, $0.1, and $0.1, for the years ended December 31, 2004, 2003, and 2002, respectively, and earned interest income of $1.3, $0.9, and $2.1 for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, respectively, ILIAC had a $25.0 and $41.4 receivable from ING AIH under this agreement.

Notes from Affiliate

On December 29, 2004, ING USA Annuity and Life Insurance Company ("ING USA") issued surplus notes in the aggregate principal amount of $400.0 (the "Notes") scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company ("ReliaStar Life"), and Security Life of Denver International Limited ("SLDI"), in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Company's $175.0 Notes Receivable from ING USA bears interest at a rate of 6.257% per year. Any payment of principal and/or interest is subject to the prior approval of the Insurance Commissioner of the state of Iowa. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005.

Tax Sharing Agreements

ILIAC has a federal tax sharing agreement with IICA, whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory federal tax rate.

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Capital Transactions and Dividends

In 2004, ILIAC did not receive any capital contributions. In 2003, ILIAC received $230.0 in cash capital contributions from Lion. In 2002, ILIAC received capital contributions in the form of investments in affiliated mutual funds of $164.3 from HOLDCO.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 or 2002. However, on February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 dividend distribution.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

9.	Financing Agreements

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which is due on demand, the Company can borrow up to $125.0 from the Bank. Interest on any borrowing accrues at an annual rate equal to (1) the cost of funds for the Bank for the period applicable for the advance plus .225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company did not have any balances payable to the Bank.

The Company also maintains a perpetual revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100.0 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to (1) the cost of funds for BONY for the period applicable for the advance plus .35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.

Also see Reciprocal Loan Agreement in Note 9.

10.	Reinsurance

At December 31, 2004, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $61.1 and $63.8 as of December 31, 2004 and 2003, respectively, was sold to Lincoln.

On December 16, 1988, the Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.3 and $20.4 were maintained for this contract as of December 31, 2004 and 2003, respectively.

The effect of reinsurance on premiums and recoveries for the years ended December 31, 2004, 2003 and 2002, were as follows:

	Year ended December 31,
	2004	2003	2002
Direct premiums	$ 39.0	$ 51.1	$ 55.9
Reinsurance assumed	-	0.1	-
Reinsurance ceded	(0.5)	(1.1)	(2.0)
Net premiums	$ 38.5	$ 50.1	$ 53.9

11.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under operating leases that expire through 2009.

For the years ended December 31, 2004, 2003, and 2002, rent expense for leases was $18.1, $20.8 and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2005 through 2009 are estimated to be $16.7, $15.4, $14.0, $1.3, and $0.5, respectively, and $0.1 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments of $778.2 with an estimated fair value of $778.2.

Litigation

The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

12.	Other Comprehensive Income

The components of other comprehensive income for the years ended December 31, 2004 and 2003 were as follows:

	As of December 31,
	2004	2003
Net unrealized capital gains (losses):
Fixed maturities	$ 124.6	$ 108.5
Equity securities	8.7	14.4
Sales inducements	(0.1)	-
Other	(8.2)	51.6
Subtotal	125.0	174.5
Less: Deferred income taxes	41.2	58.5
Net unrealized capital gains	83.8	116.0
Minimum pension liability	(16.7)	-
Net accumulated other comprehensive income	$ 67.1	$ 116.0

Net unrealized capital gains allocated to experience-rated contracts of $357.5 and $491.5 at December 31, 2004 and 2003, respectively, are reflected on the Consolidated Balance Sheets in future policy benefits and claims reserves and are not included in shareholder's equity.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Changes in accumulated other comprehensive income related to changes in net unrealized gains (losses) on securities, including securities pledged, excluding those related to experience-rated contractholders, were as follows:

	Year ended December 31,
	2004	2003	2002
Unrealized holding (losses) gains arising
during the year (1)	$ 18.6	$ (48.1)	$ 127.4
Less: reclassification adjustment for gains
(losses) and other items included in
net income(2)	50.8	(46.6)	65.7
Net unrealized (losses) gains on securities	$ (32.2)	$ (1.5)	$ 61.7

(1) Pretax net unrealized holding gains (losses) were $28.6, $(74.0), and $196.0, for the years ended December 31, 2004, 2003, and 2002, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $78.1, $(71.6), and $101.1, for the years ended December 31, 2004, 2003, and 2002, respectively.

13.	Reclassifications and Changes to Prior Year Presentation

During 2004, certain changes were made to the 2003 and 2002 Statements of Operations to reflect the correct balances, as follows:

    Certain changes were made to the classification of reinsurance ceded related to certain products, which were included as a reduction to premiums.

    Certain changes were made to the classification of certain annuity and other products, which were included in premium income.

    Certain changes were made to the classification of certain benefits to contractowners, which were included as a reduction to premiums.

In addition, certain reclassifications have been made to conform to the current year presentation.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

These changes had no impact on net income or shareholder's equity of the Company. We deemed these changes to the Statement of Operations as immaterial, and, as such, have not labeled the Statement of Operations as restated. The following summarizes the corrections to each financial statement line item:

	Previously		Revised
Year ended 12/31/2003	Reported 2003	Adjustment	2003

Fee income	$ 384.3	$ 11.5	$ 395.8
Premiums	95.8	(45.7)	50.1
Total revenue	1,463.7	(34.2)	1,429.5
Interest credited and other benefits to contractowners	757.6	(34.2)	723.4
Total expense	1,248.0	(34.2)	1,213.8

	Previously		Revised
Year ended 12/31/2002	Reported 2002	Adjustment	2002

Fee income	$ 418.2	$ 5.7	$ 423.9
Premiums	98.7	(44.8)	53.9
Total revenue	1,375.4	(39.1)	1,336.3
Interest credited and other benefits to contractowners	746.4	(39.1)	707.3
Total expense	1,289.3	(39.1)	1,250.2

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Also, during 2004, certain changes were made to the 2003 and 2002 Statements of Cash Flows to reflect the correct balances, primarily related to payables for securities purchased, short-term borrowings, and investment contracts. As a result of these adjustments, we have labeled the Statements of Cash Flows for 2003 and 2002 as restated. The following summarizes the adjustments:

	Previously
	Reported	Adjustment	Restated
Year ended 12/31/2003
Net cash provided by (used for) operating activities	$ 1,254.8	$ (196.5)	$ 1,058.3
Net cash provided by (used for) financing activities	781.1	196.5	977.6

Year ended 12/31/2002
Net cash provided by (used for) operating activities	$ 1,527.7	$ (132.4)	$ 1,395.3
Net cash used for investing activities	(2,152.0)	(167.3)	(2,319.3)
Net cash provided by (used for) financing activities	607.7	299.7	907.4

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 consolidated financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected in 2003.

As Restated
2004	(In millions)	First	Second	Third	Fourth
Total revenue		$ 384.5	$ 362.1	$ 376.7	$ 379.2
Income (loss) before income taxes		64.4	54.7	61.3	61.3
Income tax expense (benefit)		20.4	17.0	(14.3)	19.3
Net income		$ 44.0	$ 37.7	$ 75.6	$ 42.0

As Reported
2004	(In millions)	First	Second	Third
Total revenue		$ 387.3	$ 364.4	$ 379.0
Income (loss) before income taxes		64.4	54.7	61.3
Income tax expense (benefit)		20.4	17.0	(14.3)
Net income		$ 44.0	$ 37.7	$ 75.6

As Restated
2003	(In millions)	First	Second*	Third*	Fourth
Total revenue		$ 351.6	$ 374.5	$ 353.9	$ 349.5
Income before income taxes		17.5	109.2	25.5	63.5
Income tax expense		5.1	35.4	0.6	20.0
Net income		$ 12.4	$ 73.8	$ 24.9	$ 43.5

As Reported
2003	(In millions)	First	Second*	Third*	Fourth
Total revenue		$ 359.2	$ 381.3	$ 354.7	$ 368.5
Income before income taxes		17.5	109.2	25.5	63.5
Income tax expense		5.1	35.4	0.6	20.0
Net income		$ 12.4	$ 73.8	$ 24.9	$ 43.5

* Restated

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2004
-	Statements of Operations for the year ended December 31, 2004
-	Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003
-	Notes to Financial Statements
Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Statements of Operations for the years ended December 31, 2004, 2003 and 2002
-	Consolidated Balance Sheets as of December 31, 2004 and 2003
-	Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002
-	Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
-	Notes to Consolidated Financial Statements
(b)	Exhibits
(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Broker-Dealer Agreement • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(3.2)

Alternative Form of Wholesaling Agreement and Related Selling Agreement • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

(3.3)

Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(3.4)

Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(4.1)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
(4.2)

Variable Annuity Certificate GIRAC-02) to Contract G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-75980), as filed on April 16, 2003.

(4.3)	Variable Annuity Certificate (GTCC-HF) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.4)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(4.5)	Variable Annuity Contract (GIH-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.6)	Variable Annuity Contract (IMT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.7)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
(4.8)	Variable Annuity Contract (GIP-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75980), as filed on August 19, 1997.
(4.9)	Endorsement (EGAAE-IO) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.10)

Endorsement (EGISA-IA) to Contracts GIH-CDA-HB and IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(4.11)

Endorsement (EVPE-IC) to Contracts GIH-CDA-HB and IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(4.12)	Endorsement (EGE2MF5-IB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(4.13)

Endorsement (EGAWA-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(4.14)

Endorsement (EGAWGU-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(4.15)

Endorsement (ETCI-IB) to Contracts GIH-CDA-HB, GIP-CDA-HB and
IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(4.16)

Endorsement (EGP-MDRPM-96) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(4.17)	Endorsement (EGP-MDRHF-96) to Contract G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.18)	Endorsement (EGP-MDRHD-96) to Contract G-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.19)	Endorsement (EIP-MDRHD-96) to Contract I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.20)

Endorsement (EIP-MDRPM-96) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(4.21)

Endorsement (ESVB-HB) to Contracts IMT-CDA-HO and GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(4.22)	Endorsement (EUSR-HC) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.23)	Endorsement (EGAWI-HC) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.24)	Endorsement (ERPH-HB) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.25)	Endorsement (EIECVT-HI) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.26)

Endorsement (ESF-GPHIMT-HD) to Contracts IMT-CDA-HO and GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(4.27)	Endorsement (EEIMEDH-IB) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.28)	Endorsement (EEGEDP-IB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.29)	Endorsement (EPUMF-IC) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.30)	Endorsement (EGECVT-HI) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.31)	Endorsement (ERPH-HB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.32)	Endorsement (EEIMEDH-IB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.33)

Endorsement (EPAMAR-HD) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(4.34)	Endorsement (EFUND97) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
(4.35)

Endorsement (EG401-GIE-98) to Contracts G-CDA-HF, GIH-CDA-HB, G-CDA-HD and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 15, 1999.

(4.36)

Endorsement (EEGTRRA-CORP(01)) to Contracts G-CDA-HF, GTCC-FF, I-CDA-HD, GIH-CDA-HB, IMT-CDA-HO, G-CDA-HD and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 11, 2002.

(4.37)

Endorsement (E-LOANA(01/01)) to Contracts G-CDA-HF, ICDA-HD, IMT-CDA-HO, G-CDA-HD and Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.38)

Endorsements (ENMCHG (05/02)) and (ENMCHGI (05/02)) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(4.39)	Endorsement (EGTIRA-02) to Contract G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-75980), as filed on April 16, 2003.
(5.1)	Variable Annuity Contract Application (300-GPP-10) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75980), as filed on August 19, 1997.
(5.2)

Variable Annuity Contract Application (200-IMC-HG) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(6.2)

By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(7)	Not applicable
(8.1)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.2)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.3)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.4)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.5)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.6)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.7)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.8)

Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.9)

Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.10)

Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.11)

Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.12)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.13)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.14)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.15)

Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.33-75988), as filed on April 10, 2003.

(8.16)

Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

(8.17)

Form of Amendment dated __________, 200_ to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004

(8.18)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.19)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.20)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.33-75988), as filed on April 10, 2003.

(8.21)

Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

(8.22)

Form of Amendment dated _________, 200_ to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)

Powers of Attorney • Incorporated by reference to Registration Statement on Form S-2 for ING Insurance Company of America Guaranteed Account, as filed with the Securities and Exchange Commission on April 7, 2005 (File No. 333-49581).

(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Susan Collins[2]	Senior Vice President
Shaun P. Mathews[2]	Senior Vice President
Stephen J. Preston[3]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
James G. Auger[2]	Vice President
Marie M. Augsberger[2]	Vice President
Pamela M. Barcia[2]	Vice President
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Vice President
Linda Beblo[3]	Vice President
Jeoffrey A. Block[4]	Vice President
Kevin P. Brown[2]	Vice President
Anthony V. Camp[2]	Vice President
Mary Kathleen Carey-Reid[2]	Vice President
Kevin L. Christensen[4]	Vice President
Andrew D. Chua[5]	Vice President
Elizabeth A. Clifford[3]	Vice President
Patricia M. Corbett[4]	Vice President
Karen Czizik[5]	Vice President
Terrence O. Davis[1]	Vice President
Robert B. DiMartino[2]	Vice President
Shari A. Enger[3]	Vice President
Julie A. Foster[4]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[4]	Vice President
James Hennessy[6]	Vice President
Ronald C. Hull[2]	Vice President
William S. Jasien 12701 Fair Lakes Circle, Suite 470 Fairfax, Virginia 22033	Vice President
David Kelsey[2]	Vice President
Mary A. Langevin[2]	Vice President
Roger E. Lavallee[2]	Vice President
Frederick C. Litow[1]	Vice President
William L. Lowe[1]	Vice President
Thomas A. Lutter[3]	Vice President
Gregory J. Miller[2]	Vice President
Todd E. Nevenhoven[4]	Vice President
Peg O. Norris[3]	Vice President
Ethel Pippin[2]	Vice President
Robert A. Richard[2]	Vice President
Michael Roland[6]	Vice President
Eric Steelman[3]	Vice President
Carl P. Steinhilber[2]	Vice President
Laurie M. Tillinghast[2]	Vice President
Stanley Vyner[7]	Vice President
Barry G. Ward[1]	Vice President
Christopher R. Welp[4]	Vice President
Mary Broesch[3]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Richard Lau[3]	Vice President and Actuary
Alice Su3	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Terry J. Boucher[2]	Vice President and Appointed Actuary
Roger W. Fisher[1]	Vice President and Chief Accounting Officer
John R. Dobo[5]	Vice President and Chief Actuary
Therese M. Squillacote[2]	Vice President and Chief Compliance Officer
David S. Pendergrass[1]	Vice President and Treasurer
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant Secretary
Ira Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[8]	Secretary
James M. Desrocher Lincoln National Life Insurance Company 350 Church Street, MPR1 Hartford, CT 06103-1106	Illustration Actuary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
David Lee Jacobson[3]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James M. May, III[1]	Assistant Secretary
Donna M. O'Brien[2]	Assistant Secretary
Krystal L. Ols[8]	Assistant Secretary
Loralee A. Renelt[8]	Assistant Secretary
Carol Semplice[2]	Assistant Secretary
Linda E. Senker[3]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina P. J. Steffer[8]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane Yell[9]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
6	The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
7	The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
9	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

Item 27. Number of Contract Owners
As of February 28, 2005, there were 606,997 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.
Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Shaun P. Mathews[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
James Drake 5 Penn Plaza, 11th Floor New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
William Elmslie 5 Penn Plaza, 11th Floor New York, New York	Vice President
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Mary A. Langevin[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[4]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Krystal L. Ols[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James Taylor[2]	Tax Officer
1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$33,938,738.36
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2004.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.33-75980) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 18th day of April, 2005.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
	By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
	By:	Brian D. Comer*

Brian D. Comer President
As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Brian D. Comer*	President	)

Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	April 18,

Thomas J. McInerney		)	2005
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)

David A. Wheat		)

Roger Fisher*	Chief Accounting Officer	)

Roger Fisher		)

By:	/s/ Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT C Exhibit Index
Exhibit No.	Exhibit

99-B.8.17

Form of Amendment dated __________, 200_ to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004

99-B.8.22

Form of Amendment dated _________, 200_ to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm